                                                    Registration Nos. 333-109206
                                                                       811-02441

       As filed with the Securities and Exchange Commission on May 1, 2009

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.    [ ]     [ ]

     Post-Effective Amendment No.   [11]    [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No. [122]   [X]

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT D
                           (Exact Name of Registrant)

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                              2727-A Allen Parkway
                            Houston, Texas 77019-2191
         (Address of Depositor's Principal Executive Offices) (Zip Code)

                                 (713) 831-8470
               (Depositor's Telephone Number, including Area Code)

                              Lauren W. Jones, Esq.
                                  Chief Counsel
                      American General Life Companies, LLC
                               2929 Allen Parkway
                            Houston, Texas 77019-2191
      (Name and Address of Agent for Service for Depositor and Registrant)

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that the filing will become effective (check appropriate box)

     [ ]  immediately upon filing pursuant to paragraph (b)

     [X]  on May 1, 2009 pursuant to paragraph (b)

     [ ]  60 days after filing pursuant to paragraph (a)(1)

     [ ]  on (date) pursuant to paragraph (a)(1)

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

     Units of interest in American General Life Insurance Company Separate Account D under variable annuity contracts.

        PLATINUM INVESTOR(R)           .   JPMorgan Insurance Trust
     IMMEDIATE VARIABLE ANNUITY            ("JPMorgan")
  SINGLE PREMIUM IMMEDIATE VARIABLE
               ANNUITY                 .   MFS(R) Variable Insurance
         CONTRACT ISSUED BY                Trust/SM/ ("MFS(R) VIT")
   AMERICAN GENERAL LIFE INSURANCE
               COMPANY                 .   Neuberger Berman Advisers
   THROUGH ITS SEPARATE ACCOUNT D          Management Trust ("Neuberger
                                           Berman AMT")
This prospectus is dated May 1, 2009
                                       .   Oppenheimer Variable Account
This prospectus describes information      Funds ("Oppenheimer")
you should know before you purchase a
Platinum Investor Immediate Variable   .   PIMCO Variable Insurance Trust
Annuity (the "Platinum Investor            ("PIMCO VIT")
Annuity"). On page 5 you will find
definitions of certain capitalized     .   Pioneer Variable Contracts Trust
terms used in this prospectus. Please      ("Pioneer")
read this prospectus carefully and
keep it for future reference. For      .   Putnam Variable Trust ("Putnam
information on how to contact us,          VT")
please see page 4.
                                       .   SunAmerica Series Trust
The Platinum Investor Annuity is a         ("SunAmerica ST")
single premium immediate variable
annuity Contract (the "Contract" or    .   VALIC Company I ("VALIC Co. I")
"Contracts") between you and American
General Life Insurance Company         .   Van Kampen Life Investment Trust
("AGL") where you agree to make one        ("Van Kampen LIT")
Premium Payment to AGL and AGL agrees
to make a stream of Income (annuity)   .   Vanguard(R) Variable Insurance
Payments at a later date. The              Fund ("Vanguard VIF")
Contract is a single premium,
immediate, variable annuity offered    See "Variable Investment Options" on
to individuals. It is immediate        page 10 for a complete list of the
because we start making Income         variable investment options and the
Payments within 12 months from the     respective advisors and sub-advisors
Contract Date.                         of the corresponding Funds. You
                                       should also read the prospectuses of
The AGL declared fixed interest        the Funds underlying the variable
account (the "Fixed Account") is the   investment options that may interest
fixed investment option for the        you that we have made available to
Contract. AGL's Separate Account D     you.
(the "Separate Account") provides
access to investment in the            NEITHER THE SECURITIES AND EXCHANGE
Contract's variable investment         COMMISSION ("SEC") NOR ANY STATE
options. Currently, the Contract's     SECURITIES COMMISSION HAS APPROVED OR
variable investment options each       DISAPPROVED OF THESE SECURITIES OR
purchase shares of a corresponding     PASSED UPON THE ADEQUACY OR ACCURACY
Fund of:                               OF THIS PROSPECTUS. ANY
                                       REPRESENTATION TO THE CONTRARY IS A
..   AIM Variable Insurance Funds       CRIMINAL OFFENSE.
    ("AIM V.I.")
                                       THE CONTRACTS ARE NOT INSURED BY THE
..   The Alger American Fund ("Alger    FDIC, THE FEDERAL RESERVE BOARD OR
    American")                         ANY SIMILAR AGENCY. THEY ARE NOT A
                                       DEPOSIT OR OTHER OBLIGATION OF, NOR
..   American Century(R) Variable       ARE THEY GUARANTEED OR ENDORSED BY,
    Portfolios, Inc. ("American        ANY BANK OR DEPOSITORY INSTITUTION.
    Century VP")                       AN INVESTMENT IN A VARIABLE ANNUITY
                                       IS SUBJECT TO INVESTMENT RISKS,
..   American Century(R) Variable       INCLUDING POSSIBLE LOSS OF PRINCIPAL
    Portfolios II, Inc. ("American     INVESTED.
    Century(R) VP II")
                                       THE CONTRACTS ARE NOT AVAILABLE IN
..   Credit Suisse Trust ("Credit       ALL STATES. THIS PROSPECTUS DOES NOT
    Suisse Trust")                     OFFER THE CONTRACTS IN ANY
                                       JURISDICTION WHERE THEY CANNOT BE
..   Fidelity(R) Variable Insurance     LAWFULLY SOLD. YOU SHOULD RELY ONLY
    Products ("Fidelity(R) VIP")       ON THE INFORMATION CONTAINED IN THIS
                                       PROSPECTUS, OR ON SALES MATERIALS WE
..   Franklin Templeton Variable        HAVE APPROVED OR THAT WE HAVE
    Insurance Products Trust           REFERRED YOU TO. WE HAVE NOT
    ("Franklin Templeton VIP")         AUTHORIZED ANYONE TO PROVIDE YOU WITH
                                       INFORMATION THAT IS DIFFERENT.
..   Janus Aspen Series ("Janus Aspen")

                               TABLE OF CONTENTS

DEFINITIONS.....................................................................  5
SUMMARY OF THE CONTRACT.........................................................  6
   PURPOSE OF THE PLATINUM INVESTOR ANNUITY CONTRACT............................  7
   TYPES OF CONTRACTS...........................................................  7
   PURCHASE OF THE CONTRACT.....................................................  7
   THE INVESTMENT OPTIONS.......................................................  7
   EXPENSES.....................................................................  8
   RIGHT TO CANCEL THE CONTRACT.................................................  8
   WITHDRAWALS..................................................................  8
   INCOME PAYMENTS..............................................................  8
FEE TABLES......................................................................  9
CONDENSED FINANCIAL INFORMATION................................................. 10
INVESTMENT OPTIONS.............................................................. 10
   VARIABLE INVESTMENT OPTIONS.................................................. 10
   VOTING PRIVILEGES............................................................ 14
   FIXED ACCOUNT................................................................ 14
PARTIES INVOLVED IN THE CONTRACT................................................ 14
   CONTRACT OWNER............................................................... 15
   ANNUITANT AND JOINT ANNUITANT................................................ 16
   PAYEE........................................................................ 17
   BENEFICIARY AND CONTINGENT BENEFICIARY....................................... 17
THE CONTRACT AND HOW IT WORKS................................................... 17
   GENERAL DESCRIPTION.......................................................... 17
   PURCHASING A CONTRACT........................................................ 18
   ALLOCATION OF PREMIUM PAYMENT................................................ 18
   RIGHT TO CANCEL.............................................................. 19
   KEY CONTRACT DATES........................................................... 19
   INCOME PAYMENTS.............................................................. 20
   ACCESS TO YOUR MONEY......................................................... 20
   RIGHTS RESERVED BY THE COMPANY............................................... 20
   VARIATIONS IN CONTRACT OR INVESTMENT OPTION TERMS AND CONDITIONS............. 20
   STATE LAW REQUIREMENTS....................................................... 20
   EXPENSES OR RISKS............................................................ 21
   UNDERLYING INVESTMENTS....................................................... 21
TRANSFERS....................................................................... 21
   TRANSFERS AMONG INVESTMENT OPTIONS........................................... 21
   HOW TRANSFERS AMONG VARIABLE INVESTMENT OPTIONS ARE EFFECTED................. 21
   TELEPHONE TRANSFERS.......................................................... 22
   EFFECTIVE DATE OF TRANSFERS AMONG VARIABLE INVESTMENT OPTIONS................ 22
   WITHDRAWALS AND TRANSFER REQUESTS IN GOOD ORDER.............................. 22
   AUTOMATIC REBALANCING........................................................ 22
   MARKET TIMING................................................................ 23
   RESTRICTIONS INITIATED BY THE FUNDS AND INFORMATION SHARING OBLIGATIONS...... 24
EXPENSES........................................................................ 24
   MORTALITY AND EXPENSE RISK CHARGE............................................ 24
   ADMINISTRATIVE CHARGE........................................................ 25
   CONTRACT FEE................................................................. 25
   SALES CHARGE................................................................. 25

   WITHDRAWAL CHARGE....................................................... 25
   STATUTORY PREMIUM TAXES................................................. 25
   TRANSFER FEE............................................................ 26
   FUND EXPENSES........................................................... 26
   GENERAL................................................................. 26
INCOME PAYMENTS............................................................ 26
   GENERALLY............................................................... 26
   INCOME START DATE....................................................... 26
   FREQUENCY AND AMOUNT OF INCOME PAYMENTS................................. 27
   SEMI-ANNUAL BENEFIT LEVELING............................................ 27
   PAYOUT OPTIONS.......................................................... 28
   ANNUITY INCOME UNITS.................................................... 29
   DETERMINATION OF THE INITIAL VARIABLE INCOME PAYMENT.................... 29
   ADDITIONAL ITEMS THAT MAY IMPACT INCOME PAYMENTS........................ 30
   DETERMINATION OF SUBSEQUENT VARIABLE INCOME PAYMENTS.................... 30
   ASSUMED INVESTMENT RETURN............................................... 30
ACCESS TO YOUR MONEY....................................................... 31
   GENERALLY............................................................... 31
   WITHDRAWAL RIGHTS....................................................... 31
   EXAMPLE OF WITHDRAWAL FOR A CERTAIN PERIOD CONTRACT..................... 33
   EXAMPLE OF WITHDRAWAL FROM A LIFETIME INCOME WITH CERTAIN PERIOD
     CONTRACT: MALE AGE 65................................................. 34
   EXAMPLE OF WITHDRAWAL FROM A LIFETIME INCOME WITH CERTAIN PERIOD
     CONTRACT: MALE AGE 75................................................. 34
   DEFERMENT OF PAYMENTS................................................... 35
DEATH BENEFIT.............................................................. 35
   SUCCESSION OF CONTRACT OWNERSHIP........................................ 35
   NOTIFICATION OF DEATH................................................... 36
   DEATH OF THE CONTRACT OWNER AND/OR ANNUITANT............................ 36
   DESIGNATION OF BENEFICIARY.............................................. 37
PERFORMANCE................................................................ 37
TAXES...................................................................... 38
   INTRODUCTION............................................................ 38
   ANNUITY CONTRACTS IN GENERAL............................................ 38
   TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS.................... 38
   DISTRIBUTIONS IN GENERAL................................................ 39
   TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS................ 41
   NON-QUALIFIED CONTRACTS OWNED BY NON-NATURAL PERSONS.................... 42
   SECTION 1035 EXCHANGES.................................................. 42
   DIVERSIFICATION AND INVESTOR CONTROL.................................... 42
   WITHHOLDING............................................................. 42
OTHER INFORMATION.......................................................... 43
   AMERICAN GENERAL LIFE INSURANCE COMPANY................................. 43
   DISTRIBUTION OF THE CONTRACT............................................ 43
   LEGAL PROCEEDINGS....................................................... 44
FINANCIAL STATEMENTS....................................................... 44
APPENDIX A................................................................. 45
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION............... 50

CONTACT INFORMATION: HERE IS HOW YOU CAN CONTACT US ABOUT THE PLATINUM INVESTOR IMMEDIATE VARIABLE ANNUITY

              ADMINISTRATIVE CENTER:                      HOME OFFICE:           PREMIUM PAYMENTS:
--------------------------------------------------- ------------------------- ------------------------
(EXPRESS DELIVERY)        (U.S. MAIL)               American General Life     (EXPRESS DELIVERY)
American General Life     American General Life     Insurance Company         American General Life
Insurance Company         Insurance Company         2727-A Allen Parkway      Insurance Company
SPIA Operations 2-D1      SPIA Operations 2-D1      Houston, Texas 77019-2116 c/o Southwest Bank of
2727-A Allen Parkway      P. O. Box 3018            1-800-242-4079            Texas
Houston, Texas 77019-2116 Houston, Texas 77019-2116                           P. O. Box 4532
1-800-242-4079                                                                1801 Main Street
Fax: 1-713-620-3139                                                           Houston, Texas 77002
(EXCEPT PREMIUM PAYMENTS)                                                     (U.S. MAIL)
                                                                              American General Life
                                                                              Insurance Company
                                                                              c/o Southwest Bank of
                                                                              Texas
                                                                              P. O. Box 4532
                                                                              Houston, Texas 77210

                                  DEFINITIONS

We have capitalized certain terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

Administrative Center - Our Administrative Center is located at 2727-A Allen Parkway 2-D1, Houston, Texas 77019-2116, telephone: 1-800-242-4079.

AGL - American General Life Insurance Company.

Annuitant - The person whose life determines the duration of Income Payments involving life contingencies. The Annuitant is usually the Contract Owner, but in some circumstances the Contract Owner may not be the Annuitant. In addition, certain Payout Options under the Contract permit a Joint Annuitant. In the event there is a Joint Annuitant then the main Annuitant is considered to be the "Primary Annuitant." Certain Qualified Contracts require the Annuitant and the Contract Owner to be the same person.

Annuity Starting Date - The latter of the Contract Date and the first day of the first Modal Time Period.

Annuity Income Unit - An accounting unit of measure used to calculate Income Payments.

Annuity Income Unit Value - The value of one Annuity Income Unit.

Assumed Investment Return - The Assumed Investment Return (or "AIR") is a factor used in calculating the initial and subsequent variable Income Payments.

Beneficiary - The person (or entity) selected by the Contract Owner to become the new Contract Owner in the event that the Contract Owner(s) and the Annuitant(s) die.

Company - American General Life Insurance Company, 2727-A Allen Parkway, Houston, Texas 77019-2116. Unless otherwise noted, all references to "we" or "us" in this prospectus refer to the Company, AGL.

Contract Date - The date your Contract is issued and becomes effective.

Contract Owner - The person (or persons) who controls all the rights and benefits under the Contract. Unless otherwise noted, all references to "you" or "your", in this prospectus, refer to the Contract Owner.

Contract Year - Each 12 month period beginning on the Contract Date.

Death Benefit - The amount payable, if any, after the Contract Owner and Annuitant die.

Division - Separate and distinct Divisions of the Separate Account to which underlying shares of a Fund are allocated. The performance of the selected Division(s) is used to determine the value of variable Income Payments.

Fixed Account - The portion of the Premium Payment allocated to AGL's general account to provide for fixed Income Payments.

Income Payments - The series of periodic Income (annuity) Payments selected by the Contract Owner.

Income Start Date - The date on which Income Payments begin. You choose this date when you purchase the Contract. It cannot be later than 12 months after the Contract Date.

Modal Time Period - The period of time (mode) ending on the date that an Income Payment is made. For example, if you select monthly Income Payments, the Modal Time Period begins after an Income Payment is made and ends a month later when the next Income Payment is made.

Non-Qualified Contract - An annuity purchased with dollars already subjected to taxation.

Payee - The person or party designated to receive Income Payments.

Payout Option - The manner in which the stream of Income Payment(s) is paid to the Payee.

Premium Payment - Money sent to us to purchase your Contract. Because the Contract is a single Premium Payment Contract, you are permitted to make only one Premium Payment to us. However, the Premium Payment may come to us from multiple sources. All references, in this prospectus, to "net Premium Payment" mean your Premium Payment minus taxes and one-time charges.

Premium Tax - A tax or similar type fee charged by a state or municipality on your Premium Payment.

Qualified Contract - An annuity purchased with premium dollars protected from current taxation by some type of employer retirement plan, such as a 403(b), or 401(k), or by an IRA.

Right to Cancel - Time period immediately following the Contract Date, when you may return your Contract to the Company. Your Contract or materials related to your Contract may use the terms "Right to Examine Period" or "Free Look Period" to describe the Right to Cancel.

SAI - Statement of Additional Information.

Semi-Annual Benefit Leveling - The adjustment to variable Income Payments to make Income Payments made during the following six months equal in amount.

Valuation Date or Valuation Day - Each day that the New York Stock Exchange ("NYSE") is open for trading. We compute Contract values as of the time the NYSE closes on each Valuation Date, which is usually 3:00 p.m. Central time.

Valuation Period - The period between the close of business (which is the close of the NYSE) on any Valuation Date and the close of business for the next succeeding Valuation Date.

                            SUMMARY OF THE CONTRACT

This summary provides a brief overview of the significant features of the Contract. You can find additional information later in this prospectus, in the SAI, and in the Contract itself. This prospectus applies principally to the variable investment options and related aspects of the Contract. The fixed investment option is discussed under the heading "Fixed Account." All page number references refer to pages in this prospectus unless otherwise stated. Immediate annuities, such as the Contract are often referred to as "income annuities."

PURPOSE OF THE PLATINUM INVESTOR ANNUITY CONTRACT

The Contract described in this prospectus provides Income Payments to the Payee, based on:

   .   the life of the Annuitant(s);

   .   the life of the Annuitant(s) with a certain period of years; or

   .   for a certain period of years.

You may select from a number of Payout Options. You may choose Income Payments that are fixed, variable, or a combination of fixed and variable. You may choose Income Payments on a monthly, quarterly, semi-annual, or annual basis.

TYPES OF CONTRACTS

There are two types of Contracts, qualified and non-qualified. A Qualified Contract must be purchased with contributions rolled-over from a qualified plan such as a 401(a) or 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA or Roth IRA. You may purchase a Non-Qualified Contract with money from any source other than a qualified source.

PURCHASE OF THE CONTRACT

The minimum amount to purchase a Contract is $25,000. You cannot add to your Contract at a later date (it is a single Premium Payment Contract.). We reserve the right to accept a Premium Payment below that amount or reject a Premium Payment in excess of limits we establish from time to time. Prior AGL approval is required for any aggregated Premium Payment exceeding $1,000,000. In general, we will not issue a Contract with Annuitant(s) over age 90, but reserve the right to increase or decrease that age.

THE INVESTMENT OPTIONS

Variable Investment Options. When you purchase the Contract, you may allocate your Premium Payment to our Separate Account to provide for variable Income Payments. Our Separate Account is divided into 102 Divisions, 45 of which are offered under the Contract. Each of the 45 Divisions constitutes a variable investment option, and invests exclusively in shares of a specific Fund (each available portfolio is referred to in this prospectus as a "Fund" and collectively the "Funds"). See page 11 of this prospectus for a list of the underlying Funds and their Investment Advisors.

The investment performance of each Division is linked to the investment performance of its corresponding underlying Fund. Assets in each of the Divisions belong to AGL, but are accounted for separately from AGL's other assets and can be used only to satisfy its obligations under the Contracts.

Allocating part or all of your Premium Payment to a Division means you have elected, at least in part, variable Income Payments. The amount of your variable Income Payments will increase or decrease depending on the investment performance of the Division(s) you selected. You bear the investment risk for amounts allocated to a Division.

Fixed Account. You can also allocate all or part of your premium to the Fixed Account and elect fixed Income Payments. With the Fixed Account, you will receive fixed Income Payments that will not fluctuate from the scheduled amount set forth in your Contract.

No transfers or withdrawals may be made out of the Fixed Account.

EXPENSES

AGL deducts the following charges in connection with the Contract. For additional information, see "EXPENSES" on page 24.

Mortality and Expense Risk Charge. We deduct a daily charge from the assets of each variable investment option for mortality and expense risks.

Administrative Charge. We deduct a daily administrative charge from the assets of each variable investment option.

Statutory Premium Tax Charge. Certain states assess a Premium Tax charge for Premium Payments made under the Contract. If applicable, the Premium Tax will be deducted from your single Premium Payment upon its receipt by the Company. See "Premium Taxes" in this prospectus for more information.

Sales Charge. We deduct a one time sales charge from your Premium Payment.

Withdrawal Charge. During the first eight Contract Years, we deduct a withdrawal charge for each full or partial withdrawal under the Contract.

Contract Fee. We deduct a one time charge from your Premium Payment.

Fund Expenses. The management fees and other expenses of the Funds are paid by the Funds and are reflected in the net asset values of the Funds' shares.

RIGHT TO CANCEL THE CONTRACT

You may cancel your Contract within ten days after receiving it (or longer if your state requires). We will refund your Premium Payment, adjusted as required by your Contract, or as required in your state. See "Right to Cancel" on page 19.

WITHDRAWALS

Depending on the Payout Option you choose, you may be permitted to make one partial withdrawal per Contract Year of not less than $2,500 or a full withdrawal of monies from the variable investment options portion of your Contract. All partial and full withdrawals are subject to a 1% (of the amount withdrawn) withdrawal charge during the first eight Contract Years. However, please keep in mind that the Contract is designed to meet long-term financial goals. The Contract is not suitable as a short-term investment.

INCOME PAYMENTS

Income Payments begin on the Income Start Date. Income Payments will be based on the Payout Option chosen at the time of application. Once selected on the application and received by our Administrative Center, the Payout Option may not be changed or modified. You can receive fixed or variable Income Payments or a combination of the two. Fixed Income Payments will not fluctuate from the scheduled amount set forth in your Contract. Variable Income Payments will change from Income Payment to

Income Payment depending on the performance of the variable investment option(s) that you have chosen. With a combination of fixed and variable Income Payments, a portion of your Income Payments will not fluctuate from the scheduled amount set forth in your Contract, and a portion will fluctuate.

You can receive payments for life, for life with a certain period, or for a certain period only. You can also receive payments on a monthly, quarterly, semi-annual, or annual basis.

See "INCOME PAYMENTS" on page 26 for more detailed information. You may also wish to contact your tax or other financial advisor to determine the types of Income Payments that may be right for you.

                                  FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning and withdrawing money from the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, withdraw money from the Contract, or transfer amounts between investment options. State Premium Taxes may also be charged. The charges remain constant over the life of the Contract; we reserve the right to increase the charges to the maximum amounts on Contracts issued in the future.

                  MAXIMUM CONTRACT OWNER TRANSACTION EXPENSES

               CHARGE                             MAXIMUM AMOUNT
-------------------------------------  -------------------------------------
Sales Load Imposed on Purchases (as a  4.0%
percentage of Premium Payment)
Withdrawal Charge*                     1.0% of the amount withdrawn
Contract Fee (one time)                $100
Transfer Fee                           $25 (There is no charge for the first
                                       12 transfers each Contract Year;
                                       thereafter, we reserve the right to
                                       charge a fee of $25 per transfer.)
Statutory Premium Taxes - Qualified    0 - 1% of premium
Contracts
Statutory Premium Taxes -              0 - 3.5% of premium
Non-Qualified Contracts
--------
* The Withdrawal Charge applies for the first 8 Contract Years only. Only Payout Options 2, 4 and 5 permit withdrawals.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

  SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily variable account value)

                CHARGE                    CURRENT AMOUNT      MAXIMUM AMOUNT
 -------------------------------------  ------------------  ------------------
 Mortality and Expense Risk Charge            0.40%               1.10%
 Administrative Charge                        0.15%               0.15%
    Total Separate Account Annual             0.55%               1.25%
      Expenses

The next table describes the Fund fees and expenses that the Fund will charge periodically during the time that you own the Contract. The table shows the maximum and minimum Total Annual Fund Operating Expenses for the fiscal year ended December 31, 2008. Current and future expenses for the Funds may be higher or lower than those shown.

   ANNUAL FUND FEES AND EXPENSES (as a percentage of average daily variable account value)

               CHARGE                       MAXIMUM            MINIMUM
-------------------------------------  -----------------  -----------------
Total Annual Fund Operating Expenses         1.18%              0.24%
(expenses that are deducted from fund
assets include management fees,
distribution (12b-1) fees, and other
expenses)/1/

Details concerning each Fund's specific fees and expenses are contained in the Funds' prospectuses.

   Currently 7 of the Funds have contractual reimbursements or fee waivers. These reimbursements or waivers expire on April 30, 2010. These contractual reimbursements or fee waivers do not change the maximum or minimum annual Fund fees and expenses reflected in the table.

               CHARGE                       MAXIMUM            MINIMUM
-------------------------------------  -----------------  -----------------
Total Annual Fund Operating Expenses         1.18%              0.24%
for all of the Funds After
Contractual Reimbursement or Fee
Waiver

                        CONDENSED FINANCIAL INFORMATION

   Currently 7 of the Funds have contractual reimbursements or fee waivers. These reimbursements or waivers expire on April 30, 2010. These contractual reimbursements or fee waivers do not change the maximum or minimum annual Fund fees and expenses in the table.

There were no historical unit values as of the date of this prospectus.

                              INVESTMENT OPTIONS

VARIABLE INVESTMENT OPTIONS

Separate Account D. AGL established Separate Account D on November 19, 1973. The Separate Account has 102 Divisions, 45 of which are available under the Contracts offered by this prospectus. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the 1940 Act.

Each Division of the Separate Account is part of AGL's general business, and the assets of the Separate Account belong to AGL. Under Texas law and the terms of the Contracts, the assets of the Separate Account will not be chargeable with liabilities arising out of any other business that AGL may conduct. These assets will be held exclusively to meet AGL's obligations under this Contract and other variable annuity contracts issued through the Separate Account. Furthermore, AGL credits or charges the Separate Account with the income, gains, and losses from the Separate Account's assets, whether or not realized, without regard to other income, gains, or losses of AGL.

Divisions. We divided the Separate Account into Divisions, each of which invests in shares of a corresponding underlying Fund. One or more of the Funds may sell its shares to other funds. You may direct your Premium Payment into any of the available Divisions of the Separate Account. Each Division invests exclusively in one of the Funds listed in the following table. The name of each underlying Fund describes its type (for example, money market fund, growth fund, equity fund, etc.), except for the underlying Funds with footnotes next to their name. The text of the footnotes follows the table. For these underlying Funds, whose name does not describe their type, we provide that information immediately following the table. Fund sub-advisors are shown in parentheses.

                                        INVESTMENT ADVISOR (SUB-ADVISOR, IF
          UNDERLYING FUNDS                          APPLICABLE)
-------------------------------------  --------------------------------------
AIM V.I. International Growth Fund -   Invesco Aim Advisors, Inc.
Series I Shares                        (Invesco Asset Management
                                       Deutschland, GmbH)
                                       (Invesco Asset Management (Japan)
                                       Limited)
                                       (Invesco Asset Management Limited)
                                       (Invesco Australia Limited)
                                       (Invesco Global Asset Management
                                       (N.A.), Inc.)
                                       (Invesco Hong Kong Limited)
                                       (Invesco Institutional (N.A.), Inc.)
                                       (Invesco Senior Secured Management,
                                       Inc.)
                                       (Invesco Trimark Ltd.)

Alger American Capital Appreciation    Fred Alger Management, Inc.
Portfolio - Class O Shares

Alger American MidCap Growth           Fred Alger Management, Inc.
Portfolio - Class O Shares

American Century(R) VP Value Fund      American Century(R) Investment
                                       Management, Inc.

American Century(R) VP II Inflation    American Century(R) Investment
Protection Fund                        Management, Inc.

Credit Suisse Trust U.S. Equity Flex   Credit Suisse Asset Management, LLC
I Portfolio/1/

Fidelity(R) VIP Asset Manager/SM/      Fidelity Management & Research
Portfolio - Service Class 2/2/         Company (FMR Co., Inc.)
                                       (Fidelity International Investment
                                       Advisors)
                                       (Fidelity International Investment
                                       Advisors (U.K.) Limited)
                                       (Fidelity Investments Japan Limited)
                                       (Fidelity Investments Money
                                       Management, Inc.)
                                       (Fidelity Management & Research
                                       (U.K.) Inc.)
                                       (Fidelity Research & Analysis Company)

Fidelity(R) VIP Contrafund(R)          Fidelity Management & Research
Portfolio - Service Class 2/3/         Company (FMR Co., Inc.)
                                       (Fidelity International Investment
                                       Advisors)
                                       (Fidelity International Investment
                                       Advisors (U.K.) Limited)
                                       (Fidelity Investments Japan Limited)
                                       (Fidelity Management & Research
                                       (U.K.) Inc.)
                                       (Fidelity Research & Analysis Company)

Fidelity(R) VIP Equity-Income          Fidelity Management & Research Company
Portfolio - Service Class 2            (FMR Co., Inc.)
                                       (Fidelity International Investment
                                       Advisors)
                                       (Fidelity International Investment
                                       Advisors (U.K.) Limited)
                                       (Fidelity Investments Japan Limited)
                                       (Fidelity Management & Research
                                       (U.K.) Inc.)
                                       (Fidelity Research & Analysis Company)

Fidelity(R) VIP Freedom 2020           Strategic Advisers(R), Inc.
Portfolio - Service Class 2/4/

Fidelity(R) VIP Freedom 2025           Strategic Advisers(R), Inc.
Portfolio - Service Class 2/5/

Fidelity(R) VIP Freedom 2030           Strategic Advisers(R), Inc.
Portfolio - Service Class 2/6/

Fidelity(R) VIP Growth Portfolio -     Fidelity Management & Research Company
Service Class 2                        (FMR Co., Inc.)
                                       (Fidelity International Investment
                                       Advisors)
                                       (Fidelity International Investment
                                       Advisors (U.K.) Limited)
                                       (Fidelity Investments Japan Limited)
                                       (Fidelity Management & Research
                                       (U.K.) Inc.)
                                       (Fidelity Research & Analysis Company)

Fidelity(R) VIP Mid Cap Portfolio -    Fidelity Management & Research
Service Class 2                        Company (FMR Co., Inc.)
                                       (Fidelity International Investment
                                       Advisors)

                                        INVESTMENT ADVISOR (SUB-ADVISOR, IF
          UNDERLYING FUNDS                          APPLICABLE)
-------------------------------------  --------------------------------------
                                       (Fidelity International Investment
                                       Advisors (U.K.) Limited)
                                       (Fidelity Investments Japan Limited)
                                       (Fidelity Management & Research
                                       (U.K.) Inc.)
                                       (Fidelity Research & Analysis Company)
Franklin Templeton VIP Franklin Small  Franklin Advisory Services, LLC
Cap Value Securities Fund - Class 2
Franklin Templeton VIP Franklin        Franklin Advisers, Inc.
U.S. Government Fund - Class 2
Franklin Templeton VIP Mutual Shares   Franklin Mutual Advisers, LLC
Securities Fund - Class 2/7/
Franklin Templeton VIP Templeton       Templeton Investment Counsel, LLC
Foreign Securities Fund - Class 2
Janus Aspen Enterprise Portfolio -     Janus Capital Management LLC
Service Shares/8/
Janus Aspen Overseas Portfolio -       Janus Capital Management LLC
Service Shares
JPMorgan Small Cap Core Portfolio -    J.P. Morgan Investment Management Inc.
Class I Shares
MFS(R) VIT New Discovery Series -      Massachusetts Financial Services
Initial Class/9/                       Company
MFS(R) VIT Research Series - Initial   Massachusetts Financial Services
Class/10/                              Company
Neuberger Berman AMT Mid-Cap Growth    Neuberger Berman Management LLC
Portfolio - Class I                    (Neuberger Berman, LLC)
Oppenheimer Balanced Fund/VA -         OppenheimerFunds, Inc.
Non-Service Shares/11/
Oppenheimer Global Securities Fund/VA  OppenheimerFunds, Inc.
- Non-Service Shares
PIMCO VIT CommodityRealReturn(TM)      Pacific Investment Management Company
Strategy Portfolio - Administrative    LLC
Class/12/
PIMCO VIT Real Return Portfolio -      Pacific Investment Management Company
Administrative Class/13/               LLC
PIMCO VIT Short-Term Portfolio -       Pacific Investment Management Company
Administrative Class                   LLC
PIMCO VIT Total Return Portfolio -     Pacific Investment Management Company
Administrative Class                   LLC
Pioneer Mid Cap Value VCT Portfolio - Pioneer Investment Management, Inc. Class I Shares
Putnam VT Diversified Income Fund -    Putnam Investment Management, LLC
Class IB                               (Putnam Investment Limited)
Putnam VT International Growth and     Putnam Investment Management, LLC
Income Fund - Class IB                 (Putnam Advisory Company, LLC)
                                       (Putnam Investment Limited)
SunAmerica ST Aggressive Growth        SunAmerica Asset Management Corp.
Portfolio - Class 1 Shares
SunAmerica ST Balanced Portfolio -     SunAmerica Asset Management Corp.
Class 1 Shares/14/                     (J.P. Morgan Investment Management,
                                       Inc.)
VALIC Co. I International Equities     VALIC* (AIG Global Investment Corp.)
Fund
VALIC Co. I Mid Cap Index Fund         VALIC* (AIG Global Investment Corp.)
VALIC Co. I Money Market I Fund        VALIC* (SunAmerica Asset Management
                                       Corp.)
VALIC Co. I Nasdaq-100(R) Index Fund   VALIC* (AIG Global Investment Corp.)
VALIC Co. I Science & Technology       VALIC* (RCM Capital Management, LLC)
Fund/15/                               (T. Rowe Price Associates, Inc.)
                                       (Wellington Management Company, LLP)
VALIC Co. I Small Cap Index Fund       VALIC* (AIG Global Investment Corp.)
VALIC Co. I Stock Index Fund           VALIC* (AIG Global Investment Corp.)
Van Kampen LIT Growth and Income       Van Kampen Asset Management
Portfolio - Class I Shares
Vanguard** VIF High Yield Bond         Wellington Management Company, LLP
Portfolio
Vanguard** VIF REIT Index Portfolio    The Vanguard Group, Inc.

/1/ The Fund type for Credit Suisse Trust U.S. Equity Flex I Portfolio is capital growth.

/2/ The Fund type for Fidelity(R) VIP Asset Manager/SM/ Portfolio - Service Class 2 is high return.

/3/ The Fund type for Fidelity(R) VIP Contrafund(R) Portfolio - Service Class 2 is long-term capital appreciation.

/4/ The Fund type for Fidelity(R) VIP Freedom 2020 Portfolio - Service Class 2 is high total return.

/5/ The Fund type for Fidelity(R) VIP Freedom 2025 Portfolio - Service Class 2 is high total return.

/6/ The Fund type for Fidelity(R) VIP Freedom 2030 Portfolio - Service Class 2 is high total return.

/7/ The Fund type for Franklin Templeton VIP Mutual Shares Securities Fund - Class 2 is capital appreciation.

/8/ The Fund type for Janus Aspen Enterprise Portfolio - Service Shares is long-term growth of capital.

/9/ The Fund type for MFS(R) VIT New Discovery Series - Initial Class is capital appreciation.

/10/ The Fund type for MFS(R) VIT Research Series - Initial Class is capital appreciation.

/11/ The Fund type for Oppenheimer Balanced Fund/VA - Non-Service Shares is total return.

/12/ The Fund type for PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio -
     Administrative Class is maximum real return.

/13/ The Fund type for PIMCO VIT Real Return Portfolio - Administrative Class is maximum real return.

/14/ The Fund type for SunAmerica ST Balanced Portfolio - Class 1 Shares is conservation of principal and capital appreciation.

/15/ The Fund type for VALIC Co. I Science & Technology Fund is long-term capital appreciation. This Fund is a sector fund.

*  "VALIC" means The Variable Annuity Life Insurance Company.

** "Vanguard" is a trademark of The Vanguard Group, Inc.

From time to time, certain Fund names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Fund's prior name.

YOU CAN LEARN MORE ABOUT THE FUNDS, THEIR INVESTMENT POLICIES, RISKS, EXPENSES AND ALL OTHER ASPECTS OF THEIR OPERATIONS BY READING THEIR PROSPECTUSES. You should carefully read the Funds' prospectuses before you select any variable investment option. We do not guarantee that any Fund will achieve its objective. In addition, no single Fund or investment option, by itself, constitutes a balanced investment plan.

We have entered into various services agreements with most of the advisors or administrators for the Funds. We receive payments for the administrative services we perform such as proxy mailing and tabulation, mailing of Fund related information and responding to Contract Owners' inquiries about the Funds. Currently, these payments range from 0.15% to 0.35% annually of the average daily market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter.

We have entered into a services agreement with PIMCO Variable Insurance Trust ("PIMCO VIT") under which we receive fees of up to 0.15% annually of the average daily market value of the assets invested in the underlying Fund, paid directly by PIMCO VIT for services we perform.

We also receive what are referred to as "12b-1 fees" from some of the Funds themselves. These fees are designed to help pay for our direct and indirect distribution costs for the Contracts. These fees are generally equal to 0.25% annually of the average daily market value of the assets invested in the underlying Fund.

From time to time some of these arrangements, except for 12b-1 arrangements, may be renegotiated so that we receive a greater payment than previously paid depending on our determination that the expenses that we incur are greater than we anticipated. If the expenses we incur are less than we anticipated, we may make a profit from some of these arrangements. These payments do not result in any additional charges under the Contracts that are not described under "EXPENSES" on page 24.

Voting Privileges. We are the legal owner of the Funds' shares held in the Separate Account. However, you may be asked to instruct us how to vote the Fund shares held in the various Funds that are attributable to your Contract at meetings of shareholders of the Funds. The number of votes for which you may give directions will be determined as of the record date for the meeting. The number of votes that you may direct related to a particular Fund is equal to
(a) your amount invested in that Fund divided by (b) the net asset value of one share of that Fund. Fractional votes will be recognized.

We will vote all shares of each Fund that we hold of record, including any shares we own on our own behalf, in the same proportions as those shares for which we have received instructions from Contract Owners participating in that Fund through the Separate Account. Even if Contract Owners participating in that Fund choose not to provide voting instructions, we will vote the Fund's shares in the same proportions as the voting instructions which we actually receive. As a result, the instructions of a small number of Contract Owners could determine the outcome of matters subject to shareholder vote.

If you are asked to give us voting instructions, we will send you the proxy material and a form for providing such instructions. Should we determine that we are no longer required to send the Contract Owner such materials, we will vote the shares as we determine in our sole discretion.

We believe that these voting instruction procedures comply with current federal securities laws and their interpretations. We reserve the right to change these procedures with any changes in the law.

FIXED ACCOUNT

Any portion of your net Premium Payment you allocate to the Fixed Account goes into our general account. The general account is invested in assets permitted by state insurance law. It is made up of all of our assets other than assets attributable to our separate accounts. Unlike our Separate Account assets, assets in the general account are subject to claims of Contract Owners like you, as well as claims made by our other creditors. The availability of the Fixed Account option may be restricted in some states. The offering of interests under the Contract relating to the Fixed Account is not registered under the 1933 Act, and the Fixed Account is not registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account nor any interests therein generally are subject to the provisions of the 1933 or 1940 Acts. We have been advised that the staff of the SEC has not reviewed the disclosures in this prospectus relating to the Fixed Account. Disclosures regarding the Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

To the extent that you allocate premium or transfer amounts into the Fixed Account, we guarantee that the amount of the Income Payments you receive will be unaffected by investment performance.

No transfers to a variable investment option may be made from the Fixed Account under the Contract.

                       PARTIES INVOLVED IN THE CONTRACT

Several parties may play a role in the Contract. These include the Contract Owner, the Annuitant (and the Joint Annuitant, where applicable), the Beneficiary and the Payee.

CONTRACT OWNER

Unless otherwise provided, you have all rights under the Contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the Contract.

At the time of application, you designate/elect:

   .   an Annuitant, and if applicable, a Joint Annuitant;

   . the frequency of Income Payments, Payout Option, Assumed Investment Return, and Income Start Date;

   .   a Beneficiary, and if applicable, a contingent Beneficiary;

   .   a Payee, and if applicable, a contingent Payee;

   . the portion of the single Premium Payment used to purchase fixed Income Payments and/or variable Income Payments;

   .   the allocation among investment options; and

   . any optional Contract features such as Semi-Annual Benefit Leveling (see page 27) and/or Automatic Rebalancing (see page 22).

Ownership Rights Between the Contract Date and the Income Start Date. Between the date of issue and the Income Start Date, you have the right to:

   .   cancel the Contract during the free look period;

   .   change the Beneficiary and/or the contingent Beneficiary;

   . change allocations among investment options (subject to certain limitations);

   . depending on the Payout Option selected, you may elect to take a partial or full withdrawal, subject to any restrictions described in this prospectus;

   .   elect or revoke a prior election of Semi-Annual Benefit Leveling; and

   . on Non-Qualified Contracts only: change Contract Owner, Joint Contract Owner and/or Payee.

Ownership Rights Between the Income Start Date and Prior to the Annuitant's Death. After the Income Start Date and prior to the Annuitant's death, you have the right to:

   . for Non-Qualified Contracts only: change the Contract Owner and/or Joint Contract Owner

   .   for Non-Qualified Contracts only: change the Payee;

   .   change the Beneficiary and/or the contingent Beneficiary;

   .   change allocations among investment options;

   . depending on the Payout Option selected, you may elect to take a partial or full withdrawal, subject to any restrictions described in this prospectus;

   .   elect or discontinue Semi-Annual Benefit Leveling;

   .   elect or discontinue Automatic Rebalancing; and

   .   assign an interest in the Contract and future Income Payments.

Joint Ownership. Joint Contract Owners each own an undivided interest in the Contract. A joint Contract Owner may only be named in Non-Qualified Contracts.

Changes. All changes, except those to Semi-Annual Benefit Leveling, will take effect as of the time such changes are recorded by AGL, whether or not the Contract Owner or Annuitant is living at the time of the recording. AGL will not be liable for any payments made or actions taken by AGL before recording the change.

AGL may require that all changes be submitted in writing or in another form AGL deems acceptable. AGL may require that signatures be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guarantee. AGL may also require that signatures be properly notarized under state law.

Any changes in the Contract Owner, Joint Contract Owner or Payee could have adverse tax consequences. You should consult a tax advisor before any changes are requested. AGL is not responsible for the tax consequences of any ownership or Payee changes.

ANNUITANT AND JOINT ANNUITANT

The Annuitant's (and Joint Annuitant's, if applicable) life expectancy is used to determine the amount and duration of any Income Payments made under Payout Options involving life contingencies. The Annuitant (and joint Annuitant, if applicable) must be age 90 or younger at the time of Contract issuance, unless AGL approves a request for an Annuitant or joint Annuitant of greater age. Once designated, the Annuitant and joint Annuitant, if applicable, cannot be changed. Joint Annuitants can be named only if permitted under the elected Payout Option. If Payout Option 5 is selected, Income Payments are determined without regard to an Annuitant.

For Contracts issued as IRAs, the Contract Owner and Annuitant must be the same person and this individual's entire interest in the Contract is nonforfeitable.

PAYEE

The Payee is the person or party that you designate to receive Income Payments. In most circumstances, the Payee will be you and/or the Annuitant. For Non-Qualified Contracts, you may name more than one Payee under the Contract. Multiple Payees will share Income Payments equally, unless you designate otherwise. If no Payee is designated on the application, then the Annuitant will be the Payee. If a Payee dies while receiving Income Payments, the Company will make any required Income Payments to you, or the Beneficiary, if no Contract Owner is living.

In no event will any Payee, who is not also the Contract Owner, have any ownership rights under the Contract.

BENEFICIARY AND CONTINGENT BENEFICIARY

The Beneficiary is the person who may receive benefits under the Contract if the Contract Owner, who is also the Annuitant (and the Joint Annuitant, if applicable) dies after the Annuity Start Date. See "Succession of Contract Ownership" on page 35 of this prospectus. You can name more than one Beneficiary. The Beneficiaries will share the benefits equally, unless otherwise specified.

If no Beneficiary survives the Annuitant (and the Joint Annuitant, if applicable) the Beneficiary's rights will vest in the contingent Beneficiary. Contingent Beneficiaries will share the benefits equally, unless otherwise specified.

If no Beneficiary or contingent Beneficiary survives the Annuitant (and the Joint Annuitant, if applicable), all Beneficiary rights will vest with the Contract Owner or the last surviving Contract Owner's estate.

                         THE CONTRACT AND HOW IT WORKS

GENERAL DESCRIPTION

An annuity is a Contract between you, as the Contract Owner, and a life insurance company. In return for your one time Premium Payment, the Platinum Investor Annuity Contract provides a stream of income in the form of Income Payments beginning on the Income Start Date you select. The Income Start Date must be within 12 months of the Contract Date. You may purchase the Contract using after-tax dollars (a Non-Qualified Contract), or you may purchase the Contract by rolling over assets from an individual retirement annuity or account or from a qualified plan (a Qualified Contract). Immediate annuities such as the Contract are often referred to as "income annuities."

The Contract is called a variable annuity because you have the ability to allocate your money among variable investment options. Each variable investment option constitutes a Division of our Separate Account, investing in shares of a corresponding Fund. Depending on market conditions, the various Funds may increase or decrease in value. If you allocate money to the Divisions, the amount of the variable Income Payments will depend on the investment performance of the corresponding underlying Funds, along with certain other factors. See "INCOME PAYMENTS" on page 26.

The Contract also has a fixed investment option, the Fixed Account that is part of our general account. Each Income Payment from the Fixed Account of your Contract will not fluctuate from the scheduled amount set forth in your Contract, unless amounts are later transferred from the variable investment options to the Fixed Account.

Under the Contract, you will have access to your investment only through Income Payments, or certain limited withdrawal provisions. The Contract should only be purchased by individuals who will not need access to their full Premium Payment in the immediate or short-term future.

PURCHASING A CONTRACT

You may purchase a Contract by completing and submitting an application along with a Premium Payment. You may also transfer assets from an existing investment or insurance product. Such transfers might include an exchange under
Section 1035 of the Internal Revenue Code of 1986, as amended (the "Code") (these transactions are referred to as a "1035 exchange" or "1035 transaction"). Other examples of such transfer of assets might include a transfer of accumulated funds from an IRA, Roth IRA or Qualified Contract or funds transferred from mutual fund accounts or other non-qualified accounts. The minimum Premium Payment is $25,000. No additional Premium Payments are permitted (although monies may be paid into the Contract from multiple sources). We reserve the right to accept a Premium Payment below that amount or reject a Premium Payment in excess of limits we establish from time to time. Prior AGL approval is required for, and certain restrictions may apply to, any aggregated Premium Payment that would exceed $1,000,000. For example, we reserve the right to allocate any Premium Payment exceeding $1,000,000 to the Money Market Portfolio for 15 days after we receive it. (In some states this period may be longer). See "Right to Return" below.

You must be of legal age (age of majority) in the state where the Contract is being purchased or a guardian must act on your behalf.

The method you use to purchase a Contract may have certain tax consequences. You should consult a tax advisor to determine the best strategy for your individual situation.

ALLOCATION OF PREMIUM PAYMENT

When we receive your properly completed application, we will apply the full amount of your net Premium Payment (Premium Payment minus taxes and one time charges) to the purchase of a Contract within two Valuation Days. We will consider your application properly completed when:

(1) you have provided all the information requested on the application form;

(2) we have received adequate proof of the Annuitant's date of birth (and the date of birth of Joint Annuitant, if any); and

(3) we receive the entire amount of your Premium Payment (from all sources).

The date we credit your Premium Payment and issue a Contract is called the Contract Date. If your application is incomplete, we will request the information necessary to complete the application. If you do not furnish the information to us within five Valuation Days of the time we receive your application, we will return your Premium Payment unless we obtain your specific permission to keep it until you complete the application

The Contract Owner determines the initial allocation of the net Premium Payment among the Fixed Account and the Divisions. The initial allocation is shown on the application for a Contract and will remain in effect until changed by written notice or by telephone authorization from the Contract Owner. Allocations to the fixed and variable investment options cannot be less than 5% per option and must total 100%.

Over the lifetime of your Contract, you may allocate part or all of your net Premium Payment to no more than 30 Divisions. This limit includes those Divisions from which you have either transferred or withdrawn all of the amount previously allocated to such Divisions. For example, if you allocate 100% of your net Premium Payment to the money market Division, you have selected the money market Division as one of the 30 Divisions available to you. When you transfer the full amount out of the Money Market Division, it remains as one of the 30 Divisions available to you, even if you never again allocate any amount back into the money market Division.

RIGHT TO CANCEL

If you change your mind about purchasing the Contract, you can cancel it within 10 days after receiving it (or a longer period, if required in your state). To exercise your Right to Cancel your Contract, you must mail it directly to AGL, or give it to the agent from whom you received it, within 10 days after you receive it. See page 4 of this prospectus for AGL's contact information. In a few states, if your Contract is replacing an existing annuity or life policy, this period may be longer.

You will receive back the current value of your Contract on the day we receive your request, less any previously deducted contract charges and Income Payments paid (in states where permitted). In certain states, we may be required to give you back your Premium Payment if you decide to cancel your Contract within 10 days after receiving it (or the period required in your state). If that is the case, we reserve the right to allocate your Premium Payment, if it exceeds $1,000,000, to the money market Division for 15 days after we receive it. (In some states, the period may be longer.) At the end of that period, we will re-allocate your money as you selected. This reallocation will not count against the 12 free transfers that you are permitted to make each year. As with all variable investment options, you bear the risk associated with investment in the money market Division.

KEY CONTRACT DATES

During the life of your Contract there are certain significant dates that may impact certain features of your Contract.

   . Contract Date. The Contract Date is the day your Contract is issued and becomes effective. See "Allocation of Premium Payment" on page 18.

   . Annuity Starting Date. The Annuity Starting Date is a date used for certain Federal Income Tax purposes. The Annuity Starting Date is the later of the Contract Date and the first day of the Modal Time Period. For example, if the Contract Date is June 19 and the first day of the Modal Time Period is July 1 with monthly Income Payments beginning August 1, the Annuity Starting Date is July 1.

   . Income Start Date. The Income Start Date is the date on which Income Payments begin. You choose the Income Start Date when you purchase the Contract (and it cannot be changed). The Income Start Date cannot be later than 12 months after the Contract Date.

   . Modal Time Period. The Modal Time Period is the period of time between which Income Payments are made. For example, if you elect to receive Income Payments on a monthly basis, the Modal Time Period begins after an Income Payment is made and ends a month later when the next Income Payment is made. During the Modal Time Period, your next variable Income Payment (if applicable) is calculated based on the performance of the

      Divisions you have chosen, your selected Assumed Investment Return and certain other factors.

   . Income End Date. The Income End Date is the day on which your Income Payments are set to end.

INCOME PAYMENTS

See the "INCOME PAYMENTS" section of this prospectus on page 26.

ACCESS TO YOUR MONEY

See the "ACCESS TO YOUR MONEY" section of this prospectus on page 31.

RIGHTS RESERVED BY THE COMPANY

The Company reserves the following rights to:

   .   Reflect a change in the Separate Account or any Division thereunder;

   .   Create new separate accounts;

   . Operate the Separate Account in any form permitted under the Investment Company Act of 1940 or in any other form permitted by law;

   . Transfer any assets in any Division in the Separate Account to another separate account;

   . Add, combine or remove Divisions in the Separate Account, or combine the Separate Account with another separate account;

   . Make any new Divisions available to the Contract Owner on a basis to be determined by the Company;

   . Substitute for the shares held in any Division, the shares of another underlying fund or the shares of another investment company or any other investment permitted by law;

   . Make any changes as required by the Code or by any other applicable law, regulation or interpretation in order to continue treatment of this Contract as an annuity; or

   .   Make any changes to comply with the rules of any Fund.

VARIATIONS IN CONTRACT OR INVESTMENT OPTION TERMS AND CONDITIONS

We have the right to make some variations in the terms and conditions of a Contract or its investment options. Any variations will be made only in accordance with uniform rules that we establish. We intend to comply with all applicable laws in making any changes and, if necessary, we will seek Contract Owner approval and SEC and other regulatory approvals. Here are some of the potential variations:

STATE LAW REQUIREMENTS. AGL is subject to the insurance laws and regulations in every jurisdiction in which the Contracts are sold. As a result, various time periods and other terms and conditions described in this prospectus may vary depending on where you reside. These variations will be reflected in your Contract and related endorsements.

EXPENSES OR RISKS. AGL may vary the charges and other terms within the limits of the Contract where special circumstances result in sales, administrative or other expenses, mortality risks or other risks that are different from those normally associated with the Contract.

UNDERLYING INVESTMENTS. You will be notified as required by law if there are any material changes in the underlying investments of an investment option that you are using.

                                   TRANSFERS

TRANSFERS AMONG INVESTMENT OPTIONS

The initial allocation of your net Premium Payment among investment options to provide variable and/or fixed Income Payments can be changed by transfers of values among the investment options made by written request or by telephone. We reserve the right to charge $25 per transfer after the first 12 transfers in any Contract Year. We consider your instruction to transfer from or to more than one investment option at the same time to be one transfer.

No transfers can be made from the Fixed Account to a variable investment option, but transfers can be made from the variable investment options to the Fixed Account or to other variable investment options. See "Allocation of Premium Payment" on page 18 of this prospectus for additional limitations on transfers.

HOW TRANSFERS AMONG VARIABLE INVESTMENT OPTIONS ARE EFFECTED

     (A) The number of Annuity Units in the subaccount from which Annuity Units will be withdrawn is multiplied by the current Annuity Unit Value of that subaccount.

     (B) The final value from (A) is divided by the current Annuity Unit Value of the subaccount into which the transfer is going.

     (C) The result of (B) is the number of Annuity Units allocated to the new subaccount.

The minimum amount that can be transferred is $50 worth of annuity income payments. The transfer request must clearly state which investment options are involved and the amount of the transfer.

TELEPHONE TRANSFERS

If you have properly authorized telephone transactions, you may make telephone transfers, subject to our policies and procedures. We will honor telephone instructions from any person who provides the correct information, so there is a risk of possible loss to you if unauthorized persons use this service in your name. Our current procedure is that only the Contract Owner(s) may make a transfer request by phone. We are not liable for any acts or omissions based upon instructions that we reasonably believe to be genuine. Our procedures include verification of certain Contract Owner information. We will promptly mail a written confirmation of the transaction to your last known address. If
(a) many people seek to make telephone requests at or about the same time, or
(b) our recording equipment malfunctions, it may be impossible for you to make a telephone request at the time you wish. You should submit a written request if you cannot make a telephone transfer. Also, if, due to malfunction or other circumstances, your telephone request is incomplete or not fully comprehensible, we will not process the transaction. The phone number for telephone requests is 1-800-242-4079.

EFFECTIVE DATE OF TRANSFERS AMONG VARIABLE INVESTMENT OPTIONS

When you transfer money among the variable investment options, we will redeem units of the affected Divisions at their prices as of the end of the current Valuation Date. We will credit any Division you transfer the money to at the same time. The amount of the allocation in each Division will change with that Division's investment performance. You should periodically review your allocations in light of market conditions and financial objectives.

WITHDRAWALS AND TRANSFER REQUESTS IN GOOD ORDER

We will accept the Contract Owner's instructions to make withdrawals or to transfer values among the Contract Owner's investment options, contingent upon the Contract Owner's providing us with instructions in good order. This means that the Contract Owner's request must be accompanied by sufficient detail to enable us to withdraw or transfer assets properly.

If we receive a withdrawal or transfer request and it is not in good order, the withdrawal or transfer will not be completed until we receive all necessary information.

We will attempt to obtain Contract Owner guidance on requests not received in good order for up to five business days following receipt. For instance, one of our representatives may telephone the Contract Owner to determine the intent of a request. If a Contract Owner's request is still not in good order after five business days, we will cancel the request and notify the Contract Owner when the request is canceled.

AUTOMATIC REBALANCING

This feature automatically rebalances the current proportional value of your net single Premium Payment allocated to each variable investment option under your Contract to correspond to your then current designated allocation designation. Automatic rebalancing involves taking assets from the better performing Divisions and allocating them to the lesser performing Divisions. Automatic rebalancing does not guarantee gains, nor does it assure that you will not have losses.

You tell us whether you want us to do the rebalancing quarterly, semi-annually or annually. You may request this feature at any time. Automatic rebalancing will occur as of the end of the Valuation Period that contains the date of the month your Contract was issued. For example, if your Contract is dated
January 17, and you have requested automatic rebalancing on a quarterly basis, automatic rebalancing will

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start on April 17, and will occur quarterly thereafter. Rebalancing ends upon your request. Automatic rebalancing transfers do not count against the 12 free transfers that you are permitted to make each year. We do not charge you for using this service.

Annuity Income Units for automatic rebalancing will generally be priced as of the date of the transaction. However, if the scheduled date of the transfer falls on a non-business day, it will be priced as of the preceding business day.

MARKET TIMING

The Contracts are not designed for professional market timing organizations or other entities or individuals using programmed and frequent transfers involving large amounts. Market timing carries risks with it, including:

   . dilution in the value of Fund shares underlying investment options of other Contract Owners;

   .   interference with the efficient management of the Fund's portfolio; and

   .   increased administrative costs.

We have policies and procedures affecting your ability to make exchanges within your Contract. We use the term "exchange" to mean two things in this discussion about market timing. An exchange is a transfer of your Contract value in one investment option (all or a portion of the value) to another investment option. We are not referring to the exchange of one annuity contract for another life insurance policy or contract.

We are required to monitor the Contracts to determine if a Contract Owner requests:

   . an exchange out of a variable investment option within two calendar weeks of an earlier exchange into that same variable investment option; or

   . an exchange into a variable investment option within two calendar weeks of an earlier exchange out of that same variable investment option; or

   . an exchange out of a variable investment option followed by an exchange into that same variable investment option, more than twice in any one calendar quarter; or

   . an exchange into a variable investment option followed by an exchange out of that same variable investment option, more than twice in any one calendar quarter.

If any of the above transactions occurs, we will suspend such Contract Owner's same day or overnight delivery transfer privileges (including website, e-mail and facsimile communications) with notice to prevent market timing efforts that could be harmful to other Contract Owners or beneficiaries. Such notice of suspension will take the form of either a letter mailed to your last known address, or a telephone call from our Administrative Center to inform you that effective immediately, your same day or overnight delivery transfer privileges have been suspended. A Contract Owner's first violation of this policy will result in the suspension of Contract transfer privileges for ninety days. A Contract Owner's subsequent violation of this policy will result in the suspension of Contract transfer privileges for six months.

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In most cases, exchanges into and out of the money market investment option are not considered market timing; however, we examine all of the above transactions without regard to any exchange into or out of the money market investment option. We treat such transactions as if they are exchanges directly into and out of the same variable investment option. For instance:

     (1) if a Contract Owner requests an exchange out of any variable investment option into the money market investment option, and

     (2) the same Contract Owner, within two calendar weeks requests an exchange out of the money market investment option back into that same variable investment option, then

     (3) the second transaction above is considered market timing.

Transfers under dollar cost averaging, automatic rebalancing or any other automatic transfer arrangements to which we have agreed are not affected by these procedures.

The procedures above will be followed in all circumstances, and we will treat all Contract Owners the same.

In addition, Contract Owners incur a $25 charge for each transfer in excess of 12 each Contract year.

RESTRICTIONS INITIATED BY THE FUNDS AND INFORMATION SHARING OBLIGATIONS.

The Funds have policies and procedures restricting transfers into the Fund. For this reason or for any other reason the Fund deems necessary, a Fund may instruct us to reject a Contract Owner's transfer request. Additionally, a Fund may instruct us to restrict all purchases or transfers into the Fund by a particular Contract Owner. We will follow the Fund's instructions. The availability of transfers from any investment option offered under the Contract is unaffected by the Fund's policies and procedures.

Please read the Funds' prospectuses and supplements for information about restrictions that may be initiated by the Funds.

In order to prevent market timing, the Funds have the right to request information regarding Contract Owner transaction activity. If a Fund requests, we will provide mutually agreed upon information regarding Contract Owner transactions in the Fund.

                                   EXPENSES

MORTALITY AND EXPENSE RISK CHARGE

As part of our calculation of the value of Annuity Income Units, we deduct the mortality and expense risk charge on a daily basis. The mortality and expense risk charge is equal, on an annual basis, to a percentage of the daily value of the variable portion of your Contract. The annual maximum mortality and expense risk charge for the Contracts is 1.10%. Currently, we charge a mortality and expense risk charge of 0.40%.

The mortality and expense risk charge compensates us for assuming the risk that we will have to make Income Payments for longer than we anticipate, and for assuming the risk that current charges will be insufficient in the future to cover the costs associated with the Contract. If the charges under the Contract are not sufficient, we will bear the loss. If the charges are sufficient, we will keep the balance of this charge as profit. The Company assumes the risk of making all applicable monthly Income Payments regardless of how long Annuitants may live.

ADMINISTRATIVE CHARGE

This charge is for administration and operations, such as allocating the premium and administering the Contracts. The maximum and current annual administrative charge for the Contracts is 0.15% of the daily value of the variable portion of your Contract. The Company incurs charges for administrative expenses, which are guaranteed not to increase beyond the rates shown for the life of the Contract, but may not be enough to cover the actual costs of issuing and administering the Contract.

CONTRACT FEE

When AGL receives your Premium Payment, we will deduct any applicable Premium Tax and a one-time $100 Contract Fee. The Contract Fee compensates AGL for the administrative costs of issuing the Contract.

SALES CHARGE

We will deduct a maximum of 4.0% of your Premium Payment as a Sales Charge. The value of your Premium Payment (or "net" Premium Payment), after the Sales Charge, other one time charges and Premium Taxes are deducted, will be allocated to your selected investment options to provide for fixed and/or variable Income Payments. AGL receives the Sales Charge to cover sales expenses, including commissions.

WITHDRAWAL CHARGE

Unless a withdrawal is exempt from the Withdrawal Charge (as discussed below), a Withdrawal Charge of 1% of the amount that you withdraw during the first eight Contract Years will apply to your Contract.

The Withdrawal Charge reimburses us for part of our expense for distributing the Contracts and is deducted from the total withdrawal amount requested.

The Withdrawal Charge will not apply to:

   .   any amounts paid out as fixed and/or variable Income Payments;

   .   any amounts paid out upon the death of the Contract Owner or Annuitant;
       and

   .   any amounts withdrawn beginning in the ninth Contract Year.

STATUTORY PREMIUM TAXES

We will deduct from your Premium Payment any Premium Tax imposed on us by the state or locality where you reside. Premium Taxes currently imposed on the Contract by various states range from 0% to 1% of your Premium Payment for Qualified Contracts and from 0% to 3.5% of your Premium Payment for Non-Qualified Contracts. In addition, some local governments may also levy other taxes. These taxes are deducted from your Premium Payment upon its receipt by us.

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TRANSFER FEE

We reserve the right to charge $25 per transfer after the first 12 transfers in any Contract Year.

FUND EXPENSES

There are deductions from and expenses paid out of the assets of the various Funds. These charges are described in the prospectuses for the Funds. The maximum and minimum Fund expenses are described in the fee table on page 9 of this prospectus.

GENERAL

If the charges that we collect from the Contract exceed our total costs in connection with the Contract, we will earn a profit. Otherwise we will incur a loss. The charges remain constant over the life of the Contract; we reserve the right to increase the charges to the maximum amounts on Contracts issued in the future.

                                INCOME PAYMENTS

GENERALLY

Beginning on the Income Start Date, the Payee will receive a stream of periodic Income Payments. You may choose Income Payments that are fixed, variable, or a combination of fixed and variable. Immediate annuities, such as the Contract are often referred to as "income annuities."

Fixed Income Payments. Fixed Income Payments provide for a stream of income guaranteed by the Company that doesn't change (unless you later transfer money from the variable investment options to the Fixed Account) over the course of your lifetime or for the Certain Period (as scheduled in your Contract).

Variable Income Payments. Variable Income Payments provide for a stream of income that fluctuates based on the performance, adjusted by the Assumed Investment Return, of the variable investment options that you choose. You can transfer money among the Divisions that make up the variable investment options, subject to certain fees and restrictions.

Combination Fixed and Variable Income Payments. By allocating a portion of your money to the Fixed Account and the Separate Account, through the variable investment options, you receive Income Payments, a portion of which are guaranteed to never change from what is scheduled in your Contract, and a portion of which fluctuate based on the performance, adjusted by the Assumed Investment Return, of the variable investment options that you have chosen.

If you select variable or combination fixed and variable Income Payments options, your investment is subject to market fluctuation. The value of your Contract and the amount of each Income Payment you receive could increase or decrease.

INCOME START DATE

We call the date that your Income Payments begin the Income Start Date. At the time that you purchase the Contract, you select the Income Start Date. The Income Start Date must be within 12 months after the Contract Date and can start as early as two weeks after we receive your Premium Payment. If a state requires that Income Payments begin prior to such date, we must comply with those requirements.

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FREQUENCY AND AMOUNT OF INCOME PAYMENTS

Income Payments are made based on the Payout Option and frequency selected. Income Payment frequencies available are: monthly, quarterly, semi-annually, or annually. In no event will AGL make Income Payments less frequently than annually.

AGL reserves the right to change the frequency of Income Payments if the amount of any Income Payment becomes less than $100. The Income Payment frequency will be changed to an interval that will result in Income Payments of at least $100.

Modal Time Period. The Modal Time Period is the period of time (or "mode") between which Income Payments are made. For example, if you elect to receive Income Payments on a monthly basis, the Modal Time Period begins after an Income Payment is made and ends a month later when the next Income Payment is made. During the Modal Time Period, the amount of your next Income Payment is calculated.

SEMI-ANNUAL BENEFIT LEVELING

If the Contract Owner elects Semi-Annual Benefit Leveling, variable Income Payments will be adjusted to reflect the performance of the investment options once every six months, instead of with every Income Payment. Semi-Annual Benefit Leveling will only be permitted if you have selected variable Income Payments on a monthly basis.

Semi-Annual Benefit Leveling Procedures. If Semi-Annual Benefit Leveling is elected the number of Annuity Income Units necessary to make the Income Payments for the following six month period will be calculated. These Annuity Income Units will be redeemed from the Divisions and transferred to the Fixed Account. The current Semi-Annual Benefit Leveling interest rate will be used to calculate the guaranteed amount of level Income Payments for the following six month period.

The level Income Payment calculated for each subsequent six month Semi-Annual Benefit Leveling period could be higher or lower than the level Income Payment for the previous six month period.

Semi-Annual Benefit Leveling means that variable Income Payments will be divided once every six months into separate fixed Income Payments (each adjusted by the current Semi-Annual Benefit Leveling interest rate), to be paid to you over the next six months.

Once elected (with 5 or more business days' prior notice to AGL), Semi-Annual Benefit Leveling will take effect as of the date of the next Income Payment. (Your Contract refers to this date as the "Semi-Annual Benefit Leveling start date.") Semi-Annual Benefit Leveling will automatically renew on each six month anniversary thereafter. You can cancel Semi-Annual Benefit Leveling for the next six month period by notifying us within 5 or more business days' of the beginning of the next six month period. The process of calculating leveled variable Income Payments for Semi-Annual Benefit Leveling will take place during the last Modal Time Period prior to the start of each six month Semi-Annual Benefit Leveling period.

AGL reserves the right to discontinue Semi-Annual Benefit Leveling at any time. If AGL does discontinue this program, any Contract Owner receiving leveled variable Income Payments will continue to do so until the current six month Semi-Annual Benefit Leveling period is completed.

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Unless you have selected Payout Option 5, no withdrawal from the Contract's variable investment options will be permitted during any six month Semi-Annual Benefit Leveling period.

PAYOUT OPTIONS

The Contract currently offers the five Payout Options described below. We may make other Payout Options available subject to our discretion.

Contract Owners must elect a Payout Option. An application to purchase a Contract will be considered incomplete if a Payout Option has not been elected. Once elected, your chosen Payout Option cannot be changed.

The Payout Options currently available are:

Option 1 - Lifetime Income. Lifetime Income provides Income Payments for the Annuitant's life, and Income Payments cease upon the Annuitant's death.

Non-Income Payment Withdrawals. No withdrawals other than the scheduled Income Payments are permitted.

Option 2 - Lifetime Income With Certain Period. Lifetime Income with Certain Period (for the particular number of years selected on the application) provides Income Payments for the Annuitant's life. If the Annuitant, who is also the Contract Owner, dies before the end of the Certain Period, your beneficiaries will receive the remaining payments due during the Certain Period.

Non-Income Payment Withdrawals. The Contract Owner may elect at any time prior to the death of the Annuitant to withdraw a part of the variable Income Payment portion of the remaining certain period Income Payments as set forth in the "Withdrawals" provision on page 8, as long as at least five years of variable Income Payments remain under your Contract after the withdrawal has been made. Withdrawals may be subject to a Withdrawal Charge.

Option 3 - Joint and Survivor Lifetime Income. Joint and Survivor Lifetime Income provides Income Payments for the longer of the Annuitant's or Joint Annuitant's life, and Income Payments cease upon later of the Annuitant's or Joint Annuitant's Death.

Non-Income Payment Withdrawals. No withdrawals other than the scheduled Income Payments are permitted.

Option 4 - Joint and Survivor Lifetime Income With Certain Period. Joint and Survivor Lifetime Income with Certain Period (for the particular number of years selected on the application) provides Income Payments for the longer of the Annuitant's or Joint Annuitant's life. If both the Annuitant and the Joint Annuitant die before the end of the Certain Period, your beneficiaries will receive the remaining payments due during the Certain Period.

Non-Income Payment Withdrawals. The Contract Owner may elect at any time prior to the second death of the Annuitant or Joint Annuitant to withdraw a part of the variable Income Payment portion of the remaining term certain period Income Payments as set forth in the "Withdrawals" provision on page 8, as long as at least five years of variable Income Payment remain under your Contract after the withdrawal has been made. Withdrawals may be subject to a Withdrawal Charge.

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Option 5 - Certain Period. Certain Period provides periodic Income Payments for the number of years you select on the application.

Non-Income Payment Withdrawals. The Contract Owner may elect at any time prior to the Annuitant's death to withdraw all of the variable Income Payment portion of the Contract as set forth in the "Withdrawals" provision on page 8. Withdrawals may be subject to a withdrawal charge.

ANNUITY INCOME UNITS

Upon applying your net Premium Payment, we calculate the number of Annuity Income Units associated with each Payout Option (for variable Income Payments) as determined by our currently used annuity rate factors. The Annuity Income Unit Value for each Division will vary from one Valuation Period to the next based on the investment experience of the assets in the Division and the deduction of certain Separate Account charges and expenses. The SAI contains a fuller explanation of how Annuity Income Units are valued.

The number of Annuity Income Units for each Division will generally remain constant, subject to the following exceptions:

   .   If value is transferred from one investment option to another.

   .   If value is withdrawn from the Contract.

   . Upon the death of the primary Annuitant (in a joint Contract) after the certain period ends, if the Contract Owner selects a joint and survivor or contingent annuity option (either Payout Option 4 or Payout Option 3) with a lower percentage of payments elected for the survivor or Contingent Annuitant. Any reduction in the Annuity Payment amount will be achieved through a reduction in the number of Annuity Income Units.

DETERMINATION OF THE INITIAL VARIABLE INCOME PAYMENT

The following factors determine the amount of the first Income Payment:

   . the portion of the net Premium Payment allocated to provide variable Income Payments and the Assumed Investment Return;

   . the age and gender (age only if issued on a gender neutral basis) of the Annuitant (and Joint Annuitant, if any);

   .   the Payout Option selected;

   .   the frequency of Income Payments;

   .   the deduction of applicable Premium Taxes;

   .   the performance of your selected variable investment options; and

   .   the time period from the Contract Date to the Income Start Date.

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ADDITIONAL ITEMS THAT MAY IMPACT INCOME PAYMENTS

Impact of Annuitant's Age on Income Payments. For either fixed or variable Income Payments involving life income (Payout Options 1, 2, 3 or 4), the actual ages of the Annuitant and Joint Annuitant will affect the amount of each Income Payment. Since Income Payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Income Payment will be greater.

Impact of Annuitant's Gender on Income Payments. For either fixed or variable Income Payments involving life income (Payout Options 1, 2, 3 or 4), the gender of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, in most states the amount of each Income Payment will be greater than for female Annuitants and Joint Annuitants.

Impact of Length of Payment Periods on Income Payments. The amount of each Income Payment, both fixed and variable, will be greater for shorter certain periods than for longer certain periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

DETERMINATION OF SUBSEQUENT VARIABLE INCOME PAYMENTS

During the Modal Time Period, we will recalculate the variable Income Payments to reflect the performance of the variable investment options you chose after the investment performance is adjusted by the Assumed Investment Return. We determine the dollar amount of the variable Income Payments as follows. The portion of the first Income Payment funded by a particular Division is divided by the Annuity Income Unit Value for that Division as of the Contract Date. This establishes the number of Annuity Income Units provided by each Division for each subsequent variable Income Payments. The Annuity Income Units multiplied by the Annuity Income Unit Value equals the Income Payment.

ASSUMED INVESTMENT RETURN

The amount of the Income Payments provided by the portion of the net Premium Payment allocated to provide a stream of variable income depends on the assumption made about future investment performance after the deduction of the mortality and expense risk charge and the fund expenses. This assumption is called the Assumed Investment Return ("AIR"). The AIR not only is one of the factors that determines the initial level of income, but also how future investment performance affects variable Income Payments. Currently, we offer a 3.5% and a 5% AIR.

A higher AIR of 5% will result in a larger initial Annuity Payment, but future increases in the variable Income Payment will be smaller than with a lower AIR of 3.5%. If net performance (that is, after deducting all charges) is exactly equal to the AIR, the level of the variable Income Payments will not change. If net performance is less than the AIR, variable Income Payments will decrease.
If net performance is more than the AIR, variable Income Payments will increase.

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                             ACCESS TO YOUR MONEY

GENERALLY

Depending on the Payout Option you select and whether you are the Payee, you may receive Income Payments according to the Payout Option you select. The Contract is designed to meet long-term financial goals. Due to certain restrictions on withdrawals, the Contract is not suitable as a short-term investment.

WITHDRAWAL RIGHTS

Withdrawals are permitted under the Contract if you elected one of the following Payout Options at the time of application (with certain other requirements, as discussed below, also being met):

   .   Option 2 - Lifetime Income With Certain Period (partial withdrawal only);

   . Option 4 - Joint and Survivor Lifetime Income With Certain Period (partial withdrawal only); or

   .   Option 5 - Certain Period (full withdrawal only).

Under these Payout Options, you may take a full or one partial withdrawal, as identified above, per Contract Year of not less than $2,500 of the present value, at the Assumed Investment Rate, of your variable investment options remaining in the certain period, after the end of the Right to Cancel period. You will receive Income Payments for "A Certain Number of Years" (which may be referred to in this prospectus as the "certain period"). If you do not elect one of these three Payout Options, you will not be permitted to withdraw value from the Contract, other than through Income Payments. Certain states may also prohibit withdrawals.

All withdrawal requests must be made in writing to AGL. AGL reserves the right to require that the signature(s) on a withdrawal request be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guarantee. AGL may also require the signatures be properly notarized under state law.

AGL will pay any amounts withdrawn by you within five business days of receipt of a proper request and instructions satisfactory to AGL.

No withdrawals will be permitted from amounts in the Fixed Account. This includes amounts automatically moved to the Fixed Account to provide for Semi-Annual Benefit Leveling. Also, if you have selected Semi-Annual Benefit Leveling, (and you have not selected Payout Option 5) no withdrawals will be permitted from the variable investment options during any six month Semi-Annual Benefit Leveling period.

After a withdrawal from the present value of your variable investment options remaining in the certain period, any fixed income payments will continue under the terms of your Contract.

Withdrawal Charge. We will assess a Withdrawal Charge for each withdrawal from the Contract. This charge will be deducted from the net proceeds of the withdrawal. The Withdrawal Charge is:

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CONTRACT YEAR                          WITHDRAWAL CHARGE
-------------                          -----------------
1-8                                    1% of the amount withdrawn
9 and up                               no charge

Withdrawal Procedures. You may elect one partial withdrawal per Contract Year of not less than $2,500 of a portion of the present value of the variable Income Payments remaining in the certain period for:

   .   Option 2 - Lifetime Income With Certain Period; or

   .   Option 4 - Joint and Survivor Lifetime Income With Certain Period

as long as at least five years of variable Income Payments remain under your Contract after the partial withdrawal has been completed. You will need to indicate to us the amount of your desired partial withdrawal at least five business days prior to your desired withdrawal date. After receiving your withdrawal request, we will inform you of the resulting reduction in the number of Annuity Income Units to be paid and the reduction in the length of the certain period. At that point, you must either confirm or withdraw your intention to make the partial withdrawal. As discussed in this section, if the certain period would be reduced to less than five years, your withdrawal request will be declined and you will need to lower your requested withdrawal amount.

You may elect a full withdrawal based on the present value of the variable Income Payments remaining in the certain period for Option 5 - Certain Period.

While the number of Annuity Income Units for each Division will generally remain constant, this prospectus, on page 30 under "Determination of Subsequent Variable Income Payments" lists three exceptions to that rule. One of those exceptions applies if you make a withdrawal. A withdrawal involves a transfer of assets out of a Division. As actual assets decrease in a Division, the number of Annuity Income Units in such Division must also be decreased to reflect the loss of those assets. A reduction in the number of Annuity Income Units means that all of your remaining variable Income Payments, both certain and life contingent, will be reduced in amount. See the sections on "Withdrawals Reduce Your Future Variable Income Payments" and "Computing the Partial Withdrawal Amount," below.

Withdrawal Limitations. In determining the value available for a withdrawal, only the present value of the variable Income Payments remaining in the certain period will be used. No fixed Income Payments will be used in determining partial or full withdrawal values, and neither the amount of fixed Income Payments nor the length of the certain period for such fixed Income Payments will be affected by a withdrawal. At any time after the Right to Cancel Period has ended, you may request one partial withdrawal per Contract Year of not less than $2,500 from your Contract as long as more than five (5) years remain in the certain period (applies to Option 2 - Lifetime Income With Certain Period or Option 4 - Joint and Survivor Lifetime Income With Certain Period).

There are no "time remaining in the certain period requirements" for Option 5 - Certain Period withdrawals.

Withdrawals Reduce Your Future Variable Income Payments. If you make a partial withdrawal you will still receive Income Payments, but the withdrawal will result in a reduction in the amount of each remaining variable Income Payment as well as a decrease in the certain period that will apply to such variable Income Payments. In addition, if you transfer values from one or more Divisions which support

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those variable Income Payments to the Fixed Account which supports the fixed
Income Payments at any time after a withdrawal has been taken, the certain period related to those recently transferred values that are now supporting fixed Income Payments will remain shortened. The certain period applicable to any pre-existing fixed Income Payments (established prior to a withdrawal) would not be affected.

When you request a withdrawal, we will take it from the Divisions in which your Contract is then invested in the same proportion as the value invested in each Division on the date of the withdrawal. Since the amount of Income Payments changes during the next Modal Time Period, the reduction in Income Payments due to the withdrawal (but not the payment of the withdrawal amount) will be delayed until that time.

Computing the Withdrawal Amount. If you make a partial withdrawal, we will calculate the present value of all future variable Income Payments remaining in the certain period by discounting the payments at the Assumed Investment Return, and with consideration to any fees charged for a withdrawal. The future variable Income Payment amount we use in this calculation is determined by multiplying the Annuity Income Unit Value next computed after we receive the withdrawal request by the current number of Annuity Units for each Division. A withdrawal will reduce all future variable Income Payments by an equal amount, and the remaining length of the certain period will also be reduced.

The following four factors will determine the specific amount by which the remaining variable Income Payments will be reduced and by which the remaining length of the certain period will be shortened:

     (i)   the amount of the withdrawal request;

     (ii) the length of time remaining in the certain period at the time that the partial withdrawal is requested;

     (iii) the age and sex of the Annuitant or Joint Annuitants; and

     (iv)  the Payout Option chosen.

In other words, the larger the withdrawal, the lower future variable Income Payments will be, and the greater the reduction in the length of time in the certain period. Any fixed Income Payments remaining under the Contract and their certain period will remain unchanged.

EXAMPLE OF WITHDRAWAL FOR A CERTAIN PERIOD CONTRACT

   . Owner chooses a 360-month (30 year) certain period payout, 5.00% AIR, premium = $196,636.07, benefit = $1,000 per month.

   . Owner wants to take a full withdrawal when there are 316 payments left, the next payment to be paid in 10 days.

   . Owner would be paid the net withdrawal amount less any applicable tax withholdings.

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A. If a full withdrawal is taken:

            Gross withdrawal =                           $178,019.51
            Withdrawal charge* =                         $  1,780.20
            Net withdrawal =                             $176,239.31
            Remaining number of certain period benefits            0
            New benefit =                                $      0.00

* Withdrawal charge applies during first 8 years of Contract

EXAMPLE OF WITHDRAWAL FROM A LIFETIME INCOME WITH CERTAIN PERIOD CONTRACT: MALE AGE 65

   . Owner chooses a life with 120-month (10 year) certain period payout, 3.50% AIR, premium = $100,000.00, benefit = $550.37 per month.

   . Owner wants to take a withdrawal when there are 108 certain payments left, the next payment to be paid in 10 days.

   . Owner would be paid the Net Withdrawal amount less any applicable tax withholdings. The new benefit amount and certain period would be as listed below.

    A. If the maximum withdrawal is taken:

            Gross withdrawal =                           $30,136.33
            Withdrawal charge* =                         $   301.36
            Net withdrawal =                             $29,834.97
            Remaining number of certain period benefits          60
            New benefit =                                $   380.92

* Withdrawal charge applies during first 8 years of Contract

B. If a $25,000 gross withdrawal is requested:

            Gross withdrawal =                           $25,000.00
            Withdrawal charge* =                         $   250.00
            Net withdrawal =                             $24,750.00
            Remaining number of certain period benefits          70
            New benefit =                                $   410.50

* Withdrawal charge applies during first 8 years of Contract

EXAMPLE OF WITHDRAWAL FROM A LIFETIME INCOME WITH CERTAIN PERIOD CONTRACT: MALE AGE 75

   . Owner chooses a life with 120-month (10 year) certain period payout, 3.50% AIR, premium = $100,000.00, benefit = $704.26 per month.

   . Owner wants to take a withdrawal when there are 108 certain payments left, the next one to be paid in 10 days.

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


   . Owner would be paid the Net Withdrawal amount less any applicable tax withholdings. The new benefit amount and certain period would be as listed below.

A. If the maximum withdrawal is taken:

            Gross withdrawal =                           $43,358.58
            Withdrawal charge* =                         $   433.59
            Net withdrawal =                             $42,924.99
            Remaining number of certain period benefits          60
            New benefit =                                $   400.46

* Withdrawal charge applies during first 8 years of Contract

B. If a $25,000 gross withdrawal is requested:

            Gross withdrawal =                           $25,000.00
            Withdrawal charge* =                         $   250.00
            Net withdrawal =                             $24,750.00
            Remaining number of certain period benefits          85
            New benefit =                                $   533.75

* Withdrawal charge applies during first 8 years of Contract

Taxes on Withdrawals. Please read the tax discussion in this prospectus for information relating to withdrawals from your Contract, as well as other taxable events. This information is general in nature and is not intended as tax advice. It is based on current law and interpretations, which may change. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your Contract.

DEFERMENT OF PAYMENTS

We may suspend or postpone making variable Income Payments from your Contract or processing transfer requests for an undetermined period of time when:

   .   the NYSE is closed (other than weekend and holiday closings);

   .   trading on the NYSE is restricted;

   . an emergency exists (as determined by the SEC or other appropriate regulatory authority) such that disposal of or determination of the value of Annuity Income Units is not reasonably practicable; or

   .   the SEC by order so permits for the protection of investors.

                                 DEATH BENEFIT

SUCCESSION OF CONTRACT OWNERSHIP

Upon the death of any Contract Owner, ownership rights, if any, under this Contract will succeed to the following persons in the following order unless otherwise indicated on your Contract application:

     (1) the surviving Contract Owner, if any;

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


     (2) the Annuitant(s), if any;

     (3) the Beneficiary(ies), if any; and

     (4) the estate or successors of the last Contract Owner to die.

NOTIFICATION OF DEATH

The death of any Contract Owner, Annuitant or Payee must be reported to AGL immediately. AGL will require certified proof of death in the following form:

   .   a certified copy of the death certificate; and/or

   . a certified copy of a decree from a court of competent jurisdiction as to the finding of death.

AGL reserves the right to recover any overpayments made on Income Payments because of failure to notify AGL of death. The Contract Owner, and any successor Contract Owner is liable to AGL for any overpayments of Income Payments made. AGL is not responsible for any incorrect Income Payments made that result from the failure to notify AGL immediately of such death.

DEATH OF THE CONTRACT OWNER AND/OR ANNUITANT

The following table provides information on how the Contract treats the death of the Contract Owner and/or Annuitant based on certain factors, such as when the death occurs and whether or not the Contract Owner and the Annuitant are the same person.

                              DEATH BENEFIT WHEN        DEATH BENEFIT WHEN
                              CONTRACT OWNER AND        CONTRACT OWNER AND
                            ANNUITANT ARE THE SAME    ANNUITANT ARE NOT THE
                                    PERSON                 SAME PERSON
                           ------------------------  ------------------------
 DEATH OF CONTRACT OWNER
 Before Annuity Start Date Current value of certain  Current value of life
                           period payments; if the   contingent and certain
                           Contract has no certain   period payments
                           period, no payments will
                           be made
 On or After Annuity       Remaining certain period  None, the Contract
 Start Date                payments                  remains in force
                                                     according to the
                                                     Contract's succession of
                                                     ownership
 DEATH OF ANNUITANT
 Before Annuity Start Date Current value of certain  Certain period payments;
                           period payments; if the   if the contract has no
                           contract has no certain   certain period, no
                           period, no payments will  payments will be made
                           be made
 On or After Annuity       Remaining certain period  Remaining certain period
 Start Date                payments                  payments

IMPORTANT NOTE: AS DESCRIBED IN THE TABLE ABOVE, IF THE ANNUITANT (AND THE JOINT ANNUITANT, IF ANY) DIES PRIOR TO THE ANNUITY START DATE, AND THE PAYOUT OPTION CHOSEN IS BASED ON A LIFE CONTINGENCY ONLY (I.E., NO CERTAIN PERIOD WAS ELECTED; RATHER, PAYOUT OPTIONS 1 OR 3 WAS ELECTED), THEN THE CONTRACT WILL TERMINATE WITH NO FURTHER INCOME PAYMENTS OR BENEFITS DUE TO ANY PARTY TO THE CONTRACT. AGL WILL RETAIN YOUR PREMIUM PAYMENT.

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


DESIGNATION OF BENEFICIARY

The Contract Owner may select one or more Beneficiaries for the Annuitant and name them on the application if the annuity Payout Option selected provides for a Beneficiary. Thereafter, while the Annuitant or Joint Annuitant is living, the Contract Owner may change the Beneficiary by written notice. The change will take effect as of the date the Contract Owner signs the notice, but it will not affect any payment made or any other action taken before the Company acknowledges the notice. The Contract Owner may make the designation of Beneficiary irrevocable. Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary.

                                  PERFORMANCE

Occasionally, we may advertise certain performance information concerning one or more of the Divisions, including average annual total return and yield information. A Division's performance information is based on its past performance only and is not intended as an indication of future performance.

Average annual total return is based on the overall dollar or percentage change in value of a hypothetical investment. When we advertise the average annual total return of a Division, it reflects changes in the fund share price, the automatic reinvestment by the Division of all distributions, and the deduction of Contract charges. Average annual total return is the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period.

When we advertise the yield of a Division, we will calculate it based upon a given thirty-day period. The yield is determined by dividing the net investment income earned by the Division during the period by the value of the Division on the last day of the period.

When we advertise the performance of the money market Division, we may advertise the yield or the effective yield in addition to the average annual total return. The yield of the money market Division refers to the income generated by an investment in that Division over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 12 month period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the money market Division is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

Average annual total return at the Separate Account level is lower than at the Fund level because it is reduced by the mortality and expense risk charge. Similarly, yield and effective yield at the variable account level are lower than at the Fund level because they are reduced by the mortality and expense risk charge and the administrative charge.

Performance information for a Division may be compared in reports and advertising to:

     (1) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Lehman Brothers, Inc. and Salomon Brothers, or other indices measuring performance of a pertinent group of securities so that investors may compare a fund's results with those of a group of securities widely regarded by investors as representative of the securities markets in general;

     (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets), or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria;

     (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract; and

     (4) indices or averages of alternative financial products available to prospective investors, including the Bank Rate Monitor which monitors average returns of various bank instruments.

                                     TAXES

INTRODUCTION

The following discussion of federal income tax treatment is general in nature and is not intended as tax advice. You should consult with a competent tax advisor to determine the specific federal tax treatment of your Contract based on your individual factual situation. Not all of the information we have included may be applicable to your Contract. This discussion is based on current law and interpretations, which may change. For a discussion of federal income taxes as they relate to the Funds, please see the Funds' prospectuses. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your Contract.

ANNUITY CONTRACTS IN GENERAL

The Code provides special rules regarding the tax treatment of annuity Contracts. Generally, you will not be taxed on the earnings in an annuity Contract until you take the money out. Different rules apply depending on how you take the money out and whether your Contract is qualified or non-qualified as explained below.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

If you purchase your Contract under a (qualified) tax-favored retirement plan or account, your Contract is referred to as a Qualified Contract. Examples of qualified plans or accounts are:

   .   Individual Retirement Annuities ("IRA");

   . Tax Deferred Annuities (governed by Code Section 403(b) and referred to as "403(b) Plans or TSAs");

   .   Keogh Plans; and

   . Employer-sponsored pension and profit sharing arrangements such as 401(k) plans.

DISTRIBUTIONS IN GENERAL

Generally, with Qualified Contracts you have not paid any taxes on the money used to buy the Contract or on any earnings. Therefore, any amount you take out as Income Payments or as a withdrawal will be taxable income. In addition, a 10% tax penalty may apply to the taxable income.

This 10% tax penalty does not apply:

   . in general, where the payment is a part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his designated Beneficiary;

   .   where the taxpayer is age 59 1/2 or older;

   .   where payment is made on account of death;

   .   where the payment is made on account of the taxpayer's disability;

   . where the payment is made to pay certain medical expenses, certain health insurance premiums, certain higher education expenses or qualified first home purchases;

   .   in some cases, upon separation from service on or after age 55; or

   .   certain other limited circumstances.

Withdrawals Where Income Start Date Is Before Age 59 1/2 -- A Withdrawal May Trigger a 10% Tax Penalty Unless an Exception Applies. If the Income Start Date is before age 59 1/2 and you relied on the exception for substantially equal payments to avoid the 10% penalty, it should be noted that a withdrawal from the Contract after the Income Start Date but before the later of the taxpayer's reaching age 59 1/2 or 5 years after the Income Start Date would be treated as changing the substantially equal payments. In that event, payments excepted from the 10% penalty tax by reason of the exception for substantially equal payments would be subject to recapture. The recaptured tax is imposed in the year of the withdrawal (or other modification) and is equal to the tax that would have been imposed had the exception not applied. Interest is also due for the period between when the tax would have been imposed and when the tax is recaptured. The possible application of this recapture tax should be considered before making a withdrawal from the Contract. You should also contact your tax advisor before taking withdrawals.

EXAMPLE: Individual A is age 57 1/2 when he begins to receive annual Income
         Payments of $10,000 from a traditional individual retirement annuity. Since this is a Qualified Contract with no tax basis, each payment of $10,000 is subject to tax. He receives payments in 2000, 2001 and 2002 when he is 57 1/2, 58 1/2 and 59 1/2, respectively. The amounts are not subject to the 10% penalty tax because the payments are substantially equal payments. In 2003, when A is age 60 1/2, he takes a withdrawal. In 2003, A must pay the 10% penalty tax on the Income Payments received in 2000 and 2001, and interest thereon. Therefore, A would owe the Internal Revenue Service ("IRS") a recapture tax of $2,000 (10% of 10,000 each year for 2 years) plus interest.

Individual Retirement Annuities ("IRA"). Code Sections 408 and 408A permit eligible individuals to contribute to a traditional IRA or to a Roth IRA. By attachment of an endorsement that reflects the requirements of Code
Section 408(b), the Contracts may be issued as a traditional IRA. By attachment of an endorsement that reflects the requirements of Code Section 408A, the contracts may be issued as a Roth IRA.

Contracts issued in connection with an IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Most IRAs cannot accept additional contributions after the owner reaches 70 1/2, and must also begin required distributions at that age-these rules do not apply to a Roth IRA. On December 23, 2008, the Worker, Retiree and Employer Recovery Act of 2008 (the "2008 Act") was signed into law. The 2008 Act waives the required minimum distribution rules for individual retirement plans for calendar year 2009. At this time, it is unclear whether the 2009 required minimum distribution waiver applies to Annuity Payments such as those that would be distributed under your Contract. You should consult your tax adviser with any questions you have about the 2009 required minimum distribution waiver legislation, its application to your Contract and whether Annuity Payments made under your Contract in 2009 can be rolled over tax-free under the 2008 Act. The 2008 Act does not address any waiver for calendar year 2010 or any subsequent year.

Distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into a traditional IRA. In addition, distributions from a traditional IRA may be rolled over to another IRA or qualified plan, or converted into a Roth IRA, provided certain conditions are met. Purchases of the Contract for use with IRAs are subject to special requirements, including the requirement that informational disclosure be given to each person desiring to establish an IRA. That person must be given the opportunity to affirm or reverse a decision to purchase the Contract.

Rollovers. Distributions from Code Section 401 qualified plans or 403(b) Plans (other than non-taxable distributions representing a return of capital, distributions meeting the minimum distribution requirement, distributions for the life or life expectancy of the recipient(s) or distributions that are made over a period of more than 10 years) are eligible for tax-free rollover within 60 days of the date of distribution, but are also subject to federal income tax withholding at a 20% rate unless paid directly to another qualified plan, 403(b) Plan, or traditional IRA. A prospective owner considering use of the Contract in this manner should consult a competent tax adviser with regard to the suitability of the Contract for this purpose and for information concerning the tax law provisions applicable to qualified plans, 403(b) Plans, and IRAs. Rollovers may also occur between one Roth IRA and another Roth IRA.

Beginning in 2006, employers are permitted to offer a separate Roth account as part of their 401(k) or 403(b) employer pension plan, and employees may designate a portion of their plan contributions for deposit to a Roth account. Under Code Section 402A, distributions from such Roth 401(k) or Roth 403(b) accounts can be directly or indirectly rolled into a Roth IRA. Such rollovers are not subject to tax or penalty and are exempt from both the annual contribution and the conversion limitations.

Conversions. If you have modified adjusted gross income of $100,000 or less for the tax year, not including the conversion, you can convert previously untaxed funds from a traditional IRA to a Roth IRA. The funds removed from the traditional IRA are taxable in the year of the conversion, but no penalty tax applies. If you had established any Roth IRA at least 5 years prior to taking a Roth withdrawal, or have had a conversion IRA for at least 5 years, distributions are tax free as long as you have the attained age of 59 1/2, your distributions are made on account of disability or death, or you withdraw up to $10,000 in conjunction with a first-time home purchase.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

General. For Income Payments, generally a portion of each payment will be considered a return of your premium and will not be taxed. The remaining portion of each payment is taxed at ordinary income rates. The nontaxable portion of variable Income Payments (also known as "Exclusion Amount") is generally determined by a formula that establishes a specific dollar amount of each payment that is not taxed.

After the full amount of your Premium Payment has been recovered tax-free, the full amount of subsequent Income Payments will be taxable. If Income Payments stop due to the death of the Annuitant before the full amount of your Premium Payment has been recovered, a tax deduction is allowed for the unrecovered amount.

Full Withdrawals. For payments made upon full withdrawal from the annuity Contract, the taxable portion is the amount received in excess of the remaining investment in the Contract.

Partial Withdrawal - 100% Taxable. As a general rule, partial withdrawals will be 100% taxable and will not reduce investment in the Contract.

Withdrawal May Trigger an Additional 10% Tax Penalty Unless an Exception Applies. If a taxable distribution is made under the Contract, an additional tax of 10% of the amount of the taxable distribution may apply.

This additional tax in general does not apply where:

   . the payment is made under an immediate annuity Contract, defined for these purposes as an annuity (1) purchased with a single premium,
       (2) the Annuity Starting Date of which commences within one year from the date of the purchase of the annuity, and (3) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period;

   . the payment is a part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his designated Beneficiary;

   .   the taxpayer is age 59 1/2 or older;

   .   the payment is made on account of the taxpayer's disability;

   .   the payment is made on account of death;

   .   and in certain other circumstances.

It should be noted that a withdrawal of the Contract after the Income Start Date but before the later of the taxpayer's reaching age 59 1/2 or 5 years after the Income Start Date would be treated as changing substantially equal payments. In that event, payments excepted from the 10% penalty tax because they were considered part of substantially equal payments would be subject to recapture. The recaptured tax is imposed in the year of the withdrawal (or other modification) and is equal to the tax that would have been imposed (plus interest) had the exception not applied. The possible application of this recapture tax should be considered before making a withdrawal from the Contract. You should also seek the advice of your tax advisor.

EXAMPLE: Individual A is age 57 1/2 when he begins to receive annual Income Payments of $10,000. Of each annuity payment, $3,000 is subject to tax. He receives payments in 2000, 2001 and 2002 when he is 57 1/2, 58 1/2 and 59 1/2 respectively. The amounts are not subject to the 10% penalty tax because the payments are substantially equal payments. In 2003, when A is age 60 1/2, he takes a withdrawal. In 2003, A must pay the 10% penalty tax on the Income Payments received in 2000 and 2001, and interest thereon. Therefore, A would owe the IRS a recapture tax of $600 (10% of 3,000 each year for 2 years) plus interest.

NON-QUALIFIED CONTRACTS OWNED BY NON-NATURAL PERSONS

As a general rule, non-qualified annuity contracts held by a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. This rule does not apply where the non-natural person is only the nominal owner, such as a trust or other entity acting as an agent for a natural person. There is also an exception to this general rule for immediate annuity contracts as defined in the prior section. Corporations, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax advisor.

SECTION 1035 EXCHANGES

Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of a life insurance, endowment or annuity contract for an annuity contract unless money or other property is distributed as part of the exchange. Special rules and procedures apply to Section 1035 transactions. Prospective owners wishing to take advantage of Section 1035 of the Code should consult their tax advisors.

DIVERSIFICATION AND INVESTOR CONTROL

The Code imposes certain diversification requirements on the underlying investments for a variable annuity to be treated as a variable annuity for tax purposes. We believe that the Funds are being managed so as to comply with these requirements.

There is limited guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, would be considered the owner of the shares of the Funds. If any guidance on this point is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the Contract, could be treated as the owner of assets in the Funds. We reserve the right to make changes to the Contract we think necessary to see that it qualifies as a variable annuity Contract for tax purposes.

WITHHOLDING

We are required to withhold federal income taxes on Income Payments and withdrawals that include taxable income unless the Payee elects not to have any withholding or in certain other circumstances. If you do not provide a social security number or other taxpayer identification number, you will not be permitted to elect out of withholding. Special withholding rules apply to payments made to non-resident aliens.

For withdrawals, we are required to withhold 10% of the taxable portion of any withdrawal or lump sum distribution unless you elect out of withholding. For Income Payments, we will withhold on the taxable portion of Income Payments based on a withholding certificate you file with us. If you do not file a certificate, you will be treated, for purposes of determining your withholding rates, as a married person with three exemptions.

You are liable for payment of federal income taxes on the taxable portion of any withdrawal, distribution, or annuity payment. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

                               OTHER INFORMATION

AMERICAN GENERAL LIFE INSURANCE COMPANY

We are American General Life Insurance Company ("AGL"). AGL is a stock life insurance company organized under the laws of Texas. AGL's home office address is 2727-A Allen Parkway, Houston, Texas 77019-2191. AGL is a successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly-owned subsidiary of American International Group, Inc. American International Group, Inc., a Delaware corporation, is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services and asset management in the United States and internationally. American General Life Companies is the marketing name for the insurance companies and affiliates comprising the domestic life operations of American International Group, Inc., including AGL. The commitments under the Contracts are AGL's, and American International Group, Inc. has no legal obligation to back those commitments.

On March 4, 2009, American International Group, Inc. issued and sold to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"), 100,000 shares of American International Group, Inc.'s Series C Perpetual, Convertible, Participating Preferred Stock (the "Stock") for an aggregate purchase price of $500,000, with an understanding that additional and independently sufficient consideration was also furnished to American International Group, Inc. by the Federal Reserve Bank of New York (the "FRBNY") in the form of its lending commitment (the "Credit Facility") under the Credit Agreement, dated as of September 22, 2008, between American International Group, Inc. and the FRBNY. The Stock has preferential liquidation rights over American International Group, Inc. common stock, and, to the extent permitted by law, votes with American International Group, Inc.'s common stock on all matters submitted to American International Group, Inc.'s shareholders. The Trust has approximately 79.9% of the aggregate voting power of American International Group, Inc.'s common stock and is entitled to approximately 79.9% of all dividends paid on American International Group, Inc.'s common stock, in each case treating the Stock as if converted. The Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates.

AGL is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for life insurance and annuity products. AGL's membership in IMSA applies only to AGL and not its products.

DISTRIBUTION OF THE CONTRACT

Individuals who sell the Contracts will be licensed by State insurance authorities as agents of AGL. The individuals will also be registered representatives of (1) broker-dealer firms that are affiliated with AGL, or
(2) other broker-dealer firms, which are not affiliated with AGL. However, some individuals may be representatives of firms that are exempt from broker-dealer regulation.

American General Equity Services Corporation ("AGESC") is the principal underwriter and distributor of the Contracts. AGESC is located at 2727-A Allen Parkway, 2-G7, Houston, Texas 77019. AGESC is a Delaware corporation and an affiliate of American General Life Insurance Company (AGESC is an indirect wholly-owned subsidiary of American International Group, Inc.). AGESC is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the Financial Industry Regulatory Authority ("FINRA"). AGESC is also the principal underwriter for AGL's Separate Accounts A, VA-1, VA-2 and VL-R, as well as the underwriter for various separate accounts of other AGL affiliates. These separate accounts are registered investment companies. AGESC, as the principal underwriter and distributor, is not paid any fees on the Contracts.

AGL offers the Contracts on a continuous basis.

AGL compensates broker-dealers that sell the Contracts according to one or more compensation schedules. The schedules provide for compensation of up to 4.0% of Premium Payments that Owners make.

AGL may agree to pay certain broker-dealers an additional promotional allowance. This promotional allowance compensates these certain broker-dealers for additional training and promotional expenses incurred in the promotion and sale of the Contracts. None of these distribution expenses results in any additional charges under the Contracts that are not described under "Expenses."

LEGAL PROCEEDINGS

AGL is a party to various lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings arise in jurisdictions that permit damage awards disproportionate to the actual damages incurred. Based upon information presently available, AGL believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on AGL's results of operations, cash flows and financial position.

                             FINANCIAL STATEMENTS

The Financial Statements of AGL and the Separate Account can be found in the Statement of Additional Information. You may obtain a free copy of these Financial Statements if you write us at our Administrative Center, at VUL Administration, P.O. Box 4880, Houston, Texas 77210-4880, or call us at 1-800-340-2765.

                                  APPENDIX A

                 HYPOTHETICAL ILLUSTRATIONS OF INCOME PAYMENTS

We have prepared the following tables to show how variable Income Payments under the Contract change with investment performance over an extended period of time. The tables illustrate how monthly Income Payments would vary over time if the return on assets in the selected Divisions were a uniform gross annual rate of 0%, 4%, 6.34%, 8%, 10%, or 12%. The values would be different from those shown if the returns averaged 0%, 4%, 6.34%, 8%, 10%, or 12%, but fluctuated over and under those averages throughout the years.

The tables reflect the current total separate account annual expenses, which are equivalent to an annual charge of 0.55%. (The values would be lower than those shown if the maximum of 1.25% was used.) The amounts shown in the tables also take into account the arithmetic average of the Funds' management fees and operating expenses at an annual rate of approximately 0.81% of the average daily net assets of the Funds. Actual fees and expenses of the Funds associated with your Contract may be more or less than 0.81%, will vary from year to year, and will depend on your allocation. See the section in this prospectus entitled "Fee Tables" for more complete details. The monthly Income Payments are illustrated on a pre-tax basis. The federal income tax treatment of Income Payment considerations is generally described in the section of this prospectus entitled "Taxes."

The tables show both the gross rate and the net rate. The difference between gross and net rates represents the 0.55% for total separate account annual expenses and the assumed 0.81% for investment management and operating expenses after contractual reimbursement or fee waiver. Since these charges are deducted daily from assets, the difference between the gross and net rate is not exactly 1.36%.

Two sets of tables follow -- one set for a male age 65 and the other for a female age 65. The first table in each set assumes that 100% of the single Premium Payment is allocated to a variable investment option. The second assumes that 50% of the single Premium Payment is allocated to the Fixed Account using the fixed annuity rates we offered on the Payout Option at the time this illustration was prepared. Both sets of tables assume that a lifetime income with ten years certain was purchased.

When part of the single Premium Payment has been allocated to the Fixed Account, the certain minimum Income Payments resulting from this allocation is also shown. The illustrated variable Income Payments use an Assumed Investment Return ("AIR") of 5% per year. Thus, actual net performance greater than 5% per year will result in increasing Income Payments and actual net performance less than 5% per year will result in decreasing Income Payments. We currently offer AIRs of 3.5% and 5%; in the future we may offer alternative Assumed Investment Returns. Fixed Income Payments will not vary from what was elected. Initial monthly Income Payments under a fixed Payout Option are generally higher than initial payments under a variable Payout Option.

These tables show the monthly Income Payments for several hypothetical constant assumed rates of return. Of course, actual investment performance will not be constant and may be volatile, so expect your variable Income Payments to fluctuate. Upon request, and when you are considering a Payout Option, we will furnish a comparable illustration based on your individual circumstances, including purchase rates and the mortality and expense risk charge that would apply.

                          INCOME PAYMENT ILLUSTRATION
                                (100% VARIABLE)
                       SINGLE PREMIUM PAYMENT: $100,000
                                   SEX: MALE
                                    AGE: 65
         PAYOUT OPTION SELECTED: LIFE ANNUITY WITH 10 YEARS GUARANTEED
                       FREQUENCY OF INCOME PAY: MONTHLY

Fixed monthly annuity payments based on current rates, if 100% fixed for annuity Payout Option selected: $663.63

Illustrative amounts below assume 100% of the single premium is allocated to a variable Payout Option.

Assumed investment return at which monthly variable payments remain constant:
3.50%.

Variable monthly annuity payment on the date of the illustration: $559.35

                                           MONTHLY PAYMENTS
                                  WITH AN ASSUMED RATE OF RETURN OF:
                          ---------------------------------------------------
                                             GROSS RETURN
                          ---------------------------------------------------
                          0.00%    4.84%   6.00%   8.00%   10.00%    12.00%
                          ------- ------- ------- ------- --------- ---------
                                              NET RETURN
PAYMENT CALENDAR ATTAINED ---------------------------------------------------
 YEAR     YEAR     YEAR   -1.34%   3.50%   4.66%   6.66%   8.66%     10.66%
------- -------- -------- ------- ------- ------- ------- --------- ---------
   1      2009      65    $559.35 $559.35 $559.35 $559.35 $  559.35 $  559.35
   2      2010      66    $533.17 $559.35 $565.60 $576.40 $  587.21 $  598.02
   3      2011      67    $508.22 $559.35 $571.91 $593.98 $  616.47 $  639.37
   4      2012      68    $484.43 $559.35 $578.30 $612.10 $  647.18 $  683.58
   5      2013      69    $461.76 $559.35 $584.76 $630.76 $  679.42 $  730.84
  10      2018      74    $363.36 $559.35 $618.17 $732.99 $  866.39 $1,020.95
  15      2023      79    $285.93 $559.35 $653.48 $851.78 $1,104.81 $1,426.21
  20      2028      84    $225.00 $559.35 $690.81 $989.83 $1,408.83 $1,992.34

THE ASSUMED RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL PERFORMANCE RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE FUNDS SELECTED. THE AMOUNT OF THE INCOME PAYMENT WOULD BE DIFFERENT FROM THAT SHOWN IF THE ACTUAL PERFORMANCE AVERAGED THE ASSUMED RATES OF RETURN SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES DURING THE YEARS AND FROM YEAR TO YEAR. SINCE IT IS HIGHLY LIKELY THAT THE PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME PAYMENTS (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THIS HYPOTHETICAL PERFORMANCE CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Notes: Income Payments are made during the Annuitant's lifetime. Benefits vary depending on the Payout Option selected. The hypothetical performance above illustrates a lifetime income with 10 years of payments certain. If the Annuitant dies before payments have been made for the certain period, payments will continue to be paid to the Beneficiary for the remainder of the period. The cumulative amount of Income Payments received depends on how long the Annuitant lives after the certain period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses, the mortality and expense risk charge and administrative charge from the gross rates of return. The illustration assumes annuity starting date is the contract date.

                          INCOME PAYMENT ILLUSTRATION
                           (50% VARIABLE/50% FIXED)
                       SINGLE PREMIUM PAYMENT: $100,000
                                   SEX: MALE
                                    AGE: 65
         PAYOUT OPTION SELECTED: LIFE ANNUITY WITH 10 YEARS GUARANTEED
                       FREQUENCY OF INCOME PAY: MONTHLY

Fixed monthly Income Payment based on current rates, if 100% fixed for Payout Option selected: $663.63

Illustrative amounts below assume 50% of the single premium is allocated to a variable Payout Option.

Assumed investment return at which monthly variable payments remain constant:
3.50%.

Monthly Income Payments will vary with investment performance, but will never be less than $331.81. The monthly guaranteed payment of $331.81 is being provided by the $50,000 applied under the fixed Payout Option.

                                           MONTHLY PAYMENTS
                                  WITH AN ASSUMED RATE OF RETURN OF:
                          ---------------------------------------------------
                                             GROSS RETURN
                          ---------------------------------------------------
                          0.00%    4.84%   6.00%   8.00%   10.00%    12.00%
                          ------- ------- ------- ------- --------- ---------
                                              NET RETURN
PAYMENT CALENDAR ATTAINED ---------------------------------------------------
 YEAR     YEAR     YEAR   -1.34%   3.50%   4.66%   6.66%   8.66%     10.66%
------- -------- -------- ------- ------- ------- ------- --------- ---------
   1      2009      65    $611.49 $611.49 $611.49 $611.49 $  611.49 $  611.49
   2      2010      66    $598.40 $611.49 $614.61 $620.02 $  625.42 $  630.82
   3      2011      67    $585.92 $611.49 $617.77 $628.80 $  640.05 $  651.50
   4      2012      68    $574.03 $611.49 $620.97 $637.86 $  655.40 $  673.60
   5      2013      69    $562.70 $611.49 $624.20 $647.20 $  671.52 $  697.24
  10      2018      74    $513.50 $611.49 $640.90 $698.31 $  765.01 $  842.29
  15      2023      79    $474.78 $611.49 $658.55 $757.71 $  884.22 $1,044.92
  20      2028      84    $444.32 $611.49 $677.22 $826.73 $1,036.23 $1,327.98

THE ASSUMED RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL PERFORMANCE RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE FUNDS SELECTED. THE AMOUNT OF THE INCOME PAYMENT WOULD BE DIFFERENT FROM THAT SHOWN IF THE ACTUAL PERFORMANCE AVERAGED THE ASSUMED RATES OF RETURN SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES DURING THE YEARS AND FROM YEAR TO YEAR. SINCE IT IS HIGHLY LIKELY THAT THE PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME PAYMENTS (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THIS HYPOTHETICAL PERFORMANCE CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Notes: Income Payments are made during the Annuitant's lifetime. Benefits vary depending on the Payout Option selected. The hypothetical performance above illustrates a lifetime income with 10 years of payments certain. If the Annuitant dies before payments have been made for the certain period, payments will continue to be paid to the Beneficiary for the remainder of the period. The cumulative amount of Income Payments received depends on how long the Annuitant lives after the certain period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses, the mortality and expense risk charge and administrative charge from the gross rates of return. The illustration assumes annuity starting date is the contract date.

                          INCOME PAYMENT ILLUSTRATION
                                (100% VARIABLE)
                       SINGLE PREMIUM PAYMENT: $100,000
                                  SEX: FEMALE
                                    AGE: 65
         PAYOUT OPTION SELECTED: LIFE ANNUITY WITH 10 YEARS GUARANTEED
                       FREQUENCY OF INCOME PAY: MONTHLY

Fixed monthly Income Payment based on current rates, if 100% fixed Payout Option selected: $622.61

Illustrative amounts below assume 100% of the single premium is allocated to a variable Payout Option.

Assumed investment return at which monthly variable payments remain constant:
3.50%

Variable monthly Income Payments based on current rates, if 100% variable for Payout Option selected: $517.92

                                           MONTHLY PAYMENTS
                                  WITH AN ASSUMED RATE OF RETURN OF:
                          ---------------------------------------------------
                                             GROSS RETURN
                          ---------------------------------------------------
                          0.00%    4.84%   6.00%   8.00%   10.00%    12.00%
                          ------- ------- ------- ------- --------- ---------
                                              NET RETURN
PAYMENT CALENDAR ATTAINED ---------------------------------------------------
 YEAR     YEAR     YEAR   -1.34%   3.50%   4.66%   6.66%   8.66%     10.66%
------- -------- -------- ------- ------- ------- ------- --------- ---------
   1      2009      65    $517.92 $517.92 $517.92 $517.92 $  517.92 $  517.92
   2      2010      66    $493.69 $517.92 $523.71 $533.72 $  543.73 $  553.73
   3      2011      67    $470.58 $517.92 $529.56 $549.99 $  570.81 $  592.02
   4      2012      68    $448.56 $517.92 $535.48 $566.77 $  599.25 $  632.96
   5      2013      69    $427.57 $517.92 $541.46 $584.05 $  629.11 $  676.72
  10      2018      74    $336.46 $517.92 $572.39 $678.71 $  802.23 $  945.34
  15      2023      79    $264.76 $517.92 $605.09 $788.70 $1,022.99 $1,320.59
  20      2028      84    $208.34 $517.92 $639.65 $916.53 $1,304.50 $1,844.80

THE ASSUMED RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL PERFORMANCE RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE FUNDS SELECTED. THE AMOUNT OF THE INCOME PAYMENT WOULD BE DIFFERENT FROM THAT SHOWN IF THE ACTUAL PERFORMANCE AVERAGED THE ASSUMED RATES OF RETURN SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES DURING THE YEARS AND FROM YEAR TO YEAR. SINCE IT IS HIGHLY LIKELY THAT THE PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME PAYMENTS (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THIS HYPOTHETICAL PERFORMANCE CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Notes: Income Payments are made during the Annuitant's lifetime. Benefits vary depending on the Payout Option selected. The hypothetical performance above illustrates a lifetime income with 10 years of payments certain. If the Annuitant dies before payments have been made for the certain period, payments will continue to be paid to the Beneficiary for the remainder of the period. The cumulative amount of Income Payments received depends on how long the Annuitant lives after the certain period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses, the mortality and expense risk charge and administrative charge from the gross rates of return. The illustration assumes annuity starting date is the contract date.

                          INCOME PAYMENT ILLUSTRATION
                           (50% VARIABLE/50% FIXED)
                       SINGLE PREMIUM PAYMENT: $100,000
                                  SEX: FEMALE
                                    AGE: 65
         PAYOUT OPTION SELECTED: LIFE ANNUITY WITH 10 YEARS GUARANTEED
                       FREQUENCY OF INCOME PAY: MONTHLY

Fixed monthly Income Payment based on current rates, if 100% fixed for Payout Option selected: $622.61

Illustrative amounts below assume 50% of the single premium is allocated to a variable Payout Option.

Assumed investment return at which monthly variable payments remain constant:
3:50%

Monthly Income Payments will vary with investment performance, but will never be less than $311.30. The monthly guaranteed payment of $311.30 is being provided by the $50,000 applied under the fixed Payout Option.

                                          MONTHLY PAYMENTS
                                 WITH AN ASSUMED RATE OF RETURN OF:
                          -------------------------------------------------
                                            GROSS RETURN
                          -------------------------------------------------
                          0.00%    4.84%   6.00%   8.00%  10.00%   12.00%
                          ------- ------- ------- ------- ------- ---------
                                             NET RETURN
PAYMENT CALENDAR ATTAINED -------------------------------------------------
 YEAR     YEAR     YEAR   -1.34%   3.50%   4.66%   6.66%  8.66%    10.66%
------- -------- -------- ------- ------- ------- ------- ------- ---------
   1      2009      65    $570.26 $570.26 $570.26 $570.26 $570.26 $  570.26
   2      2010      66    $558.15 $570.26 $573.16 $578.16 $583.17 $  588.17
   3      2011      67    $546.59 $570.26 $576.08 $586.30 $596.71 $  607.31
   4      2012      68    $535.58 $570.26 $579.04 $594.69 $610.93 $  627.78
   5      2013      69    $525.09 $570.26 $582.03 $603.33 $625.86 $  649.66
  10      2018      74    $479.53 $570.26 $597.50 $650.66 $712.42 $  783.97
  15      2023      79    $443.68 $570.26 $613.85 $705.65 $822.80 $  971.60
  20      2028      84    $415.47 $570.26 $631.13 $769.57 $963.55 $1,233.70

THE ASSUMED RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL PERFORMANCE RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE FUNDS SELECTED. THE AMOUNT OF THE INCOME PAYMENT WOULD BE DIFFERENT FROM THAT SHOWN IF THE ACTUAL PERFORMANCE AVERAGED THE ASSUMED RATES OF RETURN SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES DURING THE YEARS AND FROM YEAR TO YEAR. SINCE IT IS HIGHLY LIKELY THAT THE PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME PAYMENTS (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THIS HYPOTHETICAL PERFORMANCE CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Notes: Income Payments are made during the Annuitant's lifetime. Benefits vary depending on the Payout Option selected. The hypothetical performance above illustrates a lifetime income with 10 years of payments certain. If the Annuitant dies before payments have been made for the certain period, payments will continue to be paid to the Beneficiary for the remainder of the period. The cumulative amount of Income Payments received depends on how long the Annuitant lives after the certain period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses, the mortality and expense risk charge and administrative charge from the gross rates of return. The illustration assumes annuity starting date is the contract date.

         TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION........................................................  3

   AGL.....................................................................  3

   Separate Account D......................................................  3

SERVICES...................................................................  4

DISTRIBUTION OF THE CONTRACTS..............................................  4

PERFORMANCE INFORMATION....................................................  5

   Performance Data........................................................  5

       Average Annual Total Return Calculations............................  6

       Fund Performance Calculations.......................................  8

       VALIC Co. I Money Market I Fund Investment Option Yield and
         Effective Yield Calculations......................................  9

CONTRACT PROVISIONS........................................................ 10

   Variable Income Payments................................................ 10

   Annuity Income Unit Value............................................... 10

   Net Investment Factor................................................... 10

   Misstatement of Age or Gender........................................... 11

   Evidence of Survival.................................................... 11

ADDITIONAL INFORMATION ABOUT THE CONTRACTS................................. 12

   Gender neutral policies................................................. 12

   Certain Arrangements.................................................... 13

   Our General Account..................................................... 13

MATERIAL CONFLICTS......................................................... 13

FINANCIAL STATEMENTS....................................................... 14

   Separate Account Financial Statements................................... 14

   AGL Consolidated Financial Statements................................... 14

INDEX TO FINANCIAL STATEMENTS.............................................. 14

   Separate Account D Financial Statements................................. 14

   AGL Consolidated Financial Statements................................... 14

                  THIS DOCUMENT IS NOT PART OF ANY PROSPECTUS

                                                                 PRIVACY NOTICE

--------------------------------------------------------------------------
American General Life Companies      .   We have physical, electronic,
knows that your privacy is               and procedural safeguards in
important. You have received this        place that were designed to
notice as required by law and            protect Nonpublic Personal
because you are now or may be a          Information.
customer of one of our companies.
This notice will advise you of the   .   We do not share Nonpublic
types of Nonpublic Personal              Personal Information about you
Information we collect, how we use       except as allowed by law.
it, and what we do to protect your
privacy.                             .   We may disclose all types of
                                         Nonpublic Personal Information
"Nonpublic Personal Information"         that we collect, including
refers to personally identifiable        information regarding your
information that is not available        transactions or experiences
to the public.                           with us, when needed, to:

"Employees, Representatives,            (i) Our Employees,
Agents, and Selected Third Parties"     Representatives, Agents, and
refers to individuals or entities       Selected Third Parties, as
who act on our behalf.                  permitted by law; or

..   Our Employees, Representatives,     (ii) other organizations with
    Agents, and Selected Third          which we have joint marketing
    Parties may collect Nonpublic       agreements as permitted by law.
    Personal Information about you,
    including information:           .   The types of companies and
                                         persons to whom we may
   .   Given to us on applications       disclose Nonpublic Personal
       or other forms;                   Information as permitted by
                                         law include: banks; attorneys;
   .   About transactions with us,       trustees; third-party
       our affiliates, or third          administrators; insurance
       parties;                          agents; insurance companies;
                                         insurance support
   .   From others, such as credit       organizations; credit
       reporting agencies,               reporting agencies; registered
       employers, and federal and        broker-dealers; auditors;
       state agencies.                   regulators; and reinsurers.

..   The types of Nonpublic Personal  .   We do not share your Nonpublic
    Information we collect depends       Personal Health Information
    on the products we offer to you      unless authorized by you or
    and may include your: name;          allowed by law.
    address; Social Security
    Number; account balances;        .   Our privacy policy applies, to
    income; assets; insurance            the extent required by law, to
    premiums; coverage and               our agents and representatives
    beneficiaries; credit reports;       when they are acting on behalf
    marital status; and payment          of American General Life
    history. We may also collect         Companies.
    Nonpublic Personal Health
    Information, such as medical     .   You will be notified if our
    reports, to underwrite               privacy policy changes.
    insurance policies, process
    claims, or for other related     .   Our privacy policy applies to
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..   We restrict access to Nonpublic  THIS PRIVACY NOTICE IS PROVIDED
    Personal Information to those    FOR YOUR INFORMATION ONLY. YOU DO
    Employees, Representatives,      NOT NEED TO CALL OR TAKE ANY
    Agents, or Selected Third        ACTION.
    Parties who provide products or
    services to you and who have
    been trained to handle
    Nonpublic Personal Information
    as described in this Notice.

..   We have policies and procedures
    that direct our Employees,
    Representatives, Agents and
    Selected Third Parties acting
    for us, on how to protect and
    use Nonpublic Personal
    Information.

--------------------------------------------------------------------------

This Privacy Notice is provided on   CALIFORNIA, NEW MEXICO AND VERMONT
behalf of the following companies:   RESIDENTS ONLY:
AGC Life Insurance Company, AIG
Life Insurance Company, AIG Life of  Following the law of your state,
Bermuda, Ltd., AIG Premier           we will not disclose nonpublic
Insurance Company, AIG Worldwide     personal financial information
Life Insurance of Bermuda, Ltd,      about you to nonaffiliated third
American General Assurance Company,  parties (other than as permitted
American General Equity Services     by law) unless you authorize us to
Corporation, American General        make that disclosure. Your
Indemnity Company, American General  authorization must be in writing.
Life and Accident Insurance          If you wish to authorize us to
Company, American General Life       disclose your nonpublic personal
Insurance Company, American General  financial information to
Property Insurance Company of        nonaffiliated third parties, you
Florida, American General Property   may write to us at: American
Insurance Company, American          General Life Companies Service
International Life Assurance         Center, P.O. Box 4373, Houston,
Company of New York, Delaware        Texas 77210-4373.
American Life Insurance Company,
Pacific Union Assurance Company,     (C) 2009. All rights reserved.
The United States Life Insurance
Company in the City of New York.

                                                           AGLC0375-STF Rev0209

For additional information about the
Platinum Investor(R) Immediate Variable
Annuity Contracts and the Separate Account, you may request a copy of the Statement of Additional Information (the "SAI"), dated
May 1, 2009. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus. You may obtain a free copy of the SAI and the Contract or Fund prospectuses if you write us at our Administrative Center, which is located at 2727-A Allen Parkway, Houston, Texas 77019,
Attention: SPIA Operations, 2-D1, or call us at 1-800-242-4079. You may also obtain the SAI from your AGL representative through which the Contracts may be purchased. Additional information about the
Platinum Investor Immediate Variable
Annuity Contracts is available to
individuals considering purchasing a
Contract upon request to the same address or phone number printed above.

Information about the Separate Account,
including the SAI, can also be reviewed and copied at the SEC's Office of Investor
Education and Advocacy in Washington, D.C.
Inquiries on the operations of the Office of Investor Education and Advocacy may be made by calling the SEC at 1-202-942-8090.
Reports and other information about the
Separate Account are available on the SEC's
Internet site at http://www.sec.gov and
copies of this information may be obtained, upon payment of a duplicating fee, by writing the Office of Investor Education and Advocacy of the SEC, 100 F. Street
N.E., Washington, D.C. 20549.

Contracts issued by:
AMERICAN GENERAL LIFE INSURANCE COMPANY
2727-A Allen Parkway, Houston, TX 77019

PLATINUM INVESTOR IMMEDIATE VARIABLE ANNUITY
Contract Form Number 03017 or 03017-A

Not available in the state of New York

DISTRIBUTED BY AMERICAN GENERAL EQUITY
SERVICES CORPORATION
Member FINRA

The underwriting risks, financial
obligations and support functions
associated with the products issued by
American General Life Insurance Company
("AGL") are its responsibility. AGL is
responsible for its own financial condition and contractual obligations. AGL does not solicit business in the state of New York.
The Contracts are not available in all
states.

                                                       [LOGO OF IMSA]
                                                   INSURANCE MARKETPLACE
                                                   STANDARDS ASSOCIATION

                                              Membership in IMSA applies only
                                             to American General Life Insurance
                                              Company and not to its products.

(C) 2009. All rights reserved.                     ICA File No. 811-02441

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT D

                PLATINUM INVESTOR(R) IMMEDIATE VARIABLE ANNUITY

              SINGLE PREMIUM IMMEDIATE VARIABLE ANNUITY CONTRACT

                                   ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                             SPIA OPERATIONS 2-D1

                   P.O. BOX 3018, HOUSTON, TEXAS 77019-2116

                TELEPHONE: 1-800-242-4079; FAX: 1-713-620-3139

                      STATEMENT OF ADDITIONAL INFORMATION

                               DATED MAY 1, 2009

   This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the prospectus for American General Life Insurance Company Separate Account D (the "Separate Account" or "Separate Account D") dated May 1, 2009, describing the Platinum Investor Immediate Variable Annuity ("Platinum Investor Annuity") single premium immediate variable annuity contract (the "Contract" or "Contracts"). The prospectus sets forth information that a prospective investor should know before investing. For a copy of the prospectus, and any prospectus supplements, contact American General Life Insurance Company ("AGL") at the address or telephone number given above. Each term used in this SAI that is defined in the related prospectus has the same meaning as the prospectus' definition.

                               TABLE OF CONTENTS

GENERAL INFORMATION........................................................  3

   AGL.....................................................................  3
   Separate Account D......................................................  3

SERVICES...................................................................  4

DISTRIBUTION OF THE CONTRACTS..............................................  4

PERFORMANCE INFORMATION....................................................  5

   Performance Data........................................................  5
       Average Annual Total Return Calculations............................  6
       Fund Performance Calculations.......................................  8
       VALIC Company I Money Market I Fund Investment Option Yield and
         Effective Yield Calculations......................................  9

CONTRACT PROVISIONS........................................................ 10

   Variable Income Payments................................................ 10
   Annuity Income Unit Value............................................... 10
   Net Investment Factor................................................... 10
   Misstatement of Age or Gender........................................... 11
   Evidence of Survival.................................................... 11

ADDITIONAL INFORMATION ABOUT THE CONTRACTS................................. 12

ADDITIONAL INFORMATION ABOUT THE POLICIES..................................

       Gender neutral policies............................................. 12
       Special purchase plans.............................................. 12
       Underwriting procedures and cost of insurance charges............... 12
       Certain Arrangements................................................ 13
       Our General Account................................................. 13

MATERIAL CONFLICTS......................................................... 13

FINANCIAL STATEMENTS....................................................... 14

   Separate Account Financial Statements................................... 14
   AGL Consolidated Financial Statements................................... 14

INDEX TO FINANCIAL STATEMENTS.............................................. 14

   Separate Account D Financial Statements................................. 15
   AGL Consolidated Financial Statements................................... 15

                              GENERAL INFORMATION

AGL

   We are American General Life Insurance Company ("AGL"). AGL is a stock life insurance company organized under the laws of Texas. AGL is a successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly-owned subsidiary of American International Group, Inc. American International Group, Inc., a Delaware corporation, is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services and asset management in the United States and internationally. American General Life Companies is the marketing name for the insurance companies and affiliates comprising the domestic life operations of American International Group, Inc., including AGL. The commitments under the Contracts are AGL's, and American International Group, Inc. has no legal obligation to back those commitments.

   On March 4, 2009, American International Group, Inc. issued and sold to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"), 100,000 shares of American International Group, Inc.'s Series C Perpetual, Convertible, Participating Preferred Stock (the "Stock") for an aggregate purchase price of $500,000, with an understanding that additional and independently sufficient consideration was also furnished to American International Group, Inc. by the Federal Reserve Bank of New York (the "FRBNY") in the form of its lending commitment (the "Credit Facility") under the Credit Agreement, dated as of September 22, 2008, between American International Group, Inc. and the FRBNY. The Stock has preferential liquidation rights over American International Group, Inc. common stock, and, to the extent permitted by law, votes with American International Group, Inc.'s common stock on all matters submitted to American International Group, Inc.'s shareholders. The Trust has approximately 79.9 percent of the aggregate voting power of American International Group, Inc.'s common stock and is entitled to approximately 79.9 percent of all dividends paid on American International Group, Inc.'s common stock, in each case treating the Stock as if converted. The Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates.

   AGL is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for life insurance and annuity products. AGL's membership in IMSA applies only to AGL and not its products.

SEPARATE ACCOUNT D

   We hold the Fund shares in which any of your single premium payment is invested in the divisions of Separate Account D. Separate Account D is registered as a unit investment trust with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940. We created the Separate Account on November 19, 1973 under Texas law.

   For record keeping and financial reporting purposes, Separate Account D is divided into 102 separate "divisions," 45 of which are available under the Contracts offered by the prospectus as variable "investment options." Some of these 45 and the remaining 58 divisions are offered under other AGL contracts. We hold the Fund shares in which we invest your single premium payment for an investment option in the division that corresponds to that investment option. One or more of the Funds may sell its shares to other funds.

   The assets in Separate Account D are our property. The assets in the Separate Account may not be used to pay any liabilities of AGL other than those arising from the Contracts. AGL is obligated to pay all amounts under the Contracts due the Contract Owners. We act as custodian for the Separate Account's assets.

                                   SERVICES

   AGL and American General Life Companies, LLC ("AGLC"), are parties to a services agreement. AGL and AGLC are each indirect wholly-owned subsidiaries of American International Group, Inc. and therefore affiliates of one another. AGLC is a Delaware limited liability company established on August 30, 2002. Prior to that date, AGLC was a Delaware business trust. Its address is 2727-A Allen Parkway, Houston, Texas 77019-2191. Under the services agreement, AGLC provides shared services to AGL and certain other life insurance companies under the American International Group, Inc. holding company system at cost. Those services include data processing systems, customer services, product development, actuarial, internal auditing, accounting and legal services. During 2008, 2007 and 2006, AGL paid AGLC for these services $414,162,025, $367,979,145 and $340,329,330, respectively.

   We have not designed the Contracts for professional market timing organizations or other entities or individuals using programmed and frequent transfers involving large amounts. We currently have no contractual agreements or any other formal or informal arrangements with any entity or individual permitting such transfers and receive no compensation for any such contract or arrangement.

                         DISTRIBUTION OF THE CONTRACTS

   American General Equity Services Corporation ("AGESC"), 2727-A Allen Parkway, 2-G7, Houston, Texas 77019, a Delaware corporation and a direct wholly-owned subsidiary of AGL, is the principal underwriter and distributor of the Contracts for the Separate Account under a Distribution Agreement between AGESC and AGL. AGESC also acts as principal underwriter for AGL's other separate accounts and for the separate accounts of certain AGL affiliates. AGESC is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the Financial Industry Regulatory Authority ("FINRA"). AGESC, as the principal underwriter and distributor, is not paid any fees on the Contracts.

   The Contracts are offered on a continuous basis.

   Individuals who sell the Contracts will be licensed by State insurance authorities as agents of AGL. The individuals will also be registered representatives of (1) broker-dealer firms that are affiliated with AGL, or
(2) other broker-dealer firms, which are not affiliated with AGL. However, some individuals may be representatives of firms that are exempt from broker-dealer regulation.

   AGL compensates broker-dealers that sell the Contracts according to one or more compensation schedules. The schedules provide for commissions of up to 4.0% of Premium Payments that Contract Owners make.

   AGL has also agreed to pay certain broker-dealers an additional promotional allowance. This promotional allowance compensates these certain broker-dealers for additional training and promotional expenses incurred in the promotion and sale of the Contracts. None of these distribution expenses results in any additional charges under the Contracts that are not described in the Contract prospectus under "Expenses."

                            PERFORMANCE INFORMATION

   From time to time, we may quote performance information for the divisions of Separate Account D in advertisements, sales literature, or reports to Contract Owners or prospective investors.

   We may quote performance information in any manner permitted under applicable law. We may, for example, present such information as a change in a hypothetical Contract Owner's Income Payments. We also may present the yield or total return of the division based on a hypothetical investment in a Contract. The performance information shown may cover various periods of time, including periods beginning with the commencement of the operations of the division or the Fund in which it invests. The performance information shown may reflect the deduction of one or more charges, such as the sales charge, and withdrawal charge. We also may present the yield or total return of the investment option in which a division invests.

   We may compare a division's performance to that of other variable annuity separate accounts or investment products, as well as to generally accepted indices or analyses, such as those provided by research firms and rating services. In addition, we may use performance ratings that may be reported periodically in financial publications, such as Money Magazine, Forbes, Business Week, Fortune, Financial Planning and The Wall Street Journal. We also may advertise ratings of AGL's financial strength or claims-paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

   Performance information for any division reflects the performance of a hypothetical Contract and is not illustrative of how actual investment performance would affect the benefits under your Contract. You should not consider such performance information to be an estimate or guarantee of future performance.

PERFORMANCE DATA

   The following tables show the past performance data for the Contracts. The first table shows the average annual total return calculations of the variable investment options. The first table includes all of the noninsurance charges: one-time contract charge, mortality and expense risk charge, administrative charge, premium tax charge, sales charge, and withdrawal charge.

   The second table shows the average annual total returns of the Funds underlying the variable investment options. The second table does not reflect any charges of the Separate Account or of the Contracts. If these charges were reflected, then the Fund average annual total return calculations would be lower than what is currently shown.

   Average Annual Total Return Calculations. Each variable investment option may advertise its average annual total return. We calculate each variable investment option's average annual total return quotation under the following standard method:

   . We take a hypothetical $10,000 investment in each variable investment option on the first day of the period at the maximum offering price ("Initial Investment").

   . We calculate the ending redeemable value ("Redeemable Value") of that investment at the end of the 1, 3, 5 and 10 year period. If the Average Annual Total Return for a variable investment option is not available for a stated period, we may show the Average Annual Total Return since the variable investment option inception. The Redeemable Value reflects the effect of the one-time contract charge, mortality and expense risk charge, the administrative charge, the premium tax charge, the sales charge and the withdrawal charge.

   .   We divide the Redeemable Value by the Initial Investment.

   . We take this quotient to the Nth root (N representing the number of years in the period), subtract 1 from the result, and express the result as a percentage.

   Average annual total return quotations for the variable investment options for the period ended December 31, 2008 are shown in the table below.

            VARIABLE INVESTMENT OPTION AVERAGE ANNUAL TOTAL RETURNS
     WITH DEDUCTION OF ANY APPLICABLE SEPARATE ACCOUNT OR CONTRACT CHARGES
                          (THROUGH DECEMBER 31, 2008)

                                                                                                         SINCE    INVESTMENT
                                                                                                       INVESTMENT   OPTION
                                                                                                         OPTION   INCEPTION
INVESTMENT OPTION*                                              1 YEAR  3 YEARS 5 YEARS/1/ 10 YEARS/1/ INCEPTION     DATE
------------------                                              ------  ------- ---------  ----------  ---------- ----------
ARC I International Equities Fund/2/........................... -43.71%  -9.34%    n/a        n/a         -0.07%  1/15/2004
ARC I Mid Cap Index Fund/2/.................................... -37.24%  -9.76%    n/a        n/a         -1.55%  1/15/2004
ARC I Money Market I Fund/2/...................................   1.67%   3.27%    n/a        n/a          2.47%  1/15/2004
ARC I Nasdaq-100(R) Index Fund/2/.............................. -42.73% -10.52%    n/a        n/a         -5.46%  1/15/2004
ARC I Science & Technology Fund/2/............................. -46.28% -12.85%    n/a        n/a         -8.30%  1/15/2004
ARC I Small Cap Index Fund/2/.................................. -34.83%  -9.28%    n/a        n/a         -2.95%  1/15/2004
ARC I Stock Index Fund/2/...................................... -37.55%  -9.17%    n/a        n/a         -3.43%  1/15/2004
AIM V.I. International Growth Fund - Series I.................. -40.71%  -4.80%    n/a        n/a          3.97%  1/15/2004
Alger American Capital Appreciation Portfolio - Class O Shares. -45.44%  -4.92%    n/a        n/a          0.22%  6/29/2004
Alger American MidCap Growth Portfolio - Class O Shares........ -58.58% -15.96%    n/a        n/a         -7.75%  6/29/2004
American Century VP Inflation Protection Fund - Class II.......  -2.14%   2.50%    n/a        n/a          3.08%  6/29/2004
American Century VP Value Fund - Class I....................... -27.18%  -6.76%    n/a        n/a         -0.97%  1/15/2004
Credit Suisse Small Cap Core I Portfolio/3/.................... -34.96% -12.57%    n/a        n/a         -7.68%  1/15/2004
Fidelity VIP Asset Manager(SM) Portfolio - Service Class 2..... -29.30%  -4.80%    n/a        n/a         -1.67%  1/15/2004
Fidelity VIP Contrafund(R) Portfolio - Service Class 2......... -43.01%  -9.68%    n/a        n/a         -0.57%  1/15/2004
Fidelity VIP Equity-Income Portfolio - Service Class 2......... -43.13% -11.93%    n/a        n/a         -4.80%  1/15/2004
Fidelity VIP Freedom 2020 Portfolio - Service Class 2.......... -33.17%    n/a     n/a        n/a         -9.19%   5/1/2006
Fidelity VIP Freedom 2025 Portfolio - Service Class 2.......... -34.73%    n/a     n/a        n/a         -9.91%   5/1/2006
Fidelity VIP Freedom 2030 Portfolio - Service Class 2.......... -38.51%    n/a     n/a        n/a        -11.62%   5/1/2006

Fidelity VIP Growth Portfolio - Service Class 2............................. -47.60% -11.23% n/a n/a  -6.38% 1/15/2004
Fidelity VIP Mid Cap Portfolio - Service Class 2............................ -39.94%  -8.34% n/a n/a   1.55% 6/29/2004
Franklin Templeton Franklin Small Cap Value Securities Fund - Class 2....... -33.38%  -9.05% n/a n/a  -1.67% 6/29/2004
Franklin Templeton Franklin U.S. Government Fund - Class 2..................   7.00%   5.48% n/a n/a   4.80% 6/29/2004
Franklin Templeton Mutual Shares Securities Fund - Class 2.................. -37.45%  -8.83% n/a n/a  -2.07% 6/29/2004
Franklin Templeton Templeton Foreign Securities Fund - Class 2.............. -40.71%  -6.31% n/a n/a   0.77% 1/15/2004
Janus Aspen International Growth Portfolio - Service Shares/4/.............. -52.49%  -4.10% n/a n/a   5.85% 1/15/2004
Janus Aspen Mid Cap Growth Portfolio - Service Shares/5/.................... -44.17%  -8.67% n/a n/a  -0.16% 1/15/2004
JPMorgan Small Company Portfolio/6/......................................... -32.36% -10.13% n/a n/a  -1.63% 1/15/2004
MFS(R) VIT New Discovery Series - Initial Class............................. -39.66% -11.52% n/a n/a  -6.38% 1/15/2004
MFS(R) VIT Research Series - Initial Class.................................. -36.44%  -7.70% n/a n/a  -1.27% 1/15/2004
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I..................... -43.68%  -7.84% n/a n/a  -0.03% 1/15/2004
Oppenheimer Balanced Fund/VA - Non-Service Shares........................... -43.78% -13.76% n/a n/a  -6.99% 6/29/2004
Oppenheimer Global Securities Fund/VA - Non-Service Shares.................. -40.52%  -9.71% n/a n/a  -0.78% 6/29/2004
PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio - Administrative Class. -44.10%    n/a  n/a n/a -14.99%  5/1/2006
PIMCO VIT Real Return Portfolio - Administrative Class......................  -7.54%   0.62% n/a n/a   2.08% 1/15/2004
PIMCO VIT Short-Term Portfolio - Administrative Class.......................  -0.86%   2.23% n/a n/a   1.89% 1/15/2004
PIMCO VIT Total Return Portfolio - Administrative Class.....................   4.22%   5.19% n/a n/a   4.12% 1/15/2004
Pioneer Mid Cap Value VCT Portfolio - Class I............................... -33.94%    n/a  n/a n/a -10.69%  5/1/2006
Putnam VT Diversified Income Fund - Class IB................................ -31.20%  -9.01% n/a n/a  -4.01% 6/29/2004
Putnam VT International Growth and Income Fund - Class IB................... -46.32% -10.25% n/a n/a  -0.78% 1/15/2004
SunAmerica Aggressive Growth Portfolio - Class 1............................ -52.90% -19.32% n/a n/a  -9.88% 6/29/2004
SunAmerica Balanced Portfolio - Class 1..................................... -26.30%  -5.21% n/a n/a  -1.99% 6/29/2004
Van Kampen LIT Growth and Income Portfolio - Class I........................ -32.41%  -7.21% n/a n/a  -0.39% 1/15/2004
Vanguard VIF High Yield Bond Portfolio...................................... -22.38%  -5.37% n/a n/a  -1.57% 6/29/2004
Vanguard VIF REIT Index Portfolio........................................... -37.59% -11.44% n/a n/a  -0.67% 6/29/2004

--------
* The performance figures in the table reflect the investment performance for the Division for the stated periods and should not be used to infer that future performance will be the same.

/1./ "N/A" indicates data is not available for the stated period. None of the investment options has an inception date earlier than January 15, 2004, the effective date of the registration statement.

/2./ Effective May 1, 2009, AIG Retirement Company I ("ARC I") changed its name to VALIC Company I.

/3./ Effective May 1, 2009, Credit Suisse Small Cap Core I Portfolio changed its name to Credit Suisse U.S. Equity Flex I Portfolio.

/4./ Effective May 1, 2009, Janus Aspen International Growth Portfolio - Service Shares changed its name to Janus Aspen Overseas Portfolio - Service Shares.

/5./ Effective May 1, 2009, Janus Aspen Mid Cap Growth Portfolio - Service Shares changed its name to Janus Aspen Enterprise Portfolio - Service Shares.

/6./ Effective April 24, 2009, JPMorgan Small Company Portfolio merged with and into JPMorgan Insurance Trust Small Cap Equity Portfolio - Class 1. Subsequently on April 24, 2009, JPMorgan Insurance Trust Small Cap Equity Portfolio - Class 1 changed its name to JPMorgan Insurance Trust Small Cap Core Portfolio - Class 1.

   Fund Performance Calculations. Each variable investment option may advertise the performance for the corresponding Fund in which it invests, based on the calculations described above, where all or a portion of the actual historical performance of the corresponding Fund in which the variable investment option invests may pre-date the effective date of the variable investment option being offered in the Contract.

   The table below provides the actual historical performance of the corresponding Fund in which each of these variable investment options invests. Unlike the previous table of variable investment option average annual total return calculations, the information in the table below does not reflect the charges and deductions of the Separate Account or of the Contracts. If these charges were reflected, then the Fund average annual total return calculations would be lower than what is currently shown.

                       FUND AVERAGE ANNUAL TOTAL RETURNS
   WITHOUT DEDUCTION OF ANY APPLICABLE SEPARATE ACCOUNT OR CONTRACT CHARGES
                          (THROUGH DECEMBER 31, 2008)

                                                                                                       SINCE       FUND
                                                                                                       FUND      INCEPTION
FUND                                                         1 YEAR  3 YEARS 5 YEARS/1/ 10 YEARS/1/ INCEPTION/2/   DATE
----                                                         ------  ------- ---------  ----------  -----------  ---------
ARC I International Equities Fund........................... -43.40%  -8.84%    0.88%     -0.87%           *     10/02/89
ARC I Mid Cap Index Fund.................................... -36.89%  -9.26%   -0.55%      4.03%           *     10/01/91
ARC I Money Market I Fund...................................   2.23%   3.84%    3.00%      3.12%           *     01/16/86
ARC I Nasdaq-100(R) Index Fund.............................. -42.42% -10.02%   -4.09%       n/a       -12.42%    10/01/00
ARC I Science & Technology Fund............................. -45.99% -12.37%   -6.86%     -6.81%           *     04/29/94
ARC I Small Cap Index Fund.................................. -34.47%  -8.78%   -1.38%      2.61%           *     05/01/92
ARC I Stock Index Fund...................................... -37.21%  -8.67%   -2.52%     -1.73%           *     04/20/87
AIM V.I. International Growth Fund - Series I............... -40.38%  -4.28%    5.10%      1.99%           *     05/05/93
Alger American Capital Appreciation Portfolio - Class O
  Shares.................................................... -45.13%  -4.40%    1.59%      0.81%           *     01/25/95
Alger American MidCap Growth Portfolio - Class O Shares..... -58.36% -15.50%   -5.61%      0.49%           *     05/03/93
American Century VP Inflation Protection Fund - Class II....  -1.59%   3.06%    3.30%       n/a         3.68%    12/31/02
American Century VP Value Fund - Class I.................... -26.78%  -6.24%   -0.21%      3.95%           *     05/01/96
Credit Suisse Small Cap Core I Portfolio.................... -34.60% -12.08%   -6.02%     -1.73%           *     06/30/95
Fidelity VIP Asset Manager(SM) Portfolio - Service Class 2.. -28.95%  -4.29%   -0.86%      0.42%           *     09/06/89
Fidelity VIP Contrafund(R) Portfolio - Service Class 2...... -42.69%  -9.18%    0.13%      1.67%           *     01/03/95
Fidelity VIP Equity-Income Portfolio - Service Class 2...... -42.81% -11.44%   -3.99%     -0.44%           *     10/09/86
Fidelity VIP Freedom 2020 Portfolio - Service Class 2....... -32.80%  -6.19%     n/a        n/a        -2.30%    04/26/05
Fidelity VIP Freedom 2025 Portfolio - Service Class 2....... -34.36%  -6.71%     n/a        n/a        -2.53%    04/26/05
Fidelity VIP Freedom 2030 Portfolio - Service Class 2....... -38.17%  -8.12%     n/a        n/a        -3.48%    04/26/05
Fidelity VIP Growth Portfolio - Service Class 2............. -47.31% -10.74%   -5.00%     -3.29%           *     10/09/86
Fidelity VIP Mid Cap Portfolio - Service Class 2............ -39.61%  -7.83%    2.86%     10.63%           *     12/28/98
Franklin Templeton Franklin Small Cap Value Securities Fund
  - Class 2................................................. -33.02%  -8.54%    0.58%       n/a         5.71%    01/06/99
Franklin Templeton Franklin U.S. Government Fund - Class 2..   7.59%   6.06%    4.80%       n/a         5.32%    01/06/99
Franklin Templeton Mutual Shares Securities Fund - Class 2.. -37.11%  -8.33%   -0.83%       n/a         3.51%    01/06/99
Franklin Templeton Templeton Foreign Securities Fund -
  Class 2................................................... -40.38%  -5.80%    1.77%      1.74%           *     05/01/97
Janus Aspen International Growth Portfolio - Service Shares. -52.23%  -3.57%    7.03%      4.92%           *     05/02/94
Janus Aspen Mid Cap Growth Portfolio - Service Shares....... -43.86%  -8.17%    0.89%     -0.71%           *     09/13/93

JPMorgan Small Company Portfolio...................................... -31.98%  -9.64% -0.60%  1.99%     *  12/31/94
MFS(R) VIT New Discovery Series - Initial Class....................... -39.33% -11.03% -4.62%  1.54%     *  05/01/98
MFS(R) VIT Research Series - Initial Class............................ -36.09%  -7.19% -0.03% -1.35%     *  07/26/95
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I............... -43.37%  -7.33%  1.04%  0.22%     *  11/03/97
Oppenheimer Balanced Fund/VA - Non-Service Shares..................... -43.47% -13.28% -5.70%  0.16%     *  02/09/87
Oppenheimer Global Securities Fund/VA - Non-Service Shares............ -40.19%  -9.21%  0.39%  5.22%     *  11/12/90
PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio - Administrative
  Class............................................................... -43.79% -12.44%   n/a    n/a  -3.51% 06/30/04
PIMCO VIT Real Return Portfolio - Administrative Class................  -7.03%   1.18%  2.87%   n/a   6.85% 09/30/99
PIMCO VIT Short-Term Portfolio - Administrative Class.................  -0.31%   2.79%  2.44%   n/a   3.39% 09/30/99
PIMCO VIT Total Return Portfolio - Administrative Class...............   4.79%   5.77%  4.92%  5.63%     *  12/31/97
Pioneer Mid Cap Value VCT Portfolio - Class I......................... -33.58%  -7.57%  0.79%  6.08%     *  03/01/95
Putnam VT Diversified Income Fund - Class IB.......................... -30.82%  -8.51% -2.93%  1.42%     *  09/15/93
Putnam VT International Growth and Income Fund - Class IB............. -46.02%  -9.76%  0.29%  1.87%     *  01/02/97
SunAmerica Aggressive Growth Portfolio - Class 1...................... -52.67% -18.88% -7.49% -3.49%     *  06/03/96
SunAmerica Balanced Portfolio - Class 1............................... -25.86%  -4.67% -1.17% -1.28%     *  06/03/96
Van Kampen LIT Growth and Income Portfolio - Class I.................. -32.03%  -6.70%  0.43%  3.57%     *  12/23/96
Vanguard VIF High Yield Bond Portfolio................................ -21.95%  -4.85% -0.80%  1.72%     *  06/03/96
Vanguard VIF REIT Index Portfolio..................................... -37.25% -10.95%  0.61%   n/a   7.26% 02/09/99

--------
/1./  "N/A" indicates data is not available for the stated period.

/2./ "*" indicates SEC rules that require us to show return information for no more than 10 years.

   ARC I Money Market I Fund Investment Option Yield and Effective Yield Calculations. We calculate the ARC I Money Market I Fund Investment Option's yield by a standard method that the SEC prescribes. Under that method, we base the current yield quotation on a seven day period and calculate that yield as follows:

   . We take the net change in the value of your single premium payment during the period.

   . We divide that net change by the value of your single premium payment at the beginning of the period to obtain the base period return.

   . We multiply the base period return by the fraction 365/7 to obtain the current yield figure.

   . We carry the current yield figure to the nearest one-hundredth of one percent.

   We do not include realized capital gains or losses and unrealized appreciation or depreciation of the Option's division in the calculation. The ARC I Money Market I Fund Investment Option's historical yield for the seven day period ended December 31, 2008 was 0.61%.

   We determine the ARC I Money Market I Fund Investment Option's effective yield by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is: (base period return +1) raised to the power of (365/7) - 1. The ARC I Money Market I Fund Investment Option's historical effective yield for the seven day period ended December 31, 2008 was 0.61%. Yield and effective yield do not reflect the deduction of any Separate Account or Contract charges.

   The yield and effective yield calculations above do not reflect the Daily charge (mortality and expense risk charge) or any other charges and deductions of the Separate Account or of the Contracts. If these charges had been reflected, then the yield and effective yield calculations would have been lower than what is currently shown.

                              CONTRACT PROVISIONS

VARIABLE INCOME PAYMENTS

   A variable annuity is an annuity whose payments are not predetermined as to dollar amount and will vary in amount with the net investment results of the applicable divisions. When you pay your single premium payment, we calculate the number of Annuity Income Units associated with each Income Payment determined by our currently used rate factor and the Annuity Income Unit Values.

ANNUITY INCOME UNIT VALUE

   The value of an Annuity Income Unit for each division was arbitrarily set initially at $100 for the Contracts. This was done when the first underlying Fund shares were purchased for the Contracts. The Annuity Income Unit Value at the end of any subsequent Valuation Period is determined by multiplying the division's Annuity Income Unit Value for the immediately preceding Valuation Period by the quotient of (a) and (b) where:

   (a) is the net investment factor (described below) for the Valuation Period for which the Annuity Income Unit Value is being determined; and

   (b) is the Assumed Investment Return for such Valuation Period.

   The Assumed Investment Return adjusts for the rate of return assumed in determining the first variable Income Payment. Such factor for any Valuation Period shall be the accumulated value, at the end of such period, of $1.00 deposited at the beginning of such period at the Assumed Investment Return rate.

NET INVESTMENT FACTOR

   The net investment factor is used to determine how investment results of a Fund and Contract fees and charges affect the Annuity Income Unit Value of the division from one Valuation Period to the next. The net investment factor for each division for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

   (a) is equal to:

         (i) the net asset value per share of the underlying Fund held in the division determined at the end of that Valuation Period, plus

        (ii) the per share amount of any dividend or capital gain distribution made by the underlying Fund held in the division if the "ex-dividend" date occurs during that same Valuation Period, plus or minus

       (iii) a per share charge or credit, which we determine, for changes in tax reserves resulting from investment operations of the division.

   (b) is equal to:

         (i) the net asset value per share of the underlying Fund held in the division determined as of the end of the prior Valuation Period, plus or minus

        (ii) the per share charge or credit for any change in tax reserves for the prior Valuation Period.

   (c) is equal to the mortality and expense risk charge rate and administrative charge rate for the Valuation Period.

   The net investment factor may be greater or less than the Assumed Investment Return. Therefore, the Annuity Income Unit Value may increase or decrease from Valuation Period to Valuation Period.

MISSTATEMENT OF AGE OR GENDER

   We will require proof of the age and gender of the Annuitant before making any Income Payment provided for by the Contract. If the age or gender of the Annuitant has been misstated, we will compute the amount payable based on the correct age and gender. If Income Payments have begun, any underpayment that may have been made will be paid in full with the next Income Payments, including interest at the annual rate of 3%. Any overpayments, including interest at the annual rate of 3% will be deducted from future annuity payments until we are repaid in full.

EVIDENCE OF SURVIVAL

   If a Contract provision requires that a person be alive, we may require due proof that the person is alive before we act under that provision.

                  ADDITIONAL INFORMATION ABOUT THE CONTRACTS

   THE PURPOSE OF THIS SECTION IS TO PROVIDE YOU WITH INFORMATION TO HELP CLARIFY CERTAIN DISCUSSION FOUND IN THE RELATED PROSPECTUS. MANY TOPICS, SUCH AS POLICY SALES LOADS AND INCREASES IN YOUR POLICY'S DEATH BENEFIT, HAVE BEEN FULLY DESCRIBED IN THE RELATED PROSPECTUS. FOR ANY TOPICS THAT WE DO NOT DISCUSS IN THIS SAI, PLEASE SEE THE RELATED PROSPECTUS.

   Gender neutral policies. Congress and the legislatures of various states have from time to time considered legislation that would require insurance rates to be the same for males and females of the same age. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of life insurance policies in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of gender. In general, we do not offer Contracts for sale in situations which, under current law, require gender-neutral premiums or benefits. However, we reserve the right to offer the Contracts on both a gender-neutral and a sex-distinct basis subject to state and other regulatory approval.

   Special purchase plans. Special purchase plans provide for variations in, or elimination of, certain Policy charges, and would be available to a defined group of individuals. We currently do not provide for or support any special purchase plans.

   Underwriting procedures and cost of insurance charges. Cost of insurance charges for the Policies will not be the same for all Policy owners. The chief reason is that the principle of pooling and distribution of mortality risks is based upon the assumption that each Policy owner pays a cost of insurance charge related to the insured's mortality risk which is actuarially determined based upon factors such as age, sex and risk class of the insured and the face amount size band of the Policy. In the context of life insurance, a uniform mortality charge (the "cost of insurance charge") for all insureds would discriminate unfairly in favor of those insureds representing greater mortality risks to the disadvantage of those representing lesser risks. Accordingly, although there will be a uniform "public offering price" for all Policy owners, because premiums are flexible and amounts allocated to the Separate Account will be subject to some charges that are the same for all owners, there will be a different "price" for each actuarial category of Policy owners because different cost of insurance rates will apply. The "price" will also vary based on net amount at risk. The Policies will be offered and sold pursuant to this cost of insurance schedule and our underwriting standards and in accordance with state insurance laws. Such laws prohibit unfair discrimination among insureds, but recognize that premiums must be based upon factors such as age, sex, health and occupation. A table showing the maximum cost of insurance charges will be delivered as part of the Policy.

   Our underwriting procedures are designed to treat applicants for Policies in a uniform manner. Collection of required medical information is conducted in a confidential manner. We maintain underwriting standards designed to avoid unfair or inconsistent decisions about which underwriting class should apply to a particular proposed insured person. In some group or employment- related situations, we may offer what we call simplified or guaranteed issue underwriting classes. These underwriting classes provide for brief or no medical underwriting. Our offer to insure a person under either class results in cost of insurance charges that are the same for each insured person.

   Certain Arrangements. Most of the advisers or administrators of the Funds make certain payments to us for certain administrative, Contract, and Contract owner support expenses. These amounts will be reasonable for the services performed and are not designed to result in a profit. Currently, these payments range from 0.15% to 0.35% of the market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter. Except for the PIMCO Variable Insurance Trust, these amounts will not be paid by the Funds or Policy owners.

   Our General Account. Our general account assets are all of our assets that we do not hold in legally segregated separate accounts. Our general account supports our obligations to you under your Contract's Fixed Account. Unlike the Separate Account, the assets in the general account may be used to pay any liabilities of AGL in addition to those arising from the Contracts. Because of applicable exemptions, no interest in this option has been registered under the Securities Act of 1933, as amended. Neither our general account nor our Fixed Account is an investment company under the Investment Company Act of 1940. We have been advised that the staff of the SEC have not reviewed the disclosures that are included in the Contract prospectus for your information about our general account or our Fixed Account. Those disclosures, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

                              MATERIAL CONFLICTS

   We are required to track events to identify any material conflicts from using underlying Funds for both variable universal life and variable annuity separate accounts. The boards of the Funds, AGL, and other insurance companies participating in the Funds have this same duty. There may be a material conflict if:

   .   state insurance law or federal income tax law changes;

   .   investment management of an underlying Fund changes; or

   . voting instructions given by owners of variable universal life insurance contracts and variable annuity contracts differ.

   The investment portfolios may sell shares to certain qualified pension and retirement plans qualifying under Code Section 401. These include cash or deferred arrangements under Code Section 401(k). One or more of the investment portfolios may sell its shares to other investment portfolios. Therefore, there is a possibility that a material conflict may arise between the interests of owners in general, or certain classes of owners, and these retirement plans or participants in these retirement plans.

   If there is a material conflict, we have the duty to determine appropriate action, including removing the underlying Funds involved from investment by our variable investment options. We may take other action to protect Contract Owners. This could mean delays or interruptions of the variable operations.

   When state insurance regulatory authorities require us, we may ignore instructions relating to changes in an underlying Fund's adviser or its investment policies. If we do ignore voting instructions, we give you a summary of our actions in the next semi-annual report to Contract Owners.

   Under the Investment Company Act of 1940, we must get your approval for certain actions involving our Separate Account. In this case, you have one vote for every $100 of value you have in the variable investment options. We cast votes credited to amounts in the variable investment options not credited to Contracts in the same proportion as votes cast by Contract Owners.

                             FINANCIAL STATEMENTS

   PricewaterhouseCoopers LLP ("PwC"), located at 1201 Louisiana Street, Suite 2900, Houston, Texas 77002, is the independent registered public accounting firm for the Separate Account AGL. American International Group, Inc. uses PwC as its corporate-wide auditing firm.

SEPARATE ACCOUNT FINANCIAL STATEMENTS

   The statement of net assets as of December 31, 2008 and the related statement of operations for the period then ended and the statement of changes in net assets for each of the two years in the period then ended December 31, 2008 of the Separate Account, included in this Statement of Additional Information, have been so included in reliance on the report of PwC, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

   As of the date of this SAI, none of the assets of the Separate Account were attributable to the Contracts.

AGL CONSOLIDATED FINANCIAL STATEMENTS

   The consolidated balance sheets of AGL as of December 31, 2008 and 2007 and the related consolidated statements of income (loss), shareholder's equity, comprehensive income (loss) and cash flows for each of the three years in the period ended December 31, 2008, included in this Statement of Additional Information, have been so included in reliance on the report of PwC, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                         INDEX TO FINANCIAL STATEMENTS

   You should consider the financial statements of AGL that we include in this SAI primarily as bearing on the ability of AGL to meet its obligations under the Contracts.

I.  Separate Account D Financial Statements

Report of Independent Registered Public Accounting Firm
Statement of Net Assets as of December 31, 2008
Statement of Operations for the period ended December 31, 2008
Statement of Changes in Net Assets for the years ended December 31, 2008 and 2007, except as indicated
Notes to Financial Statements

II. AGL Consolidated Financial Statements

Report of Independent Registered Public Accounting Firm
Consolidated Balance Sheets as of December 31, 2008 and 2007
Consolidated Statement of Income (Loss) for the years ended December 31, 2008, 2007 and 2006
Consolidated Statement of Shareholder's Equity for the years ended December 31, 2008, 2007 and 2006
Consolidated Statement of Comprehensive Income (Loss) for the years ended December 31, 2008, 2007 and 2006
Consolidated Statement of Cash Flows for the years ended December 31, 2008, 2007 and 2006
Notes to Consolidated Financial Statements

[LOGO] American General Life Companies

                                                               Variable Annuity
                                                             Separate Account D

                                                                           2008

                                                                  Annual Report

                                                              December 31, 2008

                                        American General Life Insurance Company

[LOGO] PRICEWATERHOUSECOOPERS LLP

                                                     PRICEWATERHOUSECOOPERS LLP
                                                     1201 LOUISIANA
                                                     SUITE 2900
                                                     HOUSTON TX 77002-5678
                                                     TELEPHONE (713) 356 4000
                                                     FACSIMILE (713) 356 4717

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of American General Life Insurance Company and Contract Owners of American General Life Insurance Company Separate Account D:

In our opinion, the accompanying statement of net assets, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Divisions listed in Note A of American General Life Insurance Company Separate Account D (the "Separate Account") at December 31, 2008, the results of each of their operations for the period then ended and the changes in each of their net assets for each of the two periods then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of fund shares owned at December 31, 2008 by correspondence with the investment companies, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

April 29, 2009

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF NET ASSETS
DECEMBER 31, 2008

                                                         Due from (to)                                     NET ASSETS
                                                           American                Contract   Contract   ATTRIBUTABLE TO
                                           Investment    General Life              owners -   owners -      CONTRACT
                                         securities - at   Insurance               annuity  accumulation      OWNER
Divisions                                  fair value       Company    NET ASSETS  reserves   reserves      RESERVES
---------------------------------------- --------------- ------------- ----------- -------- ------------ ---------------
AIG Retirement Company I Blue Chip
  Growth Fund                              $    77,456        $--      $    77,456   $ --   $    77,456    $    77,456
AIG Retirement Company I Core Value Fund        34,092         (1)          34,091     --        34,091         34,091
AIG Retirement Company I Health
  Sciences Fund                                 68,204         --           68,204     --        68,204         68,204
AIG Retirement Company I International
  Equities Fund                                274,756         (1)         274,755     --       274,755        274,755
AIG Retirement Company I Mid Cap Index
  Fund                                       1,220,138         --        1,220,138     --     1,220,138      1,220,138
AIG Retirement Company I Money Market I
  Fund                                       6,872,828         --        6,872,828     --     6,872,828      6,872,828
AIG Retirement Company I Nasdaq-100
  Index Fund                                   112,548         --          112,548     --       112,548        112,548
AIG Retirement Company I Science &
  Technology Fund                               88,255         --           88,255     --        88,255         88,255
AIG Retirement Company I Small Cap
  Index Fund                                   237,927         --          237,927     --       237,927        237,927
AIG Retirement Company I Social
  Awareness Fund                                 1,984         (1)           1,983     --         1,983          1,983
AIG Retirement Company I Stock Index
  Fund                                       1,578,186         --        1,578,186     --     1,578,186      1,578,186
AIM V.I. Core Equity Fund - Series I         1,307,043         --        1,307,043     --     1,307,043      1,307,043
AIM V.I. International Growth Fund -
  Series I                                     516,881         (1)         516,880     --       516,880        516,880
American Century VP Value Fund - Class I       513,981         --          513,981     --       513,981        513,981
Credit Suisse Small Cap Core I Portfolio       103,356         --          103,356     --       103,356        103,356
Dreyfus IP MidCap Stock Portfolio -
  Initial Shares                               178,879         --          178,879     --       178,879        178,879
The Dreyfus Socially Responsible Growth
  Fund, Inc. - Initial Shares                  438,602         (1)         438,601     --       438,601        438,601
Dreyfus VIF Developing Leaders
  Portfolio - Initial Shares                   560,561         --          560,561     --       560,561        560,561
Dreyfus VIF Quality Bond Portfolio -
  Initial Shares                             1,493,737         --        1,493,737     --     1,493,737      1,493,737
Evergreen VA High Income Fund - Class 1      4,427,678         --        4,427,678     --     4,427,678      4,427,678
Fidelity VIP Asset Manager Portfolio -
  Initial Class                                104,886         --          104,886     --       104,886        104,886
Fidelity VIP Asset Manager Portfolio -
  Service Class 2                              167,617         --          167,617     --       167,617        167,617
Fidelity VIP Contrafund Portfolio -
  Service Class 2                              719,632         --          719,632     --       719,632        719,632
Fidelity VIP Equity-Income Portfolio -
  Service Class 2                              630,934         --          630,934     --       630,934        630,934
Fidelity VIP Growth Portfolio - Service
  Class 2                                      396,830         --          396,830     --       396,830        396,830
Fidelity VIP Index 500 Portfolio -
  Initial Class                                 28,899         --           28,899     --        28,899         28,899
Fidelity VIP Overseas Portfolio -
  Initial Class                                 23,990         --           23,990     --        23,990         23,990
Franklin Templeton Templeton Foreign
  Securities Fund - Class 2                    269,398         --          269,398     --       269,398        269,398
Franklin Templeton Templeton Global
  Asset Allocation Fund - Class 2              309,489         --          309,489     --       309,489        309,489
Goldman Sachs VIT Capital Growth Fund -
  Institutional Shares                          32,327         (1)          32,326     --        32,326         32,326
Janus Aspen International Growth
  Portfolio - Service Shares                   206,303         --          206,303     --       206,303        206,303
Janus Aspen Mid Cap Growth Portfolio -
  Service Shares                               210,872          1          210,873     --       210,873        210,873
Janus Aspen Worldwide Growth Portfolio
  - Service Shares                              90,899         (1)          90,898     --        90,898         90,898
JPMorgan Small Company Portfolio               117,599         --          117,599     --       117,599        117,599
MFS VIT Core Equity Series - Initial
  Class                                        249,126         --          249,126     --       249,126        249,126
MFS VIT Growth Series - Initial Class          843,339         --          843,339     --       843,339        843,339
MFS VIT New Discovery Series - Initial
  Class                                        105,010         --          105,010     --       105,010        105,010
MFS VIT Research Series - Initial Class        137,185         --          137,185     --       137,185        137,185
Neuberger Berman AMT Balanced Portfolio
  - Class I                                      6,521         --            6,521     --         6,521          6,521
Neuberger Berman AMT Mid-Cap Growth
  Portfolio - Class I                          146,617         --          146,617     --       146,617        146,617
PIMCO VIT Real Return Portfolio -
  Administrative Class                         892,325         --          892,325     --       892,325        892,325
PIMCO VIT Short-Term Portfolio -
  Administrative Class                         289,625         (1)         289,624     --       289,624        289,624
PIMCO VIT Total Return Portfolio -
  Administrative Class                         984,514         --          984,514     --       984,514        984,514
Pioneer Fund VCT Portfolio - Class I           248,211         (1)         248,210     --       248,210        248,210
Pioneer Growth Opportunities VCT
  Portfolio - Class I                          398,100          1          398,101     --       398,101        398,101
Principal Diversified International
  Account                                    3,094,348         --        3,094,348    368     3,093,980      3,094,348
Principal Equity Income Account I            6,155,459         --        6,155,459     --     6,155,459      6,155,459
Principal Growth Account                    11,284,500         --       11,284,500    397    11,284,103     11,284,500
Principal Income Account                     7,001,344         --        7,001,344    579     7,000,765      7,001,344
Principal LargeCap Blend Account             8,718,464         --        8,718,464     --     8,718,464      8,718,464

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF NET ASSETS - CONTINUED
DECEMBER 31, 2008

                                                         Due from (to)
                                                           American                Contract   Contract     NET ASSETS
                                           Investment    General Life              owners -   owners -   ATTRIBUTABLE TO
                                         securities - at   Insurance               annuity  accumulation CONTRACT OWNER
Divisions                                  fair value       Company    NET ASSETS  reserves   reserves      RESERVES
---------------------------------------- --------------- ------------- ----------- -------- ------------ ---------------
Principal MidCap Stock Account             $ 1,354,879      $    1     $ 1,354,880 $     -- $ 1,354,880    $ 1,354,880
Principal Money Market Account               6,076,634       2,651       6,079,285       --   6,079,285      6,079,285
Principal Mortgage Securities Account        6,363,593          --       6,363,593      721   6,362,872      6,363,593
Principal SAM Balanced Portfolio            57,409,165          --      57,409,165   42,475  57,366,690     57,409,165
Principal SAM Conservative Balanced
  Portfolio                                  3,199,113          --       3,199,113       --   3,199,113      3,199,113
Principal SAM Conservative Growth
  Portfolio                                 39,015,361          --      39,015,361       --  39,015,361     39,015,361
Principal SAM Flexible Income Portfolio     10,047,634          (1)     10,047,633       --  10,047,633     10,047,633
Principal SAM Strategic Growth Portfolio    12,071,632          --      12,071,632       --  12,071,632     12,071,632
Principal Short-Term Income Account          2,751,685          --       2,751,685       --   2,751,685      2,751,685
Principal SmallCap Growth Account            2,967,640           1       2,967,641      242   2,967,399      2,967,641
Principal West Coast Equity Account          5,236,736          (1)      5,236,735       --   5,236,735      5,236,735
Putnam VT Growth and Income Fund -
  Class IB                                     566,375          --         566,375       --     566,375        566,375
Putnam VT International Growth and
  Income Fund - Class IB                       191,473          --         191,473       --     191,473        191,473
Royce Small-Cap Portfolio                    1,247,290          --       1,247,290       --   1,247,290      1,247,290
UIF Capital Growth Portfolio - Class I
  Shares                                     2,201,009           1       2,201,010       --   2,201,010      2,201,010
UIF Core Plus Fixed Income Portfolio -
  Class I Shares                             1,101,802          (1)      1,101,801       --   1,101,801      1,101,801
UIF Emerging Markets Equity Portfolio -
  Class I Shares                               906,099          --         906,099       --     906,099        906,099
UIF Global Value Equity Portfolio -
  Class I Shares                             1,816,817          --       1,816,817       --   1,816,817      1,816,817
UIF High Yield Portfolio - Class I
  Shares                                     1,284,056          --       1,284,056       --   1,284,056      1,284,056
UIF International Magnum Portfolio -
  Class I Shares                             1,179,182          --       1,179,182       --   1,179,182      1,179,182
UIF U.S. Mid Cap Value Portfolio -
  Class I Shares                             4,212,539          --       4,212,539       --   4,212,539      4,212,539
UIF U.S. Real Estate Portfolio - Class
  I Shares                                   1,137,301          (1)      1,137,300       --   1,137,300      1,137,300
UIF Value Portfolio - Class I Shares         2,793,414          --       2,793,414       --   2,793,414      2,793,414
Van Kampen Comstock Fund                     2,743,917          --       2,743,917   26,954   2,716,963      2,743,917
Van Kampen Corporate Bond Fund                 106,739          --         106,739       --     106,739        106,739
Van Kampen High Yield Fund                   2,769,969           1       2,769,970       --   2,769,970      2,769,970
Van Kampen LIT Capital Growth Portfolio
  - Class I                                  3,625,498          (1)      3,625,497  307,638   3,317,859      3,625,497
Van Kampen LIT Enterprise Portfolio -
  Class I                                    6,004,551          (1)      6,004,550       --   6,004,550      6,004,550
Van Kampen LIT Government Portfolio -
  Class I                                    4,051,619          (1)      4,051,618   22,768   4,028,850      4,051,618
Van Kampen LIT Growth and Income
  Portfolio - Class I                       14,304,213          (1)     14,304,212       --  14,304,212     14,304,212
Van Kampen LIT Money Market Portfolio -
  Class I                                    3,269,200           1       3,269,201   14,634   3,254,567      3,269,201
Van Kampen Reserve Fund                        236,472          --         236,472   16,006     220,466        236,472
WM VT Growth & Income Fund                          --          --              --       --          --             --
WM VT Growth Fund                                   --          --              --       --          --             --
WM VT International Growth Fund                     --          --              --       --          --             --
WM VT Money Market Fund                             --          --              --       --          --             --
WM VT Small Cap Growth Fund                         --          --              --       --          --             --

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008

                                        A           B          A+B=C         D             E             F           C+D+E+F
                                              Mortality and                 Net                    Net change in     INCREASE
                                    Dividends  expense risk     NET      realized    Capital gain    unrealized   (DECREASE) IN
                                      from         and       INVESTMENT gain (loss)  distributions  appreciation    NET ASSETS
                                     mutual   administrative   INCOME       on        from mutual  (depreciation) RESULTING FROM
Divisions                             funds      charges       (LOSS)   investments      funds     of investments   OPERATIONS
----------------------------------- --------- -------------- ---------- -----------  ------------- -------------- --------------
AIG Retirement Company I Blue Chip
  Growth Fund                       $    147    $    (445)   $    (298) $        10   $       72    $    (58,523)  $    (58,739)
AIG Retirement Company I Core
  Value Fund                           1,150         (178)         972          (19)       2,187         (21,892)       (18,752)
AIG Retirement Company I Health
  Sciences Fund                           --         (338)        (338)         (16)       7,693         (36,378)       (29,039)
AIG Retirement Company I
  International Equities Fund         12,631       (4,654)       7,977       (9,824)      43,018        (282,839)      (241,668)
AIG Retirement Company I Mid Cap
  Index Fund                          22,677      (28,093)      (5,416)     175,077      160,760      (1,240,453)      (910,032)
AIG Retirement Company I Money
  Market I Fund                      170,967      (49,929)     121,038           --           --              --        121,038
AIG Retirement Company I
  Nasdaq-100 Index Fund                  398       (2,667)      (2,269)         640        1,841        (112,840)      (112,628)
AIG Retirement Company I Science &
  Technology Fund                         --       (2,264)      (2,264)      22,874           --        (120,783)      (100,173)
AIG Retirement Company I Small Cap
  Index Fund                           5,381       (5,108)         273      (24,652)      22,405        (148,199)      (150,173)
AIG Retirement Company I Social
  Awareness Fund                          64          (43)          21          (23)         227          (1,600)        (1,375)
AIG Retirement Company I Stock
  Index Fund                          49,417      (32,208)      17,209       89,060      222,673      (1,510,059)    (1,181,117)
AIM V.I. Core Equity Fund - Series
  I                                   38,078      (28,900)       9,178       52,007           --        (756,784)      (695,599)
AIM V.I. International Growth Fund
  - Series I                           4,042      (12,241)      (8,199)     222,883        9,775        (664,064)      (439,605)
American Century VP Value Fund -
  Class I                             25,905      (11,639)      14,266     (220,684)     137,529        (193,256)      (262,145)
Credit Suisse Small Cap Core I
  Portfolio                              119       (2,103)      (1,984)      (3,424)          --         (59,657)       (65,065)
Dreyfus IP MidCap Stock Portfolio
  - Initial Shares                     3,235       (4,470)      (1,235)     (88,006)      52,386        (112,938)      (149,793)
The Dreyfus Socially Responsible
  Growth Fund, Inc. - Initial
  Shares                               5,223       (8,767)      (3,544)     (21,284)          --        (241,294)      (266,122)
Dreyfus VIF Developing Leaders
  Portfolio - Initial Shares           9,718      (13,071)      (3,353)    (149,464)      58,227        (317,928)      (412,518)
Dreyfus VIF Quality Bond Portfolio
  - Initial Shares                    98,036      (26,630)      71,406      (96,957)          --         (76,352)      (101,903)
Evergreen VA High Income Fund -
  Class 1                            584,005      (21,971)     562,034       (4,782)          --      (2,112,320)    (1,555,068)
Fidelity VIP Asset Manager
  Portfolio - Initial Class            3,634       (2,084)       1,550         (131)      13,606         (59,621)       (44,596)
Fidelity VIP Asset Manager
  Portfolio - Service Class 2          5,311       (3,643)       1,668        2,654       32,448        (120,427)       (83,657)
Fidelity VIP Contrafund Portfolio
  - Service Class 2                    8,621      (19,177)     (10,556)    (139,480)      55,598        (639,805)      (734,243)
Fidelity VIP Equity-Income
  Portfolio - Service Class 2         21,600      (17,314)       4,286      (43,675)       1,735        (582,411)      (620,065)
Fidelity VIP Growth Portfolio -
  Service Class 2                      3,630      (13,002)      (9,372)     104,553           --        (669,881)      (574,700)
Fidelity VIP Index 500 Portfolio -
  Initial Class                          868         (609)         259          107          427         (18,579)       (17,786)
Fidelity VIP Overseas Portfolio -
  Initial Class                          936         (543)         393           63        4,304         (24,299)       (19,539)
Franklin Templeton Templeton
  Foreign Securities Fund - Class 2   11,355       (6,519)       4,836       75,162       46,472        (359,396)      (232,926)
Franklin Templeton Templeton
  Global Asset Allocation Fund -
  Class 2                             54,044       (6,956)      47,088     (235,066)      67,609         (17,921)      (138,290)
Goldman Sachs VIT Capital Growth
  Fund - Institutional Shares             61         (724)        (663)       2,588           --         (29,984)       (28,059)
Janus Aspen International Growth
  Portfolio - Service Shares          10,513       (5,688)       4,825       95,181       56,350        (414,908)      (258,552)
Janus Aspen Mid Cap Growth
  Portfolio - Service Shares             210       (4,903)      (4,693)      63,829       20,562        (259,999)      (180,301)
Janus Aspen Worldwide Growth
  Portfolio - Service Shares           1,479       (2,328)        (849)       7,835           --        (101,857)       (94,871)
JPMorgan Small Company Portfolio         318       (2,283)      (1,965)     (10,079)      17,912         (69,025)       (63,157)
MFS VIT Core Equity Series -
  Initial Class                        3,938       (6,426)      (2,488)      66,158           --        (276,433)      (212,763)
MFS VIT Growth Series - Initial
  Class                                3,663      (20,455)     (16,792)     144,983           --        (768,036)      (639,845)
MFS VIT New Discovery Series -
  Initial Class                           --       (2,752)      (2,752)      16,778       43,672        (147,032)       (89,334)
MFS VIT Research Series - Initial
  Class                                1,613       (3,644)      (2,031)      87,775           --        (190,018)      (104,274)
Neuberger Berman AMT Balanced
  Portfolio - Class I                    345         (141)         204           21           --          (4,590)        (4,365)
Neuberger Berman AMT Mid-Cap
  Growth Portfolio - Class I              --       (3,667)      (3,667)      27,909           --        (170,451)      (146,209)
PIMCO VIT Real Return Portfolio -
  Administrative Class                41,593      (15,829)      25,764      (14,302)       1,396         (96,804)       (83,946)
PIMCO VIT Short-Term Portfolio -
  Administrative Class                13,260       (4,855)       8,405       (3,081)          --         (10,167)        (4,843)
PIMCO VIT Total Return Portfolio -
  Administrative Class                62,448      (18,764)      43,684       31,725       18,638         (29,701)        64,346
Pioneer Fund VCT Portfolio - Class
  I                                    7,667       (6,060)       1,607       21,857       17,944        (212,146)      (170,738)
Pioneer Growth Opportunities VCT
  Portfolio - Class I                     --       (9,065)      (9,065)     (97,872)      61,105        (245,176)      (291,008)
Principal Diversified
  International Account               98,958      (78,959)      19,999     (737,110)   1,305,692      (3,877,279)    (3,288,698)
Principal Equity Income Account I    336,360     (180,860)     155,500      373,723    1,005,463      (6,680,482)    (5,145,796)
Principal Growth Account             105,911     (285,790)    (179,879)     (77,931)          --     (10,359,272)   (10,617,082)
Principal Income Account             797,709     (142,341)     655,368     (388,005)      14,596        (781,970)      (500,011)
Principal LargeCap Blend Account     232,825     (224,757)       8,068   (5,141,255)   7,240,784      (8,653,288)    (6,545,691)

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF OPERATIONS - CONTINUED
FOR THE YEAR ENDED DECEMBER 31, 2008

                                    A            B          A+B=C          D             E             F           C+D+E+F
                                           Mortality and                  Net                    Net change in     INCREASE
                                Dividends   expense risk     NET       realized    Capital gain    unrealized   (DECREASE) IN
                                  from          and       INVESTMENT  gain (loss)  distributions  appreciation    NET ASSETS
                                 mutual    administrative   INCOME        on        from mutual  (depreciation) RESULTING FROM
Divisions                         funds       charges       (LOSS)    investments      funds     of investments   OPERATIONS
------------------------------- ---------- -------------- ----------  -----------  ------------- -------------- --------------
Principal MidCap Stock
  Account                       $   44,566  $   (36,974)  $    7,592  $  (730,892)  $   699,494   $   (817,738)  $   (841,544)
Principal Money Market
  Account                          180,232      (98,832)      81,400           --            --             --         81,400
Principal Mortgage Securities
  Account                          560,990     (120,353)     440,637     (153,846)           --        (20,318)       266,473
Principal SAM Balanced
  Portfolio                      4,292,605   (1,414,866)   2,877,739    6,978,049    13,336,719    (52,254,258)   (29,061,751)
Principal SAM Conservative
  Balanced Portfolio               207,537      (72,673)     134,864      (19,592)      370,961     (1,608,081)    (1,121,848)
Principal SAM Conservative
  Growth Portfolio               2,744,873     (962,803)   1,782,070    4,221,232     7,297,607    (39,376,285)   (26,075,376)
Principal SAM Flexible
  Income Portfolio               1,260,133     (246,254)   1,013,879     (316,980)    1,678,207     (4,915,076)    (2,539,970)
Principal SAM Strategic
  Growth Portfolio                 872,850     (314,512)     558,338      752,405     3,796,371    (14,930,936)    (9,823,822)
Principal Short-Term Income
  Account                          112,214      (49,004)      63,210      (35,277)           --        (70,467)       (42,534)
Principal SmallCap Growth
  Account                               --      (68,405)     (68,405)    (258,872)           --     (2,128,574)    (2,455,851)
Principal West Coast Equity
  Account                          121,417     (142,449)     (21,032)   1,713,400     1,109,102     (6,565,372)    (3,763,902)
Putnam VT Growth and
  Income Fund - Class IB            22,867      (13,114)       9,753      (65,410)      196,618       (602,737)      (461,776)
Putnam VT International
  Growth and Income Fund -
  Class IB                           6,591       (4,756)       1,835      (13,083)       73,042       (268,914)      (207,120)
Royce Small-Cap Portfolio           10,131       (6,518)       3,613        4,092       130,245       (616,062)      (478,112)
UIF Capital Growth Portfolio -
  Class I Shares                     8,683      (60,286)     (51,603)    (300,742)           --     (2,243,935)    (2,596,280)
UIF Core Plus Fixed Income
  Portfolio - Class I Shares        71,315      (22,136)      49,179      (78,387)           --       (178,739)      (207,947)
UIF Emerging Markets Equity
  Portfolio - Class I Shares            --      (26,991)     (26,991)     269,223       595,617     (2,290,183)    (1,452,334)
UIF Global Value Equity
  Portfolio - Class I Shares        76,451      (40,477)      35,974     (152,910)      864,032     (2,185,969)    (1,438,873)
UIF High Yield Portfolio -
  Class I Shares                   172,542      (25,707)     146,835      (74,284)           --       (498,506)      (425,955)
UIF International Magnum
  Portfolio - Class I Shares        65,886      (28,341)      37,545     (105,064)      257,397     (1,302,363)    (1,112,485)
UIF U.S. Mid Cap Value
  Portfolio - Class I Shares        53,595      (87,827)     (34,232)    (405,522)    1,955,665     (4,641,225)    (3,125,314)
UIF U.S. Real Estate Portfolio
  - Class I Shares                  71,615      (28,738)      42,877       18,874       785,431     (1,617,124)      (769,942)
UIF Value Portfolio - Class I
  Shares                           158,195      (64,540)      93,655     (445,927)      796,763     (2,357,701)    (1,913,210)
Van Kampen Comstock Fund            86,569      (30,720)      55,849      (37,213)       44,578     (1,771,922)    (1,708,708)
Van Kampen Corporate Bond
  Fund                               7,203       (1,028)       6,175       (4,035)           --        (15,899)       (13,759)
Van Kampen High Yield Fund         298,626      (27,313)     271,313     (371,304)           --       (820,668)      (920,659)
Van Kampen LIT Capital
  Growth Portfolio - Class I        35,119      (91,067)     (55,948)  (1,281,227)           --     (2,583,642)    (3,920,817)
Van Kampen LIT Enterprise
  Portfolio - Class I              101,892     (124,062)     (22,170)    (976,364)           --     (4,021,864)    (5,020,398)
Van Kampen LIT Government
  Portfolio - Class I              229,914      (61,497)     168,417     (106,945)           --        (68,992)        (7,520)
Van Kampen LIT Growth and
  Income Portfolio - Class I       489,802     (300,874)     188,928      424,405       822,168     (9,571,158)    (8,135,657)
Van Kampen LIT Money
  Market Portfolio - Class I        71,319      (44,324)      26,995           --            --             --         26,995
Van Kampen Reserve Fund              4,325       (1,788)       2,537           --            --             --          2,537
WM VT Growth & Income
  Fund                                  --           --           --           --            --             --             --
WM VT Growth Fund                       --           --           --           --            --             --             --
WM VT International Growth
  Fund                                  --           --           --           --            --             --             --
WM VT Money Market Fund                 --           --           --           --            --             --             --
WM VT Small Cap Growth
  Fund                                  --           --           --           --            --             --             --

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                           Divisions
                                                                  -----------------------------------------------------------
                                                                  AIG Retirement                AIG Retirement  AIG Retirement
                                                                  Company I Blue AIG Retirement    Company I      Company I
                                                                   Chip Growth   Company I Core Health Sciences International
                                                                       Fund        Value Fund        Fund       Equities Fund
                                                                  -------------- -------------- --------------- --------------
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
  Net investment income (loss)                                       $   (298)      $    972       $   (338)      $   7,977
  Net realized gain (loss) on investments                                  10            (19)           (16)         (9,824)
  Capital gain distributions from mutual funds                             72          2,187          7,693          43,018
  Net change in unrealized appreciation (depreciation) of
   investments                                                        (58,523)       (21,892)       (36,378)       (282,839)
                                                                     --------       --------       --------       ---------
Increase (decrease) in net assets resulting from operations           (58,739)       (18,752)       (29,039)       (241,668)
                                                                     --------       --------       --------       ---------
PRINCIPAL TRANSACTIONS:
  Net contract purchase payments                                           --             --             --              --
  Net transfers from (to) other Divisions or fixed rate option              4             --              1          21,141
  Mortality reserve transfers                                              --             --             --              --
  Contract withdrawals                                                     --             --             --        (105,085)
  Death benefits                                                           --             --             --              --
  Annuity benefits                                                         --             --             --              --
                                                                     --------       --------       --------       ---------
Increase (decrease) in net assets resulting from principal
  transactions                                                              4             --              1         (83,944)
                                                                     --------       --------       --------       ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                               (58,735)       (18,752)       (29,038)       (325,612)
NET ASSETS:
  Beginning of year                                                   136,191         52,843         97,242         600,367
                                                                     --------       --------       --------       ---------
  End of year                                                        $ 77,456       $ 34,091       $ 68,204       $ 274,755
                                                                     ========       ========       ========       =========
FOR THE YEAR ENDED DECEMBER 31, 2007
OPERATIONS:
  Net investment income (loss)                                       $   (182)      $    738       $   (303)      $   5,231
  Net realized gain (loss) on investments                               3,545          1,741             35         138,150
  Capital gain distributions from mutual funds                            490          1,817          8,220          11,762
  Net change in unrealized appreciation (depreciation) of
   investments                                                          9,706         (4,617)         4,567         (98,802)
                                                                     --------       --------       --------       ---------
Increase (decrease) in net assets resulting from operations            13,559           (321)        12,519          56,341
                                                                     --------       --------       --------       ---------
PRINCIPAL TRANSACTIONS:
  Net contract purchase payments                                           --             --             --           5,400
  Net transfers from (to) other Divisions or fixed rate option         23,340           (131)        23,871         (82,846)
  Mortality reserve transfers                                              --             --             --              --
  Contract withdrawals                                                     --             --             --        (204,174)
  Death benefits                                                           --             --             --              --
  Annuity benefits                                                         --             --             --              --
                                                                     --------       --------       --------       ---------
Increase (decrease) in net assets resulting from principal
  transactions                                                         23,340           (131)        23,871        (281,620)
                                                                     --------       --------       --------       ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                36,899           (452)        36,390        (225,279)
NET ASSETS:
  Beginning of year                                                    99,292         53,295         60,852         825,646
                                                                     --------       --------       --------       ---------
  End of year                                                        $136,191       $ 52,843       $ 97,242       $ 600,367
                                                                     ========       ========       ========       =========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                           Divisions
                                                                  -----------------------------------------------------------
                                                                                 AIG Retirement AIG Retirement AIG Retirement
                                                                  AIG Retirement   Company I      Company I       Company I
                                                                  Company I Mid  Money Market I   Nasdaq-100      Science &
                                                                  Cap Index Fund      Fund        Index Fund   Technology Fund
                                                                  -------------- -------------- -------------- ---------------
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
  Net investment income (loss)                                     $    (5,416)   $   121,038     $  (2,269)      $  (2,264)
  Net realized gain (loss) on investments                              175,077             --           640          22,874
  Capital gain distributions from mutual funds                         160,760             --         1,841              --
  Net change in unrealized appreciation (depreciation) of
   investments                                                      (1,240,453)            --      (112,840)       (120,783)
                                                                   -----------    -----------     ---------       ---------
Increase (decrease) in net assets resulting from operations           (910,032)       121,038      (112,628)       (100,173)
                                                                   -----------    -----------     ---------       ---------
PRINCIPAL TRANSACTIONS:
  Net contract purchase payments                                           780             35            --              --
  Net transfers from (to) other Divisions or fixed rate option        (117,430)       565,314       (62,987)        (49,103)
  Mortality reserve transfers                                               --             --            --              --
  Contract withdrawals                                                (832,872)    (1,310,432)      (38,076)        (27,609)
  Death benefits                                                       (58,887)       (61,298)      (24,613)        (19,215)
  Annuity benefits                                                          --             --            --              --
                                                                   -----------    -----------     ---------       ---------
Increase (decrease) in net assets resulting from principal
  transactions                                                      (1,008,409)      (806,381)     (125,676)        (95,927)
                                                                   -----------    -----------     ---------       ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                             (1,918,441)      (685,343)     (238,304)       (196,100)
NET ASSETS:
  Beginning of year                                                  3,138,579      7,558,171       350,852         284,355
                                                                   -----------    -----------     ---------       ---------
  End of year                                                      $ 1,220,138    $ 6,872,828     $ 112,548       $  88,255
                                                                   ===========    ===========     =========       =========
FOR THE YEAR ENDED DECEMBER 31, 2007
OPERATIONS:
  Net investment income (loss)                                     $   (12,365)   $   306,967     $  (4,252)      $  (3,700)
  Net realized gain (loss) on investments                              561,533             --        51,163          63,543
  Capital gain distributions from mutual funds                         207,933             --            --              --
  Net change in unrealized appreciation (depreciation) of
   investments                                                        (473,409)            --         2,455         (20,748)
                                                                   -----------    -----------     ---------       ---------
Increase (decrease) in net assets resulting from operations            283,692        306,967        49,366          39,095
                                                                   -----------    -----------     ---------       ---------
PRINCIPAL TRANSACTIONS:
  Net contract purchase payments                                         4,064          2,795            --              25
  Net transfers from (to) other Divisions or fixed rate option        (143,385)       337,214        52,003         113,797
  Mortality reserve transfers                                               --             --            --              --
  Contract withdrawals                                              (1,282,600)      (907,689)     (116,868)       (162,659)
  Death benefits                                                       (83,233)            --            --              --
  Annuity benefits                                                          --             --            --              --
                                                                   -----------    -----------     ---------       ---------
Increase (decrease) in net assets resulting from principal
  transactions                                                      (1,505,154)      (567,680)      (64,865)        (48,837)
                                                                   -----------    -----------     ---------       ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                             (1,221,462)      (260,713)      (15,499)         (9,742)
NET ASSETS:
  Beginning of year                                                  4,360,041      7,818,884       366,351         294,097
                                                                   -----------    -----------     ---------       ---------
  End of year                                                      $ 3,138,579    $ 7,558,171     $ 350,852       $ 284,355
                                                                   ===========    ===========     =========       =========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                           Divisions
                                                                  -----------------------------------------------------------
                                                                  AIG Retirement  AIG Retirement
                                                                     Company I      Company I    AIG Retirement  AIM V.I. Core
                                                                  Small Cap Index     Social     Company I Stock Equity Fund -
                                                                       Fund       Awareness Fund   Index Fund      Series I
                                                                  --------------- -------------- --------------- -------------
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
  Net investment income (loss)                                       $     273       $    21       $    17,209    $     9,178
  Net realized gain (loss) on investments                              (24,652)          (23)           89,060         52,007
  Capital gain distributions from mutual funds                          22,405           227           222,673             --
  Net change in unrealized appreciation (depreciation) of
   investments                                                        (148,199)       (1,600)       (1,510,059)      (756,784)
                                                                     ---------       -------       -----------    -----------
Increase (decrease) in net assets resulting from operations           (150,173)       (1,375)       (1,181,117)      (695,599)
                                                                     ---------       -------       -----------    -----------
PRINCIPAL TRANSACTIONS:
  Net contract purchase payments                                            --            --             4,030             45
  Net transfers from (to) other Divisions or fixed rate option          22,503             1          (198,687)       (20,729)
  Mortality reserve transfers                                               --            --                --             --
  Contract withdrawals                                                (142,148)           (2)         (746,416)      (857,703)
  Death benefits                                                            --            --           (99,538)      (120,679)
  Annuity benefits                                                          --            --                --             --
                                                                     ---------       -------       -----------    -----------
Increase (decrease) in net assets resulting from principal
  transactions                                                        (119,645)           (1)       (1,040,611)      (999,066)
                                                                     ---------       -------       -----------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                               (269,818)       (1,376)       (2,221,728)    (1,694,665)
NET ASSETS:
  Beginning of year                                                    507,745         3,359         3,799,914      3,001,708
                                                                     ---------       -------       -----------    -----------
  End of year                                                        $ 237,927       $ 1,983       $ 1,578,186    $ 1,307,043
                                                                     =========       =======       ===========    ===========
FOR THE YEAR ENDED DECEMBER 31, 2007
OPERATIONS:
  Net investment income (loss)                                       $  (3,339)      $   (12)      $     4,098    $   (18,562)
  Net realized gain (loss) on investments                               62,456            (4)          272,457        268,362
  Capital gain distributions from mutual funds                          39,298           355           187,493             --
  Net change in unrealized appreciation (depreciation) of
   investments                                                        (117,291)         (248)         (271,434)        27,181
                                                                     ---------       -------       -----------    -----------
Increase (decrease) in net assets resulting from operations            (18,876)           91           192,614        276,981
                                                                     ---------       -------       -----------    -----------
PRINCIPAL TRANSACTIONS:
  Net contract purchase payments                                            48            --             8,181          5,529
  Net transfers from (to) other Divisions or fixed rate option         (96,426)           --           (14,200)       (40,439)
  Mortality reserve transfers                                               --            --                --             --
  Contract withdrawals                                                (122,539)           (2)       (1,688,808)    (2,003,743)
  Death benefits                                                            --            --           (72,126)       (54,469)
  Annuity benefits                                                          --            --                --             --
                                                                     ---------       -------       -----------    -----------
Increase (decrease) in net assets resulting from principal
  transactions                                                        (218,917)           (2)       (1,766,953)    (2,093,122)
                                                                     ---------       -------       -----------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                               (237,793)           89        (1,574,339)    (1,816,141)
NET ASSETS:
  Beginning of year                                                    745,538         3,270         5,374,253      4,817,849
                                                                     ---------       -------       -----------    -----------
  End of year                                                        $ 507,745       $ 3,359       $ 3,799,914    $ 3,001,708
                                                                     =========       =======       ===========    ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                             Divisions
                                                                  --------------------------------------------------------------
                                                                    AIM V.I.      American                        Dreyfus IP
                                                                  International  Century VP   Credit Suisse      MidCap Stock
                                                                  Growth Fund - Value Fund - Small Cap Core I Portfolio - Initial
                                                                    Series I      Class I       Portfolio           Shares
                                                                  ------------- ------------ ---------------- -------------------
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
  Net investment income (loss)                                     $   (8,199)   $   14,266     $  (1,984)         $  (1,235)
  Net realized gain (loss) on investments                             222,883      (220,684)       (3,424)           (88,006)
  Capital gain distributions from mutual funds                          9,775       137,529            --             52,386
  Net change in unrealized appreciation (depreciation) of
   investments                                                       (664,064)     (193,256)      (59,657)          (112,938)
                                                                   ----------    ----------     ---------          ---------
Increase (decrease) in net assets resulting from operations          (439,605)     (262,145)      (65,065)          (149,793)
                                                                   ----------    ----------     ---------          ---------
PRINCIPAL TRANSACTIONS:
  Net contract purchase payments                                          105           282            --                 --
  Net transfers from (to) other Divisions or fixed rate option        (43,498)      (90,542)      (17,767)           (18,296)
  Mortality reserve transfers                                              --            --            --                 --
  Contract withdrawals                                               (312,720)     (484,310)      (49,637)          (105,236)
  Death benefits                                                      (62,097)           --            --                 --
  Annuity benefits                                                         --            --            --                 --
                                                                   ----------    ----------     ---------          ---------
Increase (decrease) in net assets resulting from principal
  transactions                                                       (418,210)     (574,570)      (67,404)          (123,532)
                                                                   ----------    ----------     ---------          ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                              (857,815)     (836,715)     (132,469)          (273,325)
NET ASSETS:
  Beginning of year                                                 1,374,695     1,350,696       235,825            452,204
                                                                   ----------    ----------     ---------          ---------
  End of year                                                      $  516,880    $  513,981     $ 103,356          $ 178,879
                                                                   ==========    ==========     =========          =========
FOR THE YEAR ENDED DECEMBER 31, 2007
OPERATIONS:
  Net investment income (loss)                                     $  (18,199)   $    7,997     $  (3,588)         $  (6,108)
  Net realized gain (loss) on investments                             534,528       183,587         7,883              3,237
  Capital gain distributions from mutual funds                             --       166,512            --             86,320
  Net change in unrealized appreciation (depreciation) of
   investments                                                       (290,047)     (431,647)       (8,019)           (70,635)
                                                                   ----------    ----------     ---------          ---------
Increase (decrease) in net assets resulting from operations           226,282       (73,551)       (3,724)            12,814
                                                                   ----------    ----------     ---------          ---------
PRINCIPAL TRANSACTIONS:
  Net contract purchase payments                                        2,594           206           743                 --
  Net transfers from (to) other Divisions or fixed rate option         75,470           128        (6,036)            (8,244)
  Mortality reserve transfers                                              --            --            --                 --
  Contract withdrawals                                               (999,280)     (845,609)      (40,623)          (266,692)
  Death benefits                                                      (40,869)      (10,572)           --            (39,871)
  Annuity benefits                                                         --            --            --                 --
                                                                   ----------    ----------     ---------          ---------
Increase (decrease) in net assets resulting from principal
  transactions                                                       (962,085)     (855,847)      (45,916)          (314,807)
                                                                   ----------    ----------     ---------          ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                              (735,803)     (929,398)      (49,640)          (301,993)
NET ASSETS:
  Beginning of year                                                 2,110,498     2,280,094       285,465            754,197
                                                                   ----------    ----------     ---------          ---------
  End of year                                                      $1,374,695    $1,350,696     $ 235,825          $ 452,204
                                                                   ==========    ==========     =========          =========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                          Divisions
                                                             ------------------------------------------------------------------
                                                              The Dreyfus
                                                                Socially
                                                              Responsible      Dreyfus VIF        Dreyfus VIF
                                                              Growth Fund,     Developing        Quality Bond      Evergreen VA
                                                             Inc. - Initial Leaders Portfolio Portfolio - Initial  High Income
                                                                 Shares     - Initial Shares        Shares        Fund - Class 1
                                                             -------------- ----------------- ------------------- --------------
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
  Net investment income (loss)                                 $   (3,544)     $    (3,353)       $    71,406      $   562,034
  Net realized gain (loss) on investments                         (21,284)        (149,464)           (96,957)          (4,782)
  Capital gain distributions from mutual funds                         --           58,227                 --               --
  Net change in unrealized appreciation (depreciation) of
   investments                                                   (241,294)        (317,928)           (76,352)      (2,112,320)
                                                               ----------      -----------        -----------      -----------
Increase (decrease) in net assets resulting from operations      (266,122)        (412,518)          (101,903)      (1,555,068)
                                                               ----------      -----------        -----------      -----------
PRINCIPAL TRANSACTIONS:
  Net contract purchase payments                                       --            1,570              1,350               --
  Net transfers from (to) other Divisions or fixed rate
   option                                                          (8,350)         (51,825)           (30,418)             126
  Mortality reserve transfers                                          --               --                 --               --
  Contract withdrawals                                           (196,792)        (313,872)          (828,167)          (5,000)
  Death benefits                                                  (26,596)         (20,612)           (58,516)              --
  Annuity benefits                                                     --               --                 --               --
                                                               ----------      -----------        -----------      -----------
Increase (decrease) in net assets resulting from principal
  transactions                                                   (231,738)        (384,739)          (915,751)          (4,874)
                                                               ----------      -----------        -----------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          (497,860)        (797,257)        (1,017,654)      (1,559,942)
NET ASSETS:
  Beginning of year                                               936,461        1,357,818          2,511,391        5,987,620
                                                               ----------      -----------        -----------      -----------
  End of year                                                  $  438,601      $   560,561        $ 1,493,737      $ 4,427,678
                                                               ==========      ===========        ===========      ===========
FOR THE YEAR ENDED DECEMBER 31, 2007
OPERATIONS:
  Net investment income (loss)                                 $   (9,791)     $   (10,805)       $   106,340      $   437,343
  Net realized gain (loss) on investments                         (69,032)          61,250            (35,140)           1,380
  Capital gain distributions from mutual funds                         --          289,725                 --               --
  Net change in unrealized appreciation (depreciation) of
   investments                                                    161,589         (552,439)            (6,012)        (297,852)
                                                               ----------      -----------        -----------      -----------
Increase (decrease) in net assets resulting from operations        82,766         (212,269)            65,188          140,871
                                                               ----------      -----------        -----------      -----------
PRINCIPAL TRANSACTIONS:
  Net contract purchase payments                                       25            4,739              7,037               --
  Net transfers from (to) other Divisions or fixed rate
   option                                                         (29,421)         (81,748)             9,864               --
  Mortality reserve transfers                                          --               --                 --               --
  Contract withdrawals                                           (604,378)        (890,902)        (1,410,731)              --
  Death benefits                                                  (48,126)         (54,931)           (64,054)              --
  Annuity benefits                                                     --               --                 --               --
                                                               ----------      -----------        -----------      -----------
Increase (decrease) in net assets resulting from principal
  transactions                                                   (681,900)      (1,022,842)        (1,457,884)              --
                                                               ----------      -----------        -----------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          (599,134)      (1,235,111)        (1,392,696)         140,871
NET ASSETS:
  Beginning of year                                             1,535,595        2,592,929          3,904,087        5,846,749
                                                               ----------      -----------        -----------      -----------
  End of year                                                  $  936,461      $ 1,357,818        $ 2,511,391      $ 5,987,620
                                                               ==========      ===========        ===========      ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                      Divisions
                                                        ---------------------------------------------------------------------
                                                                                                Fidelity VIP    Fidelity VIP
                                                        Fidelity VIP Asset  Fidelity VIP Asset   Contrafund     Equity-Income
                                                        Manager Portfolio - Manager Portfolio    Portfolio -     Portfolio -
                                                           Initial Class    - Service Class 2  Service Class 2 Service Class 2
                                                        ------------------- ------------------ --------------- ---------------
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                              $  1,550           $   1,668        $   (10,556)    $     4,286
   Net realized gain (loss) on investments                       (131)              2,654           (139,480)        (43,675)
   Capital gain distributions from mutual funds                13,606              32,448             55,598           1,735
   Net change in unrealized appreciation
     (depreciation) of investments                            (59,621)           (120,427)          (639,805)       (582,411)
                                                             --------           ---------        -----------     -----------
Increase (decrease) in net assets resulting from
  operations                                                  (44,596)            (83,657)          (734,243)       (620,065)
                                                             --------           ---------        -----------     -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                  --               2,240              6,508             288
   Net transfers from (to) other Divisions or fixed
     rate option                                                    4              12,581           (326,496)       (168,238)
   Mortality reserve transfers                                     --                  --                 --              --
   Contract withdrawals                                          (141)           (190,128)          (691,471)       (569,659)
   Death benefits                                                  --              (1,892)           (38,232)       (265,472)
   Annuity benefits                                                --                  --                 --              --
                                                             --------           ---------        -----------     -----------
Increase (decrease) in net assets resulting from
  principal transactions                                         (137)           (177,199)        (1,049,691)     (1,003,081)
                                                             --------           ---------        -----------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       (44,733)           (260,856)        (1,783,934)     (1,623,146)
NET ASSETS:
   Beginning of year                                          149,619             428,473          2,503,566       2,254,080
                                                             --------           ---------        -----------     -----------
   End of year                                               $104,886           $ 167,617        $   719,632     $   630,934
                                                             ========           =========        ===========     ===========
FOR THE YEAR ENDED DECEMBER 31, 2007
OPERATIONS:
   Net investment income (loss)                              $  6,383           $  24,409        $   (19,385)    $       696
   Net realized gain (loss) on investments                        240              69,868            353,201         346,653
   Capital gain distributions from mutual funds                 3,764              19,655            626,789         193,347
   Net change in unrealized appreciation
     (depreciation) of investments                              7,678             (42,207)          (552,408)       (503,573)
                                                             --------           ---------        -----------     -----------
Increase (decrease) in net assets resulting from
  operations                                                   18,065              71,725            408,197          37,123
                                                             --------           ---------        -----------     -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                  --               2,240              6,622           1,104
   Net transfers from (to) other Divisions or fixed
     rate option                                                   (7)            (35,829)            13,312          49,142
   Mortality reserve transfers                                     --                  --                 --              --
   Contract withdrawals                                          (141)           (402,575)          (966,199)     (1,103,399)
   Death benefits                                                  --                  --            (11,818)             --
   Annuity benefits                                                --                  --                 --              --
                                                             --------           ---------        -----------     -----------
Increase (decrease) in net assets resulting from
  principal transactions                                         (148)           (436,164)          (958,083)     (1,053,153)
                                                             --------           ---------        -----------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        17,917            (364,439)          (549,886)     (1,016,030)
NET ASSETS:
   Beginning of year                                          131,702             792,912          3,053,452       3,270,110
                                                             --------           ---------        -----------     -----------
   End of year                                               $149,619           $ 428,473        $ 2,503,566     $ 2,254,080
                                                             ========           =========        ===========     ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                Divisions
                                                   -------------------------------------------------------------------
                                                                                                          Franklin
                                                                                         Fidelity VIP     Templeton
                                                                                           Overseas       Templeton
                                                      Fidelity VIP    Fidelity VIP Index Portfolio -       Foreign
                                                   Growth Portfolio -  500 Portfolio -     Initial    Securities Fund -
                                                    Service Class 2     Initial Class       Class          Class 2
                                                   ------------------ ------------------ ------------ -----------------
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                       $    (9,372)         $    259        $    393      $    4,836
   Net realized gain (loss) on investments                104,553               107              63          75,162
   Capital gain distributions from mutual funds                --               427           4,304          46,472
   Net change in unrealized appreciation
     (depreciation) of investments                       (669,881)          (18,579)        (24,299)       (359,396)
                                                      -----------          --------        --------      ----------
Increase (decrease) in net assets resulting from
  operations                                             (574,700)          (17,786)        (19,539)       (232,926)
                                                      -----------          --------        --------      ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                             288                --              --             123
   Net transfers from (to) other Divisions or
     fixed rate option                                    (11,173)                6               1           8,099
   Mortality reserve transfers                                 --                --              --              --
   Contract withdrawals                                  (502,238)             (730)           (826)       (217,661)
   Death benefits                                         (23,710)               --              --         (35,887)
   Annuity benefits                                            --                --              --              --
                                                      -----------          --------        --------      ----------
Increase (decrease) in net assets resulting from
  principal transactions                                 (536,833)             (724)           (825)       (245,326)
                                                      -----------          --------        --------      ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (1,111,533)          (18,510)        (20,364)       (478,252)
NET ASSETS:
   Beginning of year                                    1,508,363            47,409          44,354         747,650
                                                      -----------          --------        --------      ----------
   End of year                                        $   396,830          $ 28,899        $ 23,990      $  269,398
                                                      ===========          ========        ========      ==========
FOR THE YEAR ENDED DECEMBER 31, 2007
OPERATIONS:
   Net investment income (loss)                       $   (14,743)         $    970        $    744      $    5,704
   Net realized gain (loss) on investments                297,772               207             226         252,613
   Capital gain distributions from mutual funds               949                --           2,671          42,005
   Net change in unrealized appreciation
     (depreciation) of investments                         77,304               560           2,316        (176,938)
                                                      -----------          --------        --------      ----------
Increase (decrease) in net assets resulting from
  operations                                              361,282             1,737           5,957         123,384
                                                      -----------          --------        --------      ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                             940                --              --              24
   Net transfers from (to) other Divisions or
     fixed rate option                                     (2,109)               (2)             (9)         (4,370)
   Mortality reserve transfers                                 --                --              --              --
   Contract withdrawals                                  (738,954)             (221)           (218)       (536,687)
   Death benefits                                              --                --              --              --
   Annuity benefits                                            --                --              --              --
                                                      -----------          --------        --------      ----------
Increase (decrease) in net assets resulting from
  principal transactions                                 (740,123)             (223)           (227)       (541,033)
                                                      -----------          --------        --------      ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (378,841)            1,514           5,730        (417,649)
NET ASSETS:
   Beginning of year                                    1,887,204            45,895          38,624       1,165,299
                                                      -----------          --------        --------      ----------
   End of year                                        $ 1,508,363          $ 47,409        $ 44,354      $  747,650
                                                      ===========          ========        ========      ==========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                   Divisions
                                                        ---------------------------------------------------------------
                                                            Franklin     Goldman Sachs
                                                           Templeton      VIT Capital     Janus Aspen      Janus Aspen
                                                        Templeton Global Growth Fund -   International    Mid Cap Growth
                                                        Asset Allocation Institutional Growth Portfolio -  Portfolio -
                                                         Fund - Class 2     Shares       Service Shares   Service Shares
                                                        ---------------- ------------- ------------------ --------------
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                            $   47,088      $   (663)       $   4,825        $  (4,693)
   Net realized gain (loss) on investments                   (235,066)        2,588           95,181           63,829
   Capital gain distributions from mutual funds                67,609            --           56,350           20,562
   Net change in unrealized appreciation
     (depreciation) of investments                            (17,921)      (29,984)        (414,908)        (259,999)
                                                           ----------      --------        ---------        ---------
Increase (decrease) in net assets resulting from
  operations                                                 (138,290)      (28,059)        (258,552)        (180,301)
                                                           ----------      --------        ---------        ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                  38            --              840              300
   Net transfers from (to) other Divisions or fixed
     rate option                                              (42,561)            3          (16,672)            (633)
   Mortality reserve transfers                                     --            --               --               --
   Contract withdrawals                                      (308,127)      (20,763)        (164,584)        (101,450)
   Death benefits                                              (3,147)           --               --               --
   Annuity benefits                                                --            --               --               --
                                                           ----------      --------        ---------        ---------
Increase (decrease) in net assets resulting from
  principal transactions                                     (353,797)      (20,760)        (180,416)        (101,783)
                                                           ----------      --------        ---------        ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      (492,087)      (48,819)        (438,968)        (282,084)
NET ASSETS:
   Beginning of year                                          801,576        81,145          645,271          492,957
                                                           ----------      --------        ---------        ---------
   End of year                                             $  309,489      $ 32,326        $ 206,303        $ 210,873
                                                           ==========      ========        =========        =========
FOR THE YEAR ENDED DECEMBER 31, 2007
OPERATIONS:
   Net investment income (loss)                            $  150,089      $ (1,125)       $  (6,331)       $  (7,787)
   Net realized gain (loss) on investments                     23,115         8,146          160,381          145,893
   Capital gain distributions from mutual funds               213,773            --               --            3,337
   Net change in unrealized appreciation
     (depreciation) of investments                           (304,835)          385            1,525          (29,382)
                                                           ----------      --------        ---------        ---------
Increase (decrease) in net assets resulting from
  operations                                                   82,142         7,406          155,575          112,061
                                                           ----------      --------        ---------        ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                 488            --              934              652
   Net transfers from (to) other Divisions or fixed
     rate option                                              (20,753)           (3)         (22,782)         (13,614)
   Mortality reserve transfers                                     --            --               --               --
   Contract withdrawals                                      (336,420)      (36,416)        (172,658)        (271,771)
   Death benefits                                             (14,592)           --               --               --
   Annuity benefits                                                --            --               --               --
                                                           ----------      --------        ---------        ---------
Increase (decrease) in net assets resulting from
  principal transactions                                     (371,277)      (36,419)        (194,506)        (284,733)
                                                           ----------      --------        ---------        ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      (289,135)      (29,013)         (38,931)        (172,672)
NET ASSETS:
   Beginning of year                                        1,090,711       110,158          684,202          665,629
                                                           ----------      --------        ---------        ---------
   End of year                                             $  801,576      $ 81,145        $ 645,271        $ 492,957
                                                           ==========      ========        =========        =========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                      Divisions
                                                        ---------------------------------------------------------------------
                                                            Janus Aspen
                                                         Worldwide Growth                      MFS VIT Core    MFS VIT Growth
                                                        Portfolio - Service  JPMorgan Small   Equity Series - Series - Initial
                                                              Shares        Company Portfolio  Initial Class       Class
                                                        ------------------- ----------------- --------------- ----------------
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                              $    (849)         $  (1,965)      $   (2,488)     $   (16,792)
   Net realized gain (loss) on investments                       7,835            (10,079)          66,158          144,983
   Capital gain distributions from mutual funds                     --             17,912               --               --
   Net change in unrealized appreciation
     (depreciation) of investments                            (101,857)           (69,025)        (276,433)        (768,036)
                                                             ---------          ---------       ----------      -----------
Increase (decrease) in net assets resulting from
  operations                                                   (94,871)           (63,157)        (212,763)        (639,845)
                                                             ---------          ---------       ----------      -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                   54                420              960              758
   Net transfers from (to) other Divisions or fixed
     rate option                                                (4,052)            (9,040)          (4,412)         (31,947)
   Mortality reserve transfers                                      --                 --               --               --
   Contract withdrawals                                       (101,910)           (23,837)        (292,866)        (674,062)
   Death benefits                                                   --                 --          (23,294)         (21,821)
   Annuity benefits                                                 --                 --               --               --
                                                             ---------          ---------       ----------      -----------
Increase (decrease) in net assets resulting from
  principal transactions                                      (105,908)           (32,457)        (319,612)        (727,072)
                                                             ---------          ---------       ----------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       (200,779)           (95,614)        (532,375)      (1,366,917)
NET ASSETS:
   Beginning of year                                           291,677            213,213          781,501        2,210,256
                                                             ---------          ---------       ----------      -----------
   End of year                                               $  90,898          $ 117,599       $  249,126      $   843,339
                                                             =========          =========       ==========      ===========
FOR THE YEAR ENDED DECEMBER 31, 2007
OPERATIONS:
   Net investment income (loss)                              $  (3,280)         $  (4,001)      $   (9,536)     $   (34,486)
   Net realized gain (loss) on investments                      51,517             18,168          106,276           67,743
   Capital gain distributions from mutual funds                     --             15,909               --               --
   Net change in unrealized appreciation
     (depreciation) of investments                              (6,989)           (40,812)           6,812          421,096
                                                             ---------          ---------       ----------      -----------
Increase (decrease) in net assets resulting from
  operations                                                    41,248            (10,736)         103,552          454,353
                                                             ---------          ---------       ----------      -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                  106                479            1,050            4,378
   Net transfers from (to) other Divisions or fixed
     rate option                                                (3,643)           (20,758)          (5,904)         (59,008)
   Mortality reserve transfers                                      --                 --               --               --
   Contract withdrawals                                       (218,744)          (136,761)        (461,397)      (1,208,942)
   Death benefits                                                   --                 --               --          (43,259)
   Annuity benefits                                                 --                 --               --               --
                                                             ---------          ---------       ----------      -----------
Increase (decrease) in net assets resulting from
  principal transactions                                      (222,281)          (157,040)        (466,251)      (1,306,831)
                                                             ---------          ---------       ----------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       (181,033)          (167,776)        (362,699)        (852,478)
NET ASSETS:
   Beginning of year                                           472,710            380,989        1,144,200        3,062,734
                                                             ---------          ---------       ----------      -----------
   End of year                                               $ 291,677          $ 213,213       $  781,501      $ 2,210,256
                                                             =========          =========       ==========      ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                    Divisions
                                                   ---------------------------------------------------------------------------
                                                                                             Neuberger           Neuberger
                                                      MFS VIT New          MFS VIT          Berman AMT        Berman AMT Mid-
                                                   Discovery Series - Research Series -      Balanced           Cap Growth
                                                     Initial Class      Initial Class   Portfolio - Class I Portfolio - Class I
                                                   ------------------ ----------------- ------------------- -------------------
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                        $  (2,752)         $  (2,031)          $   204            $  (3,667)
   Net realized gain (loss) on investments                16,778             87,775                21               27,909
   Capital gain distributions from mutual funds           43,672                 --                --                   --
   Net change in unrealized appreciation
     (depreciation) of investments                      (147,032)          (190,018)           (4,590)            (170,451)
                                                       ---------          ---------           -------            ---------
Increase (decrease) in net assets resulting from
  operations                                             (89,334)          (104,274)           (4,365)            (146,209)
                                                       ---------          ---------           -------            ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                             --                 --                --                   54
   Net transfers from (to) other Divisions or
     fixed rate option                                    (6,943)            (3,712)                2               (4,482)
   Mortality reserve transfers                                --                 --                --                   --
   Contract withdrawals                                 (143,252)          (195,091)               (3)             (87,035)
   Death benefits                                           (183)           (28,388)               --                   --
   Annuity benefits                                           --                 --                --                   --
                                                       ---------          ---------           -------            ---------
Increase (decrease) in net assets resulting from
  principal transactions                                (150,378)          (227,191)               (1)             (91,463)
                                                       ---------          ---------           -------            ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 (239,712)          (331,465)           (4,366)            (237,672)
NET ASSETS:
   Beginning of year                                     344,722            468,650            10,887              384,289
                                                       ---------          ---------           -------            ---------
   End of year                                         $ 105,010          $ 137,185           $ 6,521            $ 146,617
                                                       =========          =========           =======            =========
FOR THE YEAR ENDED DECEMBER 31, 2007
OPERATIONS:
   Net investment income (loss)                        $  (6,391)         $  (3,160)          $   (40)           $  (6,744)
   Net realized gain (loss) on investments                54,522             83,305                47              130,697
   Capital gain distributions from mutual funds           36,989                 --                --                   --
   Net change in unrealized appreciation
     (depreciation) of investments                       (68,781)           (14,830)            1,316              (24,347)
                                                       ---------          ---------           -------            ---------
Increase (decrease) in net assets resulting from
  operations                                              16,339             65,315             1,323               99,606
                                                       ---------          ---------           -------            ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                             45                 --                --                  130
   Net transfers from (to) other Divisions or
     fixed rate option                                    (6,827)            (1,598)               (1)               3,070
   Mortality reserve transfers                                --                 --                --                   --
   Contract withdrawals                                 (198,636)          (280,613)               (4)            (283,380)
   Death benefits                                             --                 --                --                   --
   Annuity benefits                                           --                 --                --                   --
                                                       ---------          ---------           -------            ---------
Increase (decrease) in net assets resulting from
  principal transactions                                (205,418)          (282,211)               (5)            (280,180)
                                                       ---------          ---------           -------            ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 (189,079)          (216,896)            1,318             (180,574)
NET ASSETS:
   Beginning of year                                     533,801            685,546             9,569              564,863
                                                       ---------          ---------           -------            ---------
   End of year                                         $ 344,722          $ 468,650           $10,887            $ 384,289
                                                       =========          =========           =======            =========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                     Divisions
                                                        -------------------------------------------------------------------
                                                         PIMCO VIT Real  PIMCO VIT Short-  PIMCO VIT Total
                                                        Return Portfolio Term Portfolio - Return Portfolio -  Pioneer Fund
                                                        - Administrative  Administrative    Administrative   VCT Portfolio -
                                                             Class            Class             Class            Class I
                                                        ---------------- ---------------- ------------------ ---------------
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                           $    25,764       $   8,405        $    43,684       $    1,607
   Net realized gain (loss) on investments                    (14,302)         (3,081)            31,725           21,857
   Capital gain distributions from mutual funds                 1,396              --             18,638           17,944
   Net change in unrealized appreciation
     (depreciation) of investments                            (96,804)        (10,167)           (29,701)        (212,146)
                                                          -----------       ---------        -----------       ----------
Increase (decrease) in net assets resulting from
  operations                                                  (83,946)         (4,843)            64,346         (170,738)
                                                          -----------       ---------        -----------       ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                               6,453              --              3,000               --
   Net transfers from (to) other Divisions or fixed
     rate option                                              233,061         (32,368)           (36,977)          (1,185)
   Mortality reserve transfers                                     --              --                 --               --
   Contract withdrawals                                      (747,527)       (112,647)          (986,193)        (225,098)
   Death benefits                                                  --              --           (281,536)         (19,740)
   Annuity benefits                                                --              --                 --               --
                                                          -----------       ---------        -----------       ----------
Increase (decrease) in net assets resulting from
  principal transactions                                     (508,013)       (145,015)        (1,301,706)        (246,023)
                                                          -----------       ---------        -----------       ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      (591,959)       (149,858)        (1,237,360)        (416,761)
NET ASSETS:
   Beginning of year                                        1,484,284         439,482          2,221,874          664,971
                                                          -----------       ---------        -----------       ----------
   End of year                                            $   892,325       $ 289,624        $   984,514       $  248,210
                                                          ===========       =========        ===========       ==========
FOR THE YEAR ENDED DECEMBER 31, 2007
OPERATIONS:
   Net investment income (loss)                           $    61,074       $  18,517        $    90,216       $   (1,962)
   Net realized gain (loss) on investments                      9,897          (1,329)             2,512          116,664
   Capital gain distributions from mutual funds                 3,448              --                 --               --
   Net change in unrealized appreciation
     (depreciation) of investments                             74,465            (837)            75,597          (69,918)
                                                          -----------       ---------        -----------       ----------
Increase (decrease) in net assets resulting from
  operations                                                  148,884          16,351            168,325           44,784
                                                          -----------       ---------        -----------       ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                               8,494             374              4,445            1,625
   Net transfers from (to) other Divisions or fixed
     rate option                                               (4,748)          8,082             23,173           (6,605)
   Mortality reserve transfers                                     --              --                 --               --
   Contract withdrawals                                    (1,247,964)       (529,172)        (1,119,068)        (495,439)
   Death benefits                                             (46,156)             --            (30,851)              --
   Annuity benefits                                                --              --                 --               --
                                                          -----------       ---------        -----------       ----------
Increase (decrease) in net assets resulting from
  principal transactions                                   (1,290,374)       (520,716)        (1,122,301)        (500,419)
                                                          -----------       ---------        -----------       ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    (1,141,490)       (504,365)          (953,976)        (455,635)
NET ASSETS:
   Beginning of year                                        2,625,774         943,847          3,175,850        1,120,606
                                                          -----------       ---------        -----------       ----------
   End of year                                            $ 1,484,284       $ 439,482        $ 2,221,874       $  664,971
                                                          ===========       =========        ===========       ==========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                     Divisions
                                                        ------------------------------------------------------------------
                                                                              Principal
                                                          Pioneer Growth     Diversified
                                                         Opportunities VCT  International Principal Equity Principal Growth
                                                        Portfolio - Class I    Account    Income Account I     Account
                                                        ------------------- ------------- ---------------- ----------------
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                             $   (9,065)      $    19,999    $    155,500     $   (179,879)
   Net realized gain (loss) on investments                     (97,872)         (737,110)        373,723          (77,931)
   Capital gain distributions from mutual funds                 61,105         1,305,692       1,005,463               --
   Net change in unrealized appreciation
     (depreciation) of investments                            (245,176)       (3,877,279)     (6,680,482)     (10,359,272)
                                                            ----------       -----------    ------------     ------------
Increase (decrease) in net assets resulting from
  operations                                                  (291,008)       (3,288,698)     (5,145,796)     (10,617,082)
                                                            ----------       -----------    ------------     ------------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                1,570               354          13,650           12,284
   Net transfers from (to) other Divisions or fixed
     rate option                                               (29,920)         (385,873)     (2,503,614)      (1,434,928)
   Mortality reserve transfers                                      --                --              --               --
   Contract withdrawals                                       (318,006)       (1,335,029)     (4,827,978)      (5,423,628)
   Death benefits                                              (14,650)         (128,262)     (1,254,819)        (587,142)
   Annuity benefits                                                 --              (306)             --             (200)
                                                            ----------       -----------    ------------     ------------
Increase (decrease) in net assets resulting from
  principal transactions                                      (361,006)       (1,849,116)     (8,572,761)      (7,433,614)
                                                            ----------       -----------    ------------     ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       (652,014)       (5,137,814)    (13,718,557)     (18,050,696)
NET ASSETS:
   Beginning of year                                         1,050,115         8,232,162      19,874,016       29,335,196
                                                            ----------       -----------    ------------     ------------
   End of year                                              $  398,101       $ 3,094,348    $  6,155,459     $ 11,284,500
                                                            ==========       ===========    ============     ============
FOR THE YEAR ENDED DECEMBER 31, 2007
OPERATIONS:
   Net investment income (loss)                             $  (18,933)      $   (40,242)   $    (96,605)    $   (370,767)
   Net realized gain (loss) on investments                      79,672           145,186       3,436,633          823,268
   Capital gain distributions from mutual funds                178,775           806,272       1,176,695               --
   Net change in unrealized appreciation
     (depreciation) of investments                            (286,250)          452,153      (3,417,264)       5,454,695
                                                            ----------       -----------    ------------     ------------
Increase (decrease) in net assets resulting from
  operations                                                   (46,736)        1,363,369       1,099,459        5,907,196
                                                            ----------       -----------    ------------     ------------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                5,319             7,702          61,749           22,253
   Net transfers from (to) other Divisions or fixed
     rate option                                               (29,571)        9,260,786         (67,466)      31,412,652
   Mortality reserve transfers                                      --                --              --               --
   Contract withdrawals                                       (578,555)       (1,949,375)     (8,237,428)      (6,863,697)
   Death benefits                                              (29,591)         (449,652)       (375,127)      (1,142,822)
   Annuity benefits                                                 --              (668)             --             (386)
                                                            ----------       -----------    ------------     ------------
Increase (decrease) in net assets resulting from
  principal transactions                                      (632,398)        6,868,793      (8,618,272)      23,428,000
                                                            ----------       -----------    ------------     ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       (679,134)        8,232,162      (7,518,813)      29,335,196
NET ASSETS:
   Beginning of year                                         1,729,249                --      27,392,829               --
                                                            ----------       -----------    ------------     ------------
   End of year                                              $1,050,115       $ 8,232,162    $ 19,874,016     $ 29,335,196
                                                            ==========       ===========    ============     ============

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                   Divisions
                                                        ---------------------------------------------------------------
                                                                           Principal
                                                        Principal Income LargeCap Blend Principal MidCap Principal Money
                                                            Account         Account      Stock Account   Market Account
                                                        ---------------- -------------- ---------------- ---------------
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                           $   655,368     $      8,068    $     7,592     $     81,400
   Net realized gain (loss) on investments                   (388,005)      (5,141,255)      (730,892)              --
   Capital gain distributions from mutual funds                14,596        7,240,784        699,494               --
   Net change in unrealized appreciation
     (depreciation) of investments                           (781,970)      (8,653,288)      (817,738)              --
                                                          -----------     ------------    -----------     ------------
Increase (decrease) in net assets resulting from
  operations                                                 (500,011)      (6,545,691)      (841,544)          81,400
                                                          -----------     ------------    -----------     ------------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                               8,263              594          1,350               --
   Net transfers from (to) other Divisions or fixed
     rate option                                             (523,391)      (1,845,987)      (925,444)      15,165,854
   Mortality reserve transfers                                     --               --             --               --
   Contract withdrawals                                    (3,549,358)      (5,414,976)    (1,125,687)     (15,448,727)
   Death benefits                                            (372,087)      (1,092,921)       (72,820)        (431,057)
   Annuity benefits                                              (732)              --             --               --
                                                          -----------     ------------    -----------     ------------
Increase (decrease) in net assets resulting from
  principal transactions                                   (4,437,305)      (8,353,290)    (2,122,601)        (713,930)
                                                          -----------     ------------    -----------     ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    (4,937,316)     (14,898,981)    (2,964,145)        (632,530)
NET ASSETS:
   Beginning of year                                       11,938,660       23,617,445      4,319,025        6,711,815
                                                          -----------     ------------    -----------     ------------
   End of year                                            $ 7,001,344     $  8,718,464    $ 1,354,880     $  6,079,285
                                                          ===========     ============    ===========     ============
FOR THE YEAR ENDED DECEMBER 31, 2007
OPERATIONS:
   Net investment income (loss)                           $   688,599     $   (199,697)   $   (28,051)    $    229,762
   Net realized gain (loss) on investments                      8,690          396,102        738,865               --
   Capital gain distributions from mutual funds                20,595        1,019,659        421,442               --
   Net change in unrealized appreciation
     (depreciation) of investments                           (147,016)         298,101     (1,556,939)              --
                                                          -----------     ------------    -----------     ------------
Increase (decrease) in net assets resulting from
  operations                                                  570,868        1,514,165       (424,683)         229,762
                                                          -----------     ------------    -----------     ------------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                               6,456           13,185          3,849              900
   Net transfers from (to) other Divisions or fixed
     rate option                                               71,773       32,176,962       (740,068)      18,510,842
   Mortality reserve transfers                                     --               --             --               --
   Contract withdrawals                                    (3,665,050)      (8,929,639)    (1,661,525)     (11,831,609)
   Death benefits                                            (632,272)      (1,157,228)       (65,533)        (198,080)
   Annuity benefits                                              (823)              --             --               --
                                                          -----------     ------------    -----------     ------------
Increase (decrease) in net assets resulting from
  principal transactions                                   (4,219,916)      22,103,280     (2,463,277)       6,482,053
                                                          -----------     ------------    -----------     ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    (3,649,048)      23,617,445     (2,887,960)       6,711,815
NET ASSETS:
   Beginning of year                                       15,587,708               --      7,206,985               --
                                                          -----------     ------------    -----------     ------------
   End of year                                            $11,938,660     $ 23,617,445    $ 4,319,025     $  6,711,815
                                                          ===========     ============    ===========     ============

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                     Divisions
                                                        -------------------------------------------------------------------
                                                                           Principal SAM   Principal SAM     Principal SAM
                                                        Principal Mortgage   Balanced       Conservative      Conservative
                                                        Securities Account   Portfolio   Balanced Portfolio Growth Portfolio
                                                        ------------------ ------------- ------------------ ----------------
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                            $   440,637     $  2,877,739     $   134,864       $  1,782,070
   Net realized gain (loss) on investments                    (153,846)       6,978,049         (19,592)         4,221,232
   Capital gain distributions from mutual funds                     --       13,336,719         370,961          7,297,607
   Net change in unrealized appreciation
     (depreciation) of investments                             (20,318)     (52,254,258)     (1,608,081)       (39,376,285)
                                                           -----------     ------------     -----------       ------------
Increase (decrease) in net assets resulting from
  operations                                                   266,473      (29,061,751)     (1,121,848)       (26,075,376)
                                                           -----------     ------------     -----------       ------------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                1,179           21,783             950              5,100
   Net transfers from (to) other Divisions or fixed
     rate option                                            (1,020,528)     (12,187,516)       (409,739)        (9,220,095)
   Mortality reserve transfers                                      --               --              --                 --
   Contract withdrawals                                     (3,000,110)     (45,953,735)     (2,310,792)       (27,972,980)
   Death benefits                                             (822,559)      (5,329,611)       (251,918)        (3,225,227)
   Annuity benefits                                               (738)         (39,529)             --                 --
                                                           -----------     ------------     -----------       ------------
Increase (decrease) in net assets resulting from
  principal transactions                                    (4,842,756)     (63,488,608)     (2,971,499)       (40,413,202)
                                                           -----------     ------------     -----------       ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     (4,576,283)     (92,550,359)     (4,093,347)       (66,488,578)
NET ASSETS:
   Beginning of year                                        10,939,876      149,959,524       7,292,460        105,503,939
                                                           -----------     ------------     -----------       ------------
   End of year                                             $ 6,363,593     $ 57,409,165     $ 3,199,113       $ 39,015,361
                                                           ===========     ============     ===========       ============
FOR THE YEAR ENDED DECEMBER 31, 2007
OPERATIONS:
   Net investment income (loss)                            $   544,370     $  2,181,910     $   175,110       $    432,946
   Net realized gain (loss) on investments                    (205,442)      17,356,764       1,134,774         12,055,064
   Capital gain distributions from mutual funds                     --               --         113,325                 --
   Net change in unrealized appreciation
     (depreciation) of investments                             268,173       (6,419,019)       (864,635)        (2,143,054)
                                                           -----------     ------------     -----------       ------------
Increase (decrease) in net assets resulting from
  operations                                                   607,101       13,119,655         558,574         10,344,956
                                                           -----------     ------------     -----------       ------------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                3,449          114,202              --             18,356
   Net transfers from (to) other Divisions or fixed
     rate option                                              (289,491)      (5,028,612)       (100,496)        (5,700,081)
   Mortality reserve transfers                                      --               --              --                 --
   Contract withdrawals                                     (3,710,591)     (63,649,536)     (4,043,621)       (47,008,875)
   Death benefits                                             (985,317)      (6,217,621)       (241,260)        (4,522,348)
   Annuity benefits                                               (741)         (60,717)             --                 --
                                                           -----------     ------------     -----------       ------------
Increase (decrease) in net assets resulting from
  principal transactions                                    (4,982,691)     (74,842,284)     (4,385,377)       (57,212,948)
                                                           -----------     ------------     -----------       ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     (4,375,590)     (61,722,629)     (3,826,803)       (46,867,992)
NET ASSETS:
   Beginning of year                                        15,315,466      211,682,153      11,119,263        152,371,931
                                                           -----------     ------------     -----------       ------------
   End of year                                             $10,939,876     $149,959,524     $ 7,292,460       $105,503,939
                                                           ===========     ============     ===========       ============

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                   Divisions
                                                        ---------------------------------------------------------------
                                                         Principal SAM   Principal SAM   Principal Short-   Principal
                                                        Flexible Income Strategic Growth   Term Income       SmallCap
                                                           Portfolio       Portfolio         Account      Growth Account
                                                        --------------- ---------------- ---------------- --------------
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                          $  1,013,879     $    558,338     $    63,210     $   (68,405)
   Net realized gain (loss) on investments                   (316,980)         752,405         (35,277)       (258,872)
   Capital gain distributions from mutual funds             1,678,207        3,796,371              --              --
   Net change in unrealized appreciation
     (depreciation) of investments                         (4,915,076)     (14,930,936)        (70,467)     (2,128,574)
                                                         ------------     ------------     -----------     -----------
Increase (decrease) in net assets resulting from
  operations                                               (2,539,970)      (9,823,822)        (42,534)     (2,455,851)
                                                         ------------     ------------     -----------     -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                  --           39,592             480              39
   Net transfers from (to) other Divisions or fixed
     rate option                                             (339,612)      (3,109,399)        183,324        (302,824)
   Mortality reserve transfers                                     --               --              --              --
   Contract withdrawals                                    (9,149,420)      (9,554,268)     (1,359,992)       (814,219)
   Death benefits                                          (1,539,754)        (589,248)       (111,259)       (133,707)
   Annuity benefits                                                --               --              --            (209)
                                                         ------------     ------------     -----------     -----------
Increase (decrease) in net assets resulting from
  principal transactions                                  (11,028,786)     (13,213,323)     (1,287,447)     (1,250,920)
                                                         ------------     ------------     -----------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   (13,568,756)     (23,037,145)     (1,329,981)     (3,706,771)
NET ASSETS:
   Beginning of year                                       23,616,389       35,108,777       4,081,666       6,674,412
                                                         ------------     ------------     -----------     -----------
   End of year                                           $ 10,047,633     $ 12,071,632     $ 2,751,685     $ 2,967,641
                                                         ============     ============     ===========     ===========
FOR THE YEAR ENDED DECEMBER 31, 2007
OPERATIONS:
   Net investment income (loss)                          $    919,889     $    (69,415)    $   174,194     $  (107,678)
   Net realized gain (loss) on investments                  1,926,781        3,729,078         (13,953)        165,281
   Capital gain distributions from mutual funds               419,832               --              --              --
   Net change in unrealized appreciation
     (depreciation) of investments                         (1,990,955)         (73,931)        (16,077)        368,024
                                                         ------------     ------------     -----------     -----------
Increase (decrease) in net assets resulting from
  operations                                                1,275,547        3,585,732         144,164         425,627
                                                         ------------     ------------     -----------     -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                               1,200           46,041           1,178           5,887
   Net transfers from (to) other Divisions or fixed
     rate option                                              336,850       (1,058,027)        (45,928)      8,097,114
   Mortality reserve transfers                                     --               --              --              --
   Contract withdrawals                                    (9,629,459)     (15,263,859)     (1,025,499)     (1,724,187)
   Death benefits                                          (2,025,877)      (1,163,713)       (374,266)       (129,600)
   Annuity benefits                                                --               --              --            (429)
                                                         ------------     ------------     -----------     -----------
Increase (decrease) in net assets resulting from
  principal transactions                                  (11,317,286)     (17,439,558)     (1,444,515)      6,248,785
                                                         ------------     ------------     -----------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   (10,041,739)     (13,853,826)     (1,300,351)      6,674,412
NET ASSETS:
   Beginning of year                                       33,658,128       48,962,603       5,382,017              --
                                                         ------------     ------------     -----------     -----------
   End of year                                           $ 23,616,389     $ 35,108,777     $ 4,081,666     $ 6,674,412
                                                         ============     ============     ===========     ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                         Divisions
                                                                  -------------------------------------------------------
                                                                                                 Putnam VT
                                                                                   Putnam VT   International
                                                                  Principal West  Growth and    Growth and
                                                                   Coast Equity  Income Fund - Income Fund - Royce Small-
                                                                     Account       Class IB      Class IB    Cap Portfolio
                                                                  -------------- ------------- ------------- -------------
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                                    $    (21,032)  $    9,753     $   1,835    $    3,613
   Net realized gain (loss) on investments                            1,713,400      (65,410)      (13,083)        4,092
   Capital gain distributions from mutual funds                       1,109,102      196,618        73,042       130,245
   Net change in unrealized appreciation (depreciation) of
     investments                                                     (6,565,372)    (602,737)     (268,914)     (616,062)
                                                                   ------------   ----------     ---------    ----------
Increase (decrease) in net assets resulting from operations          (3,763,902)    (461,776)     (207,120)     (478,112)
                                                                   ------------   ----------     ---------    ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                        17,960        3,993            --            --
   Net transfers from (to) other Divisions or fixed rate option      (1,463,060)     (76,261)      (18,652)           (4)
   Mortality reserve transfers                                               --           --            --            --
   Contract withdrawals                                              (4,914,492)    (363,554)     (172,020)           --
   Death benefits                                                      (463,710)     (23,603)         (243)      (19,951)
   Annuity benefits                                                          --           --            --            --
                                                                   ------------   ----------     ---------    ----------
Increase (decrease) in net assets resulting from principal
  transactions                                                       (6,823,302)    (459,425)     (190,915)      (19,955)
                                                                   ------------   ----------     ---------    ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                             (10,587,204)    (921,201)     (398,035)     (498,067)
NET ASSETS:
   Beginning of year                                                 15,823,939    1,487,576       589,508     1,745,357
                                                                   ------------   ----------     ---------    ----------
   End of year                                                     $  5,236,735   $  566,375     $ 191,473    $1,247,290
                                                                   ============   ==========     =========    ==========
FOR THE YEAR ENDED DECEMBER 31, 2007
OPERATIONS:
   Net investment income (loss)                                    $   (127,957)  $      708     $   4,225    $   (6,548)
   Net realized gain (loss) on investments                            2,414,297       98,993       224,647         5,316
   Capital gain distributions from mutual funds                         623,899      328,545       159,597        79,998
   Net change in unrealized appreciation (depreciation) of
     investments                                                     (1,551,184)    (542,302)     (333,662)     (123,988)
                                                                   ------------   ----------     ---------    ----------
Increase (decrease) in net assets resulting from operations           1,359,055     (114,056)       54,807       (45,222)
                                                                   ------------   ----------     ---------    ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                        24,523        3,960            45            --
   Net transfers from (to) other Divisions or fixed rate option        (700,283)     (66,615)      (12,252)          (69)
   Mortality reserve transfers                                               --           --            --            --
   Contract withdrawals                                              (5,859,433)    (751,559)     (444,000)           --
   Death benefits                                                      (373,206)          --            --            --
   Annuity benefits                                                          --           --            --            --
                                                                   ------------   ----------     ---------    ----------
Increase (decrease) in net assets resulting from principal
  transactions                                                       (6,908,399)    (814,214)     (456,207)          (69)
                                                                   ------------   ----------     ---------    ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                              (5,549,344)    (928,270)     (401,400)      (45,291)
NET ASSETS:
   Beginning of year                                                 21,373,283    2,415,846       990,908     1,790,648
                                                                   ------------   ----------     ---------    ----------
   End of year                                                     $ 15,823,939   $1,487,576     $ 589,508    $1,745,357
                                                                   ============   ==========     =========    ==========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                     Divisions
                                                   ----------------------------------------------------------------------------
                                                                         UIF Core Plus       UIF Emerging
                                                      UIF Capital        Fixed Income       Markets Equity     UIF Global Value
                                                   Growth Portfolio - Portfolio - Class I Portfolio - Class I Equity Portfolio -
                                                     Class I Shares         Shares              Shares          Class I Shares
                                                   ------------------ ------------------- ------------------- ------------------
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                       $   (51,603)        $   49,179          $   (26,991)       $    35,974
   Net realized gain (loss) on investments               (300,742)           (78,387)             269,223           (152,910)
   Capital gain distributions from mutual funds                --                 --              595,617            864,032
   Net change in unrealized appreciation
     (depreciation) of investments                     (2,243,935)          (178,739)          (2,290,183)        (2,185,969)
                                                      -----------         ----------          -----------        -----------
Increase (decrease) in net assets resulting from
  operations                                           (2,596,280)          (207,947)          (1,452,334)        (1,438,873)
                                                      -----------         ----------          -----------        -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                           1,490             21,179                6,000              1,066
   Net transfers from (to) other Divisions or
     fixed rate option                                   (172,955)          (288,521)            (203,704)          (199,040)
   Mortality reserve transfers                                 --                 --                   --                 --
   Contract withdrawals                                  (938,839)          (286,973)            (295,773)          (571,257)
   Death benefits                                        (126,387)          (152,412)                  --            (37,174)
   Annuity benefits                                            --                 --                   --                 --
                                                      -----------         ----------          -----------        -----------
Increase (decrease) in net assets resulting from
  principal transactions                               (1,236,691)          (706,727)            (493,477)          (806,405)
                                                      -----------         ----------          -----------        -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (3,832,971)          (914,674)          (1,945,811)        (2,245,278)
NET ASSETS:
   Beginning of year                                    6,033,981          2,016,475            2,851,910          4,062,095
                                                      -----------         ----------          -----------        -----------
   End of year                                        $ 2,201,010         $1,101,801          $   906,099        $ 1,816,817
                                                      ===========         ==========          ===========        ===========
FOR THE YEAR ENDED DECEMBER 31, 2007
OPERATIONS:
   Net investment income (loss)                       $   (89,320)        $   42,099          $   (25,115)       $    21,358
   Net realized gain (loss) on investments               (205,583)            19,093              549,039            249,518
   Capital gain distributions from mutual funds                --                 --              295,677            355,672
   Net change in unrealized appreciation
     (depreciation) of investments                      1,476,015             21,191               25,593           (389,653)
                                                      -----------         ----------          -----------        -----------
Increase (decrease) in net assets resulting from
  operations                                            1,181,112             82,383              845,194            236,895
                                                      -----------         ----------          -----------        -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                           3,484              1,138                2,500              3,134
   Net transfers from (to) other Divisions or
     fixed rate option                                   (104,828)           140,507              166,992            198,084
   Mortality reserve transfers                                 --                 --                   --                 --
   Contract withdrawals                                (1,700,361)          (638,454)            (693,916)          (940,581)
   Death benefits                                         (87,580)           (36,252)                (989)           (39,255)
   Annuity benefits                                            --                 --                   --                 --
                                                      -----------         ----------          -----------        -----------
Increase (decrease) in net assets resulting from
  principal transactions                               (1,889,285)          (533,061)            (525,413)          (778,618)
                                                      -----------         ----------          -----------        -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (708,173)          (450,678)             319,781           (541,723)
NET ASSETS:
   Beginning of year                                    6,742,154          2,467,153            2,532,129          4,603,818
                                                      -----------         ----------          -----------        -----------
   End of year                                        $ 6,033,981         $2,016,475          $ 2,851,910        $ 4,062,095
                                                      ===========         ==========          ===========        ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                   Divisions
                                                   ------------------------------------------------------------------------
                                                    UIF High Yield   UIF International  UIF U.S. Mid Cap    UIF U.S. Real
                                                   Portfolio - Class Magnum Portfolio - Value Portfolio - Estate Portfolio -
                                                       I Shares        Class I Shares    Class I Shares     Class I Shares
                                                   ----------------- ------------------ ----------------- ------------------
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                       $   146,835       $    37,545        $   (34,232)      $    42,877
   Net realized gain (loss) on investments                (74,284)         (105,064)          (405,522)           18,874
   Capital gain distributions from mutual funds                --           257,397          1,955,665           785,431
   Net change in unrealized appreciation
     (depreciation) of investments                       (498,506)       (1,302,363)        (4,641,225)       (1,617,124)
                                                      -----------       -----------        -----------       -----------
Increase (decrease) in net assets resulting from
  operations                                             (425,955)       (1,112,485)        (3,125,314)         (769,942)
                                                      -----------       -----------        -----------       -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                           1,906             4,017             10,306                20
   Net transfers from (to) other Divisions or
     fixed rate option                                     57,248          (104,941)            45,215          (111,421)
   Mortality reserve transfers                                 --                --                 --                --
   Contract withdrawals                                  (644,994)         (266,026)          (879,338)         (437,270)
   Death benefits                                         (57,277)          (72,645)           (54,769)          (13,421)
   Annuity benefits                                            --                --                 --                --
                                                      -----------       -----------        -----------       -----------
Increase (decrease) in net assets resulting from
  principal transactions                                 (643,117)         (439,595)          (878,586)         (562,092)
                                                      -----------       -----------        -----------       -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (1,069,072)       (1,552,080)        (4,003,900)       (1,332,034)
NET ASSETS:
   Beginning of year                                    2,353,128         2,731,262          8,216,439         2,469,334
                                                      -----------       -----------        -----------       -----------
   End of year                                        $ 1,284,056       $ 1,179,182        $ 4,212,539       $ 1,137,300
                                                      ===========       ===========        ===========       ===========
FOR THE YEAR ENDED DECEMBER 31, 2007
OPERATIONS:
   Net investment income (loss)                       $   211,768       $       887        $   (71,948)      $   (11,891)
   Net realized gain (loss) on investments                102,024           111,108            689,775           703,008
   Capital gain distributions from mutual funds                --           293,754            947,489           289,515
   Net change in unrealized appreciation
     (depreciation) of investments                       (231,451)          (38,049)          (918,897)       (1,539,030)
                                                      -----------       -----------        -----------       -----------
Increase (decrease) in net assets resulting from
  operations                                               82,341           367,700            646,419          (558,398)
                                                      -----------       -----------        -----------       -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                           2,938             1,892              4,794               680
   Net transfers from (to) other Divisions or
     fixed rate option                                    (13,859)           22,501           (202,630)         (323,175)
   Mortality reserve transfers                                 --                --                 --                --
   Contract withdrawals                                  (978,589)         (890,542)        (2,386,475)         (791,247)
   Death benefits                                         (79,006)          (36,274)          (228,974)          (36,557)
   Annuity benefits                                            --                --                 --                --
                                                      -----------       -----------        -----------       -----------
Increase (decrease) in net assets resulting from
  principal transactions                               (1,068,516)         (902,423)        (2,813,285)       (1,150,299)
                                                      -----------       -----------        -----------       -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (986,175)         (534,723)        (2,166,866)       (1,708,697)
NET ASSETS:
   Beginning of year                                    3,339,303         3,265,985         10,383,305         4,178,031
                                                      -----------       -----------        -----------       -----------
   End of year                                        $ 2,353,128       $ 2,731,262        $ 8,216,439       $ 2,469,334
                                                      ===========       ===========        ===========       ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                       Divisions
                                                             -------------------------------------------------------------
                                                                 UIF Value                     Van Kampen
                                                             Portfolio - Class  Van Kampen   Corporate Bond   Van Kampen
                                                                 I Shares      Comstock Fund      Fund      High Yield Fund
                                                             ----------------- ------------- -------------- ---------------
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                                 $    93,655     $    55,849     $  6,175      $   271,313
   Net realized gain (loss) on investments                         (445,927)        (37,213)      (4,035)        (371,304)
   Capital gain distributions from mutual funds                     796,763          44,578           --               --
   Net change in unrealized appreciation (depreciation) of
     investments                                                 (2,357,701)     (1,771,922)     (15,899)        (820,668)
                                                                -----------     -----------     --------      -----------
Increase (decrease) in net assets resulting from operations      (1,913,210)     (1,708,708)     (13,759)        (920,659)
                                                                -----------     -----------     --------      -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                     4,135              --           --            1,784
   Net transfers from (to) other Divisions or fixed rate
     option                                                        (334,054)       (106,495)      (8,843)         (73,063)
   Mortality reserve transfers                                           --              --           --               --
   Contract withdrawals                                          (1,118,337)       (487,998)     (24,488)        (258,887)
   Death benefits                                                   (85,935)        (90,715)          --         (124,864)
   Annuity benefits                                                      --          (5,474)          --               --
                                                                -----------     -----------     --------      -----------
Increase (decrease) in net assets resulting from principal
  transactions                                                   (1,534,191)       (690,682)     (33,331)        (455,030)
                                                                -----------     -----------     --------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          (3,447,401)     (2,399,390)     (47,090)      (1,375,689)
NET ASSETS:
   Beginning of year                                              6,240,815       5,143,307      153,829        4,145,659
                                                                -----------     -----------     --------      -----------
   End of year                                                  $ 2,793,414     $ 2,743,917     $106,739      $ 2,769,970
                                                                ===========     ===========     ========      ===========
FOR THE YEAR ENDED DECEMBER 31, 2007
OPERATIONS:
   Net investment income (loss)                                 $    37,107     $    60,656     $  6,119      $   268,162
   Net realized gain (loss) on investments                          275,063          90,862          (26)        (239,223)
   Capital gain distributions from mutual funds                     553,034         301,185           --               --
   Net change in unrealized appreciation (depreciation) of
     investments                                                 (1,111,932)       (579,268)        (181)         107,643
                                                                -----------     -----------     --------      -----------
Increase (decrease) in net assets resulting from operations        (246,728)       (126,565)       5,912          136,582
                                                                -----------     -----------     --------      -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                     1,999              --           --            1,784
   Net transfers from (to) other Divisions or fixed rate
     option                                                        (165,683)           (591)          (3)               2
   Mortality reserve transfers                                           --          14,782           --               --
   Contract withdrawals                                          (1,837,889)       (281,293)          --         (271,991)
   Death benefits                                                   (32,785)             --           --          (94,905)
   Annuity benefits                                                      --          (6,881)          --               --
                                                                -----------     -----------     --------      -----------
Increase (decrease) in net assets resulting from principal
  transactions                                                   (2,034,358)       (273,983)          (3)        (365,110)
                                                                -----------     -----------     --------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          (2,281,086)       (400,548)       5,909         (228,528)
NET ASSETS:
   Beginning of year                                              8,521,901       5,543,855      147,920        4,374,187
                                                                -----------     -----------     --------      -----------
   End of year                                                  $ 6,240,815     $ 5,143,307     $153,829      $ 4,145,659
                                                                ===========     ===========     ========      ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                     Divisions
                                                   -----------------------------------------------------------------------------
                                                                                                                 Van Kampen LIT
                                                     Van Kampen LIT      Van Kampen LIT      Van Kampen LIT        Growth and
                                                     Capital Growth        Enterprise          Government      Income Portfolio -
                                                   Portfolio - Class I Portfolio - Class I Portfolio - Class I      Class I
                                                   ------------------- ------------------- ------------------- ------------------
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                        $   (55,948)        $   (22,170)        $   168,417        $    188,928
   Net realized gain (loss) on investments              (1,281,227)           (976,364)           (106,945)            424,405
   Capital gain distributions from mutual funds                 --                  --                  --             822,168
   Net change in unrealized appreciation
     (depreciation) of investments                      (2,583,642)         (4,021,864)            (68,992)         (9,571,158)
                                                       -----------         -----------         -----------        ------------
Increase (decrease) in net assets resulting from
  operations                                            (3,920,817)         (5,020,398)             (7,520)         (8,135,657)
                                                       -----------         -----------         -----------        ------------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                            2,428               2,872                  20              14,235
   Net transfers from (to) other Divisions or
     fixed rate option                                    (302,561)           (136,673)           (148,049)         (1,217,183)
   Mortality reserve transfers                                  --                  --                  --                  --
   Contract withdrawals                                   (884,688)         (1,244,412)         (1,055,681)         (4,415,822)
   Death benefits                                         (193,431)           (204,506)           (256,527)           (557,884)
   Annuity benefits                                        (27,877)                 --              (3,485)                 --
                                                       -----------         -----------         -----------        ------------
Increase (decrease) in net assets resulting from
  principal transactions                                (1,406,129)         (1,582,719)         (1,463,722)         (6,176,654)
                                                       -----------         -----------         -----------        ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 (5,326,946)         (6,603,117)         (1,471,242)        (14,312,311)
NET ASSETS:
   Beginning of year                                     8,952,443          12,607,667           5,522,860          28,616,523
                                                       -----------         -----------         -----------        ------------
   End of year                                         $ 3,625,497         $ 6,004,550         $ 4,051,618        $ 14,304,212
                                                       ===========         ===========         ===========        ============
FOR THE YEAR ENDED DECEMBER 31, 2007
OPERATIONS:
   Net investment income (loss)                        $  (130,251)        $  (122,819)        $   209,796        $    105,255
   Net realized gain (loss) on investments              (2,262,494)         (1,295,986)            (45,229)          2,867,771
   Capital gain distributions from mutual funds                 --                  --                  --           1,366,117
   Net change in unrealized appreciation
     (depreciation) of investments                       3,759,692           2,867,930             163,984          (3,612,236)
                                                       -----------         -----------         -----------        ------------
Increase (decrease) in net assets resulting from
  operations                                             1,366,947           1,449,125             328,551             726,907
                                                       -----------         -----------         -----------        ------------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                            4,226               9,724               4,080              18,780
   Net transfers from (to) other Divisions or
     fixed rate option                                    (559,689)           (243,566)             19,609            (609,695)
   Mortality reserve transfers                                  --                  --               8,610                  --
   Contract withdrawals                                 (2,081,314)         (2,060,608)         (1,237,586)         (9,223,708)
   Death benefits                                         (191,563)           (388,050)           (139,983)           (671,786)
   Annuity benefits                                        (34,499)                 --              (3,504)                 --
                                                       -----------         -----------         -----------        ------------
Increase (decrease) in net assets resulting from
  principal transactions                                (2,862,839)         (2,682,500)         (1,348,774)        (10,486,409)
                                                       -----------         -----------         -----------        ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 (1,495,892)         (1,233,375)         (1,020,223)         (9,759,502)
NET ASSETS:
   Beginning of year                                    10,448,335          13,841,042           6,543,083          38,376,025
                                                       -----------         -----------         -----------        ------------
   End of year                                         $ 8,952,443         $12,607,667         $ 5,522,860        $ 28,616,523
                                                       ===========         ===========         ===========        ============

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                            Divisions
                                                                  ------------------------------------------------------------
                                                                    Van Kampen LIT
                                                                     Money Market      Van Kampen  WM VT Growth &     WM VT
                                                                  Portfolio - Class I Reserve Fund  Income Fund    Growth Fund
                                                                  ------------------- ------------ -------------- ------------
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                                       $    26,995       $  2,537    $         --  $         --
   Net realized gain (loss) on investments                                     --             --              --            --
   Capital gain distributions from mutual funds                                --             --              --            --
   Net change in unrealized appreciation (depreciation) of
     investments                                                               --             --              --            --
                                                                      -----------       --------    ------------  ------------
Increase (decrease) in net assets resulting from operations                26,995          2,537              --            --
                                                                      -----------       --------    ------------  ------------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                              --             --              --            --
   Net transfers from (to) other Divisions or fixed rate option         1,121,886             (5)             --            --
   Mortality reserve transfers                                                 --             --              --            --
   Contract withdrawals                                                (1,907,462)        (6,764)             --            --
   Death benefits                                                        (110,205)            --              --            --
   Annuity benefits                                                        (7,437)        (2,950)             --            --
                                                                      -----------       --------    ------------  ------------
Increase (decrease) in net assets resulting from principal
  transactions                                                           (903,218)        (9,719)             --            --
                                                                      -----------       --------    ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                  (876,223)        (7,182)             --            --
NET ASSETS:
   Beginning of year                                                    4,145,424        243,654              --            --
                                                                      -----------       --------    ------------  ------------
   End of year                                                        $ 3,269,201       $236,472    $         --  $         --
                                                                      ===========       ========    ============  ============
FOR THE YEAR ENDED DECEMBER 31, 2007
OPERATIONS:
   Net investment income (loss)                                       $   137,639       $  8,822    $    404,578  $     47,017
   Net realized gain (loss) on investments                                     --             --       3,992,120    (4,223,890)
   Capital gain distributions from mutual funds                                --             --              --            --
   Net change in unrealized appreciation (depreciation) of
     investments                                                               --             --      (4,568,433)    4,246,286
                                                                      -----------       --------    ------------  ------------
Increase (decrease) in net assets resulting from operations               137,639          8,822        (171,735)       69,413
                                                                      -----------       --------    ------------  ------------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                              --             --             102            55
   Net transfers from (to) other Divisions or fixed rate option           684,287            (19)    (33,335,283)  (32,515,140)
   Mortality reserve transfers                                              9,436          9,300              --            --
   Contract withdrawals                                                (1,105,668)       (26,203)        (56,234)      (94,901)
   Death benefits                                                            (151)            --              --            --
   Annuity benefits                                                        (9,291)        (2,958)             --            --
                                                                      -----------       --------    ------------  ------------
Increase (decrease) in net assets resulting from principal
  transactions                                                           (421,387)       (19,880)    (33,391,415)  (32,609,986)
                                                                      -----------       --------    ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                  (283,748)       (11,058)    (33,563,150)  (32,540,573)
NET ASSETS:
   Beginning of year                                                    4,429,172        254,712      33,563,150    32,540,573
                                                                      -----------       --------    ------------  ------------
   End of year                                                        $ 4,145,424       $243,654    $         --  $         --
                                                                      ===========       ========    ============  ============

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                                      Divisions
                                                                                      -----------------------------------------
                                                                                          WM VT
                                                                                      International WM VT Money  WM VT Small Cap
                                                                                       Growth Fund  Market Fund    Growth Fund
                                                                                      ------------- -----------  ---------------
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                                                        $        --  $        --    $        --
   Net realized gain (loss) on investments                                                      --           --             --
   Capital gain distributions from mutual funds                                                 --           --             --
   Net change in unrealized appreciation (depreciation) of investments                          --           --             --
                                                                                       -----------  -----------    -----------
Increase (decrease) in net assets resulting from operations                                     --           --             --
                                                                                       -----------  -----------    -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                                               --           --             --
   Net transfers from (to) other Divisions or fixed rate option                                 --           --             --
   Mortality reserve transfers                                                                  --           --             --
   Contract withdrawals                                                                         --           --             --
   Death benefits                                                                               --           --             --
   Annuity benefits                                                                             --           --             --
                                                                                       -----------  -----------    -----------
Increase (decrease) in net assets resulting from principal transactions                         --           --             --
                                                                                       -----------  -----------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                         --           --             --
NET ASSETS:
   Beginning of year                                                                            --           --             --
                                                                                       -----------  -----------    -----------
   End of year                                                                         $        --  $        --    $        --
                                                                                       ===========  ===========    ===========
FOR THE YEAR ENDED DECEMBER 31, 2007
OPERATIONS:
   Net investment income (loss)                                                        $   181,206  $     3,055    $    (2,255)
   Net realized gain (loss) on investments                                                 802,990           --        546,510
   Capital gain distributions from mutual funds                                          1,358,939           --             --
   Net change in unrealized appreciation (depreciation) of investments                  (2,520,974)          --       (636,253)
                                                                                       -----------  -----------    -----------
Increase (decrease) in net assets resulting from operations                               (177,839)       3,055        (91,998)
                                                                                       -----------  -----------    -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                                               20           --             20
   Net transfers from (to) other Divisions or fixed rate option                         (9,147,443)  (8,591,973)    (8,283,860)
   Mortality reserve transfers                                                                  --           --             --
   Contract withdrawals                                                                    (25,434)    (585,535)       (31,207)
   Death benefits                                                                               --           --             --
   Annuity benefits                                                                             --           --             --
                                                                                       -----------  -----------    -----------
Increase (decrease) in net assets resulting from principal transactions                 (9,172,857)  (9,177,508)    (8,315,047)
                                                                                       -----------  -----------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                 (9,350,696)  (9,174,453)    (8,407,045)
NET ASSETS:
   Beginning of year                                                                     9,350,696    9,174,453      8,407,045
                                                                                       -----------  -----------    -----------
   End of year                                                                         $        --  $        --    $        --
                                                                                       ===========  ===========    ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS

NOTE A - ORGANIZATION

Separate Account D (the "Separate Account") was established by American General Life Insurance Company (the "Company") on November 19, 1973 to fund variable annuity contracts issued by the Company. The following products are included in the Separate Account: GENERATIONS(TM), Platinum Investor(R), Platinum Investor(R) Immediate Variable Annuity ("Platinum Investor Immediate VA"), Select Reserve, VAriety Plus(R), WM Advantage, WM Strategic Asset Manager and Other Contracts. The products listed above are not available for sale. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

The Separate Account is divided into "Divisions", which invest in independently managed mutual fund portfolios ("Funds"). The Funds available to contract owners through the various Divisions are as follows:

                        AIG RETIREMENT COMPANY I: (25)
              AIG Retirement Company I Blue Chip Growth Fund (26)
                 AIG Retirement Company I Core Value Fund (27)
              AIG Retirement Company I Health Sciences Fund (28)
           AIG Retirement Company I International Equities Fund (29)
               AIG Retirement Company I Mid Cap Index Fund (30)
               AIG Retirement Company I Money Market I Fund (31)
            AIG Retirement Company I Nasdaq-100(R) Index Fund (32) AIG Retirement Company I Science & Technology Fund (33)
              AIG Retirement Company I Small Cap Index Fund (34)
              AIG Retirement Company I Social Awareness Fund (35)
                AIG Retirement Company I Stock Index Fund (36)

                  AIM VARIABLE INSURANCE FUNDS ("AIM V.I."):
                     AIM V.I. Core Equity Fund - Series I
                 AIM V.I. International Growth Fund - Series I

                  THE ALGER AMERICAN FUND ("ALGER AMERICAN"):
    Alger American Capital Appreciation Portfolio - Class O Shares (1) (22)
          Alger American MidCap Growth Portfolio - Class O Shares (1)

      AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. ("AMERICAN CENTURY VP"):
         American Century VP Inflation Protection Fund - Class II (1)
                   American Century VP Value Fund - Class I

                    CREDIT SUISSE TRUST ("CREDIT SUISSE"):
                   Credit Suisse Small Cap Core I Portfolio

                 DREYFUS INVESTMENT PORTFOLIOS ("DREYFUS IP"):
              Dreyfus IP MidCap Stock Portfolio - Initial Shares

     THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARES:

               DREYFUS VARIABLE INVESTMENT FUND ("DREYFUS VIF"):
           Dreyfus VIF Developing Leaders Portfolio - Initial Shares
              Dreyfus VIF Quality Bond Portfolio - Initial Shares

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE A - ORGANIZATION - CONTINUED

              EVERGREEN VARIABLE ANNUITY TRUST ("EVERGREEN VA"):
        Evergreen VA Diversified Income Builder Fund - Class 1 (1) (21)
                    Evergreen VA High Income Fund - Class 1

         FIDELITY(R) VARIABLE INSURANCE PRODUCTS ("FIDELITY(R) VIP"):
          Fidelity(R) VIP Asset Manager/SM/ Portfolio - Initial Class
         Fidelity(R) VIP Asset Manager/SM/ Portfolio - Service Class 2
           Fidelity(R) VIP Contrafund(R) Portfolio - Service Class 2
           Fidelity(R) VIP Equity-Income Portfolio - Service Class 2 Fidelity(R) VIP Freedom 2020 Portfolio - Service Class 2 (1) Fidelity(R) VIP Freedom 2025 Portfolio - Service Class 2 (1) Fidelity(R) VIP Freedom 2030 Portfolio - Service Class 2 (1)
              Fidelity(R) VIP Growth Portfolio - Service Class 2
              Fidelity(R) VIP Index 500 Portfolio - Initial Class
            Fidelity(R) VIP Mid Cap Portfolio - Service Class 2 (1)
              Fidelity(R) VIP Overseas Portfolio - Initial Class

 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST ("FRANKLIN TEMPLETON"):
   Franklin Templeton Franklin Small Cap Value Securities Fund - Class 2 (1)
        Franklin Templeton Franklin U.S. Government Fund - Class 2 (1) Franklin Templeton Mutual Shares Securities Fund - Class 2 (1) Franklin Templeton Templeton Foreign Securities Fund - Class 2
      Franklin Templeton Templeton Global Asset Allocation Fund - Class 2

         GOLDMAN SACHS VARIABLE INSURANCE TRUST ("GOLDMAN SACHS VIT"):
         Goldman Sachs VIT Capital Growth Fund - Institutional Shares

                      JANUS ASPEN SERIES ("JANUS ASPEN"):
          Janus Aspen International Growth Portfolio - Service Shares
             Janus Aspen Mid Cap Growth Portfolio - Service Shares
            Janus Aspen Worldwide Growth Portfolio - Service Shares

                  J.P. MORGAN SERIES TRUST II ("JP MORGAN"):
                     JPMorgan Mid Cap Value Portfolio (1)
                       JPMorgan Small Company Portfolio

              MFS(R) VARIABLE INSURANCE TRUST/SM/ ("MFS(R) VIT"):
              MFS(R) VIT Core Equity Series - Initial Class (19)
                 MFS(R) VIT Growth Series - Initial Class (23)
                MFS(R) VIT New Discovery Series - Initial Class
                  MFS(R) VIT Research Series - Initial Class

     NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ("NEUBERGER BERMAN AMT"):
               Neuberger Berman AMT Balanced Portfolio - Class I
            Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
             Neuberger Berman AMT Partners Portfolio - Class I (1)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE A - ORGANIZATION - CONTINUED

              OPPENHEIMER VARIABLE ACCOUNT FUNDS ("OPPENHEIMER"):
             Oppenheimer Balanced Fund/VA - Non-Service Shares (1)
        Oppenheimer Global Securities Fund/VA - Non-Service Shares (1)

                 PIMCO VARIABLE INSURANCE TRUST ("PIMCO VIT"):
  PIMCO VIT CommodityRealReturn Strategy Portfolio - Administrative Class (1)
            PIMCO VIT Real Return Portfolio - Administrative Class
             PIMCO VIT Short-Term Portfolio - Administrative Class
            PIMCO VIT Total Return Portfolio - Administrative Class

                 PIONEER VARIABLE CONTRACTS TRUST ("PIONEER"):
                     Pioneer Fund VCT Portfolio - Class I
             Pioneer Growth Opportunities VCT Portfolio - Class I
               Pioneer Mid Cap Value VCT Portfolio - Class I (1)

          PRINCIPAL VARIABLE CONTRACTS FUND, INC. ("PRINCIPAL"): (2)
                Principal Diversified International Account (3)
                     Principal Equity Income Account I (4)
                         Principal Growth Account (5)
                         Principal Income Account (6)
                     Principal LargeCap Blend Account (7)
                      Principal MidCap Stock Account (8)
                      Principal Money Market Account (9)
                  Principal Mortgage Securities Account (10)
                     Principal SAM Balanced Portfolio (11)
              Principal SAM Conservative Balanced Portfolio (12)
               Principal SAM Conservative Growth Portfolio (13)
                 Principal SAM Flexible Income Portfolio (14)
                 Principal SAM Strategic Growth Portfolio (15)
                   Principal Short-Term Income Account (16)
                    Principal SmallCap Growth Account (17)
                   Principal West Coast Equity Account (18)

                     PUTNAM VARIABLE TRUST ("PUTNAM VT"):
               Putnam VT Diversified Income Fund - Class IB (1)
                  Putnam VT Growth and Income Fund - Class IB
           Putnam VT International Growth and Income Fund - Class IB

                              ROYCE CAPITAL FUND:
                           Royce Small-Cap Portfolio

                    SUNAMERICA SERIES TRUST ("SUNAMERICA"):
             SunAmerica Aggressive Growth Portfolio - Class 1 (1)
               SunAmerica Balanced Portfolio - Class 1 (1) (20)

               THE UNIVERSAL INSTITUTIONAL FUNDS, INC. ("UIF"):
              UIF Capital Growth Portfolio - Class I Shares (24)
             UIF Core Plus Fixed Income Portfolio - Class I Shares
            UIF Emerging Markets Equity Portfolio - Class I Shares

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE A - ORGANIZATION - CONTINUED

         THE UNIVERSAL INSTITUTIONAL FUNDS, INC. ("UIF"): - CONTINUED
              UIF Global Value Equity Portfolio - Class I Shares
                   UIF High Yield Portfolio - Class I Shares
              UIF International Magnum Portfolio - Class I Shares
               UIF U.S. Mid Cap Value Portfolio - Class I Shares
                UIF U.S. Real Estate Portfolio - Class I Shares
                     UIF Value Portfolio - Class I Shares

                    VAN KAMPEN MUTUAL FUNDS ("VAN KAMPEN"):
                           Van Kampen Comstock Fund
                        Van Kampen Corporate Bond Fund
                          Van Kampen High Yield Fund
                            Van Kampen Reserve Fund

             VAN KAMPEN LIFE INVESTMENT TRUST ("VAN KAMPEN LIT"):
            Van Kampen LIT Capital Growth Portfolio - Class I (37)
                 Van Kampen LIT Enterprise Portfolio - Class I
                 Van Kampen LIT Government Portfolio - Class I
             Van Kampen LIT Growth and Income Portfolio - Class I
                Van Kampen LIT Money Market Portfolio - Class I

           VANGUARD(R) VARIABLE INSURANCE FUND ("VANGUARD(R) VIF"):
                 Vanguard(R) VIF High Yield Bond Portfolio (1)
                   Vanguard(R) VIF REIT Index Portfolio (1)

                       WM VARIABLE TRUST ("WM VT"): (2)
                        WM VT Growth & Income Fund (7)
                             WM VT Growth Fund (5)
                      WM VT International Growth Fund (3)
                          WM VT Money Market Fund (9)
                       WM VT Small Cap Growth Fund (17)

(1) Divisions had no activity in current year.

(2) Effective January 5, 2007, WM Variable Trust was reorganized and combined with Principal Variable Contracts Fund, Inc.

(3) Effective January 5, 2007, WM VT International Growth Fund merged into Principal Diversified International Account.

(4) Effective January 5, 2007, WM VT Equity Income Fund changed its name to Principal Equity Income Account I.

(5) Effective January 5, 2007, WM VT Growth Fund merged into Principal Growth Account.

(6) Effective January 5, 2007, WM VT Income Fund changed its name to Principal Income Account.

(7) Effective January 5, 2007, WM VT Growth & Income Fund merged into Principal LargeCap Blend Account.

(8) Effective January 5, 2007, WM VT Mid Cap Stock Fund changed its name to Principal MidCap Stock Account.

(9) Effective January 5, 2007, WM VT Money Market Fund merged into Principal Money Market Account.

(10)Effective January 5, 2007, WM VT U.S. Government Securities Fund changed its name to Principal Mortgage Securities Account.

(11)Effective January 5, 2007, WM VT Balanced Portfolio changed its name to Principal SAM Balanced Portfolio.

(12)Effective January 5, 2007, WM VT Conservative Balanced Portfolio changed its name to Principal SAM Conservative Balanced Portfolio.

(13)Effective January 5, 2007, WM VT Conservative Growth Portfolio changed its name to Principal SAM Conservative Growth Portfolio.

(14)Effective January 5, 2007, WM VT Flexible Income Portfolio changed its name to Principal SAM Flexible Income Portfolio.

(15)Effective January 5, 2007, WM VT Strategic Growth Portfolio changed its name to Principal SAM Strategic Growth Portfolio.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE A - ORGANIZATION - CONTINUED

(16)Effective January 5, 2007, WM VT Short Term Income Fund changed its name to Principal Short-Term Income Account.

(17)Effective January 5, 2007, WM VT Small Cap Growth Fund merged into Principal SmallCap Growth Account.

(18)Effective January 5, 2007, WM VT West Coast Equity Fund changed its name to Principal West Coast Equity Account.

(19)Effective May 1, 2007, MFS VIT Capital Opportunities Series - Initial Class changed its name to MFS VIT Core Equity Series - Initial Class.

(20)Effective May 1, 2007, SunAmerica - SunAmerica Balanced Portfolio - Class 1 changed its name to SunAmerica Balanced Portfolio - Class 1.

(21)Effective June 1, 2007, Evergreen VA Strategic Income Fund - Class 1 changed its name to Evergreen VA Diversified Income Builder Fund - Class 1.

(22)Effective May 1, 2008, Alger American Leveraged AllCap Portfolio - Class O Shares changed its name to Alger American Capital Appreciation Portfolio - Class O Shares.

(23)Effective May 1, 2008, MFS VIT Emerging Growth Series - Initial Class changed its name to MFS VIT Growth Series - Initial Class.

(24)Effective May 1, 2008, UIF Equity Growth Portfolio - Class I Shares changed its name to UIF Capital Growth Portfolio - Class I Shares.

(25)Effective May 1, 2008, VALIC Company I changed its name to AIG Retirement Company I.

(26)Effective May 1, 2008, VALIC Company I Blue Chip Growth Fund changed its name to AIG Retirement Company I Blue Chip Growth Fund.

(27)Effective May 1, 2008, VALIC Company I Core Value Fund changed its name to AIG Retirement Company I Core Value Fund.

(28)Effective May 1, 2008, VALIC Company I Health Sciences Fund changed its name to AIG Retirement Company I Health Sciences Fund.

(29)Effective May 1, 2008, VALIC Company I International Equities Fund changed its name to AIG Retirement Company I International Equities Fund.

(30)Effective May 1, 2008, VALIC Company I Mid Cap Index Fund changed its name to AIG Retirement Company I Mid Cap Index Fund.

(31)Effective May 1, 2008, VALIC Company I Money Market I Fund changed its name to AIG Retirement Company I Money Market I Fund.

(32)Effective May 1, 2008, VALIC Company I Nasdaq-100 Index Fund changed its name to AIG Retirement Company I Nasdaq-100 Index Fund.

(33)Effective May 1, 2008, VALIC Company I Science & Technology Fund changed its name to AIG Retirement Company I Science & Technology Fund.

(34)Effective May 1, 2008, VALIC Company I Small Cap Index Fund changed its name to AIG Retirement Company I Small Cap Index Fund.

(35)Effective May 1, 2008, VALIC Company I Social Awareness Fund changed its name to AIG Retirement Company I Social Awareness Fund.

(36)Effective May 1, 2008, VALIC Company I Stock Index Fund changed its name to AIG Retirement Company I Stock Index Fund.

(37)Effective May 1, 2008, Van Kampen LIT Strategic Growth Portfolio - Class I changed its name to Van Kampen LIT Capital Growth Portfolio - Class I.

AIG SunAmerica Asset Management Corp., an affiliate of the Company, serves as the investment advisor to SunAmerica Series Trust.

The Variable Annuity Life Insurance Company, an affiliate of the Company, serves as the investment advisor to AIG Retirement Company I.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE A - ORGANIZATION - CONTINUED

In addition to the Divisions above, contract owners may allocate funds to a fixed account that is part of the Company's general account. Contract owners should refer to the appropriate contract prospectus and prospectus supplements for a complete description of the available Funds and the fixed account.

The assets of the Separate Account are segregated from the Company's other assets. The operations of the Separate Account are part of the Company.

Net purchases from the contracts are allocated to the Divisions and invested in the Funds in accordance with contract owner instructions. Net purchases are recorded as principal transactions in the Statement of Changes in Net Assets.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PRESENTATION

The accompanying financial statements of the Separate Account have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP"). The accounting principles followed by the Separate Account and the methods of applying those principles are presented below.

RECENT ACCOUNTING PRONOUNCEMENTS - In September 2006, the FASB issued FAS
No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements but does not change existing guidance about whether an instrument is carried at fair value. FAS 157 also clarifies that an issuer's credit standing should be considered when measuring liabilities at fair value. The Separate Account adopted FAS 157 on January 1, 2008, its required effective date, and it resulted in no cumulative effect to the financial statements.

FAIR VALUE MEASUREMENTS - Beginning January 1, 2008, assets and liabilities recorded at fair value in the Separate Account balance sheet are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values as discussed below. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Level 1 - Fair value measurements determined by quoted prices in active markets for identical investments. The Separate Account does not adjust the quoted price for such instruments. Level 1 assets and liabilities include government and agency securities, actively traded listed common stocks, most separate account assets and most mutual funds.

Level 2 - Fair value measurements based on observable inputs other than quoted prices included in Level 1, inputs such as quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. Level 2 assets and liabilities typically include certain government securities, most investment-grade and high-yield corporate bonds, certain asset backed securities, certain listed equities, state, municipal and provincial obligations, hybrid securities, mutual fund and derivative contracts.

Level 3 - Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. Level 3 assets and liabilities principally include fixed maturities.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PRESENTATION - CONTINUED

The Separate Account assets measured at fair value as of December 31, 2008 consist of investments in mutual funds that trade daily and are measured at fair value using end of day net asset values per share. As all assets of the account are classified as Level 1, no reconciliation of Level 3 assets and change in unrealized gains (losses) is present. See Note E - Investments for the table presenting information about assets measured at fair value at December 31, 2008.

USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the year. Actual results could differ from those estimates.

SECURITY VALUATION - The investments in shares of the Funds are stated at the net asset value of the respective portfolio as determined by the Funds, which value their securities at fair value.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions which represent purchases and sales of investments are accounted for on the trade date at fair value. Realized gains and losses from security transactions are determined on the basis of first-in first-out. Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt.

ANNUITY RESERVES - For contract owners who select a variable payout option, reserves are initially established based on estimated mortality (where applicable) and other assumptions, including provisions for the risk of adverse deviation from assumptions. The assumed interest rate used to determine annuity payments is 3.5% for all contracts except "deferred load" contracts and contracts issued prior to January 1, 1982, which have an assumed interest rate of 3.0%.

At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the Company. If there are transfers between the Company and the Account they will be disclosed as mortality reserve transfers in the Statement of Changes in Net Assets under principle transactions.

Annuity reserves are calculated according to the Progressive Annuity Table, 1983(a) Individual Mortality Table, or the Annuity 2000 Mortality Table, depending on the calendar year of annuitization.

FEDERAL INCOME TAXES - The Company is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. As a result, the Separate Account is not taxed as a "Regulated Investment Company" under subchapter M of the Internal Revenue Code. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

ACCUMULATION UNIT - This is a measuring unit used to calculate the contract owner's interest. Such units are valued on each day that the New York Stock Exchange ("NYSE") is open for business to reflect investment performance and the prorated daily deduction for mortality and expense risk charges.

NOTE C - CONTRACT CHARGES

PREMIUM TAXES - The Company will deduct premium taxes imposed by certain states from purchase payments when received; from the owner's account value at the time annuity payments begin; from the amount of any partial withdrawal; or from proceeds payable upon termination of the certificate for any other reason, including death of the owner or annuitant, or surrender of the certificate. The applicable rates currently range from 0% to 3.5%. The rates are subject to change.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE C - CONTRACT CHARGES - CONTINUED

MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGES - Deductions for administrative expenses and mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and paid to the Company from the daily net asset value of the Divisions. An annual maintenance charge may be imposed on the last day of each contract year during the accumulation period for administrative expenses with respect to each contract. The annual maintenance charge is paid by redemption of units outstanding. The annual maintenance charge is included with contract withdrawals in the Statement of Changes in Net Assets under principal transactions. A summary of these charges by contract follows:

                                                 MORTALITY AND
                                                EXPENSE RISK AND      ANNUAL
                                             ADMINISTRATIVE CHARGES MAINTENANCE
CONTRACTS                                         ANNUAL RATES        CHARGE
-------------------------------------------  ---------------------- -----------
GENERATIONS(TM)                                       1.40%             $30
Platinum Investor(R)                                  1.35%             N/A
Platinum Investor Immediate VA                        0.55%             N/A
Select Reserve                                        0.40%             N/A
VAriety Plus(R)                                       1.55%             $36
WM Advantage                                          1.40%             N/A
WM Strategic Asset Manager                            1.40%             $35
Other Separate Account D Contracts
  (deferred load)                                     1.25%             $30
Other Separate Account D Contracts (issued
  prior to Jan. 1, 1982)                              0.75%             N/A

CONTRACT FEE AND SALES CHARGE - The Platinum Investor Immediate VA allows the Company to charge a one time contract fee of $100 to cover administrative cost of issuing the contract. The Company may deduct a sales charge to cover sales expenses, including commissions under the Platinum Investor Immediate VA and Other Separate Account D Contracts (issued prior to Jan. 1, 1982). The contract fee and sales charge are deducted from the purchase payments.

TRANSFER CHARGES - The Company reserves the right to charge a $25 transfer fee for each transfer in excess of 12 during the contract year. The transfer fee is paid by redemption of units outstanding. Transfer requests are subject to the Company's published rules concerning market timing. A contract owner who violates these rules will for a period of time (typically six months), have certain restrictions placed on transfers. Transfer charges are included with net transfers from (to) other divisions or fixed rate option in the Statement of Changes in Net Assets under principal transactions.

SURRENDER CHARGE - A surrender charge may be applicable to certain withdrawal amounts and is payable to the Company. The surrender charge reimburses the Company for part of our expenses in distribution of the contracts. The surrender charge is paid by redemption of units outstanding. The surrender charges are included with contract withdrawals in the Statement of Changes in Net Assets under principal transactions.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE D - SECURITY PURCHASES AND SALES

For the year ended December 31, 2008, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                      Cost of    Proceeds
Divisions                                                            Purchases  from Sales
-------------------------------------------------------------------- ---------- ----------
AIG Retirement Company I Blue Chip Growth Fund                       $      219 $      442
AIG Retirement Company I Core Value Fund                                  3,336        176
AIG Retirement Company I Health Sciences Fund                             7,693        336
AIG Retirement Company I International Equities Fund                    157,545    190,493
AIG Retirement Company I Mid Cap Index Fund                             290,221  1,143,288
AIG Retirement Company I Money Market I Fund                          1,990,261  2,675,605
AIG Retirement Company I Nasdaq-100 Index Fund                          180,676    306,780
AIG Retirement Company I Science & Technology Fund                      140,494    238,686
AIG Retirement Company I Small Cap Index Fund                            98,262    195,231
AIG Retirement Company I Social Awareness Fund                              291         43
AIG Retirement Company I Stock Index Fund                               379,783  1,180,512
AIM V.I. Core Equity Fund - Series I                                     56,843  1,046,731
AIM V.I. International Growth Fund - Series I                            22,914    439,548
American Century VP Value Fund - Class I                                169,591    592,366
Credit Suisse Small Cap Core I Portfolio                                    965     70,354
Dreyfus IP MidCap Stock Portfolio - Initial Shares                       57,338    129,718
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares       5,223    240,504
Dreyfus VIF Developing Leaders Portfolio - Initial Shares                81,687    411,552
Dreyfus VIF Quality Bond Portfolio - Initial Shares                      99,835    944,179
Evergreen VA High Income Fund - Class 1                                 584,005     26,844
Fidelity VIP Asset Manager Portfolio - Initial Class                     17,241      2,222
Fidelity VIP Asset Manager Portfolio - Service Class 2                   68,883    211,967
Fidelity VIP Contrafund Portfolio - Service Class 2                      71,221  1,075,871
Fidelity VIP Equity-Income Portfolio - Service Class 2                   28,202  1,025,262
Fidelity VIP Growth Portfolio - Service Class 2                           6,881    553,086
Fidelity VIP Index 500 Portfolio - Initial Class                          1,295      1,333
Fidelity VIP Overseas Portfolio - Initial Class                           5,240      1,368
Franklin Templeton Templeton Foreign Securities Fund - Class 2           71,589    265,607
Franklin Templeton Templeton Global Asset Allocation Fund - Class 2     137,172    376,271
Goldman Sachs VIT Capital Growth Fund - Institutional Shares                 61     21,483
Janus Aspen International Growth Portfolio - Service Shares              69,657    188,899
Janus Aspen Mid Cap Growth Portfolio - Service Shares                    30,682    116,596
Janus Aspen Worldwide Growth Portfolio - Service Shares                   2,007    108,764
JPMorgan Small Company Portfolio                                         18,230     34,741
MFS VIT Core Equity Series - Initial Class                                4,989    327,089
MFS VIT Growth Series - Initial Class                                    10,789    754,654
MFS VIT New Discovery Series - Initial Class                             46,101    155,559
MFS VIT Research Series - Initial Class                                   2,954    232,177
Neuberger Berman AMT Balanced Portfolio - Class I                           345        141
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I                   3,120     98,251
PIMCO VIT Real Return Portfolio - Administrative Class                  287,217    768,070
PIMCO VIT Short-Term Portfolio - Administrative Class                    18,446    155,056
PIMCO VIT Total Return Portfolio - Administrative Class                  95,403  1,334,787
Pioneer Fund VCT Portfolio - Class I                                     25,965    252,436
Pioneer Growth Opportunities VCT Portfolio - Class I                     79,217    388,183

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE D - SECURITY PURCHASES AND SALES - CONTINUED

For the year ended December 31, 2008, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                             Cost of    Proceeds
Divisions                                                   Purchases  from Sales
---------------------------------------------------------- ----------- -----------
Principal Diversified International Account                $ 1,473,647 $ 1,997,073
Principal Equity Income Account I                            1,683,260   9,095,056
Principal Growth Account                                       364,107   7,977,601
Principal Income Account                                     1,923,781   5,691,123
Principal LargeCap Blend Account                             7,530,029   8,634,467
Principal MidCap Stock Account                                 766,884   2,182,400
Principal Money Market Account                              12,963,072  13,588,426
Principal Mortgage Securities Account                          744,117   5,146,236
Principal SAM Balanced Portfolio                            18,397,331  65,671,480
Principal SAM Conservative Balanced Portfolio                  883,311   3,348,983
Principal SAM Conservative Growth Portfolio                 10,362,365  41,695,890
Principal SAM Flexible Income Portfolio                      4,185,777  12,522,477
Principal SAM Strategic Growth Portfolio                     4,800,410  13,659,024
Principal Short-Term Income Account                            424,966   1,649,203
Principal SmallCap Growth Account                               76,954   1,396,280
Principal West Coast Equity Account                          1,292,343   7,027,574
Putnam VT Growth and Income Fund - Class IB                    222,262     475,317
Putnam VT International Growth and Income Fund - Class IB       84,893     200,930
Royce Small-Cap Portfolio                                      140,377      26,474
UIF Capital Growth Portfolio - Class I Shares                  158,060   1,446,353
UIF Core Plus Fixed Income Portfolio - Class I Shares          357,166   1,014,713
UIF Emerging Markets Equity Portfolio - Class I Shares         696,644     621,495
UIF Global Value Equity Portfolio - Class I Shares             945,936     852,334
UIF High Yield Portfolio - Class I Shares                      303,792     800,074
UIF International Magnum Portfolio - Class I Shares            351,845     496,498
UIF U.S. Mid Cap Value Portfolio - Class I Shares            2,664,723   1,621,875
UIF U.S. Real Estate Portfolio - Class I Shares                946,749     680,533
UIF Value Portfolio - Class I Shares                         1,062,389   1,706,162
Van Kampen Comstock Fund                                       140,923     731,177
Van Kampen Corporate Bond Fund                                   7,203      34,360
Van Kampen High Yield Fund                                     298,724     482,440
Van Kampen LIT Capital Growth Portfolio - Class I               47,509   1,509,586
Van Kampen LIT Enterprise Portfolio - Class I                  159,225   1,764,115
Van Kampen LIT Government Portfolio - Class I                  603,212   1,898,517
Van Kampen LIT Growth and Income Portfolio - Class I         1,539,388   6,704,946
Van Kampen LIT Money Market Portfolio - Class I              1,659,675   2,535,899
Van Kampen Reserve Fund                                          4,544      11,726

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE E - INVESTMENTS

The following is a summary of fund shares owned as of December 31, 2008.

                                                                       Net Asset Value Value of Shares Cost of Shares
Divisions                                                     Shares      Per Share     at Fair Value       Held      Level (a)
------------------------------------------------------------ --------- --------------- --------------- -------------- ---------
AIG Retirement Company I Blue Chip Growth Fund                  12,334     $ 6.28        $   77,456      $  115,584       1
AIG Retirement Company I Core Value Fund                         5,229       6.52            34,092          55,265       1
AIG Retirement Company I Health Sciences Fund                    9,814       6.95            68,204          99,262       1
AIG Retirement Company I International Equities Fund            57,241       4.80           274,756         493,299       1
AIG Retirement Company I Mid Cap Index Fund                     99,118      12.31         1,220,138       2,072,902       1
AIG Retirement Company I Money Market I Fund                 6,872,828       1.00         6,872,828       6,872,828       1
AIG Retirement Company I Nasdaq-100 Index Fund                  34,630       3.25           112,548         176,823       1
AIG Retirement Company I Science & Technology Fund              11,115       7.94            88,255         145,569       1
AIG Retirement Company I Small Cap Index Fund                   25,639       9.28           237,927         406,516       1
AIG Retirement Company I Social Awareness Fund                     190      10.42             1,984           3,938       1
AIG Retirement Company I Stock Index Fund                       84,894      18.59         1,578,186       2,576,581       1
AIM V.I. Core Equity Fund - Series I                            66,179      19.75         1,307,043       1,658,402       1
AIM V.I. International Growth Fund - Series I                   26,520      19.49           516,881         614,316       1
American Century VP Value Fund - Class I                       109,825       4.68           513,981         791,609       1
Credit Suisse Small Cap Core I Portfolio                        10,223      10.11           103,356         151,647       1
Dreyfus IP MidCap Stock Portfolio - Initial Shares              22,787       7.85           178,879         357,031       1
The Dreyfus Socially Responsible Growth Fund, Inc. -
  Initial Shares                                                22,085      19.86           438,602         546,489       1
Dreyfus VIF Developing Leaders Portfolio - Initial Shares       29,488      19.01           560,561       1,061,432       1
Dreyfus VIF Quality Bond Portfolio - Initial Shares            147,748      10.11         1,493,737       1,670,725       1
Evergreen VA High Income Fund - Class 1                        703,923       6.29         4,427,678       6,685,476       1
Fidelity VIP Asset Manager Portfolio - Initial Class            10,173      10.31           104,886         144,575       1
Fidelity VIP Asset Manager Portfolio - Service Class 2          16,514      10.15           167,617         237,457       1
Fidelity VIP Contrafund Portfolio - Service Class 2             47,532      15.14           719,632       1,374,089       1
Fidelity VIP Equity-Income Portfolio - Service Class 2          48,533      13.00           630,934       1,165,003       1
Fidelity VIP Growth Portfolio - Service Class 2                 17,024      23.31           396,830         546,333       1
Fidelity VIP Index 500 Portfolio - Initial Class                   291      99.19            28,899          37,466       1
Fidelity VIP Overseas Portfolio - Initial Class                  1,971      12.17            23,990          34,354       1
Franklin Templeton Templeton Foreign Securities Fund -
  Class 2                                                       25,037      10.76           269,398         396,252       1
Franklin Templeton Templeton Global Asset Allocation Fund -
  Class 2                                                       36,539       8.47           309,489         472,722       1
Goldman Sachs VIT Capital Growth Fund - Institutional Shares     4,368       7.40            32,327          41,166       1
Janus Aspen International Growth Portfolio - Service Shares      7,932      26.01           206,303         343,856       1
Janus Aspen Mid Cap Growth Portfolio - Service Shares           10,187      20.70           210,872         220,659       1
Janus Aspen Worldwide Growth Portfolio - Service Shares          4,759      19.10            90,899         118,260       1
JPMorgan Small Company Portfolio                                11,951       9.84           117,599         198,904       1
MFS VIT Core Equity Series - Initial Class                      24,001      10.38           249,126         270,414       1
MFS VIT Growth Series - Initial Class                           53,991      15.62           843,339         843,230       1
MFS VIT New Discovery Series - Initial Class                    12,759       8.23           105,010         183,921       1
MFS VIT Research Series - Initial Class                         10,634      12.90           137,185         154,562       1
Neuberger Berman AMT Balanced Portfolio - Class I                  860       7.58             6,521           7,855       1
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I          9,084      16.14           146,617         174,506       1
PIMCO VIT Real Return Portfolio - Administrative Class          79,247      11.26           892,325         997,617       1
PIMCO VIT Short-Term Portfolio - Administrative Class           30,107       9.62           289,625         302,464       1
PIMCO VIT Total Return Portfolio - Administrative Class         95,491      10.31           984,514         982,871       1
Pioneer Fund VCT Portfolio - Class I                            15,572      15.94           248,211         322,201       1
Pioneer Growth Opportunities VCT Portfolio - Class I            30,068      13.24           398,100         697,617       1

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE E - INVESTMENTS - CONTINUED

The following is a summary of fund shares owned as of December 31, 2008.

                                                                     Net Asset Value Value of Shares Cost of Shares
Divisions                                                   Shares      Per Share     at Fair Value       Held      Level (a)
---------------------------------------------------------- --------- --------------- --------------- -------------- ---------
Principal Diversified International Account                  334,524     $ 9.25        $ 3,094,348    $ 6,519,474       1
Principal Equity Income Account I                            530,643      11.60          6,155,459      9,444,618       1
Principal Growth Account                                   1,112,870      10.14         11,284,500     16,189,076       1
Principal Income Account                                     748,007       9.36          7,001,344      7,720,589       1
Principal LargeCap Blend Account                           1,786,570       4.88          8,718,464     17,073,651       1
Principal MidCap Stock Account                               167,683       8.08          1,354,879      2,473,953       1
Principal Money Market Account                             6,076,634       1.00          6,076,634      6,076,634       1
Principal Mortgage Securities Account                        619,027      10.28          6,363,593      6,402,421       1
Principal SAM Balanced Portfolio                           4,804,114      11.95         57,409,165     72,014,305       1
Principal SAM Conservative Balanced Portfolio                337,104       9.49          3,199,113      3,991,776       1
Principal SAM Conservative Growth Portfolio                3,161,699      12.34         39,015,361     48,581,452       1
Principal SAM Flexible Income Portfolio                      949,682      10.58         10,047,634     12,727,589       1
Principal SAM Strategic Growth Portfolio                     983,032      12.28         12,071,632     16,146,358       1
Principal Short-Term Income Account                        1,141,778       2.41          2,751,685      2,883,305       1
Principal SmallCap Growth Account                            444,258       6.68          2,967,640      4,728,189       1
Principal West Coast Equity Account                          347,956      15.05          5,236,736      7,287,575       1
Putnam VT Growth and Income Fund - Class IB                   49,379      11.47            566,375      1,094,981       1
Putnam VT International Growth and Income Fund - Class IB     26,817       7.14            191,473        416,537       1
Royce Small-Cap Portfolio                                    194,282       6.42          1,247,290      1,522,533       1
UIF Capital Growth Portfolio - Class I Shares                215,997      10.19          2,201,009      3,052,647       1
UIF Core Plus Fixed Income Portfolio - Class I Shares        111,181       9.91          1,101,802      1,237,781       1
UIF Emerging Markets Equity Portfolio - Class I Shares       118,290       7.66            906,099      1,843,618       1
UIF Global Value Equity Portfolio - Class I Shares           269,158       6.75          1,816,817      3,252,404       1
UIF High Yield Portfolio - Class I Shares                    141,728       9.06          1,284,056      1,808,393       1
UIF International Magnum Portfolio - Class I Shares          171,892       6.86          1,179,182      1,980,389       1
UIF U.S. Mid Cap Value Portfolio - Class I Shares            547,794       7.69          4,212,539      7,459,040       1
UIF U.S. Real Estate Portfolio - Class I Shares              138,526       8.21          1,137,301      2,389,704       1
UIF Value Portfolio - Class I Shares                         417,551       6.69          2,793,414      5,085,188       1
Van Kampen Comstock Fund                                     252,896      10.85          2,743,917      4,037,141       1
Van Kampen Corporate Bond Fund                                18,726       5.70            106,739        122,332       1
Van Kampen High Yield Fund                                   381,014       7.27          2,769,969      4,170,569       1
Van Kampen LIT Capital Growth Portfolio - Class I            212,017      17.10          3,625,498      7,310,217       1
Van Kampen LIT Enterprise Portfolio - Class I                608,364       9.87          6,004,551     10,366,130       1
Van Kampen LIT Government Portfolio - Class I                436,597       9.28          4,051,619      4,011,455       1
Van Kampen LIT Growth and Income Portfolio - Class I       1,041,064      13.74         14,304,213     18,005,172       1
Van Kampen LIT Money Market Portfolio - Class I            3,269,200       1.00          3,269,200      3,269,200       1
Van Kampen Reserve Fund                                      236,472       1.00            236,472        236,472       1

(a)Represents the level within the fair value hierarchy under which the portfolio is classified as defined in FAS 157 and described in Note B to the financial statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS

Summary of Changes in Units for the year ended December 31, 2008.

                                                             Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                    Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
-----------------------------------------------------------  ------------ -------------- ------------- ------------- ------------
AIG Retirement Company I Blue Chip Growth Fund
   Select Reserve                                                   --             --         --            --               --
AIG Retirement Company I Core Value Fund
   Select Reserve                                                   --             --         --            --               --
AIG Retirement Company I Health Sciences Fund
   Select Reserve                                                   --             --         --            --               --
AIG Retirement Company I International Equities Fund
   Platinum Investor                                             1,159         (9,279)        --            --           (8,120)
   Select Reserve                                                   --             --         --            --               --
   VAriety Plus                                                     --            (83)        --            --              (83)
AIG Retirement Company I Mid Cap Index Fund
   Platinum Investor                                                44        (57,123)        --            --          (57,079)
   Select Reserve                                                   --         (1,472)        --            --           (1,472)
AIG Retirement Company I Money Market I Fund
   Platinum Investor                                            48,635        (89,798)        --            --          (41,163)
   Select Reserve                                                   --        (48,686)        --            --          (48,686)
AIG Retirement Company I Nasdaq-100 Index Fund
   Platinum Investor                                                --        (26,262)        --            --          (26,262)
AIG Retirement Company I Science & Technology Fund
   Platinum Investor                                                --        (24,939)        --            --          (24,939)
AIG Retirement Company I Small Cap Index Fund
   Platinum Investor                                             1,169        (10,499)        --            --           (9,330)
AIG Retirement Company I Social Awareness Fund
   VAriety Plus                                                     --             (1)        --            --               (1)
AIG Retirement Company I Stock Index Fund
   Platinum Investor                                               430       (105,936)        --            --         (105,506)
   Select Reserve                                                   --         (2,048)        --            --           (2,048)
   VAriety Plus                                                     --        (16,152)        --            --          (16,152)
AIM V.I. Core Equity Fund - Series I
   Platinum Investor                                                 4        (95,796)        --            --          (95,792)
AIM V.I. International Growth Fund - Series I
   Platinum Investor                                                 6        (28,381)        --            --          (28,375)
American Century VP Value Fund - Class I
   Platinum Investor                                                18        (37,983)        --            --          (37,965)
Credit Suisse Small Cap Core I Portfolio
   Platinum Investor                                                --         (9,766)        --            --           (9,766)
Dreyfus IP MidCap Stock Portfolio - Initial Shares
   Platinum Investor                                                --        (10,878)        --            --          (10,878)
The Dreyfus Socially Responsible Growth Fund, Inc. -
  Initial Shares
   Platinum Investor                                                --        (30,442)        --            --          (30,442)
Dreyfus VIF Developing Leaders Portfolio - Initial Shares
   Platinum Investor                                               140        (36,593)        --            --          (36,453)
Dreyfus VIF Quality Bond Portfolio - Initial Shares
   Platinum Investor                                                99        (66,315)        --            --          (66,216)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2008.

                                                             Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                    Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
------------------------------------------------------------ ------------ -------------- ------------- ------------- ------------
Evergreen VA High Income Fund - Class 1
   Select Reserve                                                   --          (814)         --            --            (814)
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                                     --           (48)         --            --             (48)
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor                                             1,272       (16,796)         --            --         (15,524)
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                               502       (79,779)         --            --         (79,277)
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                                23       (84,896)         --            --         (84,873)
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                                35       (82,259)         --            --         (82,224)
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                                     --          (227)         --            --            (227)
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                                     --          (264)         --            --            (264)
Franklin Templeton Templeton Foreign Securities Fund -
  Class 2
   Platinum Investor                                               490       (18,592)         --            --         (18,102)
Franklin Templeton Templeton Global Asset Allocation Fund -
  Class 2
   Platinum Investor                                                 3       (22,132)         --            --         (22,129)
Goldman Sachs VIT Capital Growth Fund - Institutional Shares
   Platinum Investor                                                --        (2,332)         --            --          (2,332)
Janus Aspen International Growth Portfolio - Service Shares
   Platinum Investor                                                63       (11,401)         --            --         (11,338)
Janus Aspen Mid Cap Growth Portfolio - Service Shares
   Platinum Investor                                                47       (14,653)         --            --         (14,606)
Janus Aspen Worldwide Growth Portfolio - Service Shares
   Platinum Investor                                                 7       (15,066)         --            --         (15,059)
JPMorgan Small Company Portfolio
   Platinum Investor                                                42        (3,207)         --            --          (3,165)
MFS VIT Core Equity Series - Initial Class
   Platinum Investor                                               132       (45,717)         --            --         (45,585)
MFS VIT Growth Series - Initial Class
   Platinum Investor                                                76       (75,868)         --            --         (75,792)
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                                --       (17,649)         --            --         (17,649)
MFS VIT Research Series - Initial Class
   Platinum Investor                                                --       (26,526)         --            --         (26,526)
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                                     --            (2)         --            --              (2)
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor                                                 7       (12,739)         --            --         (12,732)
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor                                            14,097       (45,566)         --            --         (31,469)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2008.

                                                             Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                    Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
-----------------------------------------------------------  ------------ -------------- ------------- ------------- ------------
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor                                                 --        (12,509)       --               --        (12,509)
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor                                                209        (90,185)       --               --        (89,976)
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor                                                 --        (22,128)       --               --        (22,128)
Pioneer Growth Opportunities VCT Portfolio - Class I
   Platinum Investor                                                164        (39,884)       --               --        (39,720)
Principal Diversified International Account
   WM Advantage                                                     272       (532,760)       --             (279)      (532,767)
   WM Strategic Asset Manager                                        72       (132,697)       --               --       (132,625)
Principal Equity Income Account I
   WM Advantage                                                      --       (180,627)       --               --       (180,627)
   WM Strategic Asset Manager                                     1,346       (926,988)       --               --       (925,642)
Principal Growth Account
   WM Advantage                                                   1,508       (889,877)       --             (103)      (888,472)
   WM Strategic Asset Manager                                     1,083       (690,300)       --               --       (689,217)
Principal Income Account
   WM Advantage                                                   3,721       (851,037)       --             (401)      (847,717)
   WM Strategic Asset Manager                                       161       (379,246)       --               --       (379,085)
Principal LargeCap Blend Account
   WM Advantage                                                      --       (821,850)       --               --       (821,850)
   WM Strategic Asset Manager                                       317     (1,001,695)       --               --     (1,001,378)
Principal MidCap Stock Account
   WM Advantage                                                      --       (159,420)       --               --       (159,420)
   WM Strategic Asset Manager                                       134       (218,532)       --               --       (218,398)
Principal Money Market Account
   WM Advantage                                               1,918,783     (1,767,457)       --               --        151,326
   WM Strategic Asset Manager                                 2,016,534     (2,164,397)       --               --       (147,863)
Principal Mortgage Securities Account
   WM Advantage                                                      --       (690,900)       --             (410)      (691,310)
   WM Strategic Asset Manager                                       167       (502,280)       --               --       (502,113)
Principal SAM Balanced Portfolio
   WM Advantage                                                   1,804     (1,850,619)       --          (36,840)    (1,885,655)
   WM Strategic Asset Manager                                     1,895     (6,369,002)       --               --     (6,367,107)
Principal SAM Conservative Balanced Portfolio
   WM Advantage                                                  28,163        (10,108)       --               --         18,055
   WM Strategic Asset Manager                                       132       (432,950)       --               --       (432,818)
Principal SAM Conservative Growth Portfolio
   WM Advantage                                                      --     (3,191,029)       --               --     (3,191,029)
   WM Strategic Asset Manager                                       493     (3,628,665)       --               --     (3,628,172)
Principal SAM Flexible Income Portfolio
   WM Advantage                                                      --       (168,114)       --               --       (168,114)
   WM Strategic Asset Manager                                        --     (1,343,173)       --               --     (1,343,173)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2008.

                                                             Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                    Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
-----------------------------------------------------------  ------------ -------------- ------------- ------------- ------------
Principal SAM Strategic Growth Portfolio
   WM Advantage                                                     --        (115,221)       --             --         (115,221)
   WM Strategic Asset Manager                                    3,938      (1,245,002)       --             --       (1,241,064)
Principal Short-Term Income Account
   WM Advantage                                                110,765        (544,794)       --             --         (434,029)
   WM Strategic Asset Manager                                       --         (86,643)       --             --          (86,643)
Principal SmallCap Growth Account
   WM Advantage                                                     --        (425,619)       --           (205)        (425,824)
   WM Strategic Asset Manager                                      327        (103,115)       --             --         (102,788)
Principal West Coast Equity Account
   WM Advantage                                                     --        (149,917)       --             --         (149,917)
   WM Strategic Asset Manager                                    1,706        (599,642)       --             --         (597,936)
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                               411         (49,227)       --             --          (48,816)
Putnam VT International Growth and Income Fund - Class IB
   Platinum Investor                                                --         (13,746)       --             --          (13,746)
Royce Small-Cap Portfolio
   Select Reserve                                                   --          (1,702)       --             --           (1,702)
UIF Capital Growth Portfolio - Class I Shares
   GENERATIONS                                                      --        (137,859)       --             --         (137,859)
   Platinum Investor                                               142         (25,114)       --             --          (24,972)
UIF Core Plus Fixed Income Portfolio - Class I Shares
   GENERATIONS                                                   2,800         (98,146)       --             --          (95,346)
UIF Emerging Markets Equity Portfolio - Class I Shares
   GENERATIONS                                                     446         (50,759)       --             --          (50,313)
UIF Global Value Equity Portfolio - Class I Shares
   GENERATIONS                                                     130         (94,162)       --             --          (94,032)
UIF High Yield Portfolio - Class I Shares
   GENERATIONS                                                  12,595         (71,376)       --             --          (58,781)
   Platinum Investor                                                --         (23,153)       --             --          (23,153)
UIF International Magnum Portfolio - Class I Shares
   GENERATIONS                                                     513         (65,235)       --             --          (64,722)
UIF U.S. Mid Cap Value Portfolio - Class I Shares
   GENERATIONS                                                  11,208         (75,646)       --             --          (64,438)
UIF U.S. Real Estate Portfolio - Class I Shares
   GENERATIONS                                                       1         (26,327)       --             --          (26,326)
UIF Value Portfolio - Class I Shares
   GENERATIONS                                                     542        (202,696)       --             --         (202,154)
Van Kampen Comstock Fund
   Other Contracts                                                  --         (23,995)       --           (184)         (24,179)
Van Kampen Corporate Bond Fund
   Other Contracts                                                  --          (4,984)       --             --           (4,984)
Van Kampen High Yield Fund
   Other Contracts                                                 315         (80,544)       --             --          (80,229)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2008.

                                                             Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                    Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
-----------------------------------------------------------  ------------ -------------- ------------- ------------- ------------
Van Kampen LIT Capital Growth Portfolio - Class I
   GENERATIONS                                                     214       (119,935)         --         (2,482)      (122,203)
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                                     182        (65,896)         --             --        (65,714)
   Other Contracts (Deferred Load, Non-Qualified)                   --        (83,200)         --             --        (83,200)
   Other Contracts (Non-Qualified)                               1,829             --          --             --          1,829
   VAriety Plus                                                     --        (17,473)         --             --        (17,473)
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                                       1        (84,168)         --             --        (84,167)
   Other Contracts (Deferred Load, Non-Qualified)                   --        (61,148)         --             --        (61,148)
   Other Contracts (Deferred Load, Qualified)                       --             --          --           (700)          (700)
   Other Contracts (Non-Qualified)                                  --           (448)         --             --           (448)
   VAriety Plus                                                     --        (13,053)         --             --        (13,053)
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                                   1,206       (548,430)         --             --       (547,224)
   Platinum Investor                                                52        (18,158)         --             --        (18,106)
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                                 105,361       (183,382)         --             --        (78,021)
   Other Contracts (Deferred Load, Non-Qualified)                   --        (72,231)        210         (2,781)       (74,802)
   Other Contracts (Deferred Load, Qualified)                       --             --          --            (71)           (71)
   Other Contracts (Non-Qualified)                              29,326         (8,747)         --             --         20,579
Van Kampen Reserve Fund
   Other Contracts                                                  --         (1,494)         53           (702)        (2,143)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2007.

                                                             Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                    Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
------------------------------------------------------------ ------------ -------------- ------------- ------------- ------------
AIM V.I. Core Equity Fund - Series I
   Platinum Investor                                              481        (185,692)        --            --         (185,211)
AIM V.I. International Growth Fund - Series I
   Platinum Investor                                            4,689         (62,694)        --            --          (58,005)
American Century VP Value Fund - Class I
   Platinum Investor                                              237         (46,746)        --            --          (46,509)
Credit Suisse Small Cap Core I Portfolio
   Platinum Investor                                               90          (5,699)        --            --           (5,609)
Dreyfus IP MidCap Stock Portfolio - Initial Shares
   Platinum Investor                                               --         (22,286)        --            --          (22,286)
The Dreyfus Socially Responsible Growth Fund, Inc. -
  Initial Shares
   Platinum Investor                                                3         (82,012)        --            --          (82,009)
Dreyfus VIF Developing Leaders Portfolio - Initial Shares
   Platinum Investor                                              348         (75,091)        --            --          (74,743)
Dreyfus VIF Quality Bond Portfolio - Initial Shares
   Platinum Investor                                            1,197        (106,175)        --            --         (104,978)
Evergreen VA High Income Fund - Class 1
   Select Reserve                                                  --              --         --            --               --
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                                    --             (42)        --            --              (42)
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor                                              208         (38,911)        --            --          (38,703)
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                            1,531         (67,872)        --            --          (66,341)
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                            3,820         (79,516)        --            --          (75,696)
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                              121         (93,907)        --            --          (93,786)
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                                    --             (64)        --            --              (64)
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                                    --             (68)        --            --              (68)
Franklin Templeton Templeton Foreign Securities Fund -
  Class 2
   Platinum Investor                                                2         (36,226)        --            --          (36,224)
Franklin Templeton Templeton Global Asset Allocation Fund -
  Class 2
   Platinum Investor                                               29         (22,123)        --            --          (22,094)
Goldman Sachs VIT Capital Growth Fund - Institutional Shares
   Platinum Investor                                               --          (3,610)        --            --           (3,610)
Janus Aspen International Growth Portfolio - Service Shares
   Platinum Investor                                               58         (12,013)        --            --          (11,955)
Janus Aspen Mid Cap Growth Portfolio - Service Shares
   Platinum Investor                                               89         (39,968)        --            --          (39,879)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2007.

                                                             Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                    Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
-----------------------------------------------------------  ------------ -------------- ------------- ------------- ------------
Janus Aspen Worldwide Growth Portfolio - Service Shares
   Platinum Investor                                                 13        (26,370)        --            --         (26,357)
JPMorgan Small Company Portfolio
   Platinum Investor                                                 37        (11,824)        --            --         (11,787)
MFS VIT Core Equity Series - Initial Class
   Platinum Investor                                                141        (58,993)        --            --         (58,852)
MFS VIT Emerging Growth Series - Initial Class
   Platinum Investor                                                427       (130,668)        --            --        (130,241)
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                                  4        (20,349)        --            --         (20,345)
MFS VIT Research Series - Initial Class
   Platinum Investor                                                 --        (31,373)        --            --         (31,373)
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                                      --             (1)        --            --              (1)
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor                                                445        (31,632)        --            --         (31,187)
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor                                                564        (85,578)        --            --         (85,014)
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor                                                747        (46,767)        --            --         (46,020)
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor                                              2,049        (86,025)        --            --         (83,976)
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor                                                126        (38,989)        --            --         (38,863)
Pioneer Growth Opportunities VCT Portfolio - Class I
   Platinum Investor                                                458        (55,649)        --            --         (55,191)
Principal Diversified International Account
   WM Advantage                                               2,844,365       (507,450)       859          (289)      2,337,485
   WM Strategic Asset Manager                                   458,938       (145,552)        --            --         313,386
Principal Equity Income Account I
   WM Advantage                                                      --       (254,864)        --            --        (254,864)
   WM Strategic Asset Manager                                     5,784       (743,842)        --            --        (738,058)
Principal Growth Account
   WM Advantage                                               4,904,349       (873,145)       394          (106)      4,031,492
   WM Strategic Asset Manager                                 2,462,209       (812,964)        --            --       1,649,245
Principal Income Account
   WM Advantage                                                   2,324       (884,653)        --          (415)       (882,744)
   WM Strategic Asset Manager                                    22,014       (359,875)        --            --        (337,861)
Principal LargeCap Blend Account
   WM Advantage                                               3,882,809       (832,987)        --            --       3,049,822
   WM Strategic Asset Manager                                 3,183,711     (1,198,166)        --            --       1,985,545
Principal MidCap Stock Account
   WM Advantage                                                      --       (140,820)        --            --        (140,820)
   WM Strategic Asset Manager                                       342       (207,718)        --            --        (207,376)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2007.

                                                             Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                    Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
-----------------------------------------------------------  ------------ -------------- ------------- ------------- ------------
Principal Money Market Account
   WM Advantage                                               1,141,643        (82,843)        --              --      1,058,800
   WM Strategic Asset Manager                                 1,472,663       (620,186)        --              --        852,477
Principal Mortgage Securities Account
   WM Advantage                                                   1,310       (963,753)        --            (424)      (962,867)
   WM Strategic Asset Manager                                       178       (488,366)        --              --       (488,188)
Principal SAM Balanced Portfolio
   WM Advantage                                                   5,129     (2,402,561)        --         (38,133)    (2,435,565)
   WM Strategic Asset Manager                                    10,262     (6,832,466)        --              --     (6,822,204)
Principal SAM Conservative Balanced Portfolio
   WM Advantage                                                   7,643        (34,949)        --              --        (27,306)
   WM Strategic Asset Manager                                        --       (584,319)        --              --       (584,319)
Principal SAM Conservative Growth Portfolio
   WM Advantage                                                    (229)    (2,961,552)        --              --     (2,961,781)
   WM Strategic Asset Manager                                     1,671     (4,751,673)        --              --     (4,750,002)
Principal SAM Flexible Income Portfolio
   WM Advantage                                                   7,427       (104,539)        --              --        (97,112)
   WM Strategic Asset Manager                                    38,039     (1,368,704)        --              --     (1,330,665)
Principal SAM Strategic Growth Portfolio
   WM Advantage                                                      --       (123,101)        --              --       (123,101)
   WM Strategic Asset Manager                                     3,782     (1,426,480)        --              --     (1,422,698)
Principal Short-Term Income Account
   WM Advantage                                                     779       (499,663)        --              --       (498,884)
   WM Strategic Asset Manager                                        --        (99,324)        --              --        (99,324)
Principal SmallCap Growth Account
   WM Advantage                                               2,681,726       (428,082)       614            (212)     2,254,046
   WM Strategic Asset Manager                                   475,940       (177,293)        --              --        298,647
Principal West Coast Equity Account
   WM Advantage                                                      --       (111,842)        --              --       (111,842)
   WM Strategic Asset Manager                                     1,988       (545,369)        --              --       (543,381)
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                                323        (66,914)        --              --        (66,591)
Putnam VT International Growth and Income Fund - Class IB
   Platinum Investor                                                  3        (27,294)        --              --        (27,291)
Royce Small-Cap Portfolio
   Select Reserve                                                    --             --         --              --             --
UIF Core Plus Fixed Income Portfolio - Class I Shares
   GENERATIONS                                                   13,240        (81,013)        --              --        (67,773)
UIF Emerging Markets Equity Portfolio - Class I Shares
   GENERATIONS                                                   12,353        (57,274)        --              --        (44,921)
UIF Equity Growth Portfolio - Class I Shares
   GENERATIONS                                                       --       (159,349)        --              --       (159,349)
   Platinum Investor                                                305        (43,064)        --              --        (42,759)
UIF Global Value Equity Portfolio - Class I Shares
   GENERATIONS                                                   18,823        (93,248)        --              --        (74,425)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2007.

                                                             Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                    Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
-----------------------------------------------------------  ------------ -------------- ------------- ------------- ------------
UIF High Yield Portfolio - Class I Shares
   GENERATIONS                                                     170       (117,798)         --            --        (117,628)
   Platinum Investor                                               162        (24,035)         --            --         (23,873)
UIF International Magnum Portfolio - Class I Shares
   GENERATIONS                                                   2,484       (111,041)         --            --        (108,557)
UIF U.S. Mid Cap Value Portfolio - Class I Shares
   GENERATIONS                                                     338       (193,972)         --            --        (193,634)
UIF U.S. Real Estate Portfolio - Class I Shares
   GENERATIONS                                                      23        (40,749)         --            --         (40,726)
UIF Value Portfolio - Class I Shares
   GENERATIONS                                                     209       (211,196)         --            --        (210,987)
VALIC Company I Blue Chip Growth Fund
   Select Reserve                                                1,765             --          --            --           1,765
VALIC Company I Core Value Fund
   Select Reserve                                                   --             --          --            --              --
VALIC Company I Health Sciences Fund
   Select Reserve                                                1,696             --          --            --           1,696
VALIC Company I International Equities Fund
   Platinum Investor                                                68        (23,151)         --            --         (23,083)
   Select Reserve                                                1,373             (1)         --            --           1,372
   VAriety Plus                                                  2,481            (65)         --            --           2,416
VALIC Company I Mid Cap Index Fund
   Platinum Investor                                               199        (70,552)         --            --         (70,353)
   Select Reserve                                                   --         (3,974)         --            --          (3,974)
VALIC Company I Money Market I Fund
   Platinum Investor                                            30,088        (74,015)         --            --         (43,927)
   Select Reserve                                                   75         (9,701)         --            --          (9,626)
VALIC Company I Nasdaq-100 Index Fund
   Platinum Investor                                             8,557        (21,935)         --            --         (13,378)
VALIC Company I Science & Technology Fund
   Platinum Investor                                            24,154        (36,150)         --            --         (11,996)
VALIC Company I Small Cap Index Fund
   Platinum Investor                                                 3        (14,283)         --            --         (14,280)
VALIC Company I Social Awareness Fund
   VAriety Plus                                                     --             (1)         --            --              (1)
VALIC Company I Stock Index Fund
   Platinum Investor                                               765       (162,834)         --            --        (162,069)
   Select Reserve                                                   --           (183)         --            --            (183)
   VAriety Plus                                                     --         (2,314)         --            --          (2,314)
Van Kampen Comstock Fund
   Other Contracts                                                  --         (7,640)        417          (189)         (7,412)
Van Kampen Corporate Bond Fund
   Other Contracts                                                  --             --          --            --              --
Van Kampen High Yield Fund
   Other Contracts                                                 286        (59,302)         --            --         (59,016)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2007.

                                                             Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                    Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
-----------------------------------------------------------  ------------ -------------- ------------- ------------- ------------
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                                     280        (121,606)         --            --        (121,326)
   Other Contracts (Deferred Load, Non-Qualified)                   --         (57,604)         --            --         (57,604)
   Other Contracts (Non-Qualified)                                  --              --          --            --              --
   VAriety Plus                                                  1,327          (2,261)         --            --            (934)
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                                   1,470         (99,566)         --            --         (98,096)
   Other Contracts (Deferred Load, Non-Qualified)                  874         (11,938)         --            --         (11,064)
   Other Contracts (Deferred Load, Qualified)                       --              --       1,726          (721)          1,005
   Other Contracts (Non-Qualified)                                  --          (1,528)         --            --          (1,528)
   VAriety Plus                                                     --            (311)         --            --            (311)
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                                   1,338        (750,773)         --            --        (749,435)
   Platinum Investor                                               115         (46,687)         --            --         (46,572)
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                                  71,883        (106,976)         --            --         (35,093)
   Other Contracts (Deferred Load, Non-Qualified)                   --         (32,828)      3,199        (3,345)        (32,974)
   Other Contracts (Deferred Load, Qualified)                       --              --         187           (18)            169
   Other Contracts (Non-Qualified)                                  --              --          --            --              --
Van Kampen LIT Strategic Growth Portfolio - Class I
   GENERATIONS                                                     321        (214,670)         --        (2,570)       (216,919)
Van Kampen Reserve Fund
   Other Contracts                                                  --          (5,898)      2,070          (668)         (4,496)
WM VT Growth & Income Fund
   WM Advantage                                                     --      (3,891,950)         --            --      (3,891,950)
   WM Strategic Asset Manager                                       --      (3,185,003)         --            --      (3,185,003)
WM VT Growth Fund
   WM Advantage                                                     --      (4,920,554)         --          (394)     (4,920,948)
   WM Strategic Asset Manager                                       --      (2,464,322)         --            --      (2,464,322)
WM VT International Growth Fund
   WM Advantage                                                     --      (2,853,543)         --          (859)     (2,854,402)
   WM Strategic Asset Manager                                       --        (458,616)         --            --        (458,616)
WM VT Money Market Fund
   WM Advantage                                                     --      (1,179,344)         --            --      (1,179,344)
   WM Strategic Asset Manager                                       --      (1,276,306)         --            --      (1,276,306)
WM VT Small Cap Growth Fund
   WM Advantage                                                     --      (2,667,568)         --          (614)     (2,668,182)
   WM Strategic Asset Manager                                       --        (477,041)         --            --        (477,041)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2008 are as follows:

                                                                                               Investment
                                                                             Unit                Income    Expense    Total
Divisions                                                             Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
-------------------------------------------------------------------- ------- ------ ---------- ---------- --------- ----------
AIG Retirement Company I Blue Chip Growth Fund *
   Select Reserve                                                      9,873 $ 7.84 $   77,456    0.14%     0.40%     -43.13%
AIG Retirement Company I Core Value Fund *
   Select Reserve                                                      3,985   8.56     34,091    2.64%     0.40%     -35.49%
AIG Retirement Company I Health Sciences Fund *
   Select Reserve                                                      6,344  10.75     68,204    0.00%     0.40%     -29.86%
AIG Retirement Company I International Equities Fund *
   Platinum Investor                                                  20,057   7.55    151,513    2.62%     1.35%     -44.16%
   Select Reserve                                                     12,181   8.43    102,722    3.31%     0.40%     -43.62%
   VAriety Plus                                                       18,943   1.08     20,520    3.28%     1.55%     -44.27%
AIG Retirement Company I Mid Cap Index Fund *
   Platinum Investor                                                  87,159  12.59  1,097,401    1.02%     1.35%     -37.74%
   Select Reserve                                                     10,856  11.31    122,737    1.30%     0.40%     -37.14%
AIG Retirement Company I Money Market I Fund *
   Platinum Investor                                                 116,534  11.71  1,365,029    2.84%     1.35%       0.86%
   Select Reserve                                                    829,637   6.64  5,507,799    2.24%     0.40%       1.82%
AIG Retirement Company I Nasdaq-100 Index Fund *
   Platinum Investor                                                  34,068   3.30    112,548    0.17%     1.35%     -43.19%
AIG Retirement Company I Science & Technology Fund *
   Platinum Investor                                                  34,787   2.54     88,255    0.00%     1.35%     -46.71%
AIG Retirement Company I Small Cap Index Fund *
   Platinum Investor                                                  24,578   9.68    237,927    1.44%     1.35%     -35.35%
AIG Retirement Company I Social Awareness Fund *
   VAriety Plus                                                          836   2.37      1,983    2.40%     1.55%     -40.90%
AIG Retirement Company I Stock Index Fund *
   Platinum Investor                                                 184,392   6.74  1,243,296    1.77%     1.35%     -38.05%
   Select Reserve                                                     40,407   7.48    302,091    2.32%     0.40%     -37.46%
   VAriety Plus                                                       10,190   3.22     32,799    1.21%     1.55%     -38.17%
AIM V.I. Core Equity Fund - Series I
   Platinum Investor                                                 164,367   7.95  1,307,043    1.77%     1.35%     -31.08%
AIM V.I. International Growth Fund - Series I
   Platinum Investor                                                  50,278  10.28    516,880    0.43%     1.35%     -41.18%
American Century VP Value Fund - Class I
   Platinum Investor                                                  42,257  12.16    513,981    2.78%     1.35%     -27.76%
Credit Suisse Small Cap Core I Portfolio
   Platinum Investor                                                  20,681   5.00    103,356    0.07%     1.35%     -35.48%
Dreyfus IP MidCap Stock Portfolio - Initial Shares
   Platinum Investor                                                  22,386   7.99    178,879    1.03%     1.35%     -41.22%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
   Platinum Investor                                                  79,840   5.49    438,601    0.76%     1.35%     -35.31%
Dreyfus VIF Developing Leaders Portfolio - Initial Shares
   Platinum Investor                                                  74,191   7.56    560,561    1.01%     1.35%     -38.43%
Dreyfus VIF Quality Bond Portfolio - Initial Shares
   Platinum Investor                                                 112,344  13.30  1,493,737    4.90%     1.35%      -5.46%
Evergreen VA High Income Fund - Class 1
   Select Reserve                                                    766,162   5.78  4,427,678   11.21%     0.40%     -25.97%
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                                       41,184   2.55    104,886    2.86%     1.55%     -29.82%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2008 are as follows:

                                                                                               Investment
                                                                             Unit                Income    Expense    Total
Divisions                                                             Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
-------------------------------------------------------------------- ------- ------ ---------- ---------- --------- ----------
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor                                                  19,577 $ 8.56  $167,617     1.78%     1.35%     -29.86%
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                                  81,984   8.78   719,632     0.53%     1.35%     -43.46%
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                                  83,565   7.55   630,934     1.50%     1.35%     -43.58%
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                                  84,254   4.71   396,830     0.38%     1.35%     -48.02%
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                                       12,890   2.24    28,899     2.27%     1.55%     -37.97%
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                                       11,505   2.09    23,990     2.74%     1.55%     -44.67%
Franklin Templeton Templeton Foreign Securities Fund - Class 2
   Platinum Investor                                                  28,622   9.41   269,398     2.23%     1.35%     -41.18%
Franklin Templeton Templeton Global Asset Allocation Fund - Class 2
   Platinum Investor                                                  24,213  12.78   309,489     9.73%     1.35%     -26.10%
Goldman Sachs VIT Capital Growth Fund - Institutional Shares
   Platinum Investor                                                   5,270   6.13    32,326     0.11%     1.35%     -42.54%
Janus Aspen International Growth Portfolio - Service Shares
   Platinum Investor                                                  23,916   8.63   206,303     2.47%     1.35%     -52.87%
Janus Aspen Mid Cap Growth Portfolio - Service Shares
   Platinum Investor                                                  49,541   4.26   210,873     0.06%     1.35%     -44.61%
Janus Aspen Worldwide Growth Portfolio - Service Shares
   Platinum Investor                                                  20,153   4.51    90,898     0.77%     1.35%     -45.55%
JPMorgan Small Company Portfolio
   Platinum Investor                                                  14,617   8.05   117,599     0.19%     1.35%     -32.90%
MFS VIT Core Equity Series - Initial Class
   Platinum Investor                                                  51,625   4.83   249,126     0.76%     1.35%     -39.97%
MFS VIT Growth Series - Initial Class *
   Platinum Investor                                                 122,609   6.88   843,339     0.24%     1.35%     -38.26%
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                                  18,292   5.74   105,010     0.00%     1.35%     -40.15%
MFS VIT Research Series - Initial Class
   Platinum Investor                                                  22,985   5.97   137,185     0.53%     1.35%     -36.94%
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                                        3,484   1.87     6,521     3.96%     1.55%     -40.09%
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor                                                  27,418   5.35   146,617     0.00%     1.35%     -44.13%
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor                                                  59,866  14.91   892,325     3.50%     1.35%      -8.28%
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor                                                  25,406  11.40   289,624     3.64%     1.35%      -1.65%
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor                                                  67,482  14.59   984,514     3.90%     1.35%       3.39%
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor                                                  30,009   8.27   248,210     1.68%     1.35%     -35.15%
Pioneer Growth Opportunities VCT Portfolio - Class I
   Platinum Investor                                                  58,516   6.80   398,101     0.00%     1.35%     -36.36%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2008 are as follows:

                                                                           Investment
                                                         Unit                Income    Expense    Total
Divisions                                        Units   Value Net Assets  Ratio (a)  Ratio (b) Return (c)
---------------------------------------------- --------- ----- ----------- ---------- --------- ----------
Principal Diversified International Account
   WM Advantage                                1,804,718 $1.26 $ 2,277,951    1.76%     1.40%     -46.97%
   WM Strategic Asset Manager                    180,761  4.52     816,397    1.71%     1.40%     -46.97%
Principal Equity Income Account I
   WM Advantage                                  353,385  1.40     494,653    2.40%     1.40%     -34.86%
   WM Strategic Asset Manager                    801,506  7.06   5,660,806    2.60%     1.40%     -34.86%
Principal Growth Account
   WM Advantage                                3,143,020  2.15   6,765,537    0.53%     1.40%     -43.95%
   WM Strategic Asset Manager                    960,028  4.71   4,518,963    0.52%     1.40%     -43.95%
Principal Income Account
   WM Advantage                                2,373,302  1.90   4,501,980    7.68%     1.40%      -4.82%
   WM Strategic Asset Manager                    344,011  7.27   2,499,364    9.43%     1.40%      -4.82%
Principal LargeCap Blend Account
   WM Advantage                                2,227,972  1.92   4,285,100    1.42%     1.40%     -37.29%
   WM Strategic Asset Manager                    984,167  4.50   4,433,364    1.45%     1.40%     -37.29%
Principal MidCap Stock Account
   WM Advantage                                  161,979  1.31     212,877    1.35%     1.40%     -30.55%
   WM Strategic Asset Manager                    173,791  6.57   1,142,003    1.61%     1.40%     -30.55%
Principal Money Market Account
   WM Advantage                                1,210,126  1.40   1,691,960    2.77%     1.40%       1.14%
   WM Strategic Asset Manager                    704,614  6.23   4,387,325    2.84%     1.40%       1.14%
Principal Mortgage Securities Account
   WM Advantage                                2,018,192  1.82   3,669,432    6.40%     1.40%       3.22%
   WM Strategic Asset Manager                    368,425  7.31   2,694,161    6.57%     1.40%       3.22%
Principal SAM Balanced Portfolio
   WM Advantage                                7,195,309  1.19   8,577,059    4.41%     1.40%     -27.21%
   WM Strategic Asset Manager                  6,281,402  7.77  48,832,106    4.11%     1.40%     -27.21%
Principal SAM Conservative Balanced Portfolio
   WM Advantage                                  261,524  1.17     304,893    3.75%     1.40%     -20.34%
   WM Strategic Asset Manager                    476,048  6.08   2,894,220    3.97%     1.40%     -20.34%
Principal SAM Conservative Growth Portfolio
   WM Advantage                                6,816,494  1.07   7,319,041    3.90%     1.40%     -34.05%
   WM Strategic Asset Manager                  4,236,853  7.48  31,696,320    3.78%     1.40%     -34.05%
Principal SAM Flexible Income Portfolio
   WM Advantage                                  616,357  1.23     758,281    7.57%     1.40%     -14.96%
   WM Strategic Asset Manager                  1,269,379  7.32   9,289,352    7.48%     1.40%     -14.96%
Principal SAM Strategic Growth Portfolio
   WM Advantage                                  374,050  0.95     354,415    4.03%     1.40%     -38.29%
   WM Strategic Asset Manager                  1,533,411  7.64  11,717,217    3.69%     1.40%     -38.29%
Principal Short-Term Income Account
   WM Advantage                                1,425,302  1.53   2,177,162    3.20%     1.40%      -1.95%
   WM Strategic Asset Manager                     84,739  6.78     574,523    3.51%     1.40%      -1.95%
Principal SmallCap Growth Account
   WM Advantage                                1,828,222  1.22   2,232,579    0.00%     1.40%     -41.97%
   WM Strategic Asset Manager                    195,859  3.75     735,062    0.00%     1.40%     -41.97%
Principal West Coast Equity Account
   WM Advantage                                  343,954  1.28     441,849    1.04%     1.40%     -34.30%
   WM Strategic Asset Manager                    577,127  8.31   4,794,886    1.16%     1.40%     -34.30%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2008 are as follows:

                                                                                        Investment
                                                                     Unit                 Income    Expense    Total
Divisions                                                    Units   Value  Net Assets  Ratio (a)  Ratio (b) Return (c)
---------------------------------------------------------- --------- ------ ----------- ---------- --------- ----------
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                          82,951 $ 6.83 $   566,375    2.23%     1.35%     -39.52%
Putnam VT International Growth and Income Fund - Class IB
   Platinum Investor                                          21,493   8.91     191,473    1.69%     1.35%     -46.75%
Royce Small-Cap Portfolio
   Select Reserve                                            114,088  10.93   1,247,290    0.68%     0.40%     -27.47%
UIF Capital Growth Portfolio - Class I Shares *
   GENERATIONS                                               402,204   4.83   1,943,597    0.21%     1.40%     -49.89%
   Platinum Investor                                          41,112   6.26     257,413    0.20%     1.35%     -49.87%
UIF Core Plus Fixed Income Portfolio - Class I Shares
   GENERATIONS                                               153,649   7.17   1,101,801    4.57%     1.40%     -11.45%
UIF Emerging Markets Equity Portfolio - Class I Shares
   GENERATIONS                                               145,331   6.23     906,099    0.00%     1.40%     -57.23%
UIF Global Value Equity Portfolio - Class I Shares
   GENERATIONS                                               294,216   6.18   1,816,817    2.60%     1.40%     -40.98%
UIF High Yield Portfolio - Class I Shares
   GENERATIONS                                               215,770   5.15   1,111,143    9.78%     1.40%     -23.93%
   Platinum Investor                                          19,677   8.79     172,913    8.21%     1.35%     -23.89%
UIF International Magnum Portfolio - Class I Shares
   GENERATIONS                                               244,473   4.82   1,179,182    3.37%     1.40%     -45.40%
UIF U.S. Mid Cap Value Portfolio - Class I Shares
   GENERATIONS                                               498,756   8.45   4,212,539    0.86%     1.40%     -42.11%
UIF U.S. Real Estate Portfolio - Class I Shares
   GENERATIONS                                                79,866  14.24   1,137,300    3.97%     1.40%     -38.76%
UIF Value Portfolio - Class I Shares
   GENERATIONS                                               489,318   5.71   2,793,414    3.50%     1.40%     -36.75%
Van Kampen Comstock Fund
   Other Contracts                                           125,477  21.87   2,743,917    2.20%     0.75%     -36.37%
Van Kampen Corporate Bond Fund
   Other Contracts                                            15,898   6.71     106,739    5.53%     0.75%      -8.85%
Van Kampen High Yield Fund
   Other Contracts                                           580,118   4.77   2,769,970    8.64%     0.75%     -23.94%
Van Kampen LIT Capital Growth Portfolio - Class I *
   GENERATIONS                                               504,783   7.18   3,625,497    0.56%     1.40%     -49.70%
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                               281,263  10.88   3,061,239    1.11%     1.40%     -43.75%
   Other Contracts (Deferred Load, Non-Qualified)            525,677   4.21   2,212,758    1.08%     1.25%     -43.66%
   Other Contracts (Non-Qualified)                            78,294   4.78     374,540    1.08%     0.75%     -43.38%
   VAriety Plus                                              169,298   2.10     356,013    1.10%     1.55%     -43.83%
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                               163,963  13.81   2,264,480    5.02%     1.40%       0.40%
   Other Contracts (Deferred Load, Non-Qualified)            249,173   4.81   1,197,839    4.46%     1.25%       0.55%
   Other Contracts (Deferred Load, Qualified)                  4,484   5.08      22,768    4.46%     1.25%       0.55%
   Other Contracts (Non-Qualified)                            71,385   5.59     398,938    4.46%     0.75%       1.05%
   VAriety Plus                                               62,072   2.70     167,593    4.65%     1.55%       0.25%
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                             1,635,188   8.58  14,027,347    2.28%     1.40%     -32.98%
   Platinum Investor                                          27,857   9.94     276,865    2.22%     1.35%     -32.95%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2008 are as follows:

                                                                             Investment
                                                            Unit               Income    Expense    Total
Divisions                                            Units  Value Net Assets Ratio (a)  Ratio (b) Return (c)
--------------------------------------------------  ------- ----- ---------- ---------- --------- ----------
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                      200,829 $9.74 $1,956,908    1.83%     1.40%      0.60%
   Other Contracts (Deferred Load, Non-Qualified)   302,758  2.82    853,294    2.08%     1.25%      0.75%
   Other Contracts (Deferred Load, Qualified)            98  2.82        275    2.08%     1.25%      0.75%
   Other Contracts (Non-Qualified)                  142,904  3.21    458,724    2.08%     0.75%      1.26%
Van Kampen Reserve Fund
   Other Contracts                                   51,862  4.56    236,472    1.80%     0.75%      1.06%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2007 are as follows:

                                                                                               Investment
                                                                             Unit                Income    Expense    Total
Divisions                                                             Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
-------------------------------------------------------------------- ------- ------ ---------- ---------- --------- ----------
AIM V.I. Core Equity Fund - Series I
   Platinum Investor                                                 260,159 $11.54 $3,001,708    0.87%     1.35%       6.66%
AIM V.I. International Growth Fund - Series I
   Platinum Investor                                                  78,653  17.48  1,374,695    0.32%     1.35%      13.17%
American Century VP Value Fund - Class I
   Platinum Investor                                                  80,222  16.84  1,350,696    1.77%     1.35%      -6.42%
Credit Suisse Small Cap Core I Portfolio
   Platinum Investor                                                  30,447   7.75    235,825    0.00%     1.35%      -2.17%
Dreyfus IP MidCap Stock Portfolio - Initial Shares
   Platinum Investor                                                  33,264  13.59    452,204    0.50%     1.35%       0.13%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
   Platinum Investor                                                 110,282   8.49    936,461    0.58%     1.35%       6.33%
Dreyfus VIF Developing Leaders Portfolio - Initial Shares
   Platinum Investor                                                 110,644  12.27  1,357,818    0.84%     1.35%     -12.26%
Dreyfus VIF Quality Bond Portfolio - Initial Shares
   Platinum Investor                                                 178,560  14.06  2,511,391    4.60%     1.35%       2.15%
Evergreen VA High Income Fund - Class 1
   Select Reserve                                                    766,976   7.81  5,987,620    7.80%     0.40%       2.41%
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                                       41,232   3.63    149,619    6.09%     1.55%      13.72%
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor                                                  35,101  12.21    428,473    5.25%     1.35%      13.62%
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                                 161,261  15.52  2,503,566    0.66%     1.35%      15.72%
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                                 168,438  13.38  2,254,080    1.39%     1.35%      -0.09%
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                                 166,478   9.06  1,508,363    0.44%     1.35%      24.95%
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                                       13,117   3.61     47,409    3.67%     1.55%       3.81%
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                                       11,769   3.77     44,354    3.37%     1.55%      15.50%
Franklin Templeton Templeton Foreign Securities Fund - Class 2
   Platinum Investor                                                  46,724  16.00    747,650    1.93%     1.35%      13.90%
Franklin Templeton Templeton Global Asset Allocation Fund - Class
  2
   Platinum Investor                                                  46,342  17.30    801,576   17.23%     1.35%       8.53%
Goldman Sachs VIT Capital Growth Fund - Institutional Shares
   Platinum Investor                                                   7,602  10.67     81,145    0.16%     1.35%       8.65%
Janus Aspen International Growth Portfolio - Service Shares
   Platinum Investor                                                  35,254  18.30    645,271    0.47%     1.35%      26.29%
Janus Aspen Mid Cap Growth Portfolio - Service Shares
   Platinum Investor                                                  64,147   7.68    492,957    0.07%     1.35%      20.10%
Janus Aspen Worldwide Growth Portfolio - Service Shares
   Platinum Investor                                                  35,212   8.28    291,677    0.56%     1.35%       7.89%
JPMorgan Small Company Portfolio
   Platinum Investor                                                  17,782  11.99    213,213    0.01%     1.35%      -6.94%
MFS VIT Core Equity Series - Initial Class *
   Platinum Investor                                                  97,210   8.04    781,501    0.38%     1.35%       9.65%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2007 are as follows:

                                                                                        Investment
                                                                    Unit                  Income    Expense    Total
Divisions                                                  Units    Value   Net Assets  Ratio (a)  Ratio (b) Return (c)
-------------------------------------------------------- ---------- ------ ------------ ---------- --------- ----------
MFS VIT Emerging Growth Series - Initial Class
   Platinum Investor                                        198,401 $11.14 $  2,210,256    0.00%     1.35%     19.54%
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                         35,941   9.59      344,722    0.00%     1.35%      1.13%
MFS VIT Research Series - Initial Class
   Platinum Investor                                         49,511   9.47      468,650    0.75%     1.35%     11.68%
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                               3,486   3.12       10,887    1.20%     1.55%     13.82%
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor                                         40,150   9.57      384,289    0.00%     1.35%     20.88%
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor                                         91,335  16.25    1,484,284    4.19%     1.35%      9.14%
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor                                         37,915  11.59      439,482    3.78%     1.35%      3.08%
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor                                        157,458  14.11    2,221,874    4.67%     1.35%      7.27%
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor                                         52,137  12.75      664,971    1.11%     1.35%      3.57%
Pioneer Growth Opportunities VCT Portfolio - Class I
   Platinum Investor                                         98,236  10.69    1,050,115    0.00%     1.35%     -5.16%
Principal Diversified International Account
   WM Advantage                                           2,337,485   2.38    5,563,291    1.92%     1.40%     16.65%
   WM Strategic Asset Manager                               313,386   8.52    2,668,871    2.24%     1.40%     16.65%
Principal Equity Income Account I *
   WM Advantage                                             534,012   2.15    1,147,516    1.00%     1.40%      3.76%
   WM Strategic Asset Manager                             1,727,148  10.84   18,726,500    1.08%     1.40%      3.76%
Principal Growth Account
   WM Advantage                                           4,031,492   3.84   15,483,725    0.33%     1.40%     21.43%
   WM Strategic Asset Manager                             1,649,245   8.40   13,851,471    0.38%     1.40%     21.43%
Principal Income Account *
   WM Advantage                                           3,221,019   1.99    6,419,245    6.45%     1.40%      4.42%
   WM Strategic Asset Manager                               723,096   7.63    5,519,415    6.35%     1.40%      4.42%
Principal LargeCap Blend Account
   WM Advantage                                           3,049,822   3.07    9,354,128    1.57%     1.40%      4.27%
   WM Strategic Asset Manager                             1,985,545   7.18   14,263,317    1.82%     1.40%      4.27%
Principal MidCap Stock Account *
   WM Advantage                                             321,399   1.89      608,206    1.00%     1.40%     -9.15%
   WM Strategic Asset Manager                               392,189   9.46    3,710,819    1.04%     1.40%     -9.15%
Principal Money Market Account
   WM Advantage                                           1,058,800   1.38    1,463,678    9.62%     1.40%      3.38%
   WM Strategic Asset Manager                               852,477   6.16    5,248,137    9.65%     1.40%      3.38%
Principal Mortgage Securities Account *
   WM Advantage                                           2,709,502   1.76    4,772,626    5.63%     1.40%      5.09%
   WM Strategic Asset Manager                               870,538   7.08    6,167,250    5.48%     1.40%      5.09%
Principal SAM Balanced Portfolio *
   WM Advantage                                           9,080,964   1.64   14,871,269    2.65%     1.40%      7.15%
   WM Strategic Asset Manager                            12,648,509  10.68  135,088,255    2.63%     1.40%      7.15%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2007 are as follows:

                                                                                         Investment
                                                                      Unit                 Income    Expense    Total
Divisions                                                    Units    Value  Net Assets  Ratio (a)  Ratio (b) Return (c)
---------------------------------------------------------- ---------- ------ ----------- ---------- --------- ----------
Principal SAM Conservative Balanced Portfolio *
   WM Advantage                                               243,469 $ 1.46 $   356,302    3.41%     1.40%       6.05%
   WM Strategic Asset Manager                                 908,866   7.63   6,936,158    3.29%     1.40%       6.05%
Principal SAM Conservative Growth Portfolio *
   WM Advantage                                            10,007,523   1.63  16,292,058    1.77%     1.40%       7.77%
   WM Strategic Asset Manager                               7,865,025  11.34  89,211,881    1.76%     1.40%       7.77%
Principal SAM Flexible Income Portfolio *
   WM Advantage                                               784,471   1.45   1,134,859    4.61%     1.40%       4.60%
   WM Strategic Asset Manager                               2,612,552   8.61  22,481,530    4.59%     1.40%       4.60%
Principal SAM Strategic Growth Portfolio *
   WM Advantage                                               489,271   1.54     751,285    1.20%     1.40%       8.07%
   WM Strategic Asset Manager                               2,774,475  12.38  34,357,492    1.28%     1.40%       8.07%
Principal Short-Term Income Account *
   WM Advantage                                             1,859,331   1.56   2,896,609    5.05%     1.40%       3.04%
   WM Strategic Asset Manager                                 171,382   6.91   1,185,057    5.20%     1.40%       3.04%
Principal SmallCap Growth Account
   WM Advantage                                             2,254,046   2.10   4,743,081    0.00%     1.40%       4.62%
   WM Strategic Asset Manager                                 298,647   6.47   1,931,331    0.00%     1.40%       4.62%
Principal West Coast Equity Account *
   WM Advantage                                               493,871   1.96     965,586    0.70%     1.40%       7.21%
   WM Strategic Asset Manager                               1,175,063  12.64  14,858,353    0.73%     1.40%       7.21%
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                          131,767  11.29   1,487,576    1.46%     1.35%      -7.31%
Putnam VT International Growth and Income Fund - Class IB
   Platinum Investor                                           35,239  16.73     589,508    1.95%     1.35%       5.56%
Royce Small-Cap Portfolio
   Select Reserve                                             115,790  15.07   1,745,357    0.05%     0.40%      -2.53%
UIF Core Plus Fixed Income Portfolio - Class I Shares
   GENERATIONS                                                248,995   8.10   2,016,475    3.20%     1.40%       3.98%
UIF Emerging Markets Equity Portfolio - Class I Shares
   GENERATIONS                                                195,644  14.58   2,851,910    0.43%     1.40%      38.49%
UIF Equity Growth Portfolio - Class I Shares
   GENERATIONS                                                540,063   9.64   5,208,604    0.00%     1.40%      20.20%
   Platinum Investor                                           66,084  12.49     825,377    0.00%     1.35%      20.26%
UIF Global Value Equity Portfolio - Class I Shares
   GENERATIONS                                                388,248  10.46   4,062,095    1.94%     1.40%       5.15%
UIF High Yield Portfolio - Class I Shares
   GENERATIONS                                                274,551   6.77   1,858,609    9.08%     1.40%       2.56%
   Platinum Investor                                           42,830  11.55     494,519    8.06%     1.35%       2.61%
UIF International Magnum Portfolio - Class I Shares
   GENERATIONS                                                309,195   8.83   2,731,262    1.42%     1.40%      12.99%
UIF U.S. Mid Cap Value Portfolio - Class I Shares
   GENERATIONS                                                563,194  14.59   8,216,439    0.66%     1.40%       6.34%
UIF U.S. Real Estate Portfolio - Class I Shares
   GENERATIONS                                                106,192  23.25   2,469,334    1.12%     1.40%     -18.23%
UIF Value Portfolio - Class I Shares
   GENERATIONS                                                691,472   9.03   6,240,815    1.97%     1.40%      -4.42%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2007 are as follows:

                                                                                   Investment
                                                                Unit                 Income    Expense    Total
Divisions                                               Units   Value  Net Assets  Ratio (a)  Ratio (b) Return (c)
----------------------------------------------------- --------- ------ ----------- ---------- --------- ----------
VALIC Company I Blue Chip Growth Fund
   Select Reserve                                         9,873 $13.79 $   136,191    0.24%     0.40%     12.63%
VALIC Company I Core Value Fund
   Select Reserve                                         3,985  13.26      52,843    1.83%     0.40%     -0.85%
VALIC Company I Health Sciences Fund
   Select Reserve                                         6,344  15.33      97,242    0.00%     0.40%     17.08%
VALIC Company I International Equities Fund
   Platinum Investor                                     28,177  13.53     381,178    1.74%     1.35%      7.30%
   Select Reserve                                        12,181  14.96     182,208    2.57%     0.40%      8.33%
   VAriety Plus                                          19,026   1.94      36,981    2.58%     1.55%      7.09%
VALIC Company I Mid Cap Index Fund
   Platinum Investor                                    144,238  20.22   2,916,834    0.99%     1.35%      6.19%
   Select Reserve                                        12,328  17.99     221,745    1.05%     0.40%      7.21%
VALIC Company I Money Market I Fund
   Platinum Investor                                    157,697  11.61   1,831,461    4.81%     1.35%      3.29%
   Select Reserve                                       878,323   6.52   5,726,710    4.61%     0.40%      4.28%
VALIC Company I Nasdaq-100 Index Fund
   Platinum Investor                                     60,330   5.82     350,852    0.07%     1.35%     17.01%
VALIC Company I Science & Technology Fund
   Platinum Investor                                     59,726   4.76     284,355    0.00%     1.35%     16.11%
VALIC Company I Small Cap Index Fund
   Platinum Investor                                     33,908  14.97     507,745    0.91%     1.35%     -3.21%
VALIC Company I Social Awareness Fund
   VAriety Plus                                             837   4.01       3,359    1.26%     1.55%      2.78%
VALIC Company I Stock Index Fund
   Platinum Investor                                    289,898  10.88   3,155,269    1.27%     1.35%      3.71%
   Select Reserve                                        42,455  11.95     507,505    1.62%     0.40%      4.70%
   VAriety Plus                                          26,342   5.21     137,140    1.55%     1.55%      3.50%
Van Kampen Comstock Fund
   Other Contracts                                      149,656  34.37   5,143,307    1.91%     0.75%     -2.63%
Van Kampen Corporate Bond Fund
   Other Contracts                                       20,882   7.37     153,829    4.81%     0.75%      4.00%
Van Kampen High Yield Fund
   Other Contracts                                      660,347   6.28   4,145,659    7.06%     0.75%      3.25%
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                          346,977  19.35   6,713,200    0.43%     1.40%     11.11%
   Other Contracts (Deferred Load, Non-Qualified)       608,877   7.47   4,549,216    0.41%     1.25%     11.27%
   Other Contracts (Non-Qualified)                       76,465   8.45     646,018    0.41%     0.75%     11.83%
   VAriety Plus                                         186,771   3.74     699,233    0.40%     1.55%     10.94%
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                          248,130  13.76   3,413,390    4.87%     1.40%      5.83%
   Other Contracts (Deferred Load, Non-Qualified)       310,321   4.78   1,483,686    4.61%     1.25%      5.99%
   Other Contracts (Deferred Load, Qualified)             5,184   5.05      26,179    4.61%     1.25%      5.99%
   Other Contracts (Non-Qualified)                       71,833   5.53     397,266    4.61%     0.75%      6.53%
   VAriety Plus                                          75,125   2.69     202,339    4.56%     1.55%      5.67%
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                        2,182,412  12.80  27,935,222    1.74%     1.40%      1.36%
   Platinum Investor                                     45,963  14.82     681,301    1.84%     1.35%      1.41%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2007 are as follows:

                                                                               Investment
                                                             Unit                Income    Expense    Total
Divisions                                             Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
---------------------------------------------------- ------- ------ ---------- ---------- --------- ----------
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                       278,850 $ 9.69 $2,700,966    4.44%     1.40%      3.24%
   Other Contracts (Deferred Load, Non-Qualified)    377,560   2.80  1,056,189    4.58%     1.25%      3.40%
   Other Contracts (Deferred Load, Qualified)            169   2.80        473    4.58%     1.25%      3.40%
   Other Contracts (Non-Qualified)                   122,325   3.17    387,796    4.58%     0.75%      3.92%
Van Kampen LIT Strategic Growth Portfolio - Class I
   GENERATIONS                                       626,986  14.28  8,952,443    0.05%     1.40%     15.33%
Van Kampen Reserve Fund
   Other Contracts                                    54,005   4.51    243,654    4.29%     0.75%      3.62%
WM VT Growth & Income Fund
   WM Advantage                                           --     --         --    2.46%     1.40%     -0.51%
   WM Strategic Asset Manager                             --     --         --    2.46%     1.40%     -0.51%
WM VT Growth Fund
   WM Advantage                                           --     --         --    0.34%     1.40%      0.21%
   WM Strategic Asset Manager                             --     --         --    0.34%     1.40%      0.21%
WM VT International Growth Fund
   WM Advantage                                           --     --         --    3.93%     1.40%     -1.91%
   WM Strategic Asset Manager                             --     --         --    3.93%     1.40%     -1.91%
WM VT Money Market Fund
   WM Advantage                                           --     --         --    0.12%     1.40%      0.04%
   WM Strategic Asset Manager                             --     --         --    0.12%     1.40%      0.04%
WM VT Small Cap Growth Fund
   WM Advantage                                           --     --         --    0.00%     1.40%     -1.09%
   WM Strategic Asset Manager                             --     --         --    0.00%     1.40%     -1.09%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2006 are as follows:

                                                                                               Investment
                                                                             Unit                Income    Expense    Total
Divisions                                                             Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
-------------------------------------------------------------------- ------- ------ ---------- ---------- --------- ----------
AIM V.I. Core Equity Fund - Series I
   Platinum Investor                                                 445,370 $10.82 $4,817,849    1.09%     1.35%      8.18%
AIM V.I. International Growth Fund - Series I
   Platinum Investor                                                 136,658  15.44  2,110,498    0.88%     1.35%     26.52%
   Platinum Investor Immediate VA                                         --  17.58         --    0.02%     0.55%     27.53%
AIM V.I. Premier Equity Fund - Series I
   Platinum Investor                                                      --     --         --    1.96%     1.35%      5.11%
   Platinum Investor Immediate VA                                         --     --         --    0.00%     0.55%      5.38%
Alger American Leveraged AllCap Portfolio - Class O Shares
   Platinum Investor Immediate VA                                         --  14.43         --    0.00%     0.55%     18.61%
Alger American MidCap Growth Portfolio - Class O Shares
   Platinum Investor Immediate VA                                         --  13.45         --    0.00%     0.55%      9.54%
American Century VP Inflation Protection Fund - Class II
   Platinum Investor Immediate VA                                         --  10.73         --    2.07%     0.55%      1.06%
American Century VP Value Fund - Class I
   Platinum Investor                                                 126,731  17.99  2,280,094    1.51%     1.35%     17.07%
   Platinum Investor Immediate VA                                         --  13.37         --    2.86%     0.55%     18.00%
Credit Suisse Small Cap Core I Portfolio *
   Platinum Investor                                                  36,056   7.92    285,465    0.00%     1.35%      3.37%
   Platinum Investor Immediate VA                                         --  10.77         --    0.00%     0.55%      4.19%
Dreyfus IP MidCap Stock Portfolio - Initial Shares
   Platinum Investor                                                  55,550  13.58    754,197    0.43%     1.35%      6.31%
   Platinum Investor Immediate VA                                         --     --         --    0.77%     0.55%      8.73%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
   Platinum Investor                                                 192,291   7.99  1,535,595    0.12%     1.35%      7.74%
Dreyfus VIF Developing Leaders Portfolio - Initial Shares
   Platinum Investor                                                 185,387  13.99  2,592,929    0.42%     1.35%      2.38%
   Platinum Investor Immediate VA                                         --     --         --    0.80%     0.55%      8.61%
Dreyfus VIF Quality Bond Portfolio - Initial Shares
   Platinum Investor                                                 283,538  13.77  3,904,087    4.54%     1.35%      2.84%
   Platinum Investor Immediate VA                                         --     --         --    2.84%     0.55%     -0.99%
Evergreen VA High Income Fund - Class 1
   Select Reserve                                                    766,976   7.62  5,846,749    7.21%     0.40%      8.52%
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                                       41,274   3.19    131,702    2.61%     1.55%      5.67%
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor                                                  73,804  10.74    792,912    2.87%     1.35%      5.70%
   Platinum Investor Immediate VA                                         --  11.48         --    5.06%     0.55%      6.55%
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                                 227,602  13.42  3,053,452    0.93%     1.35%      9.94%
   Platinum Investor Immediate VA                                         --  14.24         --    0.79%     0.55%     10.82%
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                                 244,134  13.39  3,270,110    2.93%     1.35%     18.33%
   Platinum Investor Immediate VA                                         --  13.62         --    3.12%     0.55%     19.27%
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                                 260,264   7.25  1,887,204    0.18%     1.35%      5.15%
   Platinum Investor Immediate VA                                         --  11.58         --    0.33%     0.55%      5.99%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2006 are as follows:

                                                                                             Investment
                                                                           Unit                Income    Expense    Total
Divisions                                                           Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
------------------------------------------------------------------ ------- ------ ---------- ---------- --------- ----------
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                                     13,181 $ 3.48 $   45,895    2.16%     1.55%     13.95%
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Platinum Investor Immediate VA                                       --  15.83         --    0.38%     0.55%     11.79%
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                                     11,837   3.26     38,624    0.84%     1.55%     16.27%
Franklin Templeton Franklin Small Cap Value Securities Fund -
  Class 2
   Platinum Investor Immediate VA                                       --  14.52         --    0.00%     0.55%     16.34%
Franklin Templeton Franklin U.S. Government Fund - Class 2
   Platinum Investor Immediate VA                                       --  10.89         --    0.04%     0.55%      3.45%
Franklin Templeton Mutual Shares Securities Fund - Class 2
   Platinum Investor Immediate VA                                       --  14.24         --    0.00%     0.55%     17.73%
Franklin Templeton Templeton Foreign Securities Fund - Class 2
   Platinum Investor                                                82,948  14.05  1,165,299    1.12%     1.35%     19.82%
   Platinum Investor Immediate VA                                       --  15.22         --    0.01%     0.55%     20.78%
Franklin Templeton Templeton Global Asset Allocation Fund - Class
  2
   Platinum Investor                                                68,436  15.94  1,090,711    6.85%     1.35%     19.49%
Goldman Sachs VIT Capital Growth Fund - Institutional Shares
   Platinum Investor                                                11,212   9.82    110,158    0.10%     1.35%      7.11%
Janus Aspen International Growth Portfolio - Service Shares
   Platinum Investor                                                47,209  14.49    684,202    1.86%     1.35%     44.67%
   Platinum Investor Immediate VA                                       --  23.20         --    0.01%     0.55%     45.83%
Janus Aspen Mid Cap Growth Portfolio - Service Shares
   Platinum Investor                                               104,026   6.40    665,629    0.00%     1.35%     11.79%
   Platinum Investor Immediate VA                                       --  14.31         --    0.00%     0.55%     12.69%
Janus Aspen Worldwide Growth Portfolio - Service Shares
   Platinum Investor                                                61,569   7.68    472,710    1.57%     1.35%     16.36%
   Platinum Investor Immediate VA                                       --     --         --    0.00%     0.55%      5.43%
JPMorgan Mid Cap Value Portfolio
   Platinum Investor Immediate VA                                       --     --         --    0.00%     0.55%      6.76%
JPMorgan Small Company Portfolio
   Platinum Investor                                                29,569  12.88    380,989    0.00%     1.35%     13.47%
   Platinum Investor Immediate VA                                       --  14.04         --    0.00%     0.55%     14.38%
LEVCO Equity Value Fund
   Select Reserve                                                       --     --         --    0.00%     0.40%      4.42%
MFS VIT Capital Opportunities Series - Initial Class
   Platinum Investor                                               156,062   7.33  1,144,200    0.46%     1.35%     12.28%
   Platinum Investor Immediate VA                                       --     --         --    0.00%     0.55%      4.81%
MFS VIT Emerging Growth Series - Initial Class
   Platinum Investor                                               328,642   9.32  3,062,734    0.00%     1.35%      6.45%
   Platinum Investor Immediate VA                                       --     --         --    0.00%     0.55%      6.97%
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                                56,286   9.48    533,801    0.00%     1.35%     11.70%
   Platinum Investor Immediate VA                                       --  12.74         --    0.00%     0.55%     12.60%
MFS VIT Research Series - Initial Class
   Platinum Investor                                                80,884   8.48    685,546    0.53%     1.35%      9.00%
   Platinum Investor Immediate VA                                       --  13.20         --    1.03%     0.55%      9.87%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2006 are as follows:

                                                                                      Investment
                                                                    Unit                Income    Expense    Total
Divisions                                                    Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
----------------------------------------------------------- ------- ------ ---------- ---------- --------- ----------
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                               3,487 $ 2.74 $    9,569    0.81%     1.55%      8.97%
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor                                         71,337   7.92    564,863    0.00%     1.35%     13.16%
   Platinum Investor Immediate VA                                --  14.47         --    0.00%     0.55%     14.07%
Oppenheimer Balanced Fund/VA - Non-Service Shares
   Platinum Investor Immediate VA                                --  12.48         --    4.28%     0.55%     10.54%
Oppenheimer Global Securities Fund/VA - Non-Service Shares
   Platinum Investor Immediate VA                                --  15.61         --    2.13%     0.55%     17.05%
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor                                        176,349  14.89  2,625,774    4.04%     1.35%     -0.64%
   Platinum Investor Immediate VA                                --  10.86         --    3.22%     0.55%      0.15%
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor                                         83,935  11.24    943,847    4.47%     1.35%      2.88%
   Platinum Investor Immediate VA                                --  10.65         --    3.35%     0.55%      3.70%
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor                                        241,434  13.15  3,175,850    4.43%     1.35%      2.45%
   Platinum Investor Immediate VA                                --  11.02         --    3.46%     0.55%      3.27%
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor                                         91,000  12.31  1,120,606    1.27%     1.35%     15.07%
Pioneer Growth Opportunities VCT Portfolio - Class I
   Platinum Investor                                        153,427  11.27  1,729,249    0.00%     1.35%      4.18%
Putnam VT Diversified Income Fund - Class IB
   Platinum Investor Immediate VA                                --  11.70         --   11.51%     0.55%      5.71%
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                        198,358  12.18  2,415,846    1.49%     1.35%     14.36%
   Platinum Investor Immediate VA                                --     --         --    3.16%     0.55%      5.69%
Putnam VT International Growth and Income Fund - Class IB
   Platinum Investor                                         62,530  15.85    990,908    1.18%     1.35%     25.52%
   Platinum Investor Immediate VA                                --  16.62         --    2.62%     0.55%     26.53%
Royce Small-Cap Portfolio
   Select Reserve                                           115,790  15.46  1,790,648    0.06%     0.40%     15.11%
SunAmerica Aggressive Growth Portfolio - Class 1
   Platinum Investor Immediate VA                                --  13.85         --    0.00%     0.55%     12.67%
SunAmerica - SunAmerica Balanced Portfolio - Class 1
   Platinum Investor Immediate VA                                --  11.88         --    0.02%     0.55%     10.26%
UIF Core Plus Fixed Income Portfolio - Class I Shares
   GENERATIONS                                              316,768   7.79  2,467,153    3.86%     1.40%      2.29%
UIF Emerging Markets Equity Portfolio - Class I Shares
   GENERATIONS                                              240,565  10.53  2,532,129    0.79%     1.40%     35.24%
UIF Equity Growth Portfolio - Class I Shares
   GENERATIONS                                              699,412   8.02  5,611,767    0.00%     1.40%      2.66%
   Platinum Investor                                        108,843  10.39  1,130,387    0.00%     1.35%      2.71%
   Platinum Investor Immediate VA                                --     --         --    0.00%     0.55%      1.33%
UIF Global Value Equity Portfolio - Class I Shares
   GENERATIONS                                              462,673   9.95  4,603,818    1.55%     1.40%     19.53%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2006 are as follows:

                                                                                Investment
                                                             Unit                 Income    Expense    Total
Divisions                                             Units  Value  Net Assets  Ratio (a)  Ratio (b) Return (c)
---------------------------------------------------- ------- ------ ----------- ---------- --------- ----------
UIF High Yield Portfolio - Class I Shares
   GENERATIONS                                       392,179 $ 6.60 $ 2,588,719    8.01%     1.40%      7.12%
   Platinum Investor                                  66,703  11.25     750,584    7.77%     1.35%      7.17%
   Platinum Investor Immediate VA                         --     --          --    0.00%     0.55%      2.46%
UIF International Magnum Portfolio - Class I Shares
   GENERATIONS                                       417,752   7.82   3,265,985    0.10%     1.40%     23.40%
UIF U.S. Mid Cap Value Portfolio - Class I Shares
   GENERATIONS                                       756,828  13.72  10,383,305    0.28%     1.40%     19.02%
UIF U.S. Real Estate Portfolio - Class I Shares
   GENERATIONS                                       146,918  28.44   4,178,031    1.10%     1.40%     36.13%
UIF Value Portfolio - Class I Shares
   GENERATIONS                                       902,459   9.44   8,521,901    1.75%     1.40%     15.27%
VALIC Company I Blue Chip Growth Fund
   Select Reserve                                      8,108  12.25      99,292    0.17%     0.40%      9.01%
VALIC Company I Core Value Fund *
   Select Reserve                                      3,985  13.37      53,295    0.78%     0.40%     16.68%
VALIC Company I Health Sciences Fund
   Select Reserve                                      4,648  13.09      60,852    0.00%     0.40%      8.02%
VALIC Company I International Equities Fund
   Platinum Investor                                  51,260  12.61     646,255    1.21%     1.35%     21.41%
   Platinum Investor Immediate VA                         --  16.20          --    0.00%     0.55%     22.39%
   Select Reserve                                     10,809  13.81     149,242    1.03%     0.40%     22.57%
   VAriety Plus                                       16,610   1.82      30,149    1.60%     1.55%     21.17%
VALIC Company I Mid Cap Index Fund
   Platinum Investor                                 214,591  19.04   4,086,546    0.40%     1.35%      8.50%
   Platinum Investor Immediate VA                         --  13.67          --    0.00%     0.55%      9.37%
   Select Reserve                                     16,302  16.78     273,495    0.38%     0.40%      9.54%
VALIC Company I Money Market I Fund
   Platinum Investor                                 201,624  11.24   2,267,051    5.17%     1.35%      3.22%
   Platinum Investor Immediate VA                         --  10.66          --    0.00%     0.55%      4.05%
   Select Reserve                                    887,949   6.25   5,551,833    4.51%     0.40%      4.20%
VALIC Company I Nasdaq-100 Index Fund
   Platinum Investor                                  73,708   4.97     366,351    0.06%     1.35%      5.23%
   Platinum Investor Immediate VA                         --  11.87          --    0.00%     0.55%      6.08%
VALIC Company I Science & Technology Fund
   Platinum Investor                                  71,722   4.10     294,097    0.00%     1.35%      4.43%
   Platinum Investor Immediate VA                         --  11.36          --    0.00%     0.55%      5.27%
VALIC Company I Small Cap Index Fund
   Platinum Investor                                  48,188  15.47     745,538    0.31%     1.35%     16.48%
   Platinum Investor Immediate VA                         --  13.98          --    0.00%     0.55%     17.42%
VALIC Company I Social Awareness Fund
   VAriety Plus                                          838   3.90       3,270    0.73%     1.55%     13.75%
VALIC Company I Stock Index Fund
   Platinum Investor                                 451,967  10.49   4,743,321    0.72%     1.35%     13.86%
   Platinum Investor Immediate VA                         --  12.87          --    0.00%     0.55%     14.78%
   Select Reserve                                     42,638  11.42     486,792    0.73%     0.40%     14.95%
   VAriety Plus                                       28,656   5.03     144,140    0.63%     1.55%     13.64%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2006 are as follows:

                                                                                      Investment
                                                                  Unit                  Income    Expense    Total
Divisions                                                Units    Value   Net Assets  Ratio (a)  Ratio (b) Return (c)
------------------------------------------------------ ---------- ------ ------------ ---------- --------- ----------
Van Kampen Comstock Fund
   Other Contracts                                        157,068 $35.30 $  5,543,855    2.02%     0.75%     15.20%
Van Kampen Corporate Bond Fund
   Other Contracts                                         20,882   7.08      147,920    3.41%     0.75%      3.08%
Van Kampen High Yield Fund
   Other Contracts                                        719,363   6.08    4,374,187    6.48%     0.75%      7.45%
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                            468,303  17.41    8,154,865    0.46%     1.40%      5.59%
   Other Contracts (Deferred Load, Non-Qualified)         666,481   6.71    4,475,082    0.40%     1.25%      5.75%
   Other Contracts (Non-Qualified)                         76,465   7.55      577,655    0.40%     0.75%      6.28%
   VAriety Plus                                           187,705   3.37      633,440    0.42%     1.55%      5.44%
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                            346,226  13.00    4,500,338    4.78%     1.40%      1.91%
   Other Contracts (Deferred Load, Non-Qualified)         321,385   4.51    1,449,706    4.53%     1.25%      2.06%
   Other Contracts (Deferred Load, Qualified)               4,179   4.76       19,911    4.53%     1.25%      2.06%
   Other Contracts (Non-Qualified)                         73,361   5.19      380,858    4.53%     0.75%      2.57%
   VAriety Plus                                            75,436   2.55      192,270    4.39%     1.55%      1.75%
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                          2,931,847  12.63   37,023,531    1.22%     1.40%     14.62%
   Platinum Investor                                       92,535  14.62    1,352,494    1.24%     1.35%     14.68%
   Platinum Investor Immediate VA                              --  14.09           --    2.43%     0.55%     15.60%
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                            313,943   9.38    2,945,338    3.25%     1.40%      2.97%
   Other Contracts (Deferred Load, Non-Qualified)         410,534   2.71    1,110,670    4.21%     1.25%      3.12%
   Other Contracts (Non-Qualified)                        122,325   3.05      373,164    4.21%     0.75%      3.64%
Van Kampen LIT Strategic Growth Portfolio - Class I *
   GENERATIONS                                            843,905  12.38   10,448,335    0.00%     1.40%      1.43%
Van Kampen Reserve Fund
   Other Contracts                                         58,501   4.35      254,712    4.05%     0.75%      3.37%
Vanguard VIF High Yield Bond Portfolio
   Platinum Investor Immediate VA                              --  11.89           --   14.77%     0.55%      7.68%
Vanguard VIF REIT Index Portfolio
   Platinum Investor Immediate VA                              --  18.59           --    4.75%     0.55%     34.19%
WM VT Balanced Portfolio
   WM Advantage                                        11,516,529   1.53   17,601,885    2.07%     1.40%      9.07%
   WM Strategic Asset Manager                          19,470,713   9.97  194,080,268    2.15%     1.40%      9.07%
WM VT Conservative Balanced Portfolio
   WM Advantage                                           270,775   1.38      373,663    2.72%     1.40%      7.32%
   WM Strategic Asset Manager                           1,493,185   7.20   10,745,600    2.64%     1.40%      7.32%
WM VT Conservative Growth Portfolio
   WM Advantage                                        12,969,304   1.51   19,592,313    1.53%     1.40%     10.64%
   WM Strategic Asset Manager                          12,615,027  10.53  132,779,618    1.58%     1.40%     10.64%
WM VT Equity Income Fund
   WM Advantage                                           788,876   2.07    1,633,682    1.83%     1.40%     16.53%
   WM Strategic Asset Manager                           2,465,206  10.45   25,759,147    1.74%     1.40%     16.53%
WM VT Flexible Income Portfolio
   WM Advantage                                           881,583   1.38    1,219,226    4.50%     1.40%      5.36%
   WM Strategic Asset Manager                           3,943,217   8.23   32,438,902    4.07%     1.40%      5.36%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2006 are as follows:

                                                                    Investment
                                                 Unit                 Income    Expense    Total
Divisions                                Units   Value  Net Assets  Ratio (a)  Ratio (b) Return (c)
-------------------------------------- --------- ------ ----------- ---------- --------- ----------
WM VT Growth & Income Fund
   WM Advantage                        3,891,950 $ 2.96 $11,507,229    1.43%     1.40%     10.32%
   WM Strategic Asset Manager          3,185,003   6.92  22,055,921    1.48%     1.40%     10.32%
WM VT Growth Fund
   WM Advantage                        4,920,948   3.16  15,531,819    0.11%     1.40%      3.48%
   WM Strategic Asset Manager          2,464,322   6.90  17,008,754    0.12%     1.40%      3.48%
WM VT Income Fund
   WM Advantage                        4,103,763   1.91   7,832,245    5.75%     1.40%      3.45%
   WM Strategic Asset Manager          1,060,957   7.31   7,755,463    5.90%     1.40%      3.45%
WM VT International Growth Fund
   WM Advantage                        2,854,402   2.08   5,937,296    1.44%     1.40%     18.87%
   WM Strategic Asset Manager            458,616   7.44   3,413,400    1.52%     1.40%     18.87%
WM VT Mid Cap Stock Fund
   WM Advantage                          462,219   2.08     962,766    1.70%     1.40%     15.26%
   WM Strategic Asset Manager            599,565  10.41   6,244,219    1.78%     1.40%     15.26%
WM VT Money Market Fund
   WM Advantage                        1,179,344   1.34   1,576,493    4.39%     1.40%      2.91%
   WM Strategic Asset Manager          1,276,306   5.95   7,597,960    3.70%     1.40%      2.91%
WM VT Short Term Income Fund
   WM Advantage                        2,358,215   1.51   3,565,409    4.38%     1.40%      3.14%
   WM Strategic Asset Manager            270,706   6.71   1,816,608    4.44%     1.40%      3.14%
WM VT Small Cap Growth Fund
   WM Advantage                        2,668,182   2.03   5,425,768    0.00%     1.40%      5.34%
   WM Strategic Asset Manager            477,041   6.25   2,981,277    0.00%     1.40%      5.34%
WM VT Strategic Growth Portfolio
   WM Advantage                          612,372   1.42     870,067    1.08%     1.40%     11.49%
   WM Strategic Asset Manager          4,197,173  11.46  48,092,536    1.09%     1.40%     11.49%
WM VT U.S. Government Securities Fund
   WM Advantage                        3,672,369   1.68   6,155,578    4.61%     1.40%      3.01%
   WM Strategic Asset Manager          1,358,726   6.74   9,159,888    5.04%     1.40%      3.01%
WM VT West Coast Equity Fund
   WM Advantage                          605,713   1.82   1,104,647    0.50%     1.40%     10.48%
   WM Strategic Asset Manager          1,718,444  11.79  20,268,636    0.53%     1.40%     10.48%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2005 are as follows:

                                                                                               Investment
                                                                             Unit                Income    Expense    Total
Divisions                                                             Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
-------------------------------------------------------------------- ------- ------ ---------- ---------- --------- ----------
AIM V.I. International Growth Fund - Series I
   Platinum Investor                                                 200,774 $12.21 $2,450,750    0.60%     1.35%     16.35%
   Platinum Investor Immediate VA                                         15  13.79        210    0.67%     0.55%     17.28%
AIM V.I. Premier Equity Fund - Series I
   Platinum Investor                                                 789,143   7.79  6,150,190    0.73%     1.35%      4.24%
   Platinum Investor Immediate VA                                         15  11.11        169    0.85%     0.55%      5.08%
Alger American Leveraged AllCap Portfolio - Class O Shares
   Platinum Investor Immediate VA                                         15  12.17        180    0.00%     0.55%     13.82%
Alger American MidCap Growth Portfolio - Class O Shares
   Platinum Investor Immediate VA                                         15  12.28        179    0.00%     0.55%      9.22%
American Century VP Inflation Protection Fund - Class II
   Platinum Investor Immediate VA                                         15  10.62        163    4.56%     0.55%      1.01%
American Century VP Value Fund - Class I
   Platinum Investor                                                 175,302  15.37  2,694,140    0.92%     1.35%      3.63%
   Platinum Investor Immediate VA                                         15  11.33        172    0.96%     0.55%      4.46%
Credit Suisse Small Cap Growth Portfolio
   Platinum Investor                                                  82,085   7.66    628,731    0.00%     1.35%     -3.98%
   Platinum Investor Immediate VA                                         15  10.34        154    0.00%     0.55%     -3.21%
Dreyfus IP MidCap Stock Portfolio - Initial Shares
   Platinum Investor                                                  84,528  12.77  1,079,529    0.03%     1.35%      7.71%
   Platinum Investor Immediate VA                                         15  12.30        184    0.03%     0.55%      8.57%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
   Platinum Investor                                                 296,857   7.41  2,200,322    0.00%     1.35%      2.23%
Dreyfus VIF Developing Leaders Portfolio - Initial Shares
   Platinum Investor                                                 263,139  13.66  3,594,777    0.00%     1.35%      4.39%
   Platinum Investor Immediate VA                                         15  11.48        173    0.00%     0.55%      5.22%
Dreyfus VIF Quality Bond Portfolio - Initial Shares
   Platinum Investor                                                 415,514  13.39  5,563,332    3.60%     1.35%      1.11%
   Platinum Investor Immediate VA                                         15  10.76        165    3.79%     0.55%      1.92%
Evergreen VA High Income Fund - Class 1
   Select Reserve                                                    766,976   7.02  5,387,853    5.78%     0.40%      1.07%
Evergreen VA Strategic Income Fund - Class 1
   Select Reserve                                                         --   7.61         --    0.00%     0.40%     -1.95%
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                                       41,319   3.02    124,771    2.48%     1.55%      2.45%
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor                                                 104,375  10.16  1,060,848    2.53%     1.35%      2.39%
   Platinum Investor Immediate VA                                         15  10.77        164    2.77%     0.55%      3.21%
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                                 296,415  12.20  3,617,040    0.12%     1.35%     15.09%
   Platinum Investor Immediate VA                                         15  12.85        193    0.14%     0.55%     16.01%
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                                 324,989  11.32  3,678,950    1.49%     1.35%      4.16%
   Platinum Investor Immediate VA                                         15  11.42        173    1.58%     0.55%      4.99%
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                                 356,109   6.90  2,455,781    0.28%     1.35%      4.09%
   Platinum Investor Immediate VA                                         15  10.93        163    0.30%     0.55%      4.93%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2005 are as follows:

                                                                                             Investment
                                                                           Unit                Income    Expense    Total
Divisions                                                           Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
------------------------------------------------------------------ ------- ------ ---------- ---------- --------- ----------
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                                     24,000 $ 3.06 $   73,329    1.83%     1.55%      3.22%
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Platinum Investor Immediate VA                                       15  14.16        213    0.00%     0.55%     17.37%
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                                     11,906   2.81     33,413    0.66%     1.55%     17.22%
Franklin Templeton Franklin Small Cap Value Securities Fund -
  Class 2
   Platinum Investor Immediate VA                                       15  12.48        188    0.84%     0.55%      8.17%
Franklin Templeton Franklin U.S. Government Fund - Class 2
   Platinum Investor Immediate VA                                       15  10.53        161    4.81%     0.55%      1.84%
Franklin Templeton Mutual Shares Securities Fund - Class 2
   Platinum Investor Immediate VA                                       15  12.09        183    0.99%     0.55%      9.95%
Franklin Templeton Templeton Foreign Securities Fund - Class 2
   Platinum Investor                                               138,882  11.72  1,628,330    1.20%     1.35%      8.70%
   Platinum Investor Immediate VA                                       15  12.60        191    1.28%     0.55%      9.57%
Franklin Templeton Templeton Global Asset Allocation Fund - Class
  2
   Platinum Investor                                               149,816  13.34  1,998,242    3.78%     1.35%      2.17%
Goldman Sachs VIT Capital Growth Fund - Institutional Shares
   Platinum Investor                                                16,879   9.17    154,830    0.14%     1.35%      1.57%
Janus Aspen International Growth Portfolio - Service Shares
   Platinum Investor                                                50,477  10.02    505,678    1.01%     1.35%     30.18%
   Platinum Investor Immediate VA                                       15  15.91        240    1.12%     0.55%     31.22%
Janus Aspen Mid Cap Growth Portfolio - Service Shares
   Platinum Investor                                               153,369   5.72    877,861    0.00%     1.35%     10.53%
   Platinum Investor Immediate VA                                       15  12.70        190    0.00%     0.55%     11.41%
Janus Aspen Worldwide Growth Portfolio - Service Shares
   Platinum Investor                                                79,130   6.60    522,124    1.03%     1.35%      4.16%
   Platinum Investor Immediate VA                                       15  11.36        173    1.30%     0.55%      4.99%
JPMorgan Mid Cap Value Portfolio
   Platinum Investor Immediate VA                                       15  12.32        187    0.21%     0.55%      8.61%
JPMorgan Small Company Portfolio
   Platinum Investor                                                38,931  11.36    442,073    0.00%     1.35%      2.03%
   Platinum Investor Immediate VA                                       15  12.28        182    0.00%     0.55%      2.85%
LEVCO Equity Value Fund
   Select Reserve                                                    5,749   7.22     41,488    0.09%     0.40%      8.11%
MFS VIT Capital Opportunities Series - Initial Class
   Platinum Investor                                               225,387   6.53  1,471,762    0.76%     1.35%      0.33%
   Platinum Investor Immediate VA                                       15  11.16        168    0.82%     0.55%      1.13%
MFS VIT Emerging Growth Series - Initial Class
   Platinum Investor                                               530,893   8.75  4,647,795    0.00%     1.35%      7.73%
   Platinum Investor Immediate VA                                       15  11.90        180    0.00%     0.55%      8.59%
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                                80,884   8.49    686,735    0.00%     1.35%      3.84%
   Platinum Investor Immediate VA                                       15  11.32        171    0.00%     0.55%      4.67%
MFS VIT Research Series - Initial Class
   Platinum Investor                                               123,440   7.78    959,855    0.46%     1.35%      6.36%
   Platinum Investor Immediate VA                                       15  12.01        182    0.52%     0.55%      7.21%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2005 are as follows:

                                                                                      Investment
                                                                    Unit                Income    Expense    Total
Divisions                                                    Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
----------------------------------------------------------- ------- ------ ---------- ---------- --------- ----------
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                               3,488 $ 2.52 $    8,784    0.84%     1.55%      7.51%
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor                                        124,785   7.00    873,162    0.00%     1.35%     12.22%
   Platinum Investor Immediate VA                                15  12.69        190    0.00%     0.55%     13.12%
Neuberger Berman AMT Partners Portfolio - Class I
   VAriety Plus                                                  --   2.98         --    0.00%     1.55%     16.24%
Oppenheimer Balanced Fund/VA - Non-Service Shares
   Platinum Investor Immediate VA                                15  11.29        173    1.93%     0.55%      3.32%
Oppenheimer Global Securities Fund/VA - Non-Service Shares
   Platinum Investor Immediate VA                                15  13.33        202    1.09%     0.55%     13.68%
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor                                        272,974  14.99  4,090,747    2.79%     1.35%      0.73%
   Platinum Investor Immediate VA                                15  10.84        167    2.98%     0.55%      1.53%
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor                                        112,399  10.93  1,228,529    2.75%     1.35%      1.13%
   Platinum Investor Immediate VA                                15  10.27        158    2.79%     0.55%      1.94%
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor                                        292,287  12.84  3,752,800    3.38%     1.35%      1.08%
   Platinum Investor Immediate VA                                15  10.67        164    3.56%     0.55%      1.89%
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor                                        158,465  10.70  1,695,800    1.27%     1.35%      4.75%
Pioneer Growth Opportunities VCT Portfolio - Class I
   Platinum Investor                                        227,918  10.82  2,465,661    0.00%     1.35%      5.26%
Putnam VT Diversified Income Fund - Class IB
   Platinum Investor Immediate VA                                15  11.07        170    8.07%     0.55%      2.49%
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                        253,973  10.65  2,704,763    1.58%     1.35%      3.82%
   Platinum Investor Immediate VA                                15  11.28        173    1.70%     0.55%      4.65%
Putnam VT International Growth and Income Fund - Class IB
   Platinum Investor                                         68,283  12.62    862,046    0.80%     1.35%     12.57%
   Platinum Investor Immediate VA                                15  13.14        200    0.92%     0.55%     13.48%
Royce Small-Cap Portfolio
   Select Reserve                                           112,695  13.43  1,514,045    0.00%     0.40%      8.13%
SunAmerica Aggressive Growth Portfolio - Class 1
   Platinum Investor Immediate VA                                15  12.29        184    0.00%     0.55%      8.14%
SunAmerica - SunAmerica Balanced Portfolio - Class 1
   Platinum Investor Immediate VA                                15  10.77        165    2.49%     0.55%      1.34%
UIF Core Plus Fixed Income Portfolio - Class I Shares
   GENERATIONS                                              340,531   7.61  2,592,775    3.36%     1.40%      2.77%
UIF Emerging Markets Equity Portfolio - Class I Shares
   GENERATIONS                                              313,888   7.78  2,442,958    0.37%     1.40%     32.00%
UIF Equity Growth Portfolio - Class I Shares
   GENERATIONS                                              962,972   7.82  7,526,085    0.47%     1.40%     14.11%
   Platinum Investor                                        162,385  10.11  1,641,901    0.47%     1.35%     14.16%
   Platinum Investor Immediate VA                                15  12.25        187    0.48%     0.55%     15.08%
UIF Global Value Equity Portfolio - Class I Shares
   GENERATIONS                                              591,614   8.32  4,925,118    0.97%     1.40%      4.36%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2005 are as follows:

                                                                                  Investment
                                                               Unit                 Income    Expense    Total
Divisions                                              Units   Value  Net Assets  Ratio (a)  Ratio (b) Return (c)
---------------------------------------------------- --------- ------ ----------- ---------- --------- ----------
UIF High Yield Portfolio - Class I Shares
   GENERATIONS                                         516,940 $ 6.16 $ 3,185,569    7.22%     1.40%     -0.34%
   Platinum Investor                                   119,393  10.50   1,253,617    7.32%     1.35%     -0.29%
   Platinum Investor Immediate VA                           15  10.92         167    7.55%     0.55%      0.50%
UIF International Magnum Portfolio - Class I Shares
   GENERATIONS                                         531,709   6.34   3,368,662    1.13%     1.40%      9.53%
UIF U.S. Mid Cap Value Portfolio - Class I Shares
   GENERATIONS                                         998,330  11.53  11,507,341    0.31%     1.40%     10.75%
UIF U.S. Real Estate Portfolio - Class I Shares
   GENERATIONS                                         193,099  20.89   4,033,782    1.18%     1.40%     15.43%
UIF Value Portfolio - Class I Shares
   GENERATIONS                                       1,135,936   8.19   9,305,629    1.30%     1.40%      3.11%
VALIC Company I Blue Chip Growth Fund
   Select Reserve                                       10,893  11.23     122,382    0.17%     0.40%      5.48%
VALIC Company I Health Sciences Fund
   Select Reserve                                        6,262  12.12      75,883    0.00%     0.40%     12.58%
VALIC Company I Income & Growth Fund
   Select Reserve                                        4,702  11.46      53,905    1.88%     0.40%      4.14%
VALIC Company I International Equities Fund
   Platinum Investor                                    80,670  10.38     837,658    1.64%     1.35%     15.42%
   Platinum Investor Immediate VA                           15  13.23         203    1.84%     0.55%     16.34%
   Select Reserve                                       24,224  11.27     272,893    1.81%     0.40%     16.52%
   VAriety Plus                                         16,649   1.50      24,940    1.70%     1.55%     15.19%
VALIC Company I Mid Cap Index Fund
   Platinum Investor                                   319,472  17.55   5,607,049    0.98%     1.35%     10.70%
   Platinum Investor Immediate VA                           15  12.50         190    1.06%     0.55%     11.58%
   Select Reserve                                       26,207  15.32     401,388    1.19%     0.40%     11.75%
VALIC Company I Money Market I Fund
   Platinum Investor                                   228,434  10.89   2,488,367    2.88%     1.35%      1.35%
   Select Reserve                                      878,323   6.00   5,270,144    2.60%     0.40%      2.32%
VALIC Company I Nasdaq-100 Index Fund
   Platinum Investor                                   126,804   4.72     598,917    0.13%     1.35%     -0.11%
   Platinum Investor Immediate VA                           15  11.19         166    0.14%     0.55%      0.69%
VALIC Company I Science & Technology Fund
   Platinum Investor                                   103,739   3.93     407,328    0.00%     1.35%      1.95%
   Platinum Investor Immediate VA                           15  10.79         161    0.00%     0.55%      2.76%
VALIC Company I Small Cap Index Fund
   Platinum Investor                                    72,861  13.28     967,745    0.84%     1.35%      2.87%
   Platinum Investor Immediate VA                           15  11.90         177    0.98%     0.55%      3.70%
VALIC Company I Social Awareness Fund
   VAriety Plus                                            838   3.43       2,877    1.17%     1.55%      2.47%
VALIC Company I Stock Index Fund
   Platinum Investor                                   665,355   9.22   6,132,525    1.46%     1.35%      3.16%
   Platinum Investor Immediate VA                           15  11.21         172    1.58%     0.55%      3.99%
   Select Reserve                                       60,862   9.93     604,481    1.47%     0.40%      4.14%
   VAriety Plus                                         52,187   4.43     231,000    1.48%     1.55%      2.96%
Van Kampen Comstock Fund
   Other Contracts                                     172,098  30.64   5,272,945    1.69%     0.75%      3.42%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2005 are as follows:

                                                                                     Investment
                                                                 Unit                  Income    Expense    Total
Divisions                                               Units    Value   Net Assets  Ratio (a)  Ratio (b) Return (c)
----------------------------------------------------- ---------- ------ ------------ ---------- --------- ----------
Van Kampen Corporate Bond Fund
   Other Contracts                                        44,735 $ 6.87 $    307,396    4.68%     0.75%      1.69%
Van Kampen High Yield Fund
   Other Contracts                                       979,118   5.66    5,541,048    7.35%     0.75%      0.52%
Van Kampen LIT Emerging Growth Portfolio - Class I
   GENERATIONS                                         1,145,132  12.21   13,977,951    0.27%     1.40%      6.44%
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                           669,685  16.49   11,043,888    0.76%     1.40%      6.65%
   Other Contracts (Deferred Load, Non-Qualified)        782,241   6.35    4,966,677    0.71%     1.25%      6.81%
   Other Contracts (Deferred Load, Qualified)                 --   6.31           --    0.71%     1.25%      6.81%
   Other Contracts (Non-Qualified)                        85,430   7.11      607,240    0.71%     0.75%      7.34%
   VAriety Plus                                          198,357   3.20      634,874    0.70%     1.55%      6.49%
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                           443,927  12.76    5,662,366    4.37%     1.40%      2.10%
   Other Contracts (Deferred Load, Non-Qualified)        337,054   4.42    1,489,718    4.14%     1.25%      2.25%
   Other Contracts (Deferred Load, Qualified)              4,921   4.67       22,975    4.14%     1.25%      2.26%
   Other Contracts (Non-Qualified)                        83,341   5.06      421,837    4.14%     0.75%      2.77%
   VAriety Plus                                           75,733   2.50      189,701    3.58%     1.55%      1.95%
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                         3,811,200  11.02   41,987,846    1.17%     1.40%      8.46%
   Platinum Investor                                     151,978  12.74    1,936,953    1.15%     1.35%      8.52%
   Platinum Investor Immediate VA                             15  12.19          186    1.22%     0.55%      9.38%
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                           161,993   9.11    1,475,955    2.44%     1.40%      1.26%
   Other Contracts (Deferred Load, Non-Qualified)        465,982   2.62    1,222,497    2.72%     1.25%      1.41%
   Other Contracts (Deferred Load, Qualified)                 --   2.62           --    2.72%     1.25%      1.41%
   Other Contracts (Non-Qualified)                       133,316   2.94      392,415    2.72%     0.75%      1.92%
Van Kampen Reserve Fund
   Other Contracts                                        64,470   4.21      271,546    2.25%     0.75%      1.53%
Vanguard VIF High Yield Bond Portfolio
   Platinum Investor Immediate VA                             15  11.04          169    8.14%     0.55%      2.19%
Vanguard VIF REIT Index Portfolio
   Platinum Investor Immediate VA                             16  13.85          215    3.09%     0.55%     11.22%
WM VT Balanced Portfolio
   WM Advantage                                       13,473,636   1.40   18,880,041    1.92%     1.40%      4.54%
   WM Strategic Asset Manager                         24,705,106   9.14  225,771,616    1.87%     1.40%      4.54%
WM VT Conservative Balanced Portfolio
   WM Advantage                                          288,776   1.29      371,321    2.25%     1.40%      3.14%
   WM Strategic Asset Manager                          1,931,866   6.71   12,954,219    2.29%     1.40%      3.14%
WM VT Conservative Growth Portfolio
   WM Advantage                                       15,531,551   1.37   21,205,847    1.19%     1.40%      5.55%
   WM Strategic Asset Manager                         16,108,452   9.51  153,239,074    1.25%     1.40%      5.55%
WM VT Equity Income Fund
   WM Advantage                                          979,696   1.78    1,741,099    1.60%     1.40%      8.74%
   WM Strategic Asset Manager                          2,685,742   8.97   24,083,259    1.60%     1.40%      8.74%
WM VT Flexible Income Portfolio
   WM Advantage                                        1,278,514   1.31    1,678,211    3.29%     1.40%      1.98%
   WM Strategic Asset Manager                          5,803,431   7.81   45,312,895    3.37%     1.40%      1.98%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2005 are as follows:

                                                                    Investment
                                                 Unit                 Income    Expense    Total
Divisions                                Units   Value  Net Assets  Ratio (a)  Ratio (b) Return (c)
-------------------------------------- --------- ------ ----------- ---------- --------- ----------
WM VT Growth & Income Fund
   WM Advantage                        4,632,598 $ 2.68 $12,416,173    1.22%     1.40%      1.87%
   WM Strategic Asset Manager          4,258,719   6.28  26,733,524    1.21%     1.40%      1.87%
WM VT Growth Fund
   WM Advantage                        6,008,681   3.05  18,326,386    0.54%     1.40%      5.92%
   WM Strategic Asset Manager          3,259,242   6.67  21,737,762    0.52%     1.40%      5.92%
WM VT Income Fund
   WM Advantage                        4,965,639   1.84   9,161,455    5.88%     1.40%      0.98%
   WM Strategic Asset Manager          1,403,063   7.07   9,914,583    5.67%     1.40%      0.98%
WM VT International Growth Fund
   WM Advantage                        3,210,892   1.75   5,618,477    1.53%     1.40%     16.23%
   WM Strategic Asset Manager            518,465   6.26   3,246,202    1.50%     1.40%     16.23%
WM VT Mid Cap Stock Fund
   WM Advantage                          502,105   1.81     907,408    0.47%     1.40%     11.82%
   WM Strategic Asset Manager            674,912   9.04   6,098,498    0.45%     1.40%     11.82%
WM VT Money Market Fund
   WM Advantage                        1,104,687   1.30   1,434,891    2.66%     1.40%      1.16%
   WM Strategic Asset Manager          1,204,188   5.78   6,965,659    2.50%     1.40%      1.16%
WM VT Short Term Income Fund
   WM Advantage                        2,811,489   1.47   4,121,263    3.88%     1.40%      0.23%
   WM Strategic Asset Manager            431,283   6.51   2,806,059    3.63%     1.40%      0.23%
WM VT Small Cap Growth Fund
   WM Advantage                        3,235,146   1.93   6,245,387    0.00%     1.40%     -3.09%
   WM Strategic Asset Manager            585,522   5.93   3,473,852    0.00%     1.40%     -3.09%
WM VT Strategic Growth Portfolio
   WM Advantage                          693,922   1.27     884,329    0.61%     1.40%      6.22%
   WM Strategic Asset Manager          5,446,225  10.28  55,973,253    0.65%     1.40%      6.22%
WM VT U.S. Government Securities Fund
   WM Advantage                        4,247,688   1.63   6,912,207    4.39%     1.40%      0.85%
   WM Strategic Asset Manager          1,909,404   6.54  12,496,759    4.37%     1.40%      0.85%
WM VT West Coast Equity Fund
   WM Advantage                          692,401   1.65   1,143,012    0.78%     1.40%      7.07%
   WM Strategic Asset Manager          2,054,268  10.68  21,932,198    0.70%     1.40%      7.07%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2004 are as follows:

                                                                                        Investment
                                                                      Unit                Income    Expense    Total
Divisions                                                     Units   Value  Net Assets Ratio (a)  Ratio (b) Return (c)
----------------------------------------------------------- --------- ------ ---------- ---------- --------- ----------
AIM V.I. International Growth Fund - Series I
   Platinum Investor                                          247,852 $10.49 $2,600,236    0.60%     1.35%     22.34%
   Platinum Investor Immediate VA                                  19  11.75        229    1.17%     0.55%     17.55%
AIM V.I. Premier Equity Fund - Series I
   Platinum Investor                                        1,057,615   7.48  7,907,100    0.43%     1.35%      4.35%
   Platinum Investor Immediate VA                                  19  10.57        206    0.90%     0.55%      5.72%
Alger American Leveraged AllCap Portfolio - Class O Shares
   Platinum Investor Immediate VA                                  19  10.69        202    0.00%     0.55%      6.90%
Alger American MidCap Growth Portfolio - Class O Shares
   Platinum Investor Immediate VA                                  19  11.24        210    0.00%     0.55%     12.40%
American Century VP Inflation Protection Fund - Class II
   Platinum Investor Immediate VA                                  20  10.51        206    3.28%     0.55%      5.11%
American Century VP Value Fund - Class I
   Platinum Investor                                          184,061  14.83  2,729,694    0.94%     1.35%     12.80%
   Platinum Investor Immediate VA                                  19  10.84        211    0.00%     0.55%      8.43%
Credit Suisse Small Cap Growth Portfolio
   Platinum Investor                                           95,170   7.98    759,174    0.00%     1.35%      9.38%
   Platinum Investor Immediate VA                                  19  10.68        204    0.00%     0.55%      6.81%
Dreyfus IP MidCap Stock Portfolio - Initial Shares
   Platinum Investor                                           99,517  11.86  1,179,958    0.36%     1.35%     12.94%
   Platinum Investor Immediate VA                                  19  11.33        218    0.71%     0.55%     13.26%
Dreyfus Socially Responsible Growth Fund - Initial Shares
   Platinum Investor                                          431,982   7.25  3,132,033    0.36%     1.35%      4.79%
Dreyfus VIF Developing Leaders Portfolio - Initial Shares
   Platinum Investor                                          354,417  13.09  4,638,295    0.18%     1.35%      9.85%
   Platinum Investor Immediate VA                                  19  10.91        210    0.38%     0.55%      9.09%
Dreyfus VIF Quality Bond Portfolio - Initial Shares
   Platinum Investor                                          527,122  13.24  6,980,308    3.95%     1.35%      1.98%
   Platinum Investor Immediate VA                                  20  10.55        207    4.93%     0.55%      5.55%
Evergreen VA High Income Fund - Class 1
   Select Reserve                                             815,171   6.95  5,665,554    5.48%     0.40%      8.25%
Evergreen VA Strategic Income Fund - Class 1
   Select Reserve                                               4,473   7.77     34,740    8.87%     0.40%      7.98%
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                                49,298   2.95    145,308    2.65%     1.55%      3.85%
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor                                          118,686   9.93  1,178,113    2.47%     1.35%      3.77%
   Platinum Investor Immediate VA                                  20  10.44        204    0.00%     0.55%      4.39%
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                          355,870  10.60  3,773,254    0.20%     1.35%     13.62%
   Platinum Investor Immediate VA                                  19  11.08        214    0.00%     0.55%     10.77%
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                          378,077  10.87  4,109,039    1.43%     1.35%      9.74%
   Platinum Investor Immediate VA                                  19  10.87        211    0.00%     0.55%      8.73%
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                          404,714   6.63  2,681,261    0.14%     1.35%      1.74%
   Platinum Investor Immediate VA                                  19  10.41        200    0.00%     0.55%      4.13%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2004 are as follows:

                                                                                             Investment
                                                                           Unit                Income    Expense    Total
Divisions                                                           Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
------------------------------------------------------------------ ------- ------ ---------- ---------- --------- ----------
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                                     27,885 $ 2.96 $   82,545    1.27%     1.55%      8.91%
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Platinum Investor Immediate VA                                       19  12.07        232    0.00%     0.55%     20.68%
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                                     14,268   2.39     34,161    1.09%     1.55%     11.89%
Franklin Templeton Franklin Small Cap Value Securities Fund -
  Class 2
   Platinum Investor Immediate VA                                       19  11.54        223    0.00%     0.55%     15.39%
Franklin Templeton Franklin U.S. Government Fund - Class 2
   Platinum Investor Immediate VA                                       20  10.34        202    0.00%     0.55%      3.38%
Franklin Templeton Mutual Shares Securities Fund - Class 2
   Platinum Investor Immediate VA                                       19  11.00        214    0.00%     0.55%     10.00%
Franklin Templeton Templeton Foreign Securities Fund - Class 2
   Platinum Investor                                               178,423  10.79  1,924,576    1.05%     1.35%     16.94%
   Platinum Investor Immediate VA                                       19  11.50        223    0.00%     0.55%     14.98%
Franklin Templeton Templeton Global Asset Allocation Fund - Class
  2
   Platinum Investor                                               159,471  13.05  2,081,861    2.68%     1.35%     14.17%
Goldman Sachs VIT Capital Growth Fund - Institutional Shares
   Platinum Investor                                                20,023   9.03    180,833    0.68%     1.35%      7.62%
Janus Aspen International Growth Portfolio - Service Shares
   Platinum Investor                                                51,190   7.70    393,944    0.82%     1.35%     17.10%
   Platinum Investor Immediate VA                                       19  12.13        235    0.67%     0.55%     21.26%
Janus Aspen Mid Cap Growth Portfolio - Service Shares
   Platinum Investor                                               194,236   5.18  1,005,860    0.00%     1.35%     18.86%
   Platinum Investor Immediate VA                                       19  11.40        219    0.00%     0.55%     13.96%
Janus Aspen Worldwide Growth Portfolio - Service Shares
   Platinum Investor                                               116,913   6.34    740,654    0.87%     1.35%      3.13%
   Platinum Investor Immediate VA                                       20  10.82        211    1.09%     0.55%      8.19%
JPMorgan Mid Cap Value Portfolio
   Platinum Investor Immediate VA                                       19  11.34        220    0.00%     0.55%     13.41%
JPMorgan Small Company Portfolio
   Platinum Investor                                                40,293  11.13    448,424    0.00%     1.35%     25.47%
   Platinum Investor Immediate VA                                       19  11.94        228    0.00%     0.55%     19.39%
LEVCO Equity Value Fund
   Select Reserve                                                    9,836   6.67     65,653    1.84%     0.40%     13.31%
MFS VIT Capital Opportunities Series - Initial Class
   Platinum Investor                                               269,897   6.51  1,756,685    0.35%     1.35%     10.96%
   Platinum Investor Immediate VA                                       19  11.03        214    0.00%     0.55%     10.33%
MFS VIT Emerging Growth Series - Initial Class
   Platinum Investor                                               709,358   8.13  5,764,601    0.00%     1.35%     11.44%
   Platinum Investor Immediate VA                                       19  10.96        212    0.00%     0.55%      9.58%
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                                97,963   8.18    800,994    0.00%     1.35%      5.09%
   Platinum Investor Immediate VA                                       19  10.81        207    0.00%     0.55%      8.12%
MFS VIT Research Series - Initial Class
   Platinum Investor                                               133,379   7.31    975,133    1.05%     1.35%     14.30%
   Platinum Investor Immediate VA                                       19  11.21        217    0.00%     0.55%     12.06%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2004 are as follows:

                                                                                      Investment
                                                                    Unit                Income    Expense    Total
Divisions                                                    Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
----------------------------------------------------------- ------- ------ ---------- ---------- --------- ----------
Navellier Growth Portfolio
   Select Reserve                                                -- $ 6.27 $       --    0.00%     0.40%     -8.77%
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                               4,606   2.34     10,790    1.20%     1.55%      7.63%
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor                                        133,993   6.24    835,491    0.00%     1.35%     14.75%
   Platinum Investor Immediate VA                                19  11.21        213    0.00%     0.55%     12.15%
Neuberger Berman AMT Partners Portfolio - Class I
   VAriety Plus                                               1,143   2.56      2,930    0.01%     1.55%     17.15%
Oppenheimer Balanced Fund/VA - Non-Service Shares
   Platinum Investor Immediate VA                                20  10.93        213    0.00%     0.55%      9.27%
Oppenheimer Global Securities Fund/VA - Non-Service Shares
   Platinum Investor Immediate VA                                19  11.73        226    0.00%     0.55%     17.28%
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor                                        313,664  14.88  4,666,568    0.97%     1.35%      7.46%
   Platinum Investor Immediate VA                                20  10.67        210    1.37%     0.55%      6.75%
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor                                        117,669  10.81  1,271,751    1.24%     1.35%     -0.06%
   Platinum Investor Immediate VA                                20  10.08        197    1.67%     0.55%      0.76%
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor                                        334,567  12.70  4,249,720    1.85%     1.35%      3.49%
   Platinum Investor Immediate VA                                20  10.47        205    1.92%     0.55%      4.68%
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor                                        208,364  10.22  2,128,595    0.00%     1.35%      2.16%
Pioneer Growth Opportunities VCT Portfolio - Class I
   Platinum Investor                                        314,562  10.28  3,232,917    0.00%     1.35%      2.78%
Putnam VT Diversified Income Fund - Class IB
   Platinum Investor Immediate VA                                20  10.80        211    0.00%     0.55%      8.00%
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                        281,598  10.26  2,888,580    1.53%     1.35%      9.62%
   Platinum Investor Immediate VA                                19  10.78        210    0.00%     0.55%      7.76%
Putnam VT International Growth and Income Fund - Class IB
   Platinum Investor                                         63,549  11.21    712,657    1.10%     1.35%     19.36%
   Platinum Investor Immediate VA                                19  11.58        225    0.00%     0.55%     15.78%
Royce Small-Cap Portfolio
   Select Reserve                                            84,549  12.43  1,050,523    0.00%     0.40%     24.45%
Safeco RST Core Equity Portfolio
   Platinum Investor                                             --   7.33         --    1.96%     1.35%      4.00%
Safeco RST Growth Opportunities Portfolio
   Platinum Investor                                             --  12.85         --    0.00%     1.35%     17.43%
SunAmerica Aggressive Growth Portfolio - Class 1
   Platinum Investor Immediate VA                                19  11.36        216    0.00%     0.55%     13.64%
SunAmerica - SunAmerica Balanced Portfolio - Class 1
   Platinum Investor Immediate VA                                20  10.63        207    2.93%     0.55%      6.29%
UIF Core Plus Fixed Income Portfolio - Class I Shares
   GENERATIONS                                              469,484   7.41  3,478,305    3.63%     1.40%      2.92%
UIF Emerging Markets Equity Portfolio - Class I Shares
   GENERATIONS                                              367,533   5.90  2,167,044    0.65%     1.40%     21.40%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2004 are as follows:

                                                                                  Investment
                                                               Unit                 Income    Expense    Total
Divisions                                              Units   Value  Net Assets  Ratio (a)  Ratio (b) Return (c)
---------------------------------------------------- --------- ------ ----------- ---------- --------- ----------
UIF Equity Growth Portfolio - Class I Shares
   GENERATIONS                                       1,301,230 $ 6.85 $ 8,912,553    0.17%     1.40%      6.27%
   Platinum Investor                                   251,382   8.86   2,226,436    0.17%     1.35%      6.33%
   Platinum Investor Immediate VA                           19  10.64         206    0.32%     0.55%      6.43%
UIF Global Value Equity Portfolio - Class I Shares
   GENERATIONS                                         771,775   7.98   6,156,289    0.74%     1.40%     11.96%
UIF High Yield Portfolio - Class I Shares
   GENERATIONS                                         707,187   6.18   4,372,988    6.13%     1.40%      7.96%
   Platinum Investor                                   140,367  10.53   1,478,195    6.17%     1.35%      8.02%
   Platinum Investor Immediate VA                           20  10.86         212   11.53%     0.55%      8.61%
UIF International Magnum Portfolio - Class I Shares
   GENERATIONS                                         685,072   5.78   3,962,697    2.79%     1.40%     15.76%
UIF U.S. Mid Cap Value Portfolio - Class I Shares
   GENERATIONS                                       1,323,508  10.41  13,774,539    0.02%     1.40%     13.00%
UIF U.S. Real Estate Portfolio - Class I Shares
   GENERATIONS                                         271,296  18.10   4,909,743    1.60%     1.40%     34.50%
UIF Value Portfolio - Class I Shares
   GENERATIONS                                       1,476,511   7.94  11,730,389    0.97%     1.40%     16.20%
VALIC Company I Blue Chip Growth Fund
   Select Reserve                                        8,660  10.65      92,226    0.68%     0.40%      6.50%
VALIC Company I Health Sciences Fund
   Select Reserve                                        6,632  10.76      71,393    0.00%     0.40%      7.65%
VALIC Company I Income & Growth Fund
   Select Reserve                                        4,702  11.01      51,761    2.00%     0.40%     10.07%
VALIC Company I International Equities Fund
   Platinum Investor                                    90,929   9.00     818,047    1.35%     1.35%     16.28%
   Platinum Investor Immediate VA                           20  11.38         222    0.93%     0.55%     13.75%
   Select Reserve                                       19,493   9.67     188,463    1.25%     0.40%     17.39%
   VAriety Plus                                         16,693   1.30      21,708    1.41%     1.55%     16.04%
VALIC Company I Mid Cap Index Fund
   Platinum Investor                                   400,742  15.86   6,353,763    0.81%     1.35%     14.49%
   Platinum Investor Immediate VA                           19  11.20         216    0.68%     0.55%     12.03%
   Select Reserve                                       18,116  13.71     248,297    0.89%     0.40%     15.58%
VALIC Company I Money Market I Fund
   Platinum Investor                                   265,990  10.75   2,858,757    0.79%     1.35%     -0.55%
   Platinum Investor Immediate VA                           --  10.03          --    0.00%     0.55%      0.32%
   Select Reserve                                      996,460   5.86   5,843,492    0.84%     0.40%      0.40%
VALIC Company I Nasdaq-100 Index Fund
   Platinum Investor                                   177,381   4.73     838,724    0.49%     1.35%      8.58%
   Platinum Investor Immediate VA                           19  11.11         211    1.06%     0.55%     11.13%
VALIC Company I Science & Technology Fund
   Platinum Investor                                   140,172   3.85     539,876    0.00%     1.35%     -0.56%
   Platinum Investor Immediate VA                           19  10.50         199    0.00%     0.55%      5.00%
VALIC Company I Small Cap Index Fund
   Platinum Investor                                    81,803  12.91   1,056,149    0.81%     1.35%     16.31%
   Platinum Investor Immediate VA                           19  11.48         217    0.67%     0.55%     14.80%
VALIC Company I Social Awareness Fund
   VAriety Plus                                            839   3.35       2,810    1.20%     1.55%      8.89%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2004 are as follows:

                                                                                     Investment
                                                                 Unit                  Income    Expense    Total
Divisions                                               Units    Value   Net Assets  Ratio (a)  Ratio (b) Return (c)
----------------------------------------------------- ---------- ------ ------------ ---------- --------- ----------
VALIC Company I Stock Index Fund
   Platinum Investor                                     908,753 $ 8.93 $  8,119,171    1.54%     1.35%      9.03%
   Platinum Investor Immediate VA                             19  10.78          210    1.75%     0.55%      7.80%
   Select Reserve                                         59,044   9.54      563,097    1.58%     0.40%     10.07%
   VAriety Plus                                           55,810   4.30      239,944    1.54%     1.55%      8.81%
Van Kampen Comstock Fund
   Other Contracts                                       217,619  29.63    6,447,271    0.00%     0.75%     16.69%
Van Kampen Corporate Bond Fund
   Other Contracts                                        45,928   6.76      310,362    0.00%     0.75%      4.25%
Van Kampen High Yield Fund *
   Other Contracts                                     1,146,821   5.63    6,456,460    0.00%     0.75%      9.68%
Van Kampen LIT Emerging Growth Portfolio - Class I
   GENERATIONS                                         1,502,640  11.47   17,232,754    0.00%     1.40%      5.55%
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                           881,049  15.46   13,623,368    0.39%     1.40%      2.61%
   Other Contracts (Deferred Load, Non-Qualified)        843,655   5.94    5,015,022    0.38%     1.25%      2.76%
   Other Contracts (Deferred Load, Qualified)              1,236   5.91        7,303    0.38%     1.25%      2.76%
   Other Contracts (Non-Qualified)                        94,096   6.62      623,079    0.38%     0.75%      3.27%
   VAriety Plus                                          212,061   3.01      637,357    0.42%     1.55%      2.45%
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                           591,196  12.49    7,385,577    4.84%     1.40%      2.72%
   Other Contracts (Deferred Load, Non-Qualified)        360,521   4.32    1,558,305    4.90%     1.25%      2.87%
   Other Contracts (Deferred Load, Qualified)              8,478   4.57       38,707    4.90%     1.25%      2.87%
   Other Contracts (Non-Qualified)                        99,245   4.93      488,816    4.90%     0.75%      3.39%
   VAriety Plus                                          103,191   2.46      253,537    4.68%     1.55%      2.57%
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                         4,884,521  10.16   49,614,205    0.99%     1.40%     12.79%
   Platinum Investor                                     177,140  11.74    2,080,463    0.93%     1.35%     12.84%
   Platinum Investor Immediate VA                             19  11.14          217    0.00%     0.55%     11.41%
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                           269,953   9.00    2,429,021    0.77%     1.40%     -0.60%
   Other Contracts (Deferred Load, Non-Qualified)        496,150   2.59    1,283,536    0.82%     1.25%     -0.45%
   Other Contracts (Deferred Load, Qualified)              1,539   2.59        3,982    0.82%     1.25%     -0.45%
   Other Contracts (Non-Qualified)                       183,863   2.89      531,018    0.82%     0.75%      0.05%
   VAriety Plus                                               --   1.76           --    0.12%     1.55%     -0.75%
Van Kampen Reserve Fund
   Other Contracts                                        69,062   4.15      286,496    0.00%     0.75%     -0.29%
Vanguard VIF High Yield Bond Portfolio
   Platinum Investor Immediate VA                             20  10.80          211    0.00%     0.55%      8.02%
Vanguard VIF REIT Index Portfolio
   Platinum Investor Immediate VA                             20  12.46          246    0.00%     0.55%     24.56%
WM VT Balanced Portfolio
   WM Advantage                                       15,324,809   1.34   20,541,849    1.81%     1.40%      8.59%
   WM Strategic Asset Manager                         28,412,338   8.74  248,381,621    1.83%     1.40%      8.59%
WM VT Conservative Balanced Portfolio
   WM Advantage                                          322,683   1.25      402,275    2.05%     1.40%      6.70%
   WM Strategic Asset Manager                          2,164,179   6.50   14,069,712    1.99%     1.40%      6.70%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2004 are as follows:

                                                                     Investment
                                                  Unit                 Income    Expense    Total
Divisions                                Units    Value  Net Assets  Ratio (a)  Ratio (b) Return (c)
-------------------------------------- ---------- ----- ------------ ---------- --------- ----------
WM VT Conservative Growth Portfolio
   WM Advantage                        18,656,187 $1.29 $ 24,131,927    1.38%     1.40%     10.22%
   WM Strategic Asset Manager          18,998,377  9.01  171,221,900    1.35%     1.40%     10.22%
WM VT Equity Income Fund
   WM Advantage                           836,126  1.63    1,366,522    1.76%     1.40%     17.46%
   WM Strategic Asset Manager           2,719,921  8.25   22,429,587    1.68%     1.40%     17.47%
WM VT Flexible Income Portfolio
   WM Advantage                         1,334,703  1.29    1,717,979    3.42%     1.40%      4.99%
   WM Strategic Asset Manager           6,865,841  7.66   52,568,380    3.30%     1.40%      4.99%
WM VT Growth & Income Fund
   WM Advantage                         5,616,835  2.63   14,778,005    1.04%     1.40%      7.57%
   WM Strategic Asset Manager           5,015,663  6.16   30,907,631    1.03%     1.40%      7.57%
WM VT Growth Fund
   WM Advantage                         7,248,233  2.88   20,870,839    0.00%     1.40%      6.72%
   WM Strategic Asset Manager           4,064,538  6.30   25,592,873    0.00%     1.40%      6.72%
WM VT Income Fund
   WM Advantage                         5,976,351  1.83   10,919,109    5.95%     1.40%      4.09%
   WM Strategic Asset Manager           1,634,050  7.00   11,434,686    5.85%     1.40%      4.09%
WM VT International Growth Fund
   WM Advantage                         3,777,836  1.51    5,687,400    1.16%     1.40%     12.03%
   WM Strategic Asset Manager             524,395  5.39    2,824,820    1.11%     1.40%     12.03%
WM VT Mid Cap Stock Fund
   WM Advantage                           535,027  1.62      864,678    0.31%     1.40%     13.00%
   WM Strategic Asset Manager             765,173  8.08    6,183,116    0.32%     1.40%     13.00%
WM VT Money Market Fund
   WM Advantage                         1,886,781  1.28    2,422,674    0.80%     1.40%     -0.55%
   WM Strategic Asset Manager           1,419,380  5.72    8,116,323    0.79%     1.40%     -0.55%
WM VT Short Term Income Fund
   WM Advantage                         3,525,591  1.46    5,156,343    3.82%     1.40%      0.65%
   WM Strategic Asset Manager             582,836  6.49    3,783,522    3.90%     1.40%      0.65%
WM VT Small Cap Growth Fund
   WM Advantage                         3,886,602  1.99    7,742,076    0.00%     1.40%      3.22%
   WM Strategic Asset Manager             776,893  6.12    4,756,101    0.00%     1.40%      3.22%
WM VT Strategic Growth Portfolio
   WM Advantage                         1,045,397  1.20    1,254,281    0.71%     1.40%     11.26%
   WM Strategic Asset Manager           6,436,098  9.68   62,275,834    0.64%     1.40%     11.26%
WM VT U.S. Government Securities Fund
   WM Advantage                         5,151,256  1.61    8,311,717    3.87%     1.40%      2.34%
   WM Strategic Asset Manager           2,401,347  6.49   15,583,604    3.64%     1.40%      2.34%
WM VT West Coast Equity Fund
   WM Advantage                           883,329  1.54    1,361,934    0.23%     1.40%     11.46%
   WM Strategic Asset Manager           2,329,097  9.97   23,224,880    0.25%     1.40%     11.46%

(a)These amounts represent the dividends, excluding capital gain distributions from mutual funds, received by the Division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reduction in the unit value. The recognition of investment income by the Division is affected by the timing of the declaration of dividends by the underlying fund in which the Divisions invest.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

(b)These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each year indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(c)These amounts represent the total return for the years indicated, including changes in the value of the underlying Division, and reflect deductions for those expenses that result in a direct reduction to unit values. The total return does not include contract charges deducted directly from account values. For the years ended December 31, 2008, 2007, 2006, 2005 and 2004, a total return was calculated using the initial unit value for the Division if the Division became an available investment option during the year and the underlying Fund was not available at the beginning of the year.

*  Fund Name Changes

2004

- Effective December 17, 2004, Van Kampen High Income Corporate Bond Fund changed its name to Van Kampen High Yield Fund.

2006

- Effective February 21, 2006, VALIC Company I Income & Growth Fund changed its name to VALIC Company I Core Value Fund.

- Effective August 15, 2006, Van Kampen LIT Emerging Growth Portfolio - Class I changed its name to Van Kampen LIT Strategic Growth Portfolio - Class I.

- Effective December 1, 2006, Credit Suisse Small Cap Growth Portfolio changed its name to Credit Suisse Small Cap Core I Portfolio.

2007

- Effective January 5, 2007, WM VT Equity Income Fund changed its name to Principal Equity Income Account I.

- Effective January 5, 2007, WM VT Income Fund changed its name to Principal Income Account.

- Effective January 5, 2007, WM VT Mid Cap Stock Fund changed its name to Principal MidCap Stock Account.

- Effective January 5, 2007, WM VT U.S. Government Securities Fund changed its name to Principal Mortgage Securities Account.

- Effective January 5, 2007, WM VT Balanced Portfolio changed its name to Principal SAM Balanced Portfolio.

- Effective January 5, 2007, WM VT Conservative Balanced Portfolio changed its name to Principal SAM Conservative Balanced Portfolio.

- Effective January 5, 2007, WM VT Conservative Growth Portfolio changed its name to Principal SAM Conservative Growth Portfolio.

- Effective January 5, 2007, WM VT Flexible Income Portfolio changed its name to Principal SAM Flexible Income Portfolio.

- Effective January 5, 2007, WM VT Strategic Growth Portfolio changed its name to Principal SAM Strategic Growth Portfolio.

- Effective January 5, 2007, WM VT Short Term Income Fund changed its name to Principal Short-Term Income Account.

- Effective January 5, 2007, WM VT West Coast Equity Fund changed its name to Principal West Coast Equity Account.

- Effective May 1, 2007, MFS VIT Capital Opportunities Series - Initial Class changed its name to MFS VIT Core Equity Series - Initial Class.

2008

- Effective May 1, 2008, MFS VIT Emerging Growth Series - Initial Class changed its name to MFS VIT Growth Series - Initial Class.

- Effective May 1, 2008, UIF Equity Growth Portfolio - Class I Shares changed its name to UIF Capital Growth Portfolio - Class I Shares.

- Effective May 1, 2008, VALIC Company I Blue Chip Growth Fund changed its name to AIG Retirement Company I Blue Chip Growth Fund.

- Effective May 1, 2008, VALIC Company I Core Value Fund changed its name to AIG Retirement Company I Core Value Fund.

- Effective May 1, 2008, VALIC Company I Health Sciences Fund changed its name to AIG Retirement Company I Health Sciences Fund.

- Effective May 1, 2008, VALIC Company I International Equities Fund changed its name to AIG Retirement Company I International Equities Fund.

- Effective May 1, 2008, VALIC Company I Mid Cap Index Fund changed its name to AIG Retirement Company I Mid Cap Index Fund.

- Effective May 1, 2008, VALIC Company I Money Market I Fund changed its name to AIG Retirement Company I Money Market I Fund.

- Effective May 1, 2008, VALIC Company I Nasdaq-100 Index Fund changed its name to AIG Retirement Company I Nasdaq-100 Index Fund.

- Effective May 1, 2008, VALIC Company I Science & Technology Fund changed its name to AIG Retirement Company I Science & Technology Fund.

- Effective May 1, 2008, VALIC Company I Small Cap Index Fund changed its name to AIG Retirement Company I Small Cap Index Fund.

- Effective May 1, 2008, VALIC Company I Social Awareness Fund changed its name to AIG Retirement Company I Social Awareness Fund.

- Effective May 1, 2008, VALIC Company I Stock Index Fund changed its name to AIG Retirement Company I Stock Index Fund.

- Effective May 1, 2008, Van Kampen LIT Strategic Growth Portfolio - Class I changed its name to Van Kampen LIT Capital Growth Portfolio - Class I.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE H - EVENTS RELATED TO AIG

In September 2008, American International Group, Inc. ("AIG") experienced a severe strain on its liquidity that resulted in AIG on September 22, 2008, entering into an $85 billion revolving credit facility and a guarantee and pledge agreement with the Federal Reserve Bank of New York ("NY Fed"). Pursuant to the credit facility agreement, on March 4, 2009, AIG issued 100,000 shares of Series C Perpetual, Convertible, Participating Preferred Stock, par value $5.00 per share and at an initial liquidation preference of $5.00 per share (the "Series C Preferred Stock") to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury. The Series C Preferred Stock is entitled to (i) participate in any dividends paid on the common stock with the payments attributable to the Series C Preferred Stock being approximately 79.9 percent of the aggregate dividends paid on AIG's common stock, treating the Series C Preferred Stock as if converted and (ii) vote with AIG's common stock on all matters submitted to AIG shareholders, and holds approximately 79.9 percent of the aggregate voting power of the common stock, treating the Series C Preferred Stock as if converted. The Series C Preferred Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates.

The credit facility obligations are guaranteed by certain AIG subsidiaries and the obligations are secured by a pledge of certain assets of AIG and its subsidiaries. The Company is not a guarantor of the credit facility obligations and it has not pledged any assets to secure those obligations.

On November 25, 2008, AIG entered into an agreement with the U.S. Department of the Treasury pursuant to which, among other things, AIG issued and sold to the U.S. Department of the Treasury, as part of the Troubled Assets Relief Program, $40 billion of Series D Fixed Rate Cumulative Perpetual Preferred Stock, par value $5.00 per share, (the "Series D Preferred Stock"), and a 10-year warrant to purchase 53,798,766 shares of common stock (the "Warrant"). The proceeds from the sale of the Series D Preferred Stock and the Warrant were used to repay borrowings under the credit facility and, in connection therewith, the maximum commitment amount under the credit facility agreement was reduced from $85 billion to $60 billion.

During the fourth quarter of 2008, AIG and certain of its subsidiaries entered into an agreement with the NY Fed in connection with the special purpose financing vehicle known as Maiden Lane III LLC. The Company was not a party to this agreement and this transaction did not affect the Company's financial condition, results of operations or cash flows.

On December 12, 2008, AIG, certain of AIG's wholly owned U.S. life insurance subsidiaries, and AIG Securities Lending Corp., another AIG subsidiary (the "AIG Agent"), entered into an agreement with Maiden Lane II LLC, a Delaware limited liability company whose sole member is the NY Fed ("ML II"). Pursuant to the agreement, the life insurance subsidiaries (including the Company) sold to ML II all of their undivided interests in a pool of $39.3 billion face amount of residential mortgage-backed securities ("RMBS") held by the AIG Agent, as agent of the life insurance subsidiaries, in connection with AIG's U.S. securities lending program. In exchange for the RMBS, the life insurance subsidiaries received an initial purchase price of $19.8 billion plus the right to receive deferred contingent portions of the total purchase price. Additionally, the Company received an economic interest in ML II valued at $31.7 million. As a result of these actions, the U.S. securities lending program, and the interim agreement entered into with the NY Fed whereby the NY Fed borrowed securities from AIG subsidiaries in exchange for cash collateral, were terminated.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE H - EVENTS RELATED TO AIG - CONTINUED

On March 2, 2009, AIG and the NY Fed announced their intent to enter into a transaction pursuant to which AIG will transfer to the NY Fed preferred equity interests in newly-formed special purpose vehicles (SPVs), in settlement of a portion of the outstanding balance of the credit facility. Each SPV will have (directly or indirectly) as its only asset 100 percent of the common stock of an AIG operating subsidiary (American International Assurance Company, Limited, together with American International Assurance Company (Bermuda) Limited ("AIA") in one case and American Life Insurance Company ("ALICO") in the other). AIG expects to own the common interests of each SPV. In exchange for the preferred equity interests received by the NY Fed, there would be a concurrent substantial reduction in the outstanding balance and maximum available amount to be borrowed on the credit facility.

AIG and the NY Fed also announced their intent to enter into a securitization transaction pursuant to which AIG will issue to the NY Fed senior certificates in one or more newly-formed SPVs backed by inforce blocks of life insurance policies in settlement of a portion of the outstanding balance of the credit facility. The amount of the credit facility reduction will be based on the proceeds received. The SPVs are expected to be consolidated by AIG. These transfers are subject to agreement on definitive terms and regulatory approvals at a later date. The Company may be a party to a proposed securitization transaction in the future.

On October 3, 2008, AIG announced a restructuring plan under which AIG's Life Insurance & Retirement Services operations and certain other businesses would be divested in whole or in part, including the Company. Since that time, AIG has sold certain businesses and assets and has entered into contracts to sell others. However, global market conditions have continued to deteriorate, posing risks to AIG's ability to divest assets at acceptable values. AIG's restructuring plan has evolved in response to these market conditions. Specifically, AIG's current plans involve transactions between AIG and the NY Fed with respect to AIA and ALICO as noted above, as well as preparation for a potential sale of a minority stake in its property and casualty and foreign general insurance businesses. The Company is continuing to explore other restructuring alternatives to enhance its market competitiveness.

On April 17, 2009, AIG entered into an exchange agreement with the U.S. Department of the Treasury pursuant to which, among other things, the U.S. Department of the Treasury exchanged 4,000,000 shares of the Series D Preferred Stock for 400,000 shares of AIG's Series E Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series E Preferred Stock"). The exchange agreement permits the U.S. Department of the Treasury in certain circumstances to exchange the Warrant for 53,798,766 shares of Series C Preferred Stock.

On April 17, 2009, AIG and the NY Fed amended the terms of the credit facility agreement to, among other things, remove the minimum 3.5 percent LIBOR rate. AIG also entered into a purchase agreement with the U.S. Department of the Treasury pursuant to which, among other things, AIG issued and sold to the U.S. Department of the Treasury 300,000 shares of Series F Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series F Preferred Stock"), each share with a zero initial liquidation preference, and a warrant to purchase up to 3,000 shares of common stock. Pursuant to the purchase agreement, the U.S. Department of the Treasury has committed for five years to provide immediately available funds in an amount up to $29.835 billion so long as (i) AIG is not a debtor in a pending case under Title 11 of the United States Code and (ii) The AIG Credit Facility Trust and the U.S. Department of the Treasury in the aggregate own more than 50 percent of the aggregate voting power of AIG's voting securities. The liquidation preference of the AIG Series F Preferred Stock will increase, on a pro rata basis, by the amount of any draw down on the commitment. The amount of funds available under the commitment will be decreased by the aggregate amount of financial assistance that the U.S. Department of the Treasury provides to AIG, its subsidiaries or any special purpose vehicle established by or for the benefit of AIG or any of its subsidiaries after April 17, 2009, unless otherwise specified by the U.S. Department of the Treasury, in its sole discretion, under the terms of such financial assistance.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE H - EVENTS RELATED TO AIG - CONTINUED

In connection with the preparation of its annual report on Form 10-K for the year ended December 31, 2008, AIG management assessed whether AIG has the ability to continue as a going concern for the next twelve months. Based on the U.S. government's continuing commitment, the agreements in principle and the other expected transactions with the NY Fed and the U.S. Department of the Treasury, AIG management's plans to stabilize AIG's businesses and dispose of its non-core assets, and after consideration of the risks and uncertainties to such plans, AIG management believes that it will have adequate liquidity to finance and operate AIG's businesses, execute its asset disposition plan and repay its obligations during this period. It is possible that the actual outcome of one or more of AIG management's plans could be materially different, or that one or more of AIG management's significant judgments or estimates about the potential effects of these risks and uncertainties could prove to be materially incorrect. If one or more of these possible outcomes is realized, AIG may need additional U.S. government support to meet its obligations as they come due. If AIG is unable to meet its obligations as they come due, management does not currently anticipate this to have a material impact on the financial statements of the Separate Account.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
 (an indirect, wholly-owned subsidiary of American International Group, Inc.)

                  INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                         Page
                                                                        Numbers
                                                                        -------
 Report of Independent Registered Public Accounting Firm...............    1

 Consolidated Balance Sheet - December 31, 2008 and 2007............... 2 to 3

 Consolidated Statement of Income (Loss) - Years Ended December 31,
   2008, 2007 and 2006.................................................    4

 Consolidated Statement of Shareholder's Equity - Years Ended
   December 31, 2008, 2007 and 2006....................................    5

 Consolidated Statement of Cash Flows - Years Ended December 31, 2008,
   2007 and 2006....................................................... 6 to 7

 Consolidated Statement of Comprehensive Income (Loss) - Years Ended
   December 31, 2008, 2007 and 2006....................................    8

 Notes to Consolidated Financial Statements............................ 9 to 55

            Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of American General Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income (loss), of shareholder's equity, of cash flows and of comprehensive income (loss) present fairly, in all material respects, the financial position of American General Life Insurance Company and its subsidiaries (the "Company"), an indirect, wholly owned subsidiary of American International Group, Inc., at December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2008 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


PRICEWATERHOUSECOOPERS LLP
Houston, Texas
April 29, 2009

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEET

                                                                         December 31,
                                                                   ------------------------
                                                                      2008         2007
                                                                   ----------- ------------
                                                                        (In Thousands)
Assets
Investments:
   Fixed maturity securities, available for sale, at fair value
     (cost: 2008 - $45,145,051; 2007 - $48,276,470)............... $42,670,578 $ 48,653,252
   Hybrid securities, at fair value
     (cost: 2008 - $13,940; 2007 - $119,906)......................      11,938      125,799
   Fixed maturity securities, trading, at fair value
     (cost: 2008 - $451,624; 2007 - $115,653).....................     327,675      114,578
   Equity securities, available for sale, at fair value
     (cost: 2008 - $82,167; 2007 - $109,358)......................      81,009      152,825
   Equity securities, trading, at fair value
     (cost: 2008 - $1,000; 2007 - $1,000).........................       1,000        1,000
   Mortgage and other loans receivable,
     (net of allowance: 2008 - $5,656; 2007 - $0).................   6,649,204    6,383,814
   Policy loans...................................................   1,958,967    1,891,831
   Investment real estate.........................................      83,752       40,503
   Partnerships and other invested assets.........................   3,393,273    3,948,654
   Aircraft (net of accumulated depreciation:
     2008 - $291,182; 2007 - $231,621)............................     791,506      841,081
   Securities lending collateral, at fair value
     (cost: 2008 - $0; 2007 - $20,357,623)........................          --   19,010,383
   Short-term investments.........................................   1,238,172      475,541
   Derivative assets, at fair value...............................     151,675       39,999
                                                                   ----------- ------------
Total investments.................................................  57,358,749   81,679,260

Cash and cash equivalents.........................................   2,166,065      463,593
Restricted cash...................................................      48,701       20,025
Investment in AIG
  (cost: 2008 - $8,597;2007 - $8,597).............................       1,272       47,232
Amounts due from related parties..................................     134,505      827,395
Accrued investment income.........................................     747,286      738,109
Reinsurance receivables...........................................   1,092,236    1,129,595
Accounts receivable...............................................     162,045      126,875
Deferred policy acquisition costs and cost of insurance purchased.   6,978,697    5,809,879
Deferred sales inducements........................................     192,429      127,115
Assets held in separate accounts..................................  20,696,934   32,314,673
Other assets......................................................     239,002      442,326
                                                                   ----------- ------------
Total assets...................................................... $89,817,921 $123,726,077
                                                                   =========== ============

          See accompanying notes to consolidated financial statements

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                    CONSOLIDATED BALANCE SHEET (Continued)

                                                                                            December 31,
                                                                                     --------------------------------
                                                                                         2008             2007
                                                                                       -----------     ------------
                                                                                     (In Thousands, except share data)
Liabilities, Minority Interest and Shareholder's Equity
Liabilities:
   Future policy benefits........................................................... $14,123,856      $ 12,894,089
   Policyholder contract deposits...................................................  45,457,493        43,095,114
   Policy claims and benefits payable...............................................     376,206           385,728
   Other policyholders' funds.......................................................   1,973,016         1,867,886
   Income taxes payable.............................................................     320,278           727,779
   Notes payable....................................................................
       To affiliates, net...........................................................     289,191           213,756
       To third parties, net........................................................      75,103            87,187
   Securities lending payable.......................................................          --        20,607,521
   Derivative liabilities...........................................................      16,251           157,826
   Liabilities related to separate accounts.........................................  20,696,934        32,314,673
   Other liabilities................................................................   1,061,615         1,180,129
                                                                                       -----------     ------------
Total liabilities...................................................................  84,389,943       113,531,688
                                                                                       -----------     ------------
Commitments and Contingencies (Note 11)
Minority interest...................................................................     136,549           121,779

Shareholder's equity:
   Preferred stock, $100 par value, 8,500 shares authorized, issued and outstanding.         850               850
   Common stock, $10 par value, 600,000 shares authorized, issued and outstanding...       6,000             6,000
   Additional paid-in capital.......................................................  11,935,367         3,690,278
   Retained earnings (accumulated deficit)..........................................  (5,306,836)        6,811,122
   Accumulated other comprehensive loss.............................................  (1,343,952)         (435,640)
                                                                                       -----------     ------------
Total shareholder's equity..........................................................   5,291,429        10,072,610
                                                                                       -----------     ------------
Total liabilities, minority interest and shareholder's equity....................... $89,817,921      $123,726,077
                                                                                       ===========     ============

          See accompanying notes to consolidated financial statements

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                    CONSOLIDATED STATEMENT OF INCOME (LOSS)

                                                                               Years ended December 31,
                                                                         ------------------------------------
                                                                             2008         2007        2006
                                                                         ------------  ----------  ----------
                                                                                    (In Thousands)
Revenues:
   Premiums and other considerations.................................... $  1,817,869  $1,703,240  $1,710,551
   Net investment income................................................    3,260,304   4,159,190   3,961,916
   Net realized investment losses.......................................  (13,166,399)   (805,666)   (289,687)
   Insurance charges....................................................      799,450     689,201     789,681
   Other................................................................      868,791     968,778     670,265
                                                                         ------------  ----------  ----------
Total revenues..........................................................   (6,419,985)  6,714,743   6,842,726
                                                                         ------------  ----------  ----------
Benefits and expenses:
   Policyholders' benefits..............................................    2,867,755   2,769,092   2,788,669
   Interest credited on policyholder contract deposits..................    1,774,993   1,778,633   1,546,121
   Insurance acquisition and other operating expenses...................      819,556   1,151,571   1,037,089
                                                                         ------------  ----------  ----------
Total benefits and expenses.............................................    5,462,304   5,699,296   5,371,879
                                                                         ------------  ----------  ----------
Income (loss) before income tax expense (benefit) and minority interest.  (11,882,289)  1,015,447   1,470,847

Income tax expense (benefit):
   Current..............................................................     (995,529)    123,978     387,857
   Deferred.............................................................    1,216,428     117,042       4,451
                                                                         ------------  ----------  ----------
Total income tax expense (benefit)......................................      220,899     241,020     392,308
                                                                         ------------  ----------  ----------
Income (loss) before minority interest..................................  (12,103,188)    774,427   1,078,539
Minority interest.......................................................      (14,770)     (8,536)     (4,487)
                                                                         ------------  ----------  ----------
Net income (loss)....................................................... $(12,117,958) $  765,891  $1,074,052
                                                                         ============  ==========  ==========

          See accompanying notes to consolidated financial statements

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                CONSOLIDATED STATEMENT OF SHAREHOLDER'S EQUITY

                                                                      Years ended December 31,
                                                               --------------------------------------
                                                                   2008          2007         2006
                                                               ------------  -----------  -----------
                                                                           (In Thousands)
Preferred stock:
   Balance at beginning and end of year....................... $        850  $       850  $       850
Common stock:
   Balance at beginning and end of year.......................        6,000        6,000        6,000
Additional paid-in capital:
   Balance at beginning of year...............................    3,690,278    3,670,768    3,633,500
       Capital contributions from Parent (see Note 12)........    8,245,089       19,510       37,268
                                                               ------------  -----------  -----------
   Balance at end of year.....................................   11,935,367    3,690,278    3,670,768
                                                               ------------  -----------  -----------
Retained earnings (accumulated deficit):
   Balance at beginning of year...............................    6,811,122    6,645,748    5,775,045
       Net income (loss)......................................  (12,117,958)     765,891    1,074,052
       Dividends..............................................           --     (550,680)    (208,213)
       Cumulative effect of accounting change, net of tax.....           --      (49,837)       4,864
                                                               ------------  -----------  -----------
   Balance at end of year.....................................   (5,306,836)   6,811,122    6,645,748
                                                               ------------  -----------  -----------
Accumulated other comprehensive income (loss):
   Balance at beginning of year...............................     (435,640)     699,578      910,219
       Other comprehensive loss...............................     (908,312)  (1,135,218)    (210,641)
                                                               ------------  -----------  -----------
   Balance at end of year.....................................   (1,343,952)    (435,640)     699,578
                                                               ------------  -----------  -----------
Total shareholder's equity.................................... $  5,291,429  $10,072,610  $11,022,944
                                                               ============  ===========  ===========

          See accompanying notes to consolidated financial statements

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENT OF CASH FLOWS

                                                                                           Years ended December 31,
                                                                                   ----------------------------------------
                                                                                       2008          2007          2006
                                                                                   ------------  ------------  ------------
                                                                                                (In Thousands)
Cash flows from operating activities
Net Income (Loss)................................................................. $(12,117,958) $    765,891  $  1,074,052
Adjustments to reconcile net income to net cash provided by operating activities:
Interest credited on policyholder contract deposits...............................    1,774,993     1,778,633     1,546,121
Fees charged for policyholder contract deposits...................................     (922,351)     (883,452)     (634,279)
Increase in reserves due to system migration......................................           --         1,000       154,500
Amortization of deferred policy acquisition costs and cost of insurance purchased.      (31,134)      382,912       263,405
Amortization of deferred sales inducements........................................       12,834         7,664         4,513
Net realized investment losses....................................................   13,166,399       805,666       289,687
Equity in income of partnerships and other invested assets........................      453,493       (87,816)     (124,707)
Depreciation and amortization.....................................................       29,660        39,238        45,820
Flight equipment depreciation.....................................................       59,561        58,555        55,158
Amortization (accretion) of net premium/discount on investments...................     (133,756)     (147,234)     (110,045)
Provision for deferred income taxes...............................................      (46,996)       71,858        18,862
Change in:
   Trading securities, at fair value..............................................      137,484        21,601        16,576
   Hybrid securities, at fair value...............................................       79,594           662        34,038
   Accrued investment income......................................................       (9,177)        9,036       (21,329)
   Deferral of deferred policy acquisition costs and sales inducements............     (837,477)     (816,828)     (962,741)
   Future policy benefits.........................................................    1,229,767     1,235,357     1,282,897
   Other policyholders' funds.....................................................      105,134      (591,918)      (13,878)
   Income taxes currently receivable/payable......................................      114,917       (37,640)       38,828
   Accounts and notes receivable..................................................        9,700       (81,945)        5,142
   Indebtedness to/from affiliate.................................................      631,291       (45,686)       28,453
   Other assets...................................................................       82,476       (51,983)      (21,782)
   Other liabilities..............................................................     (112,383)      233,636       (14,772)
Other, net........................................................................      (56,720)       29,120       (13,081)
                                                                                   ------------  ------------  ------------
       Net cash provided by operating activities..................................    3,619,351     2,696,327     2,941,438
                                                                                   ------------  ------------  ------------
Cash flows from investing activities
Purchase of:
   Fixed maturity and equity securities...........................................   (9,814,770)  (13,525,501)  (15,275,152)
   Mortgage and other loans.......................................................     (584,744)   (2,134,071)   (1,668,919)
   Flight equipment...............................................................       (8,415)      (12,238)       (6,252)
   Other investments, excluding short-term investments............................   (4,372,711)   (4,351,749)   (3,164,872)
Sales of:
   Fixed maturity and equity securities...........................................    7,620,900    11,127,917    10,964,295
   Other investments, excluding short-term investments............................    3,591,491     3,123,450     2,347,450
Redemptions and maturities of:
   Fixed maturity and equity securities...........................................    1,633,022     3,267,627     3,096,616
   Mortgage and other loans.......................................................      465,088       695,600       446,777
   Other investments, excluding short-term investments............................      162,305        26,577        31,356
Purchases of property, equipment and software.....................................      (17,211)      (78,215)       (9,591)
Sales of property, equipment and software.........................................        1,876         7,559         1,555
Change in short-term investments..................................................     (762,631)     (433,056)       41,735
Change in securities lending collateral...........................................   12,654,193    (3,168,710)   (1,443,757)
                                                                                   ------------  ------------  ------------
       Net cash provided by (used in) investing activities........................   10,568,393    (5,454,810)   (4,638,759)
                                                                                   ------------  ------------  ------------

          See accompanying notes to consolidated financial statements

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
               CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)

                                                               Years ended December 31,
                                                        --------------------------------------
                                                            2008          2007         2006
                                                        ------------  -----------  -----------
                                                                    (In Thousands)
Cash flows from financing activities
Policyholder account deposits.......................... $  5,343,631  $ 4,230,061  $ 5,053,776
Net exchanges to/(from) variable accounts..............    1,030,895      (90,000)     218,000
Policyholder account withdrawals.......................   (4,933,598)  (3,729,502)  (4,534,313)
Claims and annuity payments............................     (197,523)    (134,654)    (180,916)
Repayment of indebtedness to affiliates................      (67,437)     (67,391)     (72,906)
Change in restricted cash..............................      (28,677)      (1,592)        (728)
Security deposits on flight equipment..................       32,698        8,349          728
Change in securities lending payable...................  (20,607,521)   3,262,607    1,443,757
Contribution of minority interest holders..............       14,770        8,536        4,487
Cash overdrafts........................................      (76,858)          --           --
Cash capital contribution from Parent Company..........    7,004,348       35,000           --
Dividend paid to Parent Company........................           --     (550,680)    (208,213)
                                                        ------------  -----------  -----------
   Net cash (used in) provided by financing activities.  (12,485,272)   2,970,734    1,723,672
                                                        ------------  -----------  -----------
Increase in cash and cash equivalents..................    1,702,472      212,251       26,351
Cash and cash equivalents at beginning of period.......      463,593      251,342      224,991
                                                        ------------  -----------  -----------
Cash and cash equivalents at end of period............. $  2,166,065  $   463,593  $   251,342
                                                        ============  ===========  ===========
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid...................................... $    121,362  $        --  $        --
Interest paid.......................................... $         --  $    37,352  $    42,283
Non-cash activity:
Capital contribution in the form of securities......... $  1,240,741  $        --  $        --
Other various non-cash contributions................... $         --  $   (15,490) $    37,268

          See accompanying notes to consolidated financial statements

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
             CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (LOSS)

                                                                                             Years ended December 31,
                                                                                      -------------------------------------
                                                                                          2008          2007        2006
                                                                                      ------------  -----------  ----------
                                                                                                  (In Thousands)
Net income (loss).................................................................... $(12,117,958) $   765,891  $1,074,052
Other comprehensive income (loss):
   Net unrealized losses on invested assets arising during the current period........   (8,385,346)  (2,779,383)   (727,973)
   Deferred income tax benefit on above changes......................................    2,950,321      982,291     262,804
   Reclassification adjustment for net realized losses included in net income (loss).    6,620,905      825,120     233,825
   Deferred income tax expense on above changes......................................   (2,329,567)    (292,650)    (86,655)
   Adjustment to deferred policy acquisition costs and deferred sales inducements....      361,687      200,145     167,126
   Deferred income tax expense on above changes......................................     (127,290)     (70,413)    (59,768)
   Pension liability adjustment......................................................          (22)        (328)         --
   Deferred income tax expense on above changes......................................           --           --          --
   Foreign currency translation adjustments..........................................        2,000           --          --
   Deferred income tax expense on above changes......................................       (1,000)          --          --
                                                                                      ------------  -----------  ----------
   Other comprehensive loss..........................................................     (908,312)  (1,135,218)   (210,641)
                                                                                      ------------  -----------  ----------
Comprehensive income (loss).......................................................... $(13,026,270) $  (369,327) $  863,411
                                                                                      ============  ===========  ==========

          See accompanying notes to consolidated financial statements

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. Nature of Operations

American General Life Insurance Company, including its wholly owned subsidiaries ("AGL" or the "Company"), is a wholly owned subsidiary of AGC Life Insurance Company ("AGC Life" or the "Parent Company"), and its ultimate parent is American International Group, Inc. ("AIG").

The Company offers a broad portfolio of universal life, variable universal life, whole life, term life, accident and health, structured settlements, and fixed and variable annuities throughout the United States of America. The Company serves the estate planning needs of middle- and upper-income households and the life insurance needs of small- to medium-sized businesses. The Company, through its subsidiaries American General Life Companies ("AGLC") and AIG Enterprise Services ("AIGES"), and AGL's wholly owned broker-dealer subsidiary American General Equity Services Corporation ("AGESC"), also provides support services to certain affiliated insurance companies. The financial results of The Variable Annuity Life Insurance Company ("VALIC"), a wholly owned subsidiary of the Company, are also included in these consolidated financial statements. VALIC provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of health care, educational, public sector, and other not-for-profit organizations throughout the United States of America.

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government and policies of state and other regulatory authorities. The level of sales of the Company's insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets and terms and conditions of competing insurance products. The financial condition of AIG and rating downgrades that occurred late in the third quarter of 2008 and AIG's restructuring plan and related events described in Note 17 below (collectively, the "AIG Events") have also impacted the Company's operations. The Company is exposed to the risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risks. Continuing volatility in the credit markets may result in additional other-than-temporary impairments relating to the Company's fixed income investments. The Company controls its exposure to these risks by, among other things, closely monitoring and limiting prepayments and extension risk in its portfolio; maintaining a large percentage of its portfolio in liquid securities; engaging in a disciplined process of underwriting; and reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income on variable product assets held in separate accounts. Although management expects to be able to achieve its plans, no assurance can be given that one or more of the risks described above will not result in material adverse effects on the Company's financial position, results of operations or statutory capital and surplus.

Effective January 1, 2008, AGL merged with AIG Life Insurance Company of Puerto Rico ("AIG Puerto Rico"), a subsidiary of AIG, and became the surviving entity. The merger represented a transaction between entities under common control. Assets and liabilities transferred between entities under common control are accounted for at historical cost. The accompanying consolidated financial statements include the financial position, operating results, and cash flows of AIG Puerto Rico for all periods presented.

On February 28, 2007, the Company acquired Matrix Direct, Inc. ("Matrix Direct"), a direct marketer of life insurance, from Protective Life Corporation. The transaction was accounted for as a purchase. The acquisition cost, less than 0.2 percent of the Company's equity, was not material.

As described in Note 17 herein, AIG commenced an organization-wide restructuring plan under which some of its businesses will be divested, some will be held for later divestiture, and some businesses will be prepared for potential subsequent offerings to the public. Successful execution of the restructuring plan involves significant separation activities. Accordingly, AIG and the Company have established retention programs for its key employees to maintain ongoing business operations and to facilitate the successful execution of the restructuring plan.

At December 31, 2008, AIG and the Company cannot determine the expected date of completion or reliably estimate the total aggregate expenses expected to be incurred for all of AIG's restructuring and separation activities. This is due to the significant scale and nature of the restructuring plan, the fact that restructuring costs will vary depending on the identity of the ultimate purchasers of the divested entities, as well as the extended period over which the restructuring is expected to occur.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


In September 2008, AIG experienced a severe strain on its liquidity that resulted in AIG on September 22, 2008, entering into an $85 billion revolving credit facility (the "Credit Facility") established for the sole benefit of the U.S. Department of the Treasury (the "Treasury Department"), which has been amended and a guarantee and pledge agreement with the Federal Reserve Bank of New York ("NY Fed"). Pursuant to the credit facility agreement, on March 4, 2009, AIG issued 100,000 shares of Series C Perpetual, Convertible, Participating Preferred Stock, par value $5.00 per share and at an initial liquidation preference of $5.00 per share (the "Series C Preferred Stock") to the AIG Credit Facility Trust, a trust established for the sole benefit of the Treasury Department. The Series C Preferred Stock is entitled to
(i) participate in any dividends paid on the common stock with the payments attributable to the Series C Preferred Stock being approximately 79.9 percent of the aggregate dividends paid on AIG's common stock, treating the Series C Preferred Stock as if converted and (ii) vote with AIG's common stock on all matters submitted to AIG shareholders, and holds approximately 79.9 percent of the aggregate voting power of the common stock, treating the Series C Preferred Stock as if converted. The Series C Preferred Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates.

The Credit Facility obligations are guaranteed by certain AIG subsidiaries and the obligations are secured by a pledge of certain assets of AIG and its subsidiaries. The Company is not a guarantor of the Credit Facility obligations and it has not pledged any assets to secure those obligations.

On November 25, 2008, AIG entered into an agreement with the Treasury Department pursuant to which, among other things, AIG issued and sold to the Treasury Department, as part of the Troubled Assets Relief Program, $40 billion of Series D Fixed Rate Cumulative Perpetual Preferred Stock, par value $5.00 per share, (the "Series D Preferred Stock"), and a 10-year warrant to purchase 53,798,766 shares of common stock (the "Warrant"). The proceeds from the sale of the Series D Preferred Stock and the Warrant were used to repay borrowings under the Credit Facility and, in connection therewith, the maximum commitment amount under the Credit Facility agreement was reduced from $85 billion to $60 billion.

During the fourth quarter of 2008, AIG and certain of its subsidiaries entered into an agreement with the NY Fed in connection with the special purpose financing vehicle known as Maiden Lane III LLC. The Company was not a party to this agreement and this transaction did not affect the Company's financial condition, results of operations or cash flows.

On December 12, 2008, AIG, certain of AIG's wholly owned U.S. life insurance subsidiaries, and AIG Securities Lending Corp., another AIG subsidiary (the "AIG Agent"), entered into an agreement with Maiden Lane II LLC, a Delaware limited liability company whose sole member is the NY Fed ("ML II"). Pursuant to the agreement, the life insurance subsidiaries (including the Company) sold to ML II all of their undivided interests in a pool of $39.3 billion face amount of residential mortgage-backed securities ("RMBS") held by the AIG Agent, as agent of the life insurance subsidiaries, in connection with AIG's U.S. securities lending program (the "Securities Lending Program"). In exchange for the RMBS, the life insurance subsidiaries received an initial purchase price of $19.8 billion plus the right to receive deferred contingent portions of the total purchase price. Additionally, the Company received an economic interest in ML II valued at $350.3 million. As a result of these actions, the U.S. securities lending program, and the interim agreement entered into with the NY Fed whereby the NY Fed borrowed securities from AIG subsidiaries in exchange for cash collateral, were terminated.

2. Summary of Significant Accounting Policies

2.1 Preparation of Financial Statements

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of the Company, including its wholly owned subsidiaries and a variable interest entity in which the Company has a partial ownership interest. All significant intercompany accounts and transactions are eliminated in consolidation. Certain prior period items have been reclassified to conform to the current period's presentation.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods.

The Company considers its most critical accounting estimates to be those with respect to recoverability of deferred income tax assets, future policy benefits for life and accident and health contracts, estimated gross profits for investment-oriented products, recoverability of deferred policy acquisition costs ("DAC"), fair value measurements of certain assets and liabilities, and other-than-temporary impairments in the value of investments. These estimates, by their nature, are based on judgment and current facts and circumstances. Therefore, actual results could differ from these estimates, possibly in the near term, and could have a material effect on the Company's financial statements.

During the second half of 2007 and through 2008, disruption in the global credit markets, coupled with the repricing of credit risk, the U.S. housing market deterioration and the AIG events, created increasingly difficult conditions in the financial markets. These conditions have resulted in greater volatility, less liquidity, widening of credit spreads and a lack of price transparency in certain markets and have made it more difficult to value certain of the Company's invested assets.

Consolidation of Variable Interest Entity

On September 23, 2003, the Company purchased 68.0 percent of the non-voting preferred equity issued by Castle 2003-1 Trust ("Castle 1 Trust"), a Delaware statutory trust established on July 31, 2003 (see Note 14). The business of Castle 1 Trust and its wholly owned subsidiaries is limited to acquiring, owning, leasing, maintaining, operating and selling a portfolio of commercial jet aircraft. The accounts of Castle 1 Trust have been included in these financial statements.

The impact of the consolidation of Castle 1 Trust on consolidation total assets and total liabilities as of December 31, 2008, 2007 and 2006, and on consolidated net income (loss) for the years then ended, was as follows:

                                                         Eliminations/
                           The Company  Castle 1 Trust Minority Interest Consolidated
                          ------------  -------------- ----------------- ------------
                                                 (In Thousands)
December 31, 2008
   Total assets.......... $ 89,350,723     $971,595        $(504,397)    $ 89,817,921
   Total liabilities.....   83,922,745      574,485         (107,287)      84,389,943
   Net income (loss).....  (12,146,061)      42,873          (14,770)     (12,117,958)
December 31, 2007
   Total assets.......... $123,266,287     $969,371        $(509,581)    $123,726,077
   Total liabilities.....  113,071,898      615,321         (155,531)     113,531,688
   Net income............      749,648       24,779           (8,536)         765,891
December 31, 2006
   Net income............    1,065,515       13,024           (4,487)       1,074,052

2.2 Statutory Accounting

The Company and its wholly owned life insurance subsidiary are required to file financial statements with state regulatory authorities. State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

prescribed practices. The use of such permitted practices by the Company and its wholly owned life insurance subsidiary did not have a material effect on statutory capital and surplus at December 31, 2008.

Statutory net income (loss) and capital and surplus of AGL at December 31 were as follows:

                                             2008        2007       2006
                                         -----------  ---------- ----------
                                                   (In Thousands)
Statutory net income (loss)............. $(4,103,622) $  863,548 $  508,349
Statutory capital and surplus........... $ 5,192,345  $5,710,832 $5,461,799

The principal differences between GAAP and statutory accounting principles are that under GAAP: (a) acquisition costs related to acquiring new business are deferred and amortized (generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins), rather than being charged to operations as incurred;
(b) future policy benefits are based on estimates of mortality, interest, and withdrawals generally representing the Company's experience, which may differ from those based on statutory mortality and interest requirements without consideration of withdrawals; (c) certain assets (principally agents' debit balances, computer software, deferred income taxes and certain other receivables) are reported as assets rather than being charged to retained earnings; (d) acquisitions are accounted for using the purchase method of accounting rather than being accounted for as equity investments; (e) certain reinsurance transactions where reinsurance accounting may be used for statutory reporting but deposit accounting is used for GAAP; and (f) fixed maturity investments are carried at fair value rather than amortized cost.

In addition, statutory accounting principles require life insurance companies to establish an asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR"). The AVR is designed to address the credit-related risk for bonds, preferred stocks, derivative instruments, and mortgages and market risk for common stocks, real estate, and other invested assets. The IMR is composed of investment and liability-related realized gains and losses that result from interest rate fluctuations. These realized gains and losses, net of tax, are amortized into income over the expected remaining life of the asset sold or the liability released.

The Company's net loss for the year was due in large part to realized capital losses in the Securities Lending Program, which were largely offset by capital contributions from AIG (see Note 6). These losses and capital contributions were treated consistently for GAAP and statutory reporting, except for differences in the timing of recognition of capital contributions for which regulatory approval was obtained.

2.3 Insurance Contracts

The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include traditional whole life, limited payment, endowment, guaranteed renewable term life, universal life, variable universal life and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts.

2.4 Investments

Cash and Short-Term Investments

Cash represents cash on hand and non-interest bearing demand deposits. Short-term investments consist of interest-bearing cash equivalents, time deposits, and investments with original maturities within one year from the date of purchase.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Restricted Cash

Castle 1 Trust maintains various restricted cash accounts, primarily lessee-funded accounts, which are not available for general use. Security deposits from lessees that are required to be segregated from other funds are deposited into lessee-funded accounts.

Fixed Maturity and Equity Securities

Fixed maturity and equity securities classified as available-for-sale are recorded at fair value. Unrealized gains and losses, net of deferred taxes and amortization of deferred acquisition costs, are recorded as a separate component of accumulated other comprehensive income (loss), net of deferred income taxes, within shareholder's equity. Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined by using the specific cost identification method.

Interest on fixed maturity securities is recorded as income when earned and is adjusted for any amortization of premium or accretion of discount. Premiums and discounts arising from the purchase of bonds classified as held to maturity or available for sale are treated as yield adjustments over their estimated lives, until maturity, or call date, if applicable. Dividend income on equity securities is generally recognized as income on the ex-dividend date.

The Company may elect to measure any hybrid financial instrument at fair value, with changes in fair value recognized in earnings, if the hybrid instrument contains an embedded derivative that would otherwise be required to be bifurcated and accounted for separately. The election to measure the hybrid instrument at fair value is made on an instrument-by-instrument basis at the acquisition or issuance date and is irrevocable.

Fixed maturity and equity securities classified as trading securities are carried at fair value. Trading securities include the Company's economic interest in ML II, which is carried at fair value under Financial Accounting Standard ("FAS") No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"). See Note 6 for discussion on ML II. Realized and unrealized gains and losses on trading securities are reported in net investment income.

The Company evaluates its available for sale, equity method and cost method investments for other-than-temporary impairment such that a security is considered a candidate for other-than-temporary impairment if it meets any of the following criteria:

   . Trading at a significant (25 percent or more) discount to par, amortized cost (if lower) or cost for an extended period of time (nine consecutive months or longer);

   . The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

   . The Company may not realize a full recovery on its investment regardless of the occurrence of one of the foregoing events.

The determination that a security has incurred an other-than-temporary impairment requires the judgment of management and consideration of the fundamental condition of the issuer, its near-term prospects and all the relevant facts and circumstances. The above criteria also consider circumstances of a rapid and severe market valuation decline, such as that experienced in current credit markets, in which the Company could not reasonably assert that the recovery period would be temporary (severity losses).

At each balance sheet date, the Company evaluates its securities holdings with unrealized losses. When the Company does not intend to hold such securities until they have recovered their cost basis, based on the circumstances at the date of evaluation, the Company records the unrealized loss in income. If a loss is recognized

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

from a sale subsequent to a balance sheet date pursuant to changes in circumstances, the loss is recognized in the period in which the intent to hold the securities to recovery no longer existed.

In periods subsequent to the recognition of an other-than-temporary impairment charge for fixed maturity securities, which is not intent, credit or foreign exchange related, the Company generally accretes into income the discount or amortizes the reduced premium resulting from the reduction in cost basis over the remaining life of the security.

Certain investments in beneficial interests in securitized financial assets of less than high quality with contractual cash flows, including asset-backed securities, are subject to the impairment and income recognition guidance of Emerging Issues Task Force ("EITF") Issue 99-20, "Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests that Continued to Be Held by a Transferor in Securitized Financial Assets" ("EITF 99-20") as amended by Financial Accounting Standards Board ("FASB") Staff Position ("FSP") EITF 99-20-1, "Amendments to the Impairment Guidance of EITF Issue No. 99-20" ("FSP EITF 99-20-1"), which became effective prospectively in the fourth quarter of 2008. EITF 99-20 requires periodic updates of the Company's best estimate of cash flows over the life of the security. If the fair value of such security is less than its cost or amortized cost and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both their timing and amount, an other-than-temporary impairment charge is recognized. Interest income is recognized based on changes in the timing and the amount of expected principal and interest cash flows reflected in the yield.

The Company also considers its intent and ability to retain a temporarily impaired security until recovery. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources and, in the case of certain structured securities, with certain internal assumptions and judgments regarding the future performance of the underlying collateral. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

Mortgage and Other Loans Receivable

Mortgage and other loans receivable includes mortgage loans on real estate, collateral, commercial and guaranteed loans. Mortgage loans on real estate and collateral, commercial and guaranteed loans are carried at unpaid principal balances less credit allowances and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on such loans is accrued as earned.

Impairment of mortgage and other loans receivable is based on certain risk factors and recognized when collection of all amounts due under the contractual terms is not probable. This impairment is generally measured based on the present value of expected future cash flows discounted at the loan's effective interest rate subject to the fair value of underlying collateral. Interest income on such impaired loans is recognized as cash is received.

Policy Loans

Policy loans are carried at unpaid principal amount. There is no allowance for policy loans because these loans serve to reduce the death benefit paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

Real Estate

Real estate is classified as held for investment or available for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Real estate available for sale is carried at the lower of cost (less accumulated depreciation, if applicable) or fair value less cost to sell.

Partnerships and Other Invested Assets

Partnerships in which the Company holds less than a five percent interest are carried at fair value and the change in fair value is recognized as a component of other comprehensive income (loss). With respect to partnerships in which the Company holds in the aggregate a five percent or greater interest, or less than five percent interest but the Company has more than a minor influence over the operations of the investee, the Company's carrying value is its

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

share of the net asset value. The changes in such net asset values accounted for under the equity method are recorded in earnings through net investment income. In applying the equity method of accounting, the Company consistently uses financial information provided by the general partners or manager of each of these investments, which is generally one to three months prior to the end of the Company's reporting period. The financial statements of these investees are generally audited on an annual basis.

Other invested assets also include preferred equity investments in partially owned companies. Generally, the equity method of accounting is used for the Company's investment in companies in which the Company's ownership interest approximates 20 percent but is not greater than 50 percent. At December 31, 2008 and 2007, the Company's investments in partially owned companies included its 38.7 percent interest in the non-voting preferred equity of Castle 2003-2 Trust ("Castle 2 Trust"; see Note 14).

Aircraft owned by Castle 1 Trust are recorded at cost and depreciated on a straight-line basis, generally over estimated useful lives of 25 years from the date of manufacture to a residual value that is 15 percent of cost. Certain major additions and modifications to aircraft may be capitalized. The residual value estimates are reviewed periodically to ensure continued appropriateness. Aircraft are periodically reviewed for impairment and an impairment loss is recorded when the estimate of undiscounted future cash flows expected to be generated by the aircraft is less than its carrying value (net book value).

Securities Lending Invested Collateral and Securities Lending Payable

On December 12, 2008, the Company terminated its securities lending activities (see Note 6 for additional information).

Securities lending collateral was invested in interest-bearing cash equivalents and fixed maturity securities, primarily floating-rate bonds. Securities lending collateral investments in fixed maturity securities were carried at fair value and accounted for in a manner consistent with other available-for-sale fixed maturity securities, and were evaluated for other-than-temporary impairment by applying the same criteria used for other fixed maturity securities. The Company's allocated portion of income earned on the invested collateral, net of interest repaid to the borrowers under the securities lending agreements and the related management fees paid to administer the program, was recorded as investment income in the consolidated statement of income (loss). The Company's allocated portion of any realized investment losses on the invested collateral was recorded in the consolidated statement of income (loss). The Company generally obtained and maintained cash collateral from securities borrowers at current market levels for the securities lent. During the fourth quarter of 2008, in connection with certain securities lending transactions, the Company met the requirements for sale accounting because collateral received from the counterparties was insufficient to fund substantially all of the cost of purchasing replacement assets. Accordingly, the Company accounted for such lending transactions as sales combined with forward purchase commitments, rather than as secured borrowings.

As of December 31, 2007, securities subject to securities lending agreements had a fair value of $20.20 billion, and were included in fixed maturity securities available for sale at that date.

Derivative Financial Instruments

The Company takes positions from time to time in certain derivative financial instruments in order to mitigate or hedge the impact of changes in interest rates, foreign currencies and equity markets on cash flows from investment income, policyholder liabilities and equity. Financial instruments used by the Company for such purposes include interest rate swaps, foreign currency swaps, index options (long and short positions) and futures contracts (short positions on U.S. treasury notes and U.S. long bonds). The Company does not engage in the use of derivative instruments for speculative purposes and is neither a dealer nor trader in derivative instruments.

The Company issues equity-indexed annuity and universal life products, which contain embedded derivatives associated with guarantees tied to certain indices. The Company purchases call options from the S&P 500 Index, the Dow Jones EURO STOXX 50, Nikkei 225 Index and the Hang Seng Index to offset the increase in its liabilities resulting from the equity-indexed features of these products. With the exception of premiums required for the

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                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

purchase of publicly-traded or over-the-counter traded options and futures, derivatives contracts purchased by the Company require no up-front cash payment and provide for net settlement.

The Company believes its hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting. The Company carries all derivatives at fair value in the consolidated balance sheet. Changes in the fair value of derivatives are reported as part of net realized investment gains and losses in the consolidated statement of income (loss).

2.5 Assets and Liabilities Related to Separate Accounts

Assets and liabilities related to separate accounts represent funds that are separately administered for variable annuities and variable universal life contracts, for which the investment risk lies solely with the contract holder, except to the extent of minimum guarantees made by the Company with respect to certain policies. Therefore, the Company's liability for these separate accounts equals the value of the separate account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the consolidated statements of income (loss), comprehensive income (loss), and cash flows. Assets held in separate accounts are primarily shares in mutual funds, which are carried at fair value based on the quoted net asset value per share and are insulated from creditors.

The Company receives administrative fees and other fees for assuming mortality and certain expense risks. Such fees are included in insurance charges in the consolidated statement of income (loss).

2.6 Deferred Policy Acquisition Costs, Cost of Insurance Purchased ("CIP") and Deferred Sales Inducements

Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DAC. The costs assigned to certain insurance contracts in force at January 31, 1995, the date of American General Corporation's ("AGC") acquisition of The Franklin Life Insurance Company, is reported as CIP.

DAC and CIP associated with interest-sensitive life contracts, insurance investment contracts, and participating life insurance contracts are charged to expense in relation to the estimated gross profits of those contracts. If estimated gross profits change significantly, DAC and CIP balances are recalculated using the new assumptions. Any resulting adjustment is included in current earnings as an adjustment to DAC or CIP amortization. DAC and CIP associated with all other insurance contracts are charged to expense over the premium-paying period or as the premiums are earned over the life of the contract.

With respect to the variable annuity contracts of VALIC, the assumption for the long-term annual growth of the separate account assets used by the Company in the determination of DAC amortization is approximately 10 percent (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10 percent long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15 percent during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9 percent, resulting in an average annual growth rate of 10 percent during the life of the product. Similarly, following periods of below 10 percent performance, the model will assume a short-term growth rate higher than 10 percent. An adjustment to DAC will occur if management considers the short-term growth rate (i.e., the growth rate required to revert to the mean 10 percent growth rate over a five-year period) to be unachievable.

With respect to the Company's variable universal life policies, the assumption for the long-term growth of the separate account assets used by the Company in the determination of DAC amortization is approximately 8.3 percent. For the Company's direct variable annuity policies, because of the limited size of the block of business, a simplified approach was used which combines experience for lapses, death, and market growth.

DAC and CIP related to interest-sensitive products are adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment,

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                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

net of deferred taxes, is included in unrealized investment gains (losses) in accumulated other comprehensive income (loss) within shareholder's equity.

The Company reviews the carrying amounts of DAC and CIP at least annually. Management considers estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

The Company currently offers sales inducements, which may include enhanced crediting rates or bonus payments to contract holders, on certain of its products. Sales inducements provided to the policyholder are recognized as part of the liability for policyholder contract deposits on the consolidated balance sheet. The cost of such sales inducements are deferred and amortized over the life of the policy using the same methodology and assumptions used to amortize DAC. To qualify for such accounting treatment, the bonus interest must be explicitly identified in the contract at inception, and the Company must demonstrate that such amounts are incremental to amounts the Company credits on similar contracts without bonus interest, and are higher than the contract's expected ongoing crediting rates for periods after the bonus period.

2.7 Guaranteed Minimum Benefits

A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contract holder, the contract holder's beneficiary will receive the greater of (i) the contract holder's account value, or (ii) a guaranteed minimum death benefit that varies by product ("the GMDB"). Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals. The GMDB has issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contract holder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

The Company provides reserves for future GMDB-related benefits. The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Changes in liabilities for minimum guarantees are included in policyholders' benefits in the consolidated statement of income (loss).

First available in 2008, there is a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider that is available on certain equity indexed annuities. These products are annuities maintained in the general account. As long as no excess withdrawals are taken, the GMWB rider guarantees that the rider benefit amount withdrawals will be available for life and will never decrease, without the need to convert the contract into a payout annuity, even if the annuity value declines to zero. The rider benefit amount is based on a percentage of the contract's account value. That percentage is dependent on the attained age of the annuitant.

The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to policyholders' benefits, if actual experience or other evidence suggests that earlier assumptions should be revised.

2.8 Reserves for Fixed Annuity Contracts

Reserves for fixed annuity contracts are accounted for as investment-type contracts in accordance with Financial Accounting Standard No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" ("FAS 97"), and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees).

Under GAAP, deposits collected on non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's consolidated statement of income (loss), as they are recorded directly to reserves for fixed annuity contracts, or to variable annuity liabilities related to separate accounts, upon receipt.

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                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


2.9 Premium Recognition

Premiums for traditional life insurance products are recognized when due. For limited-payment contracts, net premiums are recorded as revenue. The difference between the gross received and the net premium is deferred and recognized in a constant relationship to insurance in force for life insurance contracts and to the amount of expected future benefit payments for annuity contracts.

Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges and are included in other revenue in the consolidated statement of income (loss). Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DAC. Variable annuity and variable universal life fees, asset management fees and surrender charges are recorded as income when earned. Net retained broker dealer commissions are recognized as income on a trade date basis.

2.10 Net Investment Income

Net investment income represents income primarily from the following sources in the Company's operations:

   . Interest income and related expenses, including amortization of premiums and accretion of discounts on bonds with changes in the timing and the amount of expected principal and interest cash flows reflected in the yield, as applicable.

   . Dividend income and distributions from common and preferred stock and other investments when receivable.

   . Realized and unrealized gains and losses from investments in trading securities accounted for at fair value.

   . Earnings from partnership investments accounted for under the equity method.

2.11 Net Realized Investment Gains and Losses

Net realized investment gains and losses are determined by specific identification. The net realized investment gains and losses are generated primarily from the following sources:

   . Sales of fixed maturity and equity securities (except trading securities accounted for at fair value), and other types of investments.

   . Reductions to the cost basis of fixed maturity and equity securities (except trading securities accounted for at fair value), and other types of investments for other-than-temporary impairments.

   .   Changes in fair value of derivatives.

   .   Exchange gains and losses resulting from foreign currency transactions.

2.12 Reinsurance

The Company generally limits its exposure to loss on any single insured to $10.0 million by ceding additional risks through reinsurance contracts with other insurers. On an exception basis, the Company can increase its exposure to loss on any single insured up to $15.0 million. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. If the reinsurer could not meet its obligations, the Company would reassume the liability, as the Company remains primarily liable to the policyholder.

A receivable is recorded for reinsured benefits, both paid and pending, which are recoverable from the reinsurer. Total reinsurance recoverables on ceded reinsurance contracts are included in reinsurance receivables. Reinsurance premiums are recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

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                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


2.13 Policy and Contract Claims

Policy and contract claims include amounts representing: (1) the actual in-force amounts for reported life claims and an estimate of incurred but unreported claims; and, (2) an estimate, based upon prior experience, for accident and health reported and incurred but unreported losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments resulting therefore are reflected in income currently.

2.14 Participating Policy Contracts

Participating life insurance accounted for approximately 1.1 percent of life insurance in force at December 31, 2008.

Dividends to be paid on participating life insurance contracts are determined annually based on estimates of the contracts' earnings. Policyholder dividends were $45.0 million, $49.8 million and $49.4 million in 2008, 2007 and 2006, respectively, and were included as part of policyholders' benefits in the consolidated statement of income (loss).

2.15 Income Taxes

Deferred taxes and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income.

2.16 Accounting Changes

The Company adopted the following accounting standards during 2006:

FAS 155

In February 2006, the FASB issued Statement of Financial Accounting Standard No. 155, "Accounting for Certain Hybrid Financial Instruments, an amendment of FASB Statements No. 133 and 140" ("FAS 155"). FAS 155 allows the Company to include changes in fair value in earnings on an instrument-by-instrument basis for any hybrid financial instrument that contains an embedded derivative that would otherwise be required to be bifurcated and accounted for separately under Statement of Financial Accounting Standard No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133"). The election to measure the hybrid instrument at fair value is irrevocable at the acquisition or issuance date. The Company elected to early adopt FAS 155 effective January 1, 2006 and apply FAS 155 fair value measurement to certain investments in its available for sale portfolio that existed at December 31, 2005. The effect of this adoption resulted in a $4.9 million aftertax ($7.5 million pretax) increase to retained earnings as of January 1, 2006.

The Company adopted the following accounting standards during 2007:

SOP 05-1

In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 provides guidance on accounting for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in FAS 97. SOP 05-1 defines an internal replacement as a modification in product benefits,

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                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

features, rights, or coverage that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. The effective date of the implementation guidance was January 1, 2007. The adoption of this guidance did not have a material effect on the Company's consolidated financial condition or results of operations.

FIN 48

In July 2006, the FASB issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in income tax positions. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of an income tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, and additional disclosures. The Company adopted FIN 48 on January 1, 2007. No increase in the liability for unrecognized tax benefits was required upon adoption. See Note 13 for additional FIN 48 disclosures.

FSP 13-2

In July 2006, the FASB issued FASB Staff Position No. 13-2, "Accounting for a Change or Projected Change in the Timing of Cash Flows Relating to Income Taxes Generated by a Leveraged Lease Transaction" ("FSP 13-2"). FSP 13-2 addresses how a change or projected change in the timing of cash flows relating to income taxes generated by a leveraged lease transaction affects the accounting for the lease by the lessor, and directs that the tax assumptions be consistent with any FIN 48 uncertain tax position related to the lease. The Company adopted
FSP 13-2 on January 1, 2007. Upon adoption, the Company recorded a $49.8 million decrease to the opening balance of retained earnings, net of tax, to reflect the cumulative effect of this change in accounting. In 2008, the Company revised the projected timing of income tax cash flows related to a leveraged lease transaction. In accordance with FSP 13-2, the allocation of income to positive investment years was recalculated from the inception of the lease using the revised assumptions. The net investment balance was adjusted to conform to the recalculated balances, and the change was recognized as a $200.5 million reduction to investment income for the year ended December 31, 2008.

The Company adopted the following accounting standards during 2008:

FAS 157

In September 2006, FASB issued Statement of Financial Accounting Standard
No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosure requirements regarding fair value measurements but does not change existing guidance about whether an asset or liability is carried at fair value. The Company adopted FAS 157 on January 1, 2008, its required effective date.
FAS 157 must be applied prospectively, except that the difference between the carrying amount and fair value of a stand-alone derivative or hybrid instrument measured using the guidance in EITF 02-3 on recognition of a trading profit at the inception of a derivative, is to be applied as a cumulative-effect adjustment to opening retained earnings on January 1, 2008. The adoption of FAS 157 did not have a material effect on the Company's consolidated financial condition or consolidated results of operations.

FAS 159

In February 2007, the FASB issued FAS 159. FAS 159 permits entities to choose to measure at fair value many financial instruments and certain other items that are not required to be measured at fair value. Subsequent changes in fair value for designated items are required to be reported in income. FAS 159 also establishes presentation and disclosure requirements for similar types of assets and liabilities measured at fair value. FAS 159 permits the fair value option election on an instrument-by-instrument basis for eligible items existing at the adoption date and at initial recognition of an asset or liability or upon an event that gives rise to a new basis of accounting for that instrument. The Company adopted FAS 159 on January 1, 2008, its required effective date. The Company did not make any fair value measurement elections upon initial adoption of FAS 159. The effect of FAS 159 on the Company's consolidated financial condition or results of operations prospectively directly depends on the nature and extent of eligible items elected to be measured at fair value.

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                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


FSP FAS 157-3

In October 2008, the FASB issued FASB Staff Position No. FAS 157-3, "Determining the Fair Value of a Financial Asset When the Market for That Asset is Not Active" ("FSP FAS 157-3"). FSP FAS 157-3 provides guidance clarifying certain aspects of FAS 157 with respect to the fair value measurements of a security when the market for that security is inactive. The Company adopted this guidance in the third quarter of 2008. The effects of adopting FSP FAS 157-3 on the Company's consolidated financial condition and results of operations were not material.

FSP FAS 140-4 and FIN 46(R)-8

In December 2008, the FASB issued FSP FAS 140-4 and FIN 46(R)-8. "Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities" ("FSP"). The FSP amends and expands the disclosure requirements regarding transfers of financial assets and a company's involvement with variable interest entities. The FSP is effective for interim and annual periods ending after December 15, 2008. Adoption of the FSP did not affect the Company's financial condition, results of operations or cash flow, as only additional disclosures were required.

FSP EITF 99-20-1

In January 2009, the FASB issued FSP EITF 99-20-1. FSP EITF 99-20-1 amends the impairment guidance in EITF Issue No. 99-20 to achieve more consistent determination of whether an other-than-temporary impairment has occurred. The FSP also retains and emphasizes the objective of an other-than-temporary impairment assessment and the related disclosure requirements in FASB Statement No. 115, "Accounting for Certain Investments in Debt and Equity Securities" and other related guidance. The Company adopted this guidance in the fourth quarter of 2008. The effects of adopting FSP EITF 99-20-1 on the Company's consolidated financial condition and results of operations were not material.

Future Application of Accounting Standards

FAS 141 (R)

In December 2007, the FASB issued Statement of Financial Accounting Standard No. 141 (revised 2007), "Business Combinations" ("FAS 141(R)"). FAS 141(R) changes the accounting for business combinations in a number of ways, including broadening the transactions or events that are considered business combinations, requiring an acquirer to recognize 100 percent of the fair values of assets acquired, liabilities assumed, and noncontrolling interests in acquisitions of less than a 100 percent controlling interest when the acquisition constitutes a change in control of the acquired entity, recognizing contingent consideration arrangements at their acquisition-date fair values with subsequent changes in fair value generally reflected in income, and recognizing preacquisition loss and gain contingencies at their acquisition-date fair values, among other changes. The Company adopted FAS 141(R) for business combinations for which the acquisition date is on or after January 1, 2009. The adoption of this guidance will not have a material effect on the Company's consolidated financial position or results of operations, but may have an effect on the accounting for future business combinations, if any.

FAS 160

In December 2007, the FASB issued Statement of Financial Accounting Standard No. 160, ''Noncontrolling Interests in Consolidated Financial Statements, an amendment of ARB No. 51'' ("FAS 160"). FAS 160 requires noncontrolling (i.e., minority) interests in partially owned consolidated subsidiaries to be classified in the consolidated balance sheet as a separate component of consolidated shareholders' equity, or in the mezzanine section of the balance sheet (between liabilities and equity), to the extent such interests do not qualify as "permanent equity" in accordance with EITF Topic D-98, "Classification and Measurement of Redeemable Securities (revised September
2008). FAS 160 also establishes accounting rules for subsequent acquisitions and sales of noncontrolling interests and provides for how noncontrolling interests should be presented in the consolidated statement of income. The non-controlling interests' share of subsidiary income should be reported as a part of consolidated net income with disclosure of the attribution of consolidated net income to the controlling and noncontrolling interests on the face of the consolidated statement of income.

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                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The Company adopted FAS 160 on January 1, 2009, its required effective date. FAS 160 must be adopted prospectively, except that noncontrolling interests should be reclassified from liabilities to a separate component of shareholders' equity and consolidated net income should be recast to include net income attributable to both the controlling and noncontrolling interests retrospectively. The Company's adoption of FAS 160 will not have a material effect on its consolidated financial statements.

FAS 161

In March 2008, the FASB issued Statement of Financial Accounting Standard
No. 161, ''Disclosures about Derivative Instruments and Hedging Activities - an amendment of FASB Statement No. 133'' ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how and why the Company uses derivative instruments,
(b) how derivative instruments and related hedged items are accounted for under FAS 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect the Company's consolidated financial condition, results of operations, and cash flows. FAS 161 is effective for the Company beginning with financial statements issued in the first quarter of 2009. Because FAS 161 only requires additional disclosures about derivatives, it will have no effect on the Company's consolidated financial condition, results of operations or cash flows.

FAS 162

In May 2008, the FASB issued Statement of Financial Accounting Standard
No. 162, ''The Hierarchy of Generally Accepted Accounting Principles'' ("FAS 162"). FAS 162 identifies the sources of accounting principles and the framework for selecting the principles to be used in the preparation of financial statements presented in conformity with GAAP but does not change current practices. FAS 162 will become effective on the 60th day following Securities and Exchange Commission ("SEC") approval of the Public Company Accounting Oversight Board amendments to remove GAAP hierarchy from the auditing standards. FAS 162 will have no effect on the Company's consolidated financial condition, results of operations or cash flows.

FSP FAS 140-3

In February 2008, the FASB issued FASB Staff Position No. FAS 140-3, ''Accounting for Transfers of Financial Assets and Repurchase Financing Transactions'' ("FSP FAS 140-3"). FSP FAS 140-3 requires an initial transfer of a financial asset and a repurchase financing that was entered into contemporaneously with or in contemplation of the initial transfer to be evaluated as a linked transaction unless certain criteria are met. FSP FAS 140-3 is effective for the Company beginning January 1, 2009 and will be applied to new transactions entered into from that date forward. Early adoption is prohibited. The adoption of FSP FAS 140-3 will not have a material effect on the Company's financial condition or results of operations.

FSP FAS 141(R)-1

In April 2009, the FASB issued FASB Staff Position No. FAS 141(R)-1, "Accounting for Assets Acquired and Liabilities Assumed in a Business Combination That Arise from Contingencies" ("FSP FAS 141(R)-1"). FSP FAS 141(R)-1 amends and clarifies FAS 141(R) to address issues on initial recognition and measurement, subsequent measurement and accounting, and disclosure of assets and liabilities arising from contingencies in a business combination. This FSP is effective for assets or liabilities arising from contingencies in business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. The adoption of this guidance will not have a material effect on the Company's consolidated financial position or results of operations, but may have an effect on the accounting for future business combinations, if any.

FSP FAS 157-4

In April 2009, the FASB issued FASB Staff Position No. FAS 157-4, "Determining Fair Value When Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP FAS 157-4"). FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when there is no active market or where the price inputs being used represent distressed sales. FSP

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                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

FAS 157-4 reaffirms what FAS 157 states is the objective of fair value measurement, which is to reflect the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction at the date of the financial statements under current market conditions. FSP FAS 157-4 is effective for interim and annual periods ending after June 15, 2009, but entities may early adopt for interim and annual periods ending after March 15, 2009. The Company will adopt FSP FAS 157-4 in the second quarter of 2009, as required, and is assessing the effect it will have on its financial condition and results of operations.

FSP FAS 115-2 and FAS 124-2

In April 2009, the FASB issued FASB Staff Position No. FAS 115-2 and FAS 124-2, "Recognition and Presentation of Other-Than-Temporary Impairments" ("FSP"). The FSP amends the other-than-temporary impairment guidance in U.S. GAAP for debt securities to make guidance more operational and to improve the presentation and disclosure of other-than-temporary impairments on debt and equity securities in the financial statements. This FSP does not amend existing recognition and measurement guidance related to other-than-temporary impairments of equity securities. The FSP is intended to bring greater consistency to the timing of impairment recognition, and provide greater clarity to investors about the credit and noncredit components of impaired debt securities that are not expected to be sold. The FSP also requires increased and more timely disclosures regarding expected cash flows, credit losses, and an aging of securities with unrealized losses. The FSP is effective for interim and annual periods ending after June 15, 2009, but entities may early adopt for interim and annual periods ending after March 15, 2009. The Company will adopt the FSP in the second quarter of 2009, as required, and is assessing the effect it will have on its financial condition and results of operations.

3. Investments

3.1 Investment Income

Investment income by type of investment was as follows for the years ended December 31:

                                            2008        2007        2006
                                         ----------  ----------  ----------
                                                   (In Thousands)
Investment income:
   Fixed maturities..................... $2,976,644  $3,406,541  $3,395,122
   Equity securities....................      4,623       9,935       2,852
   Mortgage and other loans.............    455,798     393,838     292,139
   Policy loans.........................    112,922     105,452     103,191
   Investment real estate...............     29,824      11,922      10,475
   Partnerships and other invested
     assets.............................   (468,549)    230,552     147,428
   Securities Lending...................    141,070       8,889      10,586
   Other investment income..............     67,049      31,619      35,546
                                         ----------  ----------  ----------
Gross investment income.................  3,319,381   4,198,748   3,997,339
Investment expenses.....................    (59,077)    (39,558)    (35,423)
                                         ----------  ----------  ----------
Net investment income................... $3,260,304  $4,159,190  $3,961,916
                                         ==========  ==========  ==========

The carrying value of investments that produced no investment income during 2008 was less than 0.7 percent of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on the Company's results of operations and financial position.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


3.2 Net Realized Investment Gains (Losses)

Realized gains (losses) by type of investment were as follows for the years ended December 31:

                                                       2008         2007       2006
                                                   ------------  ---------  ---------
                                                             (In Thousands)
Sales of fixed maturities:
   Gross gains.................................... $  1,622,164  $ 125,453  $ 125,232
   Gross losses...................................   (2,287,450)  (185,720)  (128,945)
Sales of equity securities:
   Gross gains....................................       18,355     11,549     17,272
   Gross losses...................................       (2,368)        --         (5)
Partnerships and other invested assets:
   Gross gains....................................        3,000     24,946     16,752
   Gross losses...................................     (148,493)    (1,835)   (53,011)
Derivatives:
   Gross gains....................................      233,294      4,672      2,000
   Gross losses...................................     (418,932)   (69,041)   (46,720)
Securities lending collateral, including other
  than temporary impairments......................   (7,351,963)  (194,892)        --
Other than temporary impairments of fixed
  maturity and equity securities..................   (4,834,006)  (520,798)  (222,262)
                                                   ------------  ---------  ---------
Net realized investment gains (losses) before
  taxes........................................... $(13,166,399) $(805,666) $(289,687)
                                                   ============  =========  =========

3.3 Fixed Maturity and Equity Securities

Fixed maturity and equity securities classified as available-for-sale and securities lending collateral are reported at fair value. The cost or amortized cost, gross unrealized gains and losses, and estimated fair value of fixed maturity and equity securities available for sale by major category and securities lending collateral follow:

                                            Cost or     Gross Unrealized Gross Unrealized Estimated Fair
                                         Amortized Cost      Gains            Losses          Value
                                         -------------- ---------------- ---------------- --------------
                                                                 (In Thousands)
December 31, 2008
Fixed maturities
   U.S. government obligations..........  $   191,891      $   57,198      $      (286)    $   248,803
   Foreign government...................      537,814          37,578          (15,684)        559,708
   States, territories & political
     subdivisions.......................      213,641           3,161          (13,833)        202,969
   Corporate securities.................   30,860,039         875,940       (2,617,989)     29,117,990
   Mortgage backed securities...........   12,609,215         373,690       (1,089,994)     11,892,911
   Affiliated securities................      732,451              --          (84,254)        648,197
                                          -----------      ----------      -----------     -----------
Total fixed maturities..................   45,145,051       1,347,567       (3,822,040)     42,670,578
Equity securities.......................       82,167           3,443           (4,601)         81,009
Securities lending collateral...........           --              --               --              --
Investment in AIG.......................        8,597              --           (7,325)          1,272
                                          -----------      ----------      -----------     -----------
Total...................................  $45,235,815      $1,351,010      $(3,833,966)    $42,752,859
                                          ===========      ==========      ===========     ===========

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                                            Cost or     Gross Unrealized Gross Unrealized Estimated Fair
                                         Amortized Cost      Gains            Losses          Value
                                         -------------- ---------------- ---------------- --------------
                                                                 (In Thousands)
December 31, 2007
Fixed maturities
   U.S. government obligations..........  $   192,957      $   38,524      $      (366)    $   231,115
   Foreign government...................      727,251          68,306           (8,811)        786,746
   States, territories & political
     subdivisions.......................    3,011,552          91,406         (106,925)      2,996,033
   Corporate securities.................   30,726,289       1,202,217         (593,039)     31,335,467
   Mortgage backed securities...........   13,403,286         187,056         (500,890)     13,089,452
   Affiliated securities................      215,135               2             (698)        214,439
                                          -----------      ----------      -----------     -----------
Total fixed maturities..................   48,276,470       1,587,511       (1,210,729)     48,653,252
Equity securities.......................      109,358          43,479              (12)        152,825
Securities lending collateral...........   20,357,623             619       (1,347,859)     19,010,383
Investment in AIG.......................        8,597          38,635               --          47,232
                                          -----------      ----------      -----------     -----------
Total...................................  $68,752,048      $1,670,244      $(2,558,600)    $67,863,692
                                          ===========      ==========      ===========     ===========

The following table summarizes the Company's gross unrealized losses and estimated fair values on fixed maturity and equity securities available for sale, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2008 and 2007:

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                                       Less than 12 Months       12 Months or More             Total
                                     -----------------------  ----------------------  -----------------------
                                        Fair      Unrealized    Fair      Unrealized     Fair      Unrealized
December 31, 2008                       Value       Losses      Value       Losses       Value       Losses
-----------------                    ----------- -----------  ---------- -----------  ----------- -----------
                                                                  (In Thousands)
Fixed maturities
   U.S. government obligations...... $        -- $        --  $    1,234 $      (286) $     1,234 $      (286)
   Foreign government...............     182,033     (15,516)      8,629        (168)     190,662     (15,684)
   States, territories & political
     subdivisions...................      29,062      (1,346)     29,769     (12,487)      58,831     (13,833)
   Corporate securities.............  11,797,902  (1,488,608)  5,432,323  (1,129,381)  17,230,225  (2,617,989)
   Mortgage backed securities.......   2,157,900    (418,547)  2,017,067    (671,447)   4,174,967  (1,089,994)
   Affiliated securities............      83,155     (56,973)    525,042     (27,281)     608,197     (84,254)
                                     ----------- -----------  ---------- -----------  ----------- -----------
Total fixed maturities..............  14,250,052  (1,980,990)  8,014,064  (1,841,050)  22,264,116  (3,822,040)
Equity securities...................      23,661      (4,601)         --          --       23,661      (4,601)
Investment in AIG...................       1,272      (7,325)         --          --        1,272      (7,325)
                                     ----------- -----------  ---------- -----------  ----------- -----------
Total............................... $14,274,985 $(1,992,916) $8,014,064 $(1,841,050) $22,289,049 $(3,833,966)
                                     =========== ===========  ========== ===========  =========== ===========

                                       Less than 12 Months       12 Months or More             Total
                                     -----------------------  ----------------------  -----------------------
                                        Fair      Unrealized    Fair      Unrealized     Fair      Unrealized
December 31, 2007                       Value       Losses      Value       Losses       Value       Losses
-----------------                    ----------- -----------  ---------- -----------  ----------- -----------
                                                                  (In Thousands)
Fixed maturities
   U.S. government obligations...... $        -- $        --  $    3,621 $      (314) $     3,621 $      (314)
   Foreign government...............     137,891      (6,540)     26,219      (2,271)     164,110      (8,811)
   States, territories & political
     subdivisions...................     807,000     (56,000)    706,588     (50,925)   1,513,588    (106,925)
   Corporate securities.............   8,455,315    (305,469)  4,400,867    (287,570)  12,856,182    (593,039)
   Mortgage backed securities.......   2,964,644    (276,078)  3,523,476    (224,864)   6,488,120    (500,942)
   Affiliated securities............     132,302        (153)     33,305        (545)     165,607        (698)
                                     ----------- -----------  ---------- -----------  ----------- -----------
Total fixed maturities..............  12,497,152    (644,240)  8,694,076    (566,489)  21,191,228  (1,210,729)
Equity securities...................       1,850         (12)         --          --        1,850         (12)
Securities lending collateral.......  15,387,728  (1,224,546)  1,157,228    (123,313)  16,544,956  (1,347,859)
                                     ----------- -----------  ---------- -----------  ----------- -----------
Total............................... $27,886,730 $(1,868,798) $9,851,304 $  (689,802) $37,738,034 $(2,558,600)
                                     =========== ===========  ========== ===========  =========== ===========

As of December 31, 2008, the Company held 2,629 individual bonds and other investments that were in an unrealized loss position, of which 752 individual investments were in an unrealized loss position continuously for 12 months or more.

The Company regularly reviews its investments for possible impairments based on the criteria discussed in Note 2. The determination that a security has incurred an other-than-temporary impairment in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investments. As of December 31, 2008, all of the unrealized losses in the table shown above were considered to be temporary based on the results of this review.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The amortized cost and estimated fair value of fixed maturity securities available for sale by contractual maturity as of December 31, 2008 were as follows:

                                               Amortized  Estimated
                                                 Cost     Fair Value
                                              ----------- -----------
                                                  (In Thousands)
Due in one year or less...................... $ 1,038,982 $ 1,036,147
Due after one year through five years........   6,306,941   6,150,030
Due after five years through ten years.......   8,467,653   7,930,704
Due after ten years..........................  16,722,260  15,660,786
Mortgage-backed securities...................  12,609,215  11,892,911
                                              ----------- -----------
Total fixed maturity securities.............. $45,145,051 $42,670,578
                                              =========== ===========

Actual maturities may differ from contractual maturities, since borrowers may have the right to call or prepay obligations. In addition, corporate requirements and investment strategies may result in the sale of investments before maturity.

At December 31, 2008, the Company's investments included one investment in a single entity that exceeded 10 percent of the Company's consolidated shareholder's equity. This investment was in a short-term money market investment.

At December 31, 2008, $49.0 million of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

See Note 6 for information on events and transactions related to the Company's participation in AIG's U.S. Securities Lending Program.

3.4 Mortgage Loans on Real Estate

At December 31, 2008, the Company had direct commercial mortgage loan exposure of $6.46 billion, with $6.44 billion representing U.S. loan exposure. At that date, substantially all of the U.S. loans were current. Foreign commercial mortgage loans of $20.5 million are secured predominantly by properties in Canada.

The U.S. commercial loan exposure by state and type of loan, at December 31, 2008, were as follows:

State         # of Loans   Amount   Apartments  Offices    Retails   Industrials  Hotels   Others  % of Total
-----         ---------- ---------- ---------- ---------- ---------- ----------- -------- -------- ----------
                                                     ($ in Thousands)
California...     77     $1,341,292 $   64,438 $  591,504 $   72,368  $284,192   $252,336 $ 76,454    20.8%
New York.....     41        816,527    129,497    524,187    106,173    21,841      9,991   24,838    12.6%
New Jersy....     33        713,580    332,621    164,846    191,405     4,750         --   19,958    11.0%
Florida......     55        550,267     25,223    213,832    132,811    86,039     20,980   71,382     8.5%
Texas........     29        359,045     24,270    114,033     77,536    85,300     47,911    9,995     5.6%
Maryland.....     19        267,419     29,634    139,357     92,519     1,533      4,376       --     4.1%
Ohio.........     28        237,030    133,491     27,209     52,867    23,463         --       --     3.7%
Pennsylvania.     23        183,862     17,504     57,832     28,868    68,476         --   11,182     2.8%
Arizona......      7        171,429     80,239         --     26,925     1,828         --   62,437     2.7%
Virginia.....     14        165,171         --     91,818     61,915    11,438         --       --     2.6%
Other states.    179      1,656,884    184,578    677,780    397,561   106,484    172,828  117,653    25.6%
                 ---     ---------- ---------- ---------- ----------  --------   -------- --------   -----
Total........    505     $6,462,506 $1,021,495 $2,602,398 $1,240,948  $695,344   $508,422 $393,899   100.0%
                 ===     ========== ========== ========== ==========  ========   ======== ========   =====

Impaired mortgage loans on real estate and related interest income are not material.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4. Derivative Financial Instruments

4.1 Risks Inherent in the Use of Derivatives

Risks inherent in the use of derivatives include market risk, credit risk in the event of non-performance by counterparties, and mismatch risk. Exposure to market risk is mitigated by the fact that all derivatives contracts are executed as effective economic hedges, the financial effects of which are offset by another financial instrument (investment securities or index-based policy liabilities). Counterparty credit exposure is limited by entering into agreements with affiliated counterparties or unaffiliated counterparties having high credit ratings. Affiliated counterparties are guaranteed by AIG and unaffiliated counterparty credit ratings are monitored on a regular basis. Mismatch risk is the risk that hedges are executed improperly or become ineffective over the term of the contracts.

4.2 Interest Rate and Currency Swap Agreements

Interest rate swap agreements are used to convert specific investment securities from a floating to a fixed rate basis and to convert certain fixed rates to different fixed rates. Currency swap agreements are used to convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specific exchange rates.

Swap agreements have terms of two to twenty-two years. Interest rate and currency swap agreements related to investment securities at December 31 were as follows:

                                   2008       2007
                                ---------- ----------
                                    (In Thousands)
Interest rate swap agreements:
   Notional amount............. $1,038,230 $1,209,000
   Fair value..................     19,038     (8,000)
Currency swap agreements:
   Notional amount.............    829,195    890,184
   Fair value..................     78,165   (149,027)

4.3 Index Options

All index options (puts and calls) are purchased as economic hedges of index-based exposures inherent in the Company's equity-indexed universal life and annuity products and for the risks associated with contract features and riders that offer a GMWB on certain variable annuity products. Such options generally have terms of one, two or five years. The Company has procedures in place to economically match option purchases to policy liabilities. Contracts outstanding at December 31 were as follows:

                                           2008                2007
                                    ------------------- -------------------
                                    Notional Fair Value Notional Fair Value
                                    -------- ---------- -------- ----------
                                                (In Thousands)
Puts and Calls:
   One-year (or less) contracts.... $718,263  $31,492   $482,389  $13,903
   Two-year contracts..............       --       --     59,510    4,688
   Five-year contracts.............   94,309    6,729     65,076   20,609

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.4 Futures

The Company purchases and sells short futures (Treasury note and U.S. long bond) to offset interest rate exposures on certain bonds purchased for the trading portfolio. All such positions are closed out each quarter end. The Company also purchases and sells exchange traded futures to offset the risk associated with riders that offer a GMWB on certain variable annuity products. Contracts outstanding at December 31 were as follows:

                                       2008      2007
                                    ---------- --------
                                      (In Thousands)
Futures
   Contract amount................. $3,888,377 $167,972

5. Fair Value Measurements

Effective January 1, 2008 the Company adopted FAS 157 and FAS 159, which specify measurement and disclosure standards related to assets and liabilities measured at fair value.

Fair Value Measurements on a Recurring Basis

The Company measures at fair value on a recurring basis financial instruments in its trading and available for sale securities portfolios, derivative assets and liabilities, securities lending invested collateral, non-traded equity investments and certain private limited partnership and certain hedge funds included in other invested assets, separate account assets, and certain policyholders' contract deposits. The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The degree of judgment used in measuring the fair value of financial instruments generally correlates with the level of pricing observability. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments traded in other-than-active markets or that do not have quoted prices have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. An active market is one in which transactions for the asset or liability being valued occur with sufficient frequency and volume to provide pricing information on an ongoing basis. An other-than-active market is one in which there are few transactions, the prices are not current, price quotations vary substantially either over time or among market makers, or in which little information is released publicly for the asset or liability being valued. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction and general market conditions.

Fair Value Hierarchy

Beginning January 1, 2008, assets and liabilities recorded at fair value in the consolidated balance sheet are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values as discussed below:

Level 1: Fair value measurements that are quoted prices (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Company does not adjust the quoted price for such instruments. Assets and liabilities measured at fair value on a recurring basis and classified as Level 1 include certain government and agency securities, actively traded listed common stocks and derivative contracts, most separate account assets and most mutual funds.

Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. Assets and liabilities measured at

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

fair value on a recurring basis and classified as Level 2 generally include certain government securities, most investment-grade and high-yield corporate bonds, certain asset-backed securities ("ABS"), certain listed equities, state, municipal and provincial obligations, hybrid securities, mutual fund and hedge fund investments and derivative contracts.

Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment. In making the assessment, the Company considers factors specific to the asset or liability. Assets and liabilities measured at fair value on a recurring basis and classified as Level 3 include certain distressed ABS, certain derivative contracts, policyholders' contract deposits carried at fair value, private equity and real estate fund investments, and direct private equity investments. The Company's non-financial-instrument assets that are measured at fair value on a non-recurring basis generally are classified as Level 3.

Incorporation of Credit Risk in Fair Value Measurements

The Company's Own Credit Risk. Fair value measurements for the Company's derivative liabilities incorporate the Company's own credit risk by determining the explicit cost for each counterparty to protect against its net credit exposure to the Company at the balance sheet date by reference to observable AIG credit default swap spreads. A counterparty's net credit exposure to the Company is determined based on master netting agreements, when applicable, which take into consideration all positions with the Company, as well as collateral posted by the Company with the counterparty at the balance sheet date, if any.

Fair value measurements for embedded policy derivatives and policyholder contract deposits take into consideration that policyholder liabilities are senior in priority to general creditors of AIG and the Company and therefore are much less sensitive to changes in AIG's credit default swap or cash issuance spreads.

Counterparty Credit Risk. Fair value measurements for freestanding derivatives incorporate counterparty credit by determining the explicit cost for the Company to protect against its net credit exposure to each counterparty at the balance sheet date by reference to observable counterparty credit default swap spreads. The Company's net credit exposure to a counterparty is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as cash collateral posted by the counterparty at the balance sheet date.

Fair values for fixed maturity securities based on observable market prices for identical or similar instruments implicitly include the incorporation of counterparty credit risk. Fair values for fixed maturity securities based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

The following is a description of the valuation methodologies used for instruments carried at fair value:

Fixed Maturity Securities -- Trading and Available for Sale

The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure at fair value fixed maturity securities in its trading and available for sale portfolios. Market price data generally is obtained from exchange or dealer markets.

The Company estimates the fair value of fixed maturity securities not traded in active markets, by referring to traded securities with similar attributes, using dealer quotations, a matrix pricing methodology, discounted cash flow analyses or internal valuation models. This methodology considers such factors as the issuer's industry, the security's rating and tenor, its coupon rate, its position in the capital structure of the issuer, yield curves, credit curves, prepayment rates and other relevant factors. For fixed maturity instruments that are not traded in active

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments generally are based on available market evidence. In the absence of such evidence, management's best estimate is used.

Maiden Lane II

At inception, the Company's economic interest in ML II was valued at the transaction price. Subsequently, ML II is valued using a discounted cash flow methodology using the estimated future cash flows of the assets to which the ML II interest is entitled and the discount rates applicable to such interest as derived from the fair value of the entire asset pool. The implicit discount rates are calibrated to the changes in the estimated asset values for the underlying assets commensurate with the Company's interest in the capital structure of the entity. Estimated cash flows and discount rates used in the valuation are validated, to the extent possible, using market observable information for securities with similar asset pools, structure and terms.

Valuation Sensitivity: The fair value of the ML II interest is most affected by changes in the discount rates and changes in the underlying estimated future collateral cash flow assumptions used in the valuation model.

The benchmark London Interbank Offered Rate ("LIBOR") interest rate curve changes are determined by macroeconomic considerations and financial sector credit spreads. The spreads over LIBOR for ML II (including collateral-specific credit and liquidity spreads) can change as a result of changes in market expectations about the future performance of this investment as well as changes in the risk premium that market participants would demand at the time of the transactions.

Changes in estimated future cash flows would primarily be the result of changes in expectations for collateral defaults, recoveries, and underlying loan prepayments.

Increases in the discount rate or decreases in estimated future cash flows used in the valuation would decrease the Company's estimate of the fair value of ML II as shown in the table below.

                             Fair Value Change
                             -----------------
                              (In Thousands)
Discount Rates
200 basis points............     $ (30,588)
400 basis points............       (57,453)

Estimated Future Cash Flows
10% decrease................      (110,639)
20% decrease................      (208,543)

The Company believes that the ranges of discount rates used in this analysis are reasonable based on implied spread volatilities of similar collateral securities and implied volatilities of LIBOR interest rates. The ranges of estimated future cash flows were determined based on variability in estimated future cash flows implied by cumulative loss estimates for similar instruments. The fair value of the ML II interest is likely to vary, perhaps materially, from the amount estimated.

Equity Securities Traded in Active Markets -- Trading and Available for Sale

The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure at fair value marketable equity securities in its trading and available for sale portfolios. Market price data generally is obtained from exchange or dealer markets.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Securities Lending Collateral

Securities lending collateral is invested in short-term investments and fixed maturity securities, primarily floating-rate bonds. The carrying value of short-term investments is considered to be a reasonable estimate of fair value. Securities lending collateral investments in fixed maturity securities are recorded at fair value, which is based on quoted market prices or internally developed models, consistent with the methodology for other fixed maturity securities. The Company discontinued its securities lending activities on December 12, 2008.

Non-Traded Equity Investments -- Other Invested Assets

The Company initially estimates the fair value of equity instruments not traded in active markets by reference to the transaction price. This valuation is adjusted only when changes to inputs and assumptions are corroborated by evidence such as transactions in similar instruments, completed or pending third-party transactions in the underlying investment or comparable entities, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity capital markets, and changes in financial ratios or cash flows. For equity securities that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability and such adjustments generally are based on available market evidence. In the absence of such evidence, management's best estimate is used.

Private Limited Partnership and Hedge Fund Investments -- Other Invested Assets

The Company initially estimates the fair value of investments in certain private limited partnerships and certain hedge funds by reference to the transaction price. Subsequently, the Company obtains the fair value of these investments generally from net asset value information provided by the general partner or manager of the investments, the financial statements of which generally are audited annually. The Company considers observable market data and performs diligence procedures in validating the appropriateness of using the net asset value as a fair measurement.

Separate Account Assets and Liabilities

Separate account assets are composed primarily of registered and unregistered open-end mutual funds that generally trade daily and are measured at fair value in the manner discussed above for equity securities traded in active markets.

Freestanding Derivatives

Derivative assets and liabilities can be exchange-traded or traded over the counter ("OTC"). The Company generally values exchange-traded derivatives using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in, the instrument as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

Certain OTC derivatives trade in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. When the Company does not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions, the transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. Subsequent to initial

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

recognition, the Company updates valuation inputs when corroborated by evidence such as similar market transactions, third-party pricing services and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

Embedded Policy Derivatives

The fair value of embedded policy derivatives contained in certain equity-indexed annuity and life contracts is measured using an option budget method based on actuarial and capital market assumptions related to projected cash flows over the expected lives of the contracts. These cash flow estimates primarily include benefits and related fees assessed, when applicable, and incorporate expectations about policyholder behavior. Estimates of future policyholder behavior are subjective and based primarily on the Company's historical experience. In addition, where applicable, option pricing models are used to estimate fair value, taking into account assumptions for future equity index growth rates, volatility of the equity index and future interest rates. With the adoption of FAS 157, this methodology was not changed, with the exception of incorporating an explicit risk margin to take into consideration market participant estimates of projected cash flows and policyholder behavior.

Policyholders' Contract Deposits

Policyholders' contract deposits accounted for at fair value beginning January 1, 2008 are measured using an income approach by taking into consideration the following factors:

   .   Current policyholder account values and related surrender charges; and

   . Estimated future policy benefits are discounted at rates offered on comparable new contracts, where applicable. Where comparable contracts are no longer offered, swap rates are used to discount the estimated policy cash flows.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents information about assets and liabilities measured at fair value on a recurring basis at December 31, 2008, and indicates the level of the fair value measurement based on the levels of the inputs used:

                                                                                           Total Fair Value
                                                          Level 1     Level 2    Level 3   December 31, 2008
                                                        ----------- ----------- ---------- -----------------
                                                                           (In Thousands)
Assets:
Fixed maturity securities, available for sale.......... $        -- $37,356,818 $5,313,760    $42,670,578
Fixed maturity securities, hybrid......................          --      11,938         --         11,938
Fixed maturity securities, trading.....................          --      49,249    278,426        327,675
Equity securities, available for sale..................      43,191       6,234     31,584         81,009
Equity securities, trading.............................          --          --      1,000          1,000
Partnerships and other invested assets.................      13,000     474,911    812,590      1,300,501
Short-term investments.................................          --   1,645,018         --      1,645,018
Derivative assets......................................      32,742     112,204      6,729        151,675
Assets held in separate accounts.......................  20,422,032     274,902         --     20,696,934
                                                        ----------- ----------- ----------    -----------
   Total............................................... $20,510,965 $39,931,274 $6,444,089    $66,886,328
                                                        ----------- ----------- ----------    -----------
Liabilities:
Policyholder contract deposits......................... $        -- $        -- $  407,642    $   407,642
Derivative liabilities.................................         251      16,000         --         16,251
                                                        ----------- ----------- ----------    -----------
   Total............................................... $       251 $    16,000 $  407,642    $   423,893
                                                        ----------- ----------- ----------    -----------

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


At December 31, 2008, Level 3 assets totaled $6.44 billion, representing
7.2 percent of total assets, and Level 3 liabilities totaled $407.6 million, representing 0.5 percent of total liabilities.

The following tables present changes during the twelve month period ended December 31, 2008 in Level 3 assets and liabilities measured at fair value on a recurring basis, and the realized and unrealized gains (losses) recorded in income during the twelve month period ended December 31, 2008 related to the Level 3 assets and liabilities that remained on the consolidated balance sheet at December 31, 2008:



                                            Net Realized and   Accumulated   Purchases,
                                            Unrealized Gains      Other        Sales,                   Balance at
                              Balance at    (Losses) included Comprehensive Issuances and Transfers In December 31,
                            January 1, 2008   in Income (a)   Income (Loss)  Settlements     (Out)         2008
                            --------------- ----------------- ------------- ------------- ------------ ------------
                                                                         (In Thousands)
Assets:
Fixed maturity securities,
  available for sale.......   $4,994,719       $  (779,008)     $(369,008)   $   565,579   $  901,478   $5,313,760
Fixed maturity securities,
  trading..................           --           (91,074)            --        350,500       19,000      278,426
Equity securities,
  available for sale.......       22,028            (2,009)       (23,902)       (19,501)      54,968       31,584
Equity securities,
  trading..................        1,000                --             --             --           --        1,000
Partnerships and other
  invested assets..........      660,650            25,679        (66,913)       171,267       21,907      812,590
Securities lending
  invested collateral......    3,121,930        (2,256,414)       603,312     (3,719,494)   2,250,666           --
Derivative assets..........       24,627           (33,812)            --         15,914           --        6,729
                              ----------       -----------      ---------    -----------   ----------   ----------
   Total...................   $8,824,954       $(3,136,638)     $ 143,489    $(2,635,735)  $3,248,019   $6,444,089
                              ----------       -----------      ---------    -----------   ----------   ----------
Liabilities:
Policyholder contract
  deposits.................   $  150,429       $   216,534      $      --    $    52,679   $  (12,000)  $  407,642

                               Changes in
                            Unrealized Gains
                              (Losses) on
                            Instruments Held
                            at December 31,
                                  2008
                            ----------------

Assets:
Fixed maturity securities,
  available for sale.......    $      --
Fixed maturity securities,
  trading..................      (91,074)
Equity securities,
  available for sale.......           --
Equity securities,
  trading..................           --
Partnerships and other
  invested assets..........           --
Securities lending
  invested collateral......           --
Derivative assets..........      (33,812)
                               ---------
   Total...................    $(124,886)
                               ---------
Liabilities:
Policyholder contract
  deposits.................    $ 216,534

(a) Net realized and unrealized gains and losses shown above are reported in the consolidated statement of income (loss) as net realized capital gains (losses):

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized gains (losses) on instruments held at December 31, 2008 may include changes in fair value that were attributable to both observable (e.g., changes in market interest rates) and unobservable inputs (e.g., changes in unobservable long-dated volatilities).

The Company uses various hedging techniques to manage risks associated with certain positions, including those classified within Level 3. Such techniques may include the purchase or sale of financial instruments that are classified within Level 1 and/or Level 2. As a result, the realized and unrealized gains (losses) for assets and liabilities classified within Level 3 presented in the table above do not reflect the related realized or unrealized gains (losses) on hedging instruments that are classified within Level 1 and/or Level 2.

Changes in the fair value of assets held in separate accounts are completely offset in the consolidated statement of income (loss) by changes in separate account liabilities, which are not carried at fair value and therefore not included in the foregoing tables.

Fair Value Measurements on a Non-Recurring Basis

The Company would measure the fair value of certain assets not already carried at fair value on a non-recurring basis, generally quarterly, annually, if events or changes in circumstances indicate that the carrying value amount of the assets may not be recoverable. These assets include cost and equity-method investments, collateral securing foreclosed loans and real estate and other fixed assets and goodwill. The Company uses a variety of techniques to measure the fair value of these assets when appropriate, as described below:

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


   . Cost and Equity-Method Investment: When the Company determines that the carrying value of these assets may not be recoverable, the Company records the assets at fair value with the loss recognized in income. In such cases, the Company measures the fair value of these assets using the techniques discussed above for fixed maturities and equity securities.

   .   Collateral Securing Foreclosed Loans and Real Estate and Other Fixed
       Assets: When the Company takes collateral in connection with foreclosed loans, the Company generally bases its estimate of fair value on the price that would be received in a current transaction to sell the asset by itself.

   . Goodwill: The Company tests goodwill for impairment whenever events or changes in circumstances indicate the carrying amount of goodwill may not be recoverable, but at least annually. When the Company determines goodwill may be impaired, the Company uses techniques that consider market-based earnings multiples of peer companies or discounted cash flow techniques based on the price that could be received in current transaction to sell that asset assuming the asset would be used with other assets as a group (in-use premise). See Fair Value Measured on a Non-Recurring Basis below for additional information.

For the year ended December 31, 2008, the Company recorded a goodwill impairment charge of $57.2 million, which was primarily attributable to a decline in the estimated fair value of the Company due to the uncertain economic environment during the 2008 fourth quarter.

Fair Value Option

FAS 159 permits a company to choose to measure at fair value many financial instruments and certain other assets and liabilities that are not required to be measured at fair value. Subsequent changes in fair value for designated items are required to be reported in income. The Company did not make any fair value measurement elections upon initial adoption of FAS 159. The Company has elected to account for its economic interest in ML II at fair value under FAS 159. The Company recorded a loss of $75.6 million in the year ended December 31, 2008 to reflect the change in the fair value of ML II, which was reported as a component of net investment income.

Fair Value Information about Financial Instruments Not Measured at Fair Value

FAS 107, "Disclosures about Fair Value of Financial Instruments" ("FAS 107"), requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. FAS 107 excludes certain financial instruments, including those related to insurance contracts and lease contracts. Information regarding the estimation of fair value for financial instruments not carried at fair value is discussed below:

Cash and Short-Term Investments

Carrying values approximate fair values because of the relatively short period of time between origination and expected realization.

Mortgage and Other Loans Receivable

Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk adjusted discount rates. Fair value for collateral, commercial and guaranteed loans is based primarily on independent pricing services, broker quotes and other independent information.

Policy Loans

The fair values of policy loans were not estimated as the Company believes it would have to expend excessive costs for the benefits derived.

Partnerships and Other Invested Assets

The Company obtains the fair value of its investments in partnerships from information provided by the sponsors of each of these investments, the accounts of which are generally audited on an annual basis. Fair value of investments in preferred equity of partially owned companies is estimated using the same methodology as that used for other preferred securities.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Investment in Parent Company

The fair value of the investment in AIG is based on quoted market prices of AIG common stock.

Policyholder Contract Deposits Associated with Investment-type Contracts

Fair values for policyholder contract deposits associated with investment-type contracts not accounted for at fair value were estimated for disclosure purposes using discounted cash flow calculations based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. Where no similar contracts are being offered, the discount rate is the appropriate tenor swap rates (if available) or current risk-free interest rates consistent with the currency in which the cash flows are denominated.

Dividend Accumulation

Fair value of dividend accumulation is the accumulated value of dividends to be paid to the policyholders with interest.

Securities Lending Payable

The contract values of securities lending payable approximate fair value as these obligations are short-term in nature. The Company discontinued its securities lending activities on December 12, 2008.

The following table presents the carrying value and estimated fair value of the Company's financial instruments as required by FAS 107:

                                                                2008
                                                       -----------------------
                                                          Fair      Carrying
                                                          Value      Amount
                                                       ----------- -----------
                                                           (In Thousands)
Assets
Cash and short-term investments....................... $ 3,404,237 $ 3,404,237
Mortgage and other loans..............................   6,732,555   6,649,204
Policy loans..........................................   1,958,967   1,958,967
Partnerships and other invested assets................   3,393,273   3,393,273
Investment in Parent Company..........................       1,272       1,272
Liabilities
Policyholder contract deposits associated with
  investment-type contracts...........................  36,123,770  36,161,565
Dividend accumulations................................     843,604     843,604

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                                                                 2007
                                                        -----------------------
                                                           Fair      Carrying
                                                           Value      Amount
                                                        ----------- -----------
                                                            (In Thousands)
Assets
Cash and short-term investments........................ $   939,134 $   939,134
Fixed maturity and equity securities...................  49,874,849  49,874,849
Mortgage and other loans...............................   6,391,653   6,383,814
Policy loans...........................................   1,953,972   1,891,831
Partnerships and other invested assets.................   3,948,654   3,948,654
Securities lending collateral..........................  19,010,383  19,010,383
Derivative assets......................................      39,999      39,999
Investment in Parent Company...........................      47,232      47,232
Notes receivable (amounts due from related parties)....     827,395     827,395
Assets held in separate accounts.......................  32,314,673  32,314,673
Liabilities
Investment contracts...................................  33,843,153  35,337,949
Dividend accumulations.................................     869,500     869,500
Derivative liabilities.................................     157,826     157,826
Securities lending payable.............................  20,607,521  20,607,521
Liabilities related to separate accounts...............  32,314,673  32,314,673

6. Securities Lending Program

The Company and certain other domestic insurance subsidiaries of AIG historically participated in the Securities Lending Program, which was managed by an affiliated agent, AIG Securities Lending Corp. (the "Agent") and an affiliated investment advisor for the benefit of the domestic insurance company participants (collectively, "the Participants").

On December 12, 2008, the Securities Lending Program was terminated following the sale of long-term investments held by the Agent in the Securities Lending Program's collateral account and the settlement of all outstanding securities lending transactions.

Under the Securities Lending Program, securities were loaned to various financial institutions, primarily major banks and brokerage firms. Historically, the Agent had received cash collateral from borrowers at current market levels, which were generally equal to 100 to 102 percent of the value of the loaned securities. The amount of cash advanced by borrowers declined during 2008, in light of the availability of alternative transactions requiring less collateral. During the fourth quarter of 2008, certain securities lending transactions met the requirements for sale accounting because the collateral obtained from the counterparties was not sufficient to fund substantially all of the cost of purchasing replacement assets. Accordingly, the Participants recognized net realized capital losses on deemed sales of lent securities and forward purchase commitments related to such transactions. For loans collateralized at less than 102 percent, the Company obtained a security interest in assets pledged by AIG, primarily high grade bonds, the fair value of which, together with the fair value of all collateral obtained by the Agent from counterparties in connection with the loans, equaled at least 102 percent of the fair value of the loaned securities at the inception of the loans.

Cash collateral received by the Agent was invested primarily in fixed maturity securities to earn a net spread. A significant portion of the collateral received was invested in residential mortgage-backed securities with expected maturities that were longer than the liabilities to the securities lending counterparties. The value of those collateral securities declined during the latter part of 2007 and throughout 2008 and trading in such securities was extremely limited. As a result, the Participants recognized other-than-temporary impairment charges totaling $17.21 billion in 2008 related to investments in the collateral account.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Effective June 17, 2008, the Company benefited from an agreement between AIG and the Agent's parent ("the Make-whole Agreement"), pursuant to which AIG agreed to make additional contributions to the Securities Lending Program's collateral account, up to an aggregate limit of $5 billion, to offset the obligations of the Participants to contribute to the Securities Lending Program's collateral account their pro rata share of any investment losses incurred from the sale of investments made with the Securities Lending Program's collateral on and after January 1, 2008. Any such contributions by AIG to the Securities Lending Program's collateral account were recorded by the Participants as capital contributions. This agreement, which superseded prior, substantially identical agreements that limited AIG's contributions to lower amounts, terminated on December 31, 2008.

In the third quarter of 2008, counterparties began curtailing their participation in the Securities Lending Program by returning lent securities and requiring the return of cash collateral. In September 2008, the Participants, including the Company, funded cash to the Securities Lending Program's collateral account to provide additional liquidity. On September 22, 2008, AIG entered into an $85 billion revolving credit facility (the "Fed Facility") and a guarantee and pledge agreement with the NY Fed. During September 2008, AIG's borrowings under the Fed Facility included $11.35 billion that was advanced to the Securities Lending Program to provide liquidity for the return of collateral to counterparties. At September 30, 2008, AIG deemed the $11.35 billion it had borrowed under the Fed Facility to provide liquidity to the collateral account to be capital contributions to the Participants, largely offsetting $10.71 billion of third quarter 2008 other-than-temporary impairment charges recorded by the Participants. The Participants recorded interest expense for the period of time the advances were deemed outstanding borrowings, at a rate per annum equal to 3.6175%, which approximated the commercial paper borrowing rate then in effect.

On October 8, 2008, certain of the Participants, including the Company, entered into a securities lending agreement with the NY Fed (the "Fed Securities Lending Agreement") pursuant to which the NY Fed agreed to borrow, on an overnight basis, up to $37.8 billion in investment grade fixed income securities from these participants in return for cash collateral. The Fed Securities Lending Agreement assisted the Participants in meeting their obligations to borrowers that were requesting the return of their cash collateral. Prior to this arrangement, $6.99 billion was borrowed by AIG under the Fed Facility between October 1, 2008 and October 8, 2008 and advanced to the Securities Lending Program collateral account to provide liquidity. These amounts were repaid to AIG in October 2008 using liquidity provided by transactions under the Fed Securities Lending Agreement, and the Participants recorded interest expense for these advances at a rate per annum equal to 2.8216%, which approximated the commercial paper borrowing rate then in effect. Each Participant's share of the total interest expense on the September and October 2008 advances from AIG was based on participation rates as of September 30, 2008.

On December 8, 2008, in conjunction with the termination of the Securities Lending Program, certain of the Participants purchased corporate credit and other asset-backed securities at fair values totaling $3.09 billion from the Securities Lending Program's collateral account, which used the proceeds to settle a portion of the outstanding securities lending transactions. These transactions were recorded as purchases of fixed maturity securities by each of the respective purchasing entities.

On December 12, 2008, AIG, the Participants and the Agent entered into an Asset Purchase Agreement (the "Asset Purchase Agreement") with ML II, a Delaware limited liability company whose sole member is the NY Fed.

Pursuant to the Asset Purchase Agreement, the Participants sold to ML II all of their undivided interests in a pool of $39.3 billion face amount of RMBS held by the Agent in connection with the Securities Lending Program. In exchange for the RMBS, the Participants received an initial purchase price of $19.8 billion plus the right to receive deferred contingent portions of the total purchase price of $1 billion plus a participation in the residual, each of which is subordinate to the repayment of the NY Fed loan to ML II. The amount of the initial payment and the deferred contingent portions of the total purchase price, if any are realized, will be allocated among the Participants based on their respective ownership interests in the pool of RMBS as of September 30, 2008. The total purchase price was based on the fair value of the RMBS as of October 31, 2008. The Participants recognized realized capital losses of $2.2 billion related to declines in the fair value of the RMBS for the month of October 2008 prior to the sale of the RMBS to ML II.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Pursuant to a credit agreement, the NY Fed, as senior lender, made a loan to ML II (the "ML II Senior Loan") in the aggregate amount of $19.5 billion.(such amount being the cash purchase price of the RMBS payable by ML II on the closing date after certain adjustments, including payments on RMBS for the period between the transaction settlement date of October 31, 2008 and the closing date of December 12, 2008). The ML II Senior Loan is secured by a first priority security interest in the RMBS and all property of ML II, bears interest at a rate per annum equal to one-month LIBOR plus 1.0 percent and has a stated six-year term, subject to extension by the NY Fed at its sole discretion. After the ML II Senior Loan has been repaid in full, to the extent there are sufficient net cash proceeds from the RMBS, the Participants will be entitled to receive from ML II a portion of the deferred contingent purchase price in the amount of up to $1.0 billion plus interest that accrues from the closing date and is capitalized monthly at the rate of one-month LIBOR plus
3.0 percent. In addition, after ML II has paid this fixed portion of the deferred contingent purchase price plus interest, the Participants will be entitled to receive one-sixth of any net proceeds received by ML II in respect of the RMBS as the remaining deferred contingent purchase price for the RMBS, and the NY Fed will receive five-sixths of any net proceeds received by ML II in respect of the RMBS as contingent interest on the ML II Senior Loan. The NY Fed will have sole control over ML II and the sales of the RMBS by ML II so long as the NY Fed has any interest in the ML II Senior Loan.

Neither AIG nor the Participants have any control rights over ML II. The Company has determined that ML II is a variable interest entity ("VIE") and the Company is not the primary beneficiary. The transfer of RMBS to ML II has been accounted for as a sale, in accordance with Statement of Financial Accounting Standards 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("FAS 140"). The Company has elected to account for its economic interest in ML II (including the rights to the deferred contingent purchase price) at fair value under FAS 159, because this interest would otherwise meet the criteria of a hybrid instrument and require bifurcation of an embedded derivative. This interest is reported in fixed maturity securities, trading, with changes in fair value reported as a component of net investment income. See Note 5 for further discussion of the Company's fair value methodology and the valuation of ML II.

The Participants applied the initial consideration from the sales of the RMBS and other collateral assets, along with available cash and $5.1 billion provided by AIG in the form of capital contributions, to settle outstanding securities lending transactions (including those under the Fed Securities Lending Agreement, which totaled approximately $20.5 billion as of December 12,
2008). As a result, the Securities Lending Program and the Fed Securities Lending Agreement have been terminated.

At December 31, 2008, the Company recorded a receivable from affiliate for amounts which are due the Company from the Agent, and a short-term invested asset representing undistributed funds held in the Securities Lending Program collateral account.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


As a result of the events and transactions described above, the Company recorded the following amounts in 2008:

                                                                                      (In Thousands)
                                                                                      --------------
For the year ended December 31, 2008:
Realized gains (losses) on securities lending collateral:
   Net realized gains (losses) on RMBS sold to ML II.................................  $  (764,314)
   Net realized gains (losses) on all other asset sales..............................     (727,556)
   Realized losses due to other-than-temporary declines in value.....................   (5,860,093)
                                                                                       -----------
       Total.........................................................................  $(7,351,963)
                                                                                       ===========
Net realized gains (losses) related to lent securities with insufficient collateral:
   Deemed sales of lent securities...................................................  $  (464,895)
   Forward purchase commitments......................................................     (514,544)
                                                                                       -----------
       Total.........................................................................  $  (979,439)
                                                                                       ===========
Capital contributions funded to the collateral account by AIG:
   Pursuant to the Make-whole Agreement..............................................  $ 1,711,549
   AIG advances from the Fed Facility................................................    3,972,500
   Additional contribution...........................................................      350,300
                                                                                       -----------
       Total.........................................................................  $ 6,034,349
                                                                                       ===========
Cash funded to the collateral account by the Company:................................  $ 2,005,916
                                                                                       ===========
At December 31, 2008:
   Interest in ML II reported in fixed maturity securities, trading..................  $   274,733
                                                                                       ===========
   Undistributed Securities Lending Program assets, in short term investments........  $    76,640
                                                                                       ===========
   Receivable from affiliated Agent, in amounts due from related parties.............  $    67,015
                                                                                       ===========

In conjunction with the Securities Lending Program, the Company had a small number of securities subject to lending agreements with AIG International Inc., a subsidiary of AIG. All such loans were closed on or prior to December 12, 2008 in conjunction with the termination of the Securities Lending Program.

On September 19, 2008, a proceeding was commenced pursuant to the provisions of the Securities Investor Protection Act of 1970 ("SIPA") with respect to Lehman Brothers Inc. ("Lehman") and a trustee was appointed to administer the Lehman estate. On that date, securities owned by the Company and certain other Participants (collectively, the "Affected Participants") were on loan to Lehman under a master securities lending agreement (the "MSLA"). The commencement of this SIPA proceeding constituted an event of default under the MSLA, and the lent securities were not returned by Lehman. The Affected Participants recorded the lent securities that were not returned by Lehman as sales. As a result of the default, the Affected Participants exercised their remedies under the MSLA to apply collateral held against the amounts owed by Lehman. On November 17, 2008, the Participants instructed the Agent to distribute assets from the Securities Lending Program collateral account having an aggregate fair value equal to the aggregate fair value of the unreturned lent securities on that date. The assets distributed in settlement of amounts owed by Lehman included corporate credit and other asset-backed securities, which were recorded by the Affected Participants in fixed maturity securities, available for sale. The remaining collateral held with respect to securities loaned to Lehman was distributed in cash to the Affected Participants on December 30, 2008 and is reflected in other liabilities at December 31, 2008.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


7. Deferred Policy Acquisitions Costs, Cost of Insurance Purchased and Deferred Sales Inducements

The following reflects deferred policy acquisition costs and cost of insurance purchased which will be amortized against future income and the related current amortization charges to income, excluding certain amounts deferred and amortized in the same period:

                                                      2008        2007        2006
                                                   ----------  ----------  ----------
                                                             (In Thousands)
Balance at January 1.............................. $5,451,436  $4,877,000  $3,972,384
   Deferrals......................................    784,997     766,076     921,193
   Accretion of interest/amortization.............   (678,425)   (411,794)   (188,138)
   Effect of unrealized losses on securities......    280,506     178,945     150,677
   Effect of realized losses on securities........    687,051      41,209      20,884
   Increase due to foreign exchange...............      2,000          --          --
                                                   ----------  ----------  ----------
Balance at December 31............................ $6,527,565  $5,451,436  $4,877,000
                                                   ==========  ==========  ==========

The Company periodically unlocks FAS 97 assumptions as necessary in accordance with GAAP. Depending on the product, DAC, unearned revenue reserves ("URR") and reserves required by Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Non-traditional and Long-Duration Contracts and for Separate Accounts" ("SOP 03-1") can be affected. In 2008, DAC amortization increased $173.2 million to reflect an increase in projected surrenders and a decrease in market growth assumptions. Assumptions were also unlocked for the Company's participating business resulting in CIP amortization of $1.0 million.

A roll forward of the cost of insurance purchased for the years ended December 31 follows:

                                                          2008      2007      2006
                                                        --------  --------  --------
                                                               (In Thousands)
Balance at January 1................................... $358,443  $351,469  $335,899
   Deferrals...........................................       --       101        --
   Accretion of interest/amortization..................  (16,903)  (11,445)   (5,970)
   Effect of unrealized losses on securities...........   72,181    19,200    18,449
   Effect of realized (gains) losses on securities.....   37,411      (882)    3,091
                                                        --------  --------  --------
Balance at December 31................................. $451,132  $358,443  $351,469
                                                        ========  ========  ========

CIP amortization expected to be recorded in each of the next five years, from 2009 through 2013, is $15.8 million, $15.4 million, $15.9 million, $16.1 million, and $16.2 million, respectively.

Activity in deferred sales inducements for the years ended December 31 follows:

                                                          2008      2007      2006
                                                        --------  --------  -------
                                                               (In Thousands)
Balance at January 1................................... $127,115  $ 82,128  $46,960
   Deferrals...........................................   52,480    50,651   41,681
   Accretion of interest/amortization..................  (16,166)   (8,664)  (4,513)
   Effect of unrealized (gains) losses on securities...    9,000     2,000   (2,000)
   Effect of realized losses on securities.............   20,000     1,000       --
                                                        --------  --------  -------
Balance at December 31................................. $192,429  $127,115  $82,128
                                                        ========  ========  =======

During 2008, the Company continued to migrate certain blocks of reserves and deferred acquisition costs from various legacy valuation systems to a new valuation system, representing approximately $9.0 billion of reserves and

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

$1.1 billion of DAC as of December 31, 2008. During 2007 and 2006, the corresponding amounts were approximately $1.2 billion and $9.6 billion of reserves, as of December 31, 2007 and 2006 respectively, and $1.4 billion of DAC as of December 31, 2006. The 2008 conversion resulted in an decrease in GAAP reserves of $3.2 million and an increase in DAC of $0.8 million. The 2007 and 2006 conversions resulted in an increase in GAAP reserves of $1.0 million as of December 31, 2007 and increases in reserves and DAC of $154.5 million and $136.3 million, respectively, as of December 31, 2006.

8. Reserves for Guaranteed Benefits

Details concerning the Company's exposure to guaranteed benefits as of December 31 were as follows:

                                                       2008         2007
                                                   ------------ ------------
                                                       ($ In Thousands)
In the event of death (GMDB)......................
   Account value.................................. $ 38,067,170 $ 48,252,208
   Net amount at risk (a).........................    7,258,951    1,052,868
   Average attained age of contract holders.......           57           57
   Range of guaranteed minimum return rates.......  0.00%-4.50%  0.00%-3.00%
Annual withdrawals at specified date (GMWB)
   Account value.................................. $  1,930,000 $  1,157,000
   Net amount at risk (b).........................      483,000       30,000
   Weighted average period remaining until
     guaranteed payment...........................   19.7 years   19.6 years

(a) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders died at the same balance sheet date.

(b) Net amount at risk represents the guaranteed benefit exposure in excess of the current value if all contract holders exercise the maximum withdrawal benefits at the same balance date.

The following summarizes the reserve for guaranteed benefits on variable contracts, which is reflected in the general account and reported in future policy benefits on the consolidated balance sheet:

                                           2008      2007
                                         --------  -------
                                           (In Thousands)
Balance at January 1.................... $ 12,253  $ 5,338
Guaranteed benefits incurred............  238,748   12,900
Guaranteed benefits paid................   (9,975)  (5,986)
                                         --------  -------
Balance at December 31.................. $241,026  $12,252
                                         ========  =======

The following assumptions and methodology were used to determine the reserve for guaranteed benefits on variable contracts at December 31, 2008 and 2007:

   . Data used was 1,000 stochastically generated investment performance scenarios.

   .   Mean investment performance assumption was 10%.

   .   Volatility assumption was 16%.

   .   Mortality was assumed to be 70% to 87.5% of the 1983a and Ult.M tables.

   . Lapse rates vary by contract type and duration and range from 5% to 25% with an average of 16%.

   .   The discount rate was 3% to 8%.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The guaranteed minimum withdrawal benefit rider that is available on equity indexed annuities was first offered in 2008. Because the rider has a waiting period of one year before charges are assessed and before the withdrawal option can be elected, no benefits have been paid and no reserves are being held.

9. Future Life Policy Benefits and Policyholder Contract Deposits

Substantially all of the Company's insurance and annuity liabilities relate to long-duration contracts. The contracts normally cannot be changed or canceled by the Company during the contract period.

Future policy benefits and policyholder contract deposit liabilities were as follows at December 31:

                                       2008        2007
                                    ----------- -----------
                                        (In Thousands)
Future policy benefits:
   Ordinary life................... $ 5,910,126 $ 5,553,126
   Group life......................      52,476      54,118
   Life contingent group annuities.      68,887      74,666
   Life contingent annuities.......   7,477,483   6,560,572
   Terminal funding................     377,742     386,831
   Accident and health.............     237,142     264,776
                                    ----------- -----------
Total.............................. $14,123,856 $12,894,089
                                    =========== ===========
Policyholder contract deposits:
   Annuities....................... $37,702,123 $35,730,476
   Corporate-owned life insurance..     432,102     378,792
   Universal life..................   7,175,530   6,812,785
   Other contract deposits.........     147,738     173,061
                                    ----------- -----------
Total.............................. $45,457,493 $43,095,114
                                    =========== ===========

For interest-sensitive life insurance and investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges, and as applicable, reserves required by SOP 03-1. Equity indexed business is reserved according to FAS 133. Reserves for other contracts are based on estimates of the cost of future policy benefits. Interest, mortality, and surrender assumptions vary by product and are generally based upon actual experience at the time of issue. Interest assumptions used to compute individual life reserves ranged from 1 percent to 11 percent.

The liability for policyholder contract deposits has been established based on various assumptions. Interest rates credited for deferred annuities vary by year of issuance and range from 2.0 percent to 10.75 percent. This range is applicable to deferred annuity contracts where the crediting rates are not directly based on equity market returns. Current declared interest rates are generally guaranteed to remain in effect for a period of one year, though some are guaranteed for longer periods. Withdrawal charges generally range from 0.0 percent to 20.0 percent, grading to zero over a period of 0 to 15 years. Interest rates on corporate-owned life insurance are guaranteed at 3.0 or 4.0 percent, depending on policy form, and the weighted average rate credited in 2008 was 4.77 percent. The universal life policies, exclusive of corporate-owned life insurance business, have credited interest rates of 1.0 percent to 5.75 percent and guarantees ranging from 1.0 percent to 5.25 percent depending on the year of issue. Additionally, universal life policies are subject to surrender charges that amount to a maximum of 15.0 percent of the surrender value and grade to zero over a period not longer than 20 years.

The liability for future policy benefits has been established based upon the following assumptions. Interest rates (exclusive of immediate annuities), which vary by year of issuance and products, range from 3.0 percent to 8.0 percent. Interest rates on immediate/terminal funding annuities are at a maximum of
13.25 percent and grade to not

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

less than 1.25 percent. Mortality and withdrawal rates are based upon actual experience modified to allow for variations in policy form.

10. Reinsurance

Reinsurance transactions for the years ended December 31, 2008, 2007 and 2006 were as follows:

                                                                                           Percentage
                                                                                           of Amount
                                               Ceded to Other  Assumed From       Net       Assumed
                                  Gross Amount   Companies    Other Companies    Amount      to Net
                                  ------------ -------------- --------------- ------------ ----------
                                                       (In Thousands)
December 31, 2008
Life insurance in force.......... $705,054,327  $137,546,791    $4,205,105    $571,712,641    0.74%
                                  ============  ============    ==========    ============
Premiums:
   Life insurance and annuities..    2,394,913       634,673        20,890       1,781,130    1.17%
   Accident and health insurance.       29,820        14,801        21,720          36,739   59.12%
                                  ------------  ------------    ----------    ------------
Total premiums................... $  2,424,733  $    649,474    $   42,610    $  1,817,869    2.34%
                                  ============  ============    ==========    ============
December 31, 2007
Life insurance in force.......... $651,189,526  $139,600,107    $3,208,711    $514,798,130    0.62%
                                  ============  ============    ==========    ============
Premiums:
   Life insurance and annuities..    2,252,430       595,173        14,651       1,671,908    0.88%
   Accident and health insurance.       29,418         8,045         9,959          31,332   31.79%
                                  ------------  ------------    ----------    ------------
Total premiums................... $  2,281,848  $    603,218    $   24,610    $  1,703,240    1.44%
                                  ============  ============    ==========    ============
December 31, 2006
Life insurance in force.......... $590,641,158  $140,500,654    $2,816,826    $452,957,330    0.62%
                                  ============  ============    ==========    ============
Premiums:
   Life insurance and annuities..    2,197,145       527,268        12,259       1,682,136    0.73%
   Accident and health insurance.       29,979         1,760           196          28,415    0.69%
                                  ------------  ------------    ----------    ------------
Total premiums................... $  2,227,124  $    529,028    $   12,455    $  1,710,551    0.73%
                                  ============  ============    ==========    ============

Reinsurance recoverable on paid losses was approximately $51.2 million, and $59.5 million, at December 31, 2008 and 2007, respectively. Reinsurance recoverable on unpaid losses was approximately $119.6 million, and $202.6 million at December 31, 2008 and 2007, respectively.

Total reinsurance recoverables are included in reinsurance receivables on the consolidated balance sheet.

The Company's reinsurance agreements do not relieve it from its direct obligation to its insured. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

In December 2002, the Company entered into a coinsured/modified coinsurance agreement with AIG Life Insurance Company of Bermuda ("AIGB"), an affiliate. The agreement has an effective date of March 1, 2002. Under the agreement, AIGB reinsures 100% quota share of the Company's liability on virtually all level term and universal life products issued by the Company with issue dates on or after March 1, 2002. The agreement is unlimited in duration but either party may terminate the agreement as to new business with thirty days written notice to the other party. The agreement also provides for an experience refund of all profits, less a reinsurance risk charge. This agreement does not meet the criteria for reinsurance accounting under GAAP, therefore, deposit accounting is applied.

For the year ending December 31, 2007, the Company incorporated, a wholly owned subsidiary, Pine Vermont Reinsurance Company ("Pine Vermont") with a contribution of $250,000. On September 29, 2008, Pine Vermont

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

was dissolved and the capital contribution of $250,000 was returned to the Company. Pine Vermont was domiciled in Vermont.

11. Commitments and Contingencies

The Company is party to various lawsuits and proceedings arising in the ordinary course of business. These lawsuits and proceedings include certain class action claims and claims filed by individuals who have excluded themselves from settlement of class action lawsuits relating to life insurance pricing and sales practices. In addition, many of these proceedings are pending in jurisdictions that permit damage awards disproportionate to the actual economic damages alleged to have been incurred. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations, cash flows and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

The Company had unfunded investment commitments totaling $1.12 billion of which $1.08 billion was committed to fund limited partnership investments. The company also had $39.7 million in commitments relating to mortgage loans and $4.4 million associated with bank loans at December 31, 2008.

All fifty states have laws requiring solvent life insurance companies to pay assessments to protect the interests of policyholders of insolvent life insurance and annuity companies. The Company recognizes a liability for insurance-related assessments when all of the following three conditions have been met: (i) an assessment has been imposed or information available prior to the issuance of financial statements indicates it is probable that an assessment will be imposed, (ii) the event obligating the Company to pay an imposed or probable assessment occurred on or before the date of the financial statements and (iii) the amount of the assessment can be reasonably estimated. The December 31, 2008 liability was estimated by the Company using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While it is not possible to exactly estimate the portion of the industry assessments for which the Company will be responsible, it is expected that any difference between the estimated assessments and the actual assessments will not be material to the Company's consolidated results of operations and financial position.

The Company has various leases, substantially all of which are for office space and facilities. Rentals under financing leases, contingent rentals, and future minimum rental commitments and rental expense under operating leases are not material.

At December 31, 2008, future scheduled minimum lease payments, including an estimated U.S. dollar equivalent for lease payments denominated in Euros using an exchange rate in effect at December 31, 2008, to be received by Castle 1 Trust under operating leases for the year ended December 31 are as follows:

                                         (In Thousands)
                                         --------------
2009....................................    $ 97,026
2010....................................      79,631
2011....................................      66,877
2012....................................      48,816
2013....................................      20,469
Thereafter..............................       7,548
                                            --------
Total...................................    $320,367
                                            ========

Prior to September 22, 2008, the Company and certain affiliates were parties to an existing inter-affiliate credit facility (the "facility"), under which the Company and such affiliates committed to make loans to AIG and received from AIG an annual facility fee at a specified rate. The facility was terminated on September 22, 2008, in connection with AIG's entry into an $85 billion revolving credit facility with the NY Fed. All amounts owing from AIG to the Company under the facility as of its termination date have been paid in full.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


AGL owns interests in certain limited liability companies ("LLCs") which invested in six coal synthetic fuel production facilities. The sale of coal synthetic fuel produced by these six facilities generated income tax credits. Since acquiring the facilities, AGL has recognized approximately $594 million of synfuel tax credits through December 31, 2007. By letters dated February 17, 2006, the IRS field agents have advised the LLCs that all six production facilities were placed in service before July 1, 1998 and that they will withdraw the 60-day letters issued to the LLCs.

The Company generated income tax credits as a result of investing in synthetic fuel under production. Tax credits generated from the production and sale of synthetic fuel under the Internal Revenue Code are subject to an annual phase-out provision that is based on the average wellhead price of domestic crude oil. The price range within which the tax credits are phased-out was originally established in 1980 and is adjusted annually for inflation. Depending on the price of domestic crude oil for a particular year, all or a portion of the tax credits generated in that year might be eliminated. The Company evaluated the production levels of its synthetic fuel production facilities in light of the risk of phase-out of the associated tax credits. As a result of fluctuating domestic crude oil prices, the Company evaluated and adjusted production levels when appropriate in light of this risk. The tax credits expired on December 31, 2007.

Prior to 2006, net premiums and losses retained by the Company, after retro-cessions to various quota share reinsurers, were 100% retro-ceded to another AIG subsidiary, American General Assurance Company ("AGAC"). During 2006, the agreement with AGAC terminated and the retrocession was recaptured.

Various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

In February 2006, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the SEC, the Office of the New York Attorney General ("NYAG") and the New York State Department of Insurance ("DOI"). The settlements resolved outstanding investigations conducted by the SEC, NYAG and DOI in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company obtained temporary permission from the SEC to continue to serve as a depositor for separate accounts. The Company received permanent permission from the SEC in September 2007.

12. Shareholder's Equity

The Company has 8,500 shares of $100 par value cumulative preferred stock authorized and outstanding with an $80 dividend rate, redeemable at $1,000 per share after December 31, 2000. The Company's stock is held by its immediate parent, AGC Life Insurance Company.

The Company paid $0, $550.0 million and $200.0 million in dividends on common stock to AGC Life in 2008, 2007 and 2006, respectively. The Company also paid $0, $680,000 and $680,000 in dividends on preferred stock to AGC Life in 2008, 2007 and 2006, respectively. In addition, the Company paid a non-cash dividend of $7.5 million to the Parent Company during 2006.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Capital contributions received by the Company for the years ended December 31 were as follows:

                                                2008      2007     2006
                                             ---------- --------  -------
                                                    (In Thousands)
Cash from Parent............................ $  970,000 $     --  $    --
Contributions related to Securities Lending
Program (see Note 6)........................  6,034,348   35,000       --
                                             ---------- --------  -------
   Total cash contributions.................  7,004,348   35,000       --
Contributions of securities at fair value...  1,240,741       --       --
All other non cash contributions............         --  (15,490)  37,268
                                             ---------- --------  -------
   Total capital contributions.............. $8,245,089 $ 19,510  $37,268
                                             ========== ========  =======

The components of accumulated other comprehensive income (loss) at December 31 were as follows:

                                                               2008         2007        2006
                                                           -----------  -----------  ----------
                                                                      (In Thousands)
Fixed maturity and equity securities, available for sale:
   Gross unrealized gains................................. $ 1,351,010  $ 1,670,244  $1,749,080
   Gross unrealized losses................................  (3,833,966)  (2,558,600)   (520,239)
Net unrealized gains on other invested assets.............      69,562      239,402      76,468
Adjustments to DAC, CIP and deferred sales inducements....     337,006      (24,680)   (224,825)
FAS 158 Pension adjustment................................        (350)        (328)         --
Foreign currency translation adjustments..................       2,000           --          --
Deferred federal and state income tax expense (benefit)...     730,786      238,322    (380,906)
                                                           -----------  -----------  ----------
   Accumulated other comprehensive income (loss).......... $(1,343,952) $  (435,640) $  699,578
                                                           ===========  ===========  ==========

The Company and its insurance subsidiaries are restricted by state insurance laws as to the amounts they may pay as dividends without prior approval from their respective state insurance departments. At December 31, 2008, none of the net assets of the Company can be transferred in the form of dividends, loans, or advances to the Parent Company given the Company's negative unassigned surplus. All of the consolidated shareholder's equity is similarly restricted and cannot be transferred from its subsidiaries to the Company.

Generally, the net assets of the Company's subsidiaries available for transfer to AGC Life are limited to the amounts that the subsidiaries' net assets, as determined in accordance with statutory accounting practices, exceed minimum statutory capital requirements. However, payments of such amounts as dividends may be subject to approval by regulatory authorities and are generally limited to the greater of 10 percent of policyholders' surplus or the previous year's statutory net gain from operations not in excess of unassigned surplus.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


13. Federal Income Taxes

Income tax liabilities were as follows:

                                             December 31,
                                         --------------------
                                            2008       2007
                                         ---------  ---------
                                            (In Thousands)
Current tax liability................... $(225,467) $ (15,220)
Net deferred tax liabilities............   (94,811)  (712,559)
                                         ---------  ---------
   Income tax payable................... $(320,278) $(727,779)
                                         =========  =========

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of deferred tax liabilities and assets at December 31 are as follows:

                                                                      2008         2007
                                                                  -----------  -----------
                                                                       (In Thousands)
Deferred tax liabilities applicable to:
   Deferred policy acquisition costs............................. $(2,064,606) $(1,615,479)
   Basis differential of investments.............................          --      (73,398)
   Net unrealized gains on debt and equity securities available
     for sale....................................................          --           --
   Capitalized EDP...............................................     (21,901)     (24,775)
   Prepaid expenses..............................................          --           --
   Other.........................................................     (17,680)          --
                                                                  -----------  -----------
Total deferred tax liabilities...................................  (2,104,187)  (1,713,652)
                                                                  -----------  -----------
Deferred tax assets applicable to:
   Basis differential of investments.............................   4,885,154           --
   Policy reserves...............................................     789,341      617,564
   Net unrealized losses on debt and equity securities available
     for sale....................................................     715,700      238,322
   Other.........................................................      19,385      145,207
                                                                  -----------  -----------
Total deferred tax assets before valuation allowance.............   6,409,580    1,001,093
Valuation allowance..............................................  (4,400,204)          --
                                                                  -----------  -----------
Net deferred tax liabilities..................................... $   (94,811) $  (712,559)
                                                                  ===========  ===========

The Company has a written agreement with AIG under which each subsidiary agrees to pay AIG an amount equal to the consolidated federal income tax expense multiplied by the ratio that the subsidiary's separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary's separate return tax liability over the allocated consolidated tax liability. AIG agrees to pay each subsidiary for the tax benefits, if any, of net operating losses and tax credits which are not usable by the subsidiary but which are used by other members of the consolidated group.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is as follows:

                                                                     December 31,
                                                                  -----------------
                                                                    2008     2007
                                                                  -------  --------
                                                                    (In Thousands)
Gross unrecognized tax benefits at beginning of period........... $14,647  $ 57,367
   Agreed audit adjustments with taxing authorities included in
     opening balance.............................................      --     9,147
   Increases in tax positions for prior years....................   9,000     6,647
   Decreases in tax positions for prior years....................    (444)  (58,514)
                                                                  -------  --------
Gross unrecognized tax benefits at end of period................. $23,203  $ 14,647
                                                                  =======  ========

At December 31, 2008 and 2007, the Company's unrecognized tax benefits, excluding interest and penalties, were $23.2 million and $14.6 million, respectively. As of December 31, 2008 and 2007, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $21 million and $12 million, respectively.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At January 1, 2008 and December 31, 2008, the Company had accrued $10.5 million and $3.1 million, respectively, for the payment of interest and penalties. For the year ended December 31, 2008, the Company recognized $7.4 million of interest (net of federal benefit) and penalties in the statement of income (loss).

Components of income tax expense (benefit) for the years ended December 31 were as follows:

                                                                      2008       2007      2006
                                                                  -----------  --------  --------
                                                                           (In Thousands)
Income tax at statutory percentage of pretax income.............. $(4,163,971) $352,042  $512,820
Deferred tax asset valuation allowance...........................   4,400,204        --        --
Non-conventional fuel source credits.............................          --   (58,164)  (89,803)
Dividends received deduction.....................................     (32,097)  (37,472)  (24,419)
Goodwill.........................................................      19,683        --        --
Prior year corrections...........................................     (10,518)  (22,721)    7,113
Other credits, taxes and settlements.............................       7,598     7,335   (13,403)
                                                                  -----------  --------  --------
Income tax expense............................................... $   220,899  $241,020  $392,308
                                                                  ===========  ========  ========

At December 31, 2008, the Company recorded a net deferred tax liability after valuation allowance of $94.8 million compared to a net deferred tax liability of $712.6 million at December 31, 2007. At December 31, 2008 the Company recorded a deferred tax asset valuation allowance of $4.40 billion to reduce net deferred tax assets to an amount the Company considered more likely than not (a likelihood of more than 50 percent) to be realized. Realization of the Company's net deferred tax asset depends on the ability of AIG and its subsidiaries to generate sufficient future taxable income of the appropriate character within carryforward periods of the jurisdictions in which the net capital losses were incurred.

As of December 31, 2008 the Company had a cumulative realized loss for financial accounting purposes in recent years. When making its assessment about the realization of its deferred tax assets at December 31, 2008, the Company considered all available evidence, including (i) the nature, frequency, and severity of current and cumulative financial reporting realized losses,
(ii) actions completed during 2008 designed to eliminate or limit a recurrence of the factors that contributed to the recent cumulative realized losses,
(iii) the carryforward periods for the net capital losses, (iv) the sources and timing of future taxable income, and (v) tax planning strategies that would be implemented, if necessary, to accelerate taxable amounts.

The Internal Revenue Service is currently examining the Company's tax returns for the taxable years 2001 to 2002. Although the final outcome of any issues raised in examination is uncertain, the Company believes that the ultimate

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

liability, including interest, will not materially exceed amounts recorded in the financial statements. In addition, the Company's taxable years 2001-2008 remain subject to examination by major tax jurisdictions.

14. Related-Party Transactions

See Notes 1 and 6 for further information on AIG events and the Company's participation in the Securities Lending Program.

Pursuant to a cost allocation agreement, the Company purchases administrative, investment management, accounting, marketing and data processing services from AIG or its subsidiaries. The allocation of costs for investment management services is based on the level of assets under management. The Company paid approximately $60.9 million, $60.6 million and $69.9 million for such services in 2008, 2007 and 2006, respectively. Accounts payable for such services at December 31, 2008 and 2007 were not material. The Company rents facilities and provides services on an allocated cost basis to various affiliates. Beginning in 1998, amounts received by the Company from affiliates include amounts received by its wholly owned, non-life insurance subsidiary, American General Life Companies. AGLC provides shared services, including technology, to a number of AIG's life insurance subsidiaries. The Company received approximately $286.5 million, $280.0 million and $354.8 million for such services and rent in 2008, 2007 and 2006, respectively. Accounts receivable for rent and services at December 31, 2008 and 2007 were not material.

As a matter of Company policy, derivative contracts are generally executed with AIG Financial Products Corp. ("AIGFP"), an affiliated financial products company. From time to time, derivatives will be entered into with unaffiliated parties in conjunction with private placement investments.

American Home Assurance Company ("American Home"), an indirect wholly owned subsidiary of AIG, has terminated the General Guarantee Agreement dated
March 3, 2003 ("the Guarantee") with respect to prospectively issued policies and contracts issued by the Company. The Guarantee terminated on December 29, 2006 at 4:00 p.m. Eastern Time ("Point of Termination"). Pursuant to its terms, the Guarantee does not apply to any group or individual policy, contract or certificate issued after the Point of Termination. The Guarantee will continue to cover the policies, contracts and certificates with a date of issuance earlier than the Point of Termination until all insurance obligations under such policies, contracts and certificates are satisfied in full. American Home's audited statutory financial statements are filed with the SEC in the Company's registration statements for its variable products that were issued prior to the Point of Termination.

Effective August 1, 2003, the Company and AIG Life Insurance Company of Bermuda entered into a Cut-through Agreement pursuant to which insureds, their beneficiaries and owners were granted a direct right of action against the Company in the event AIGB becomes insolvent or otherwise cannot or refuses to perform its obligations under certain life insurance policies issued by AIGB. The Cut-through Agreement was approved by the Texas Department of Insurance. The amount of the retained liability on AIGB's books related to this agreement totaled $480,000 at December 31, 2008 and $405,000 at December 31, 2007. The Company feels the probability of loss under this agreement is remote.

Effective June 23, 2003, the Company entered into a Cut-through Agreement with AIG Life of Canada ("AIGC") pursuant to which structured settlement claimants were granted a direct right of action against the Company in the event AIGC becomes insolvent or otherwise refused to meet its scheduled payment obligations under certain structured settlement contracts issued by AIGC. On November 6, 2003, the Company filed the Cut-through Agreement with the Texas Department of Insurance ("the Department"). In early 2005, the Company discussed this Cut-through Agreement with the Department and a reserve was established under these contracts that would not exceed $300 million without the consent of the Department. Effective January 1, 2008, the Company and AIGC entered into an agreement to reinsure these obligations, which was approved by the Department on August 14, 2008. The Cut-through Agreement was incorporated into and made part of this reinsurance agreement.

On September 25, 2001, the Company invested $415.0 million in an adjustable rate Senior Promissory Note issued by AIG Life Holdings, Inc. ("AIGLH"), formerly American General Corporation ("AGC"), which matured on September 15, 2006. The Company recognized interest income on the note of $16.2 million during 2006. Upon maturity, the Company reinvested the $415.0 million in a 5.57% fixed rate Senior Promissory Note due September

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

15, 2011, issued by AIGLH. The Company recognized interest income of $23.1 million, $23.1 million and $6.8 million on the note during 2008, 2007 and 2006, respectively.

On September 23, 2003, the Company purchased 68.0 percent of the non-voting preferred equity issued by Castle 1 Trust for $182.3 million. The remaining non-voting preferred equity and 100% of the voting equity of Castle 1 Trust are held by affiliates of the Company. On September 23, 2003, the Company purchased $464.5 million of fixed-rate asset backed notes and subordinated deferred interest notes issued by Castle 1 Trust, which mature on May 15, 2027. Castle 1 Trust is a Delaware statutory trust established on July 31, 2003. The business of Castle 1 Trust and its wholly owned subsidiaries is limited to acquiring, owning, leasing, maintaining, operating and selling a portfolio of commercial jet aircraft. Castle 1 Trust is consolidated in the Company's financial statements.

In 2004, the Company purchased 38.7 percent of the non-voting preferred equity issued by Castle Trust 2003-2 ("Castle 2 Trust") for $116.6 million. The Company's investment in Castle 2 Trust preferred equity is reported within partnerships and other invested assets on the consolidated balance sheet. The remaining non-voting preferred equity and 100 percent of the voting equity of Castle 2 Trust, are held by affiliates of the Company. The purchase of the non-voting equity interest of Castle 2 Trust was funded by a capital contribution received from the Parent. In 2004, the Company purchased $65.0 million of fixed-rate asset backed notes issued by Castle 2 Trust. The notes mature on November 15, 2026 and are included in bonds on the consolidated balance sheet. Affiliates of the Company own the majority of the notes payable of Castle 2 Trust. Castle 2 Trust is a Delaware statutory trust established on November 21, 2003. The business of Castle 2 Trust and its wholly owned subsidiaries is limited to acquiring, owning, leasing, maintaining, operating and selling a portfolio of commercial jet aircraft.

On December 29, 2004, the Company purchased from an affiliate, Ambler Holding Corp., all of the Class D membership interests in Spicer Energy II LLC ("Spicer"), which owned three synthetic fuel production facilities. The Company reported this investment in partnerships and other invested assets on the consolidated balance sheet and applied the equity method of accounting, recording its proportionate share of Spicer's operating losses, and recognizing tax credits generated by the synthetic fuel production. The synthetic fuel tax credits available under the Internal Revenue Code expired as of December 31, 2007 and Spicer ceased operations at that time. At December 31, 2008 and 2007, the carrying value of the investment was zero.

On December 7, 2005, the Company acquired 5.75% Senior Notes due December 14, 2015, issued by Transatlantic Holdings, Inc., an affiliate of the Company, at a cost of $163.2 million. The Company recognized interest income on the Notes of $9.5 million, $9.4 million and $9.4 million during 2008, 2007 and 2006 respectively. Other affiliates of the Company are holders of the same class of securities.

On December 15, 2005, the Company acquired 5.02% Senior Promissory Notes due December 15, 2010, issued by AGC Life at a cost of $116.0 million. The Company recognized interest income on the Notes of $5.8 million, $5.8 million and $5.8 million during 2008, 2007 and 2006 respectively.

Effective May 31, 2006, ownership of American General Securities, Inc. ("AGSI") was transferred from American General Equity Services Corp., a wholly owned subsidiary of the Company, to AIG Advisor Group, Inc., an indirect wholly owned subsidiary of AIG, through a series of related party dividends and contributions within AIG-owned companies.

On September 25, 2006, the Company purchased 27 percent of an unaffiliated mortgage loan at its estimated fair market value of $8.8 million, from SunAmerica Life Insurance Company (an affiliate), which included a purchase premium of $0.5 million.

On September 28, 2007, the Company purchased two commercial real estate properties and partnership interests in another commercial real estate property from affiliated companies. The intent of the transactions was to consolidate and simplify the ownership structure of real estate located in the AIG office complex in Houston, Texas and occupied in part by AIG affiliates. The property interests were purchased with cash at market value, based upon independent third-party investment value appraisals of the buildings and land. The Company previously held a 1.91% interest in a partnership, 2929 Allen Parkway LP, whose assets consisted primarily of an office tower and land. The Company purchased all of the remaining interests in the partnership from affiliates. The Company dissolved the partnership and took direct ownership of the real estate on December 31, 2007.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


As of September 28, 2007, AIG Global Real Estate Investment Corp. (an affiliate), assumed $91.8 million of commercial mortgage loans from the Company. These mortgage loans had previously been unaffiliated.

15. Variable Interest Entities

FASB "Revision to Interpretation No. 46, Consolidation of Variable Interest Entities" ("FIN 46R") provides the guidance for the determination of consolidation for certain entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity that is at risk which would allow the entity to finance its activities without additional subordinated financial support. FIN 46R recognizes that consolidation based on majority voting interest should not apply to these VIEs. A VIE is consolidated by its primary beneficiary, which is the party or group of related parties that absorbs a majority of the expected losses of the VIE, receives the majority of the expected residual returns of the VIE, or both.

The Company primarily determines whether it is the primary beneficiary or a significant interest holder based on a qualitative assessment of the VIE. This includes a review of the VIE's capital structure, contractual relationships and terms, nature of the VIE's operations and purpose, nature of the VIE's interests issued, and the Company's interests in the entity which either create or absorb variability. The Company evaluates the design of the VIE and the related risks the entity was designed to expose the variable interest holders to in evaluating consolidation. In limited cases, when it may be unclear from a qualitative standpoint if the Company is the primary beneficiary, the Company uses a quantitative analysis to calculate the probability weighted expected losses and probability weighted expected residual returns using cash flow modeling.

The Company's total off balance sheet exposure associated with VIEs was $71.7 million and $107.2 million at December 31, 2008 and 2007, respectively.

The following table presents the Company's total assets, total liabilities and off-balance sheet exposure associated with its significant variable interests in consolidated VIEs:

                                                             At December 31,
                                              --------------------------------------------------------------
                                                 VIE Assets      VIE Liabilities  Off-Balance Sheet Exposure
                                              ----------------- ----------------- --------------------------
                                                2008     2007     2008     2007   2008          2007
                                              -------- -------- -------- -------- ----          ----
                                                             (In Thousands)
Castle 1 Trust............................... $971,595 $969,371 $574,485 $615,321 $--           $--

The Company defines a variable interest as significant relative to the materiality of its interest in the VIE. The Company calculates its maximum exposure to loss to be (i) the amount invested in the debt or equity of the VIE, (ii) the notional amount of VIE assets or liabilities where the Company has also provided credit protection to the VIE with the VIE as the referenced obligation, or (iii) other commitments and guarantees to the VIE. Interest holders in VIEs sponsored by the Company generally have recourse only to the assets and cash flows of the VIEs and do not have recourse to the Company, except in limited circumstances when the Company has provided a guarantee to the VIE's interest holders.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents total assets of unconsolidated VIEs in which the Company holds a significant variable interest or is a sponsor that holds variable interest in a VIE, and the Company's maximum exposure to loss associated with these VIEs:

                                                 Maximum Exposure to Loss
                                              -------------------------------
                                              On-Balance Off-Balance
                                                Sheet       Sheet
                                              ---------- -----------
                                              Purchased
                                                 and     Commitments
                                   Total VIE   Retained      and
                                    Assets    Interests  Guarantees   Total
                                  ----------- ---------- ----------- --------
December 31, 2008................               (In Thousands)
Real estate and investment funds. $ 3,714,083  $398,333   $ 71,670   $470,003
CLOs/CDOs........................     719,592   164,596         --    164,596
Maiden Lane II...................  19,190,000   274,733         --    274,733
                                  -----------  --------   --------   --------
Total............................ $23,623,675  $837,662   $ 71,670   $909,332
                                  ===========  ========   ========   ========
December 31, 2007
Real estate and investment funds. $ 7,549,693  $618,067   $107,172   $725,239
CLOs/CDOs........................     332,557   193,382         --    193,382
                                  -----------  --------   --------   --------
Total............................ $ 7,882,250  $811,449   $107,172   $918,621
                                  ===========  ========   ========   ========

Balance Sheet Classification

The Company's interest in the assets and liabilities of consolidated and unconsolidated VIEs were classified on the Company's consolidated balance sheet as follows:

                                                           At December 31,
                                                 -------------------------------------
                                                 Consolidated VIEs Unconsolidated VIEs
                                                 ----------------- -------------------
                                                   2008     2007     2008      2007
                                                 -------- -------- --------  --------
Assets:.........................................           (In Thousands)
   Cash......................................... $107,282 $102,226 $     --  $     --
   Restricted cash..............................   48,701   20,025       --        --
   Available for sale securities................       --       --  164,596   193,382
   Trading securities (Maiden Lane II, in 2008).       --       --  274,733        --
   Aircraft.....................................  791,506  841,081       --        --
   Other invested assets........................   17,038       --  398,333   618,067
   Other asset accounts.........................    7,068    6,039       --        --
                                                 -------- -------- --------  --------
Total assets.................................... $971,595 $969,371 $837,662  $811,449
                                                 ======== ======== ========  ========
Liabilities:
   Other long-term debt......................... $462,306 $527,299 $     --  $     --
   Derivative liabilities.......................       --    7,999       --        --
   Other liabilities............................  112,179   80,023       --        --
                                                 -------- -------- --------  --------
Total liabiilties............................... $574,485 $615,321 $     --  $     --
                                                 ======== ======== ========  ========

Maiden Lane II

On December 12, 2008, the Company and certain other domestic insurance subsidiaries sold all of their undivided interests in a pool of $39.3 billion face amount of RMBS to ML II, whose sole member is the NY Fed. The Company has a significant variable economic interest in ML II, which is a VIE. See Note 6 for details regarding the terms of the sale of the RMBS to ML II.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The Company enters into various arrangements with VIEs in the normal course of business. The Company is involved with VIEs primarily as passive investors in debt securities (rated and unrated) and equity interests issued by VIEs.

Real Estate and Investment Funds

The Company is an investor in various real estate investments, some of which are VIEs. These investments are typically with unaffiliated third-party developers via a partnership or limited liability company structure. The VIE's activities consist of the development or redevelopment of commercial and residential real estate. The Company participates as a passive investor in the equity issued primarily by third-party-managed hedge and private equity funds and some funds managed by AIG Investments (an affiliate). The Company is typically not involved in the design or establishment of VIEs, nor does it actively participate in the management of VIEs.

CLOs/CDOs

The Company invests in collateralized debt obligations ("CDO") or collateralized loan obligations ("CLO"). In CDO and CLO transactions, a special purpose entity purchases a portfolio of assets such as bank loans, corporate debt, or non-performing credits and issues trust certificates or debt securities that represent interests in the portfolio of assets. These transactions can be cash-based or synthetic and are actively or passively managed.

Mortgage Backed Securities

The Company is a passive investor in mortgage backed securities primarily issued by domestic entities that are typically structured as a Qualifying Special Purpose Entity ("QSPE"). The Company does not sponsor or transfer assets to the entities and was not involved in the design of the entities; as such, the Company has not included these entities in the above table. As the non-sponsor and non-transferor, the Company does not have the information needed to conclusively verify that these entities are QSPEs. The Company's maximum exposure is limited to its investment in securities issued by these entities and is not the primary beneficiary of the overall entity activities. The fair value of the Company's investment in mortgage backed securities is disclosed in Note 3.

16.Benefit Plans

Effective January 1, 2002, the Company's employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

17.Subsequent Events

During February 2009, the Company received a $720 million capital contribution from its immediate parent, AGC Life Insurance Company. The capital contribution received includes a $670 million pass through contribution payable to the Company's subsidiary, VALIC.

On March 2, 2009, AIG and the NY Fed announced their intent to enter into a transaction pursuant to which AIG will transfer to the NY Fed preferred equity interests in newly-formed special purpose vehicles ("SPVs"), in settlement of a portion of the outstanding balance of the credit facility. Each SPV will have (directly or indirectly) as its only asset 100 percent of the common stock of an AIG operating subsidiary (American International Assurance Company, Limited, together with American International Assurance Company (Bermuda) Limited ("AIA") in one case and American Life Insurance Company ("ALICO") in the other). AIG expects to own the common interests of each SPV. In exchange for the preferred equity interests received by the NY Fed, there would be a concurrent substantial reduction in the outstanding balance and maximum available amount to be borrowed on the credit facility.

AIG and the NY Fed also announced their intent to enter into a securitization transaction pursuant to which AIG will issue to the NY Fed senior certificates in one or more newly-formed SPVs backed by inforce blocks of life insurance policies in settlement of a portion of the outstanding balance of the credit facility. The amount of the credit facility

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

reduction will be based on the proceeds received. The SPVs are expected to be consolidated by AIG. These transfers are subject to agreement on definitive terms and regulatory approvals at a later date. The Company may be a party to a proposed securitization transaction in the future.

On October 3, 2008, AIG announced a restructuring plan under which AIG's Life Insurance & Retirement Services operations and certain other businesses would be divested in whole or in part, including the Company. Since that time, AIG has sold certain businesses and assets and has entered into contracts to sell others. However, global market conditions have continued to deteriorate, posing risks to AIG's ability to divest assets at acceptable values. AIG's restructuring plan has evolved in response to these market conditions. Specifically, AIG's current plans involve transactions between AIG and the NY Fed with respect to AIA and ALICO as noted above, as well as preparation for a potential sale of a minority stake in its property and casualty and foreign general insurance businesses. The Company is continuing to explore other restructuring alternatives to enhance its market competitiveness.

On April 17, 2009, AIG entered into an exchange agreement with the Treasury Department pursuant to which, among other things, the Treasury Department exchanged 4,000,000 shares of the Series D Preferred Stock for 400,000 shares of AIG's Series E Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series E Preferred Stock"). The exchange agreement permits the Treasury Department in certain circumstances to exchange the Warrant for 53,798,766 shares of Series C Preferred Stock.

On April 17, 2009, AIG and the NY Fed amended the terms of the credit facility agreement to, among other things, remove the minimum 3.5 percent LIBOR rate. AIG also entered into a purchase agreement with the Treasury Department pursuant to which, among other things, AIG issued and sold to the Treasury Department 300,000 shares of Series F Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series F Preferred Stock"), each share with a zero initial liquidation preference, and a warrant to purchase up to 3,000 shares of common stock. Pursuant to the purchase agreement, the Treasury Department has committed for five years to provide immediately available funds in an amount up to $29.835 billion so long as
(i) AIG is not a debtor in a pending case under Title 11 of the United States Code and (ii) The AIG Credit Facility Trust and the Treasury Department in the aggregate own more than 50 percent of the aggregate voting power of AIG's voting securities. The liquidation preference of the AIG Series F Preferred Stock will increase, on a pro rata basis, by the amount of any draw down on the commitment. The amount of funds available under the commitment will be decreased by the aggregate amount of financial assistance that the Treasury Department provides to AIG, its subsidiaries or any special purpose vehicle established by or for the benefit of AIG or any of its subsidiaries after April 17, 2009, unless otherwise specified by the Treasury Department, in its sole discretion, under the terms of such financial assistance.

In connection with the preparation of its annual report on Form 10-K for the year ended December 31, 2008, AIG management assessed whether AIG has the ability to continue as a going concern for the next twelve months. Based on the U.S. government's continuing commitment, the agreements in principle and the other expected transactions with the NY Fed and the Treasury Department, AIG management's plans to stabilize AIG's businesses and dispose of its non-core assets, and after consideration of the risks and uncertainties to such plans, AIG management believes that it will have adequate liquidity to finance and operate AIG's businesses, execute its asset disposition plan and repay its obligations during this period. It is possible that the actual outcome of one or more of AIG management's plans could be materially different, or that one or more of AIG management's significant judgments or estimates about the potential effects of these risks and uncertainties could prove to be materially incorrect. If one or more of these possible outcomes is realized, AIG may need additional U.S. government support to meet its obligations as they come due. If AIG is unable to meet its obligations as they come due, management believes this could have a material effect upon the Company and its operations.

                                     PART C
                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial statements.

     The following financial statements are incorporated by reference or included herein, as indicated below, to this Registration Statement:

     (1) Audited financial statements of Separate Account D of American General Life Insurance Company for the year ended December 31, 2008 are included in Part B of the registration statement.

     (2) Audited consolidated financial statements of American General Life Insurance Company for the year ended December 31, 2008, for the year ended December 31, 2007 and for the year ended December 31, 2006, are included in Part B of the registration statement.

(b)  Exhibits.

     (1)(a) Certified resolutions regarding organization of Separate Account D of American General Life Insurance Company. (1)

     (2)           N/A

     (3)(a) Distribution Agreement between American General Life Insurance Company and American General Equity Services Corporation, effective October 1, 2002. (10)

     (3)(b)        Form of Selling Group Agreement. (8)

     (3)(c) Schedule of Commissions (Incorporated by reference from the text included under the heading "Distribution of the Contracts" in the Statement of Additional Information that is filed as part of this Registration Statement).

     (4)(a)        Form of Immediate Variable Annuity Contract, Form No. 03017.
                   (3)

     (5)(a)        Specimen form of Single Premium Immediate Annuity
                   Application. (3)

     (5)(b) Specimen Form of Single Premium Immediate Variable Annuity Application Supplement for Variable Contracts, Form No. AGLC100819-2003 Rev 0406. (30)

     (5)(c) Form of Service Request for Single Premium Immediate Variable Annuity, Form No. AGLC101315 Rev0506. (30)

     (5)(d) Form of Withdrawal Form for Single Premium Immediate Variable Annuity, Form No. AGLC101317. (28)

     (5)(e) Form of Customer Service Form for Single Premium Immediate Variable Annuity, Form No. AGLC101319. (28)

     (6)(a) Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective December 31, 1991.
                   (4)

     (6)(b) Amendment to the Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective July 13, 1995. (5)

     (6)(c) By-Laws of American General Life Insurance Company, restated as of June 8, 2005. (29)

     (7)(a) Form of Reinsurance Agreement between American General Life Insurance Company and General & Cologne Life Re of America.
                   (31)

     (7)(b) Form of Reinsurance Agreement between American General Life Insurance Company and Munich American Reassurance Company.
                   (31)

     (7)(c) Form of Reinsurance Agreement between American General Life Insurance Company and RGA Reinsurance Company. (31)

     (7)(d) Form of Reinsurance Agreement between American General Life Insurance Company and Swiss Re Life & Health America, Inc.
                   (31)

     (8)(a)(i) Form of Participation Agreement by and Among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (9)

     (8)(a)(ii) Form of Amendment Four to Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (17)

     (8)(a)(iii) Form of Amendment Six to Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (25)

     (8)(a)(iv) Form of Amendment Seven to Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (3)

     (8)(b)(i) Form of Participation Agreement by and among The Alger American Fund, American General Life Insurance Company and Fred Alger & Company, Incorporated. (26)

     (8)(b)(ii) Form of Amendment One to Participation Agreement by and among The Alger American Fund, American General Life Insurance Company and Fred Alger & Company, Incorporated. (3)

     (8)(c)(i) Form of Shareholder Services Agreement by and between American General Life Insurance Company and American Century Investment Management, Inc. (15)

     (8)(c)(ii) Form of Amendment One to Shareholder Services Agreement by and between American General Life Insurance Company and American Century Investment Management, Inc. (6)

     (8)(c)(iii) Form of Amendment No. 2 to Shareholder Services Agreement by and between American General Life Insurance Company and American Century Investment Management, Inc. and American Century Investment Services, Inc. (27)

     (8)(d)(i) Form of Participation Agreement by and between American General Life Insurance Company, Warburg Pincus Trust, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc. (7)

     (8)(e)(i) Form of Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and American General Life Insurance Company. (33)

     (8)(f)(i) Form of Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Equity Services Corporation, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc., dated as of October 1, 2002. (21)

     (8)(f)(ii) Form of Amendment No. 3 to Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Equity Services Corporation, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc., dated as of March 31, 2006. (16)

     (8)(f)(iii) Form of Amendment No. 5 to Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Equity Services Corporation, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. (34)

     (8)(g)(i) Form of Participation Agreement by and between American General Life Insurance Company and J.P. Morgan Series Trust
                   II. (7)

     (8)(g)(ii) Form of Amendment No. 1 to Participation Agreement by and between American General Life Insurance Company and J.P. Morgan Series Trust II. (26)

     (8)(g)(iii) Form of Fund/SERV Amendment to Participation Agreement by and between American General Life Insurance Company and J.P. Morgan Series Trust II dated as of October 1, 2007. (34)

     (8)(h)(i) Form of Fund Participation Agreement by and between American General Life Insurance Company and Janus Aspen Series. (7)

     (8)(h)(ii) Form of Amendment No. 1 to Fund Participation Agreement by and between American General Life Insurance Company and Janus Aspen Series. (22)

     (8)(h)(iii) Form of Amendment No. 3 to Fund Participation Agreement by and between American General Life Insurance Company and Janus Aspen Series. (3)

     (8)(i)(i) Form of Participation Agreement Among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (9)

     (8)(i)(ii) Form of Amendment Five to Participation Agreement by and among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (7)

     (8)(i)(iii) Form of Amendment Six to Participation Agreement by and among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (22)

     (8)(i)(iv) Form of Amendment Nine to Participation Agreement by and among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (3)

     (8)(i)(v) Form of Letter Agreement between Massachusetts Financial Services, MFS Variable Insurance Trust and American General Life Insurance Company, dated December 19, 2005. (31)

     (8)(j)(i) Sales Agreement by and between American General Life Insurance Company, Neuberger & Berman Advisors Management Trust and Neuberger & Berman Management Incorporated. (15)

     (8)(j)(ii) Form of Assignment and Modification Agreement to Fund Participation Agreement (formerly known as Sales Agreement) by and between Neuberger & Berman Management Incorporated and American General Life Insurance Company. (15)

     (8)(j)(iii) Form of Amendment to Fund Participation Agreement by and between Neuberger Berman Management Inc., Neuberger Berman Advisers Management Trust and American General Life Insurance Company. (3)

     (8)(k)(i) Form of Participation Agreement by and among American General Life Insurance Company, Oppenheimer Variable Account Funds and OppenheimerFunds, Inc. (19)

     (8)(k)(ii) Form of Amendment No. 1 to Participation Agreement by and among American General Life Insurance Company, Oppenheimer Variable Account Funds and OppenheimerFunds, Inc. (23)

     (8)(l)(i) Form of Participation Agreement by and between American General Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributor LLC. (7)

     (8)(l)(ii) Form of Amendment No. 1 to Participation Agreement by and between American General Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributor LLC.
                   (23)

     (8)(m)(i) Form of Participation Agreement by and Among Pioneer Variable Contracts Trust, American General Life Insurance Company, on its own Behalf and on Behalf of Each of the Segregated Asset Accounts, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (21)

     (8)(m)(ii) Form of Amendment No. 1 to Participation Agreement by and Among Pioneer Variable Contracts Trust, American General Life Insurance Company, on its own Behalf and on Behalf of Each of the Segregated Asset Accounts, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (23)

     (8)(m)(iii) Form of Amendment No. 4 to Participation Agreement by and Among Pioneer Variable Contracts Trust, American General Life Insurance

                   Company, on its own Behalf and on Behalf of Each of the Segregated Asset Accounts, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (34)

     (8)(n)(i) Form of Participation Agreement Among Putnam Variable Trust, Putnam Mutual Funds Corp., and American General Life Insurance Company. (9)

     (8)(n)(ii) Form of Amendment Two to Participation Agreement Among Putnam Variable Trust, Putnam Mutual Funds Corp., and American General Life Insurance Company. (3)

     (8)(n)(iii) Form of Amendment Three to Participation Agreement Among Putnam Variable Trust, Putnam Mutual Funds Corp., and American General Life Insurance Company. (34)

     (8)(o)(i) Form of Participation Agreement by and among American General Life Insurance Company and SunAmerica Series Trust. (18)

     (8)(o)(ii) Form of Addendum to Fund Participation Agreement For Class A Shares by and between SunAmerica Series Trust and American General Life Insurance Company. (27)

     (8)(o)(iii) Form of Amendment to Participation Agreement by and among American General Life Insurance Company and SunAmerica Series Trust, dated July 2, 2003. (3)

     (8)(p)(i) Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Securities Incorporated, Van Kampen American Capital Life Investment Trust, Van Kampen American Capital Asset Management, Inc., and Van Kampen American Capital Distributors, Inc. (12)

     (8)(p)(ii) Amendment One to Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Securities Incorporated, Van Kampen American Capital Life Investment Trust, Van Kampen American Capital Asset Management, Inc., and Van Kampen American Capital Distributors, Inc. (11)

     (8)(p)(iii) Form of Amendment Six to Amended and Restated Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, Inc., American General Life Insurance Company and American General Securities Incorporated. (17)

     (8)(p)(iv) Form of Amendment Seven to Amended and Restated Participation Agreement among Van Kampen Life Investment Trust, Van Kampen

                   Funds Inc., Van Kampen Asset Management, Inc., American General Life Insurance Company and American General Securities Incorporated. (22)

     (8)(p)(v) Form of Amendment Nine to Amended and Restated Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, Inc., American General Life Insurance Company and American General Distributors, Inc. (24)

     (8)(p)(vi) Form of Amendment Ten to Amended and Restated Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, Inc., American General Life Insurance Company and American General Distributors, Inc. (3)

     (8)(q)(i) Form of Participation Agreement by and between Vanguard Variable Insurance Funds, The Vanguard Group, Inc., Vanguard Marketing Corporation and American General Life Insurance Company. (7)

     (8)(q)(ii) Form of Amendment to Participation Agreement by and between Vanguard Variable Insurance Funds, The Vanguard Group, Inc., Vanguard Marketing Corporation and American General Life Insurance Company. (27)

     (8)(r)(i) Form of Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (13)

     (8)(r)(ii) Amendment One to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company dated as of July 21, 1998. (11)

     (8)(r)(iii) Form of Amendment Two to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (7)

     (8)(r)(iv) Form of Amendment Three to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company.
                   (17)

     (8)(r)(v) Form of Amendment Four to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (3)

     (8)(s)(i) Form of Administrative Services Agreement between American General Life Insurance Company and fund distributor. (5)

     (8)(t)(i) Form of Amended and Restated Administrative Services Agreement between American General Life Insurance Company and A I M Advisors, Inc. (27)

     (8)(u)(i) Form of Services Agreement Class O between Fred Alger Management, Inc. and American General Life Insurance Company.
                   (26)

     (8)(v)(i) Form of Administrative Services Agreement by and between American General Life Insurance Company and Credit Suisse Asset Management, LLC. (7)

     (8)(w)(i) Form of Service Agreement by and between Fidelity Distributors Corporation and American General Equity Services Corporation, effective October 1, 2002. (26)

     (8)(w)(ii) Form of First Amendment to Service Agreement by and between Fidelity Investments Institutional Operations Company, Inc. and American General Life Insurance Company. (32)

     (8)(x)(i) Form of Amended and Restated Service Contract by and between Fidelity Distributors Corporation and American General Equity Services Corporation, effective May 1, 2006. (32)

     (8)(y)(i) Form of Administrative Services Agreement by and among American General Life Insurance Company and Franklin Templeton Services, Inc., dated as of July 1, 1999. (14)

     (8)(y)(ii) Form of Amendment to Administrative Services Agreement by and among American General Life Insurance Company and Franklin Templeton Services, LLC, effective November 1, 2001. (20)

     (8)(y)(iii) Form of Amendment to Administrative Services Agreement by and among American General Life Insurance Company and Franklin Templeton Services, LLC, effective May 1, 2003. (26)

     (8)(y)(iv) Form of Amendment to Administrative Services Agreement by and among American General Life Insurance Company and Franklin Templeton Services, LLC. (3)

     (8)(z)(i) Form of Administrative Services Agreement by and between American General Life Insurance Company and JPMorgan Chase Bank, effective May 1, 2003. (26)

     (8)(aa)(i) Form of Indemnification Letter Agreement by and between J.P. Morgan Investment Management Inc. and American General Life Insurance Company. (27)

     (8)(bb)(i) Form of Distribution and Shareholder Services Agreement by and between Janus Distributors, Inc. and American General Life Insurance Company. (7)

     (8)(cc)(i) Form of Administrative Services Agreement by and between American General Life Insurance Company and Neuberger & Berman Management Incorporated. (15)

     (8)(cc)(ii) Form of Amendment to Administrative Services Agreement by and between American General Life Insurance Company and Neuberger & Berman Management Incorporated. (3)

     (8)(dd)(i) Form of Administrative Services Agreement by and among American General Life Insurance Company and OppenheimerFunds, Inc. (19)

     (8)(dd)(ii) Form of Amendment No. 1 to Administrative Services Agreement by and among American General Life Insurance Company and OppenheimerFunds, Inc. (23)

     (8)(ee)(i) Form of Services Agreement by and between American General Life Insurance Company and Pacific Investment Management Company LLC. (7)

     (8)(ee)(ii) Form of Amendment No. 1 to Services Agreement by and between American General Life Insurance Company and Pacific Investment Management Company LLC. (35)

     (8)(ff)(i) Form of PIMCO Variable Insurance Trust Services Agreement by and between American General Life Insurance Company and PIMCO Variable Insurance Trust. (7)

     (8)(gg)(i) Form of Marketing and Administrative Services Support Agreement by and between Putnam Retail Management Limited Partnership and American General Life Insurance Company. (16)

     (8)(hh)(i) Form of Administrative Services Agreement by and among American General Life Insurance Company and SunAmerica Asset Management Corp. (18)

     (8)(hh)(ii) Form of Amendment One to Administrative Services Agreement by and among American General Life Insurance Company and SunAmerica Asset Management Corp. (3)

     (8)(ii)(i) Form of Administrative Services Agreement between Van Kampen Asset Management Inc. and American General Life Insurance Company dated January 1, 2000. (19)

     (8)(ii)(ii) Form of Amendment Three to Administrative Services Agreement between Van Kampen Asset Management Inc. and American General Life Insurance Company dated January 1, 2000. (3)

     (8)(jj) Form of SEC Rule 22c-2 Information Sharing Agreement between AIM and American General Life Insurance Company. (31)

     (8)(kk) Form of SEC Rule 22c-2 Information Sharing Agreement between Alger and American General Life Insurance Company. (31)

     (8)(ll) Form of SEC Rule 22c-2 Information Sharing Agreement between American Century and American General Life Insurance Company.
                   (31)

     (8)(mm) Form of SEC Rule 22c-2 Information Sharing Agreement between Credit Suisse and American General Life Insurance Company.
                   (31)

     (8)(nn) Form of SEC Rule 22c-2 Information Sharing Agreement between Fidelity and American General Life Insurance Company. (31)

     (8)(oo) Form of SEC Rule 22c-2 Information Sharing Agreement between Franklin Templeton and American General Life Insurance Company. (31)

     (8)(pp) Form of SEC Rule 22c-2 Information Sharing Agreement between Janus and American General Life Insurance Company. (31)

     (8)(qq) Form of SEC Rule 22c-2 Information Sharing Agreement between J.P. Morgan and American General Life Insurance Company. (31)

     (8)(rr) Form of SEC Rule 22c-2 Information Sharing Agreement between MFS and American General Life Insurance Company. (31)

     (8)(ss) Form of SEC Rule 22c-2 Information Sharing Agreement between Neuberger Berman and American General Life Insurance Company.
                   (31)

     (8)(tt) Form of SEC Rule 22c-2 Information Sharing Agreement between Oppenheimer and American General Life Insurance Company. (31)

     (8)(uu) Form of SEC Rule 22c-2 Information Sharing Agreement between PIMCO and American General Life Insurance Company. (31)

     (8)(vv) Form of SEC Rule 22c-2 Information Sharing Agreement between Pioneer and American General Life Insurance Company. (31)

     (8)(ww) Form of SEC Rule 22c-2 Information Sharing Agreement between Putnam and American General Life Insurance Company. (31)

     (8)(xx) Form of SEC Rule 22c-2 Information Sharing Agreement between SunAmerica and American General Life Insurance Company. (31)

     (8)(yy) Form of SEC Rule 22c-2 Information Sharing Agreement between VALIC and American General Life Insurance Company. (31)

     (8)(zz) Form of SEC Rule 22c-2 Information Sharing Agreement between Van Kampen and American General Life Insurance Company. (31)

     (8)(aaa) Form of SEC Rule 22c-2 Information Sharing Agreement between Vanguard and American General Life Insurance Company. (31)

     (8)(bbb)(i) Form of Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company. (2)

     (8)(bbb)(ii)  Form of Addendum No. 1 to Service and Expense Agreement dated
                   February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company, dated May 21, 1975. (2)

     (8)(bbb)(iii) Form of Addendum No. 2 to Service and Expense Agreement dated
                   February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company, dated September 23, 1975. (2)

     (8)(bbb)(iv)  Form of Addendum No. 24 to Service and Expense Agreement
                   dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company, dated December 30, 1998. (2)

     (8)(bbb)(v) Form of Addendum No. 28 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company and American General Life Companies, effective January 1, 2002. (2)

     (8)(bbb)(vi)  Form of Addendum No. 30 to Service and Expense Agreement
                   dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance

                   Company and American General Life Companies, LLC, effective January 1, 2002. (2)

     (8)(bbb)(vii) Form of Addendum No. 32 to Service and Expense Agreement
                   dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company, American General Life Companies, LLC and American General Equity Services Corporation, effective May 1, 2004. (27)

     (9) Opinion and Consent of Lauren W. Jones, Esq., Deputy General Counsel of American General Life Companies, LLC. (3)

     (10) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers, LLP. (Filed herewith)

     (11)          Not applicable.

     (12)          Not applicable.

----------
(1) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 002-49805) of American General Life Insurance Company Separate Account D filed on December 6, 1973.

(2) Incorporated by reference to Post-Effective Amendment No. 8 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on May 3, 2004.

(3) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-109206) of American General Life Insurance Company Separate Account D on December 17, 2003.

(4) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 033-43390) of American General Life Insurance Company Separate Account D filed on October 16, 1991.

(5) Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6 Registration Statement (File No. 333-53909) of American General Life Insurance Company Separate Account VL-R filed on August 19, 1998.

(6) Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D on October 16, 2000.

(7) Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on September 20, 2000.

(8) Incorporated by reference to initial filing of Form N-6 Registration Statement (File No. 333-102299) of American General Life Insurance Company Separate Account VUL-2 filed on December 31, 2002.

(9) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on March 23, 1998.

(10) Incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-40637) of American General Life Insurance Company Separate Account D filed on November 8, 2002.

(11) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D filed on March 18, 1999.

(12) Incorporated by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 033-43390) of American General Life Insurance Company Separate Account D filed on April 30, 1997.

(13) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-40637) of American General Life Insurance Company Separate Account D filed on February 12, 1998.

(14) Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-87307) of American General Life Insurance Company Separate Account VL-R filed on October 10, 2000.

(15) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-89897) of American General Life Insurance Company Separate Account VL-R filed on January 21, 2000.

(16) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-129552) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2006.

(17) Incorporated by reference to Post-Effective Amendment No. 4 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on October 11, 2000.

(18) Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on April 24, 2002.

(19) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-87307) of American General Life Insurance Company Separate Account VL-R filed on January 20, 2000.

(20) Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on December 3, 2001.

(21) Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on December 2, 2004.

(22) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on October 10, 2001.

(23) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-129552) of American General Life Insurance Company Separate Account VL-R filed on March 30, 2006.

(24) Incorporated by reference to Post-Effective Amendment No. 3 to Form N-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on January 23, 2003.

(25) Incorporated by reference to initial filing of Form N-6 Registration Statement (File No. 333-103361) of American General Life Insurance Company Separate Account VL-R filed on February 21, 2003.

(26) Incorporated by reference to Post-Effective Amendment No. 6 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2003.

(27) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on May 2, 2005.

(28) Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-109206) of American General Life Insurance Company Separate Account D filed on May 2, 2005.

(29) Incorporated by reference to Post-Effective Amendment No. 11 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on August 12, 2005.

(30) Incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-109206) of American General Life Insurance Company Separate Account D filed on May 1, 2006.

(31) Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2007.

(32) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-137817) of American General Life Insurance Company Separate Account VL-R filed on December 14, 2006.

(33) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-144594) of American General Life Insurance Company Separate Account VL-R filed on October 2, 2007.

(34) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-153068) of American General Life Insurance Company Separate Account VL-R filed on December 3, 2008.

(35) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-151576) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2009.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

   NAME AND PRINCIPAL               POSITIONS AND OFFICES WITH DEPOSITOR
    BUSINESS ADDRESS              AMERICAN GENERAL LIFE INSURANCE COMPANY
-------------------------   ----------------------------------------------------
Rodney O. Martin, Jr.       Director and Chairman of the Board of Directors
2929 Allen Parkway
Houston, TX 77019

M. Bernard Aidinoff         Director
Sullivan and Cromwell
125 Broad Street
New York, NY 10004

David R. Armstrong          Director, President-AIG Benefit Solutions Profit
3600 Route 66               Center and Chief Executive Officer-AIG Benefit
Neptune, NJ 07754-1580      Solutions Profit Center

   NAME AND PRINCIPAL               POSITIONS AND OFFICES WITH DEPOSITOR
    BUSINESS ADDRESS              AMERICAN GENERAL LIFE INSURANCE COMPANY
-------------------------   ----------------------------------------------------
Mary Jane B. Fortin         Director, Senior Executive Vice President, Chief
2929 Allen Parkway          Financial Officer and Chief Administrative Officer
Houston, TX 77019

Richard A. Hollar           Director, President-Life Profit Center and Chief
2929 Allen Parkway          Executive Officer-Life Profit Center
Houston, TX 77019

Royce G. Imhoff, II         Director, President-Independent Distribution and
2929 Allen Parkway          Chief Executive Officer-Independent Distribution
Houston, TX 77019

David W. O'Leary            Director, President-Specialty Markets Group and
2929 Allen Parkway          Chief Executive Officer-Specialty Markets Group
Houston, TX 77019

Gary D. Reddick             Director
2929 Allen Parkway
Houston, TX 77019

Christopher J. Swift        Director
2929 Allen Parkway
Houston, TX 77019

James W. Weakley            Director and Executive Vice President-Strategic
2929 Allen Parkway          Growth Initiatives
Houston, TX 77019

Matthew E. Winter           Director, President and Chief Executive Officer
2929 Allen Parkway
Houston, TX 77019

John Gatesman               President-Affluent and Corporate Markets Group
2727-A Allen Parkway
Houston, TX 77019

Ronald J. Harris            President-Matrix Direct
9640 Granite Ridge Drive
San Diego, CA 92123

Dennis Roberts              President-Independent Agency Group
2929 Allen Parkway
Houston, TX 77019

   NAME AND PRINCIPAL               POSITIONS AND OFFICES WITH DEPOSITOR
    BUSINESS ADDRESS              AMERICAN GENERAL LIFE INSURANCE COMPANY
-------------------------   ----------------------------------------------------
Richard C. Schuettner       President-AIG Life Brokerage Profit Center
750 West Virginia Street
Milwaukee, WI 53204

Durr Sexton                 President-Annuity Profit Center
2929 Allen Parkway
Houston, TX 77019

Robert E. Steele            President-Structured Settlements
205 E. 10th Avenue
Amarillo, TX 79101

Don M. Ward                 President-Financial Institution Marketing Group
2929 Allen Parkway
Houston, TX 77019

Jeffrey H. Carlson          Executive Vice President and Chief Information
2929 Allen Parkway          Officer
Houston, TX 77019

Rodney N. Hook              Executive Vice President-AIG Benefit Solutions
3600 Route 66               Profit Center and Chief Risk Officer-AIG Benefit
Neptune, NJ 07754           Solutions Profit Center

Kyle L. Jennings            Executive Vice President, General Counsel and
2929 Allen Parkway          Secretary
Houston, TX 77019

Patricia H. Miller          Executive Vice President
2929 Allen Parkway
Houston, TX 77019

Gary Parker                 Executive Vice President and Chief Product Officer
2929 Allen Parkway
Houston, TX  77019

Dan E. Trudan               Executive Vice President and Chief Operations
2929 Allen Parkway          Officer
Houston, TX 77019

Steven D. Anderson          Senior Vice President-Life Profit Center &
2929 Allen Parkway          Independent Distribution and Chief Financial
Houston, TX 77019           Officer-Life Profit Center & Independent
                            Distribution

   NAME AND PRINCIPAL               POSITIONS AND OFFICES WITH DEPOSITOR
    BUSINESS ADDRESS              AMERICAN GENERAL LIFE INSURANCE COMPANY
-------------------------   ----------------------------------------------------
Erik A. Baden               Senior Vice President-Strategic Marketing and
2929 Allen Parkway          Business Development
Houston, TX 77019

Wayne A. Barnard            Senior Vice President and Illustration Actuary
2929 Allen Parkway
Houston, TX 77019

Robert M. Beuerlein         Senior Vice President and Chief and Appointed
2727-A Allen Parkway        Actuary
Houston, TX 77019

J. Thomas Burkhard          Senior Vice President - Chief Operating Officer,
2929 Allen Parkway          Life Profit Center
Houston, TX 77019

Don Cummings                Senior Vice President and Chief Accounting Officer
2727-A Allen Parkway
Houston, TX 77019

James A. Galli              Senior Vice President and Chief Business Development
70 Pine Street              Officer
New York, NY 10270

Robert M. Goldbloom         Senior Vice President-Terminal Funding Annuities
70 Pine Street
New York, NY 10270

William F. Guterding        Senior Vice President
70 Pine Street
New York, NY 10270

Robert F. Herbert, Jr.      Senior Vice President, Treasurer and Controller
2727-A Allen Parkway
Houston, TX 77019

Althea R. Johnson           Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Glen D. Keller              Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

   NAME AND PRINCIPAL               POSITIONS AND OFFICES WITH DEPOSITOR
    BUSINESS ADDRESS              AMERICAN GENERAL LIFE INSURANCE COMPANY
-------------------------   ----------------------------------------------------
Stephen Kennedy             Senior Vice President
750 West Virginia Street
Milwaukee, WI 53204

Frank A. Kophamel           Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Simon J. Leech              Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Charles L. Levy             Senior Vice President and Medical Director
2727-A Allen Parkway
Houston, TX 77019

Kent D. Major               Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Edmund D. McClure           Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Richard D. McFarland        Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Mark R. McGuire             Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Laura W. Milazzo            Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Lawrence J. O'Brien         Senior Vice President, Chief Marketing Officer -
2929 Allen Parkway          Independent Agency Group
Houston, TX 77019

John W. Penko               Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

   NAME AND PRINCIPAL               POSITIONS AND OFFICES WITH DEPOSITOR
    BUSINESS ADDRESS              AMERICAN GENERAL LIFE INSURANCE COMPANY
-------------------------   ----------------------------------------------------
Frederic R. Yopps           Senior Vice President
750 West Virginia St.
Milwaukee, WI 53204

Chris N. Aiken              Vice President
American General Center
2000 American General Way
Brentwood, TN 37027

Chris Ayers                 Vice President
2727-A Allen Parkway
Houston, TX 77019

Edward F. Bacon             Vice President
2727-A Allen Parkway
Houston, TX 77019

Joan M. Bartel              Vice President
2727-A Allen Parkway
Houston, TX 77019

Michael B. Boesen           Vice President
2727-A Allen Parkway
Houston, TX 77019

Timothy H. Bolden           Vice President, Chief Compliance Officer and Deputy
2727-A Allen Parkway        General Counsel
Houston, TX 77019

Laura J. Borowski           Vice President
750 West Virginia St.
Milwaukee, WI 53204

James B. Brown              Vice President
2727 Allen Parkway
Houston, TX 77019

David W. Butterfield        Vice President
3600 Route 66
Neptune, NJ 07754

Valerie A. Childrey         Vice President and Medical Director
750 West Virginia Street
Milwaukee, WI 53204

   NAME AND PRINCIPAL               POSITIONS AND OFFICES WITH DEPOSITOR
    BUSINESS ADDRESS              AMERICAN GENERAL LIFE INSURANCE COMPANY
-------------------------   ----------------------------------------------------
Mark E. Childs              Vice President
2727-A Allen Parkway
Houston, TX 77019

Robert M. Cicchi            Vice President
2727-A Allen Parkway
Houston, TX 77019

James Cortiglia             Vice President
3600 Route 66
Neptune, NJ 07754

Steven A. Dmytrack          Vice President
2929 Allen Parkway
Houston, TX 77019

Timothy M. Donovan          Vice President
2929 Allen Parkway
Houston, TX 77019

Farideh N. Farrokhi         Vice President and Assistant Secretary
2727-A Allen Parkway
Houston, TX 77019

Patrick S. Froze            Vice President
1200 N. Mayfair Road
Milwaukee, WI 53226

Brad J. Gabel               Vice President
750 West Virginia Street
Milwaukee, WI 53204

Frederick J. Garland, Jr.   Vice President
2727-A Allen Parkway
Houston, TX 77019

Liza Glass                  Vice President
2727-A Allen Parkway
Houston, TX 77019

Leo W. Grace                Vice President and Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

   NAME AND PRINCIPAL               POSITIONS AND OFFICES WITH DEPOSITOR
    BUSINESS ADDRESS              AMERICAN GENERAL LIFE INSURANCE COMPANY
-------------------------   ----------------------------------------------------
Richard L. Gravette         Vice President and Assistant Treasurer
2727-A Allen Parkway
Houston, TX 77019

Kenneth J. Griesemer        Vice President
3051 Hollis Drive
Springfield, IL 62704

Daniel J. Gutenberger       Vice President and Medical Director
750 West Virginia Street
Milwaukee, WI 53204

Joel H. Hammer              Vice President
70 Pine Street
New York, NY 10270

D. Leigh Harrington         Vice President
2929 Allen Parkway
Houston, TX 77019

Keith C. Honig              Vice President
1999 Avenue of the Stars
Los Angeles, CA 90067

Stephen D. Howard           Vice President
2727-A Allen Parkway
Houston, TX 77019

Janna M. Hubble             Vice President
2929 Allen Parkway
Houston, TX 77019

Donald E. Huffner           Vice President and Real Estate Investment Officer
70 Pine Street
New York, NY 10270

Walter P. Irby              Vice President-Specialty Marketing Group and
2929 Allen Parkway          Chief Financial Officer-Specialty Marketing Group
Houston, TX 77019

Sharla A. Jackson           Vice President
205 E. 10th Avenue
Amarillo, TX 79101

   NAME AND PRINCIPAL               POSITIONS AND OFFICES WITH DEPOSITOR
    BUSINESS ADDRESS              AMERICAN GENERAL LIFE INSURANCE COMPANY
-------------------------   ----------------------------------------------------
Michael J. Krugel           Vice President
1200 N. Mayfair Road
Milwaukee, WI 53226

Robert J. Ley               Vice President
1200 N. Mayfair Road
Milwaukee, WI 53226

Gwendolyn J. Mallett        Vice President
2727 Allen Parkway
Houston, TX 77019

W. Larry Mask               Vice President, Real Estate Investment Officer and
2929 Allen Parkway          Assistant Secretary
Houston, TX 77019

Melvin C. McFall            Vice President
2727-A Allen Parkway
Houston, TX 77019

Beverly A. Meyer            Vice President
750 West Virginia Street
Milwaukee, WI 53204

Candace A. Michael          Vice President
2727 Allen Parkway
Houston, TX 77019

Anne K. Milio               Vice President
2727 Allen Parkway
Houston, TX 77019

Sylvia A. Miller            Vice President
3051 Hollis Drive
Springfield, IL 62704

Craig A. Mitchell           Vice President and Chief Investment Officer
70 Pine Street
New York, NY 10270

Michael R. Murphy           Vice President
750 West Virginia Street
Milwaukee, WI 53204

   NAME AND PRINCIPAL               POSITIONS AND OFFICES WITH DEPOSITOR
    BUSINESS ADDRESS              AMERICAN GENERAL LIFE INSURANCE COMPANY
-------------------------   ----------------------------------------------------
David W. Napoli             Vice President
2727 Allen Parkway
Houston, TX 77019

Carl T. Nichols             Vice President and Medical Director
205 E. 10th Avenue
Amarillo, TX 79101

Deanna D. Osmonson          Vice President and Chief Privacy Officer
2727-A Allen Parkway
Houston, TX 77019

Rembert R. Owen, Jr.        Vice President, Real Estate Investment Officer and
2929 Allen Parkway          Assistant Secretary
Houston, TX 77019

Lori J. Payne               Vice President
2929 Allen Parkway
Houston, TX 77019

Cathy A. Percival           Vice President and Medical Director
2727-A Allen Parkway
Houston, TX 77019

Andrew J. Rasey             Vice President
2727 Allen Parkway
Houston, TX  77019

Rodney E. Rishel            Vice President
American General Center
2000 American General Way
Brentwood, TN 37027

Terri Robbins               Vice President
175 Water Street
New York, NY 10038

Walter J. Rudecki, Jr.      Vice President
2929 Allen Parkway
Houston, TX 77019

John Rugel                  Vice President
750 West Virginia Street
Milwaukee, WI 53204

   NAME AND PRINCIPAL               POSITIONS AND OFFICES WITH DEPOSITOR
    BUSINESS ADDRESS              AMERICAN GENERAL LIFE INSURANCE COMPANY
-------------------------   ----------------------------------------------------
Dale W. Sachtleben          Vice President
3051 Hollis Drive
Springfield, IL 62704

Carly Sanchez               Vice President and Chief Diversity Officer
2727 Allen Parkway
Houston, TX 77019

Michael C. Sibley           Vice President
Walnut Glen Tower
8144 Walnut Hill Lane
Dallas, TX 75231

T. Clay Spires              Vice President and Tax Officer
2727-A Allen Parkway
Houston, TX 77019

Dale A. Stewart             Vice President and General Auditor
2727-A Allen Parkway
Houston, TX 77019

Gregory R. Thornton         Vice President
3051 Hollis Drive
Springfield, IL 62704

Veronica Torralba           Vice President
2929 Allen Parkway
Houston, TX 77019

Sarah Van Beck              Vice President
2727-A Allen Parkway
Houston, TX 77019

Christian D. Weiss          Vice President
3051 Hollis Drive
Springfield, IL 62704

Cynthia P. Wieties          Vice President
2929 Allen Parkway
Houston, TX 77019

Lauren W. Jones             Chief Counsel-Product Development and Assistant
2929 Allen Parkway          Secretary
Houston, TX 77019

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). See footnotes to table below at end of Item 26. Table of subsidiaries of AIG can be found as Exhibit 21 in Form 10-K, SEC file Number 001-08787, accession number 0000950123-09-0037734, filed March 2, 2009.

                               SUBSIDIARIES OF AIG

                                                                                                           PERCENTAGE
                                                                                                            OF VOTING
                                                                                                           SECURITIES
                                                                                        JURISDICTION OF     HELD BY
                                                                                       INCORPORATION OR    IMMEDIATE
AS OF DECEMBER 31, 2008                                                                  ORGANIZATION     PARENT/(1)/
------------------------------------------------------------------------------------   ----------------   -----------
American International Group, Inc./(2)/                                                        Delaware        /(3)/
   AIG Capital Corporation                                                                     Delaware     100
      AIG Capital India Private Limited                                                           India   99.99/(4)/
         AIG Global Asset Management Company (India) Private Limited                              India      99/(5)/
      AIG Consumer Finance Group, Inc.                                                         Delaware     100
         AIG Bank Polska S.A.                                                                    Poland   99.92
         AIG Credit S.A.                                                                         Poland     100
         Compania Financiera Argentina S.A.                                                   Argentina     100
      AIG Credit Corp.                                                                         Delaware     100
         A.I. Credit Consumer Discount Company                                             Pennsylvania     100
         A.I. Credit Corp.                                                                New Hampshire     100
         AICCO, Inc.                                                                           Delaware     100
         AICCO, Inc.                                                                         California     100
         AIG Credit Corp. of Canada                                                              Canada     100
         Imperial Premium Funding, Inc.                                                        Delaware     100
      AIG Equipment Finance Holdings, Inc.                                                     Delaware     100
         AIG Commercial Equipment Finance, Inc.                                                Delaware     100
            AIG Commercial Equipment Finance Company, Canada                                     Canada     100
         AIG Rail Services, Inc.                                                               Delaware     100
      AIG Finance Holdings, Inc.                                                               New York     100
         AIG Finance (Hong Kong) Limited                                                      Hong Kong     100
      AIG Global Asset Management Holdings Corp.                                               Delaware     100
         AIG Asset Management Services, Inc.                                                   Delaware     100
         AIG Capital Partners, Inc.                                                            Delaware     100
         AIG Equity Sales Corp.                                                                New York     100
         AIG Global Investment Corp.                                                         New Jersey     100
         AIG Global Real Estate Investment Corp.                                               Delaware     100
         AIG Securities Lending Corp.                                                          Delaware     100
         Brazos Capital Management, L.P.                                                       Delaware     100
      American General Finance, Inc.                                                            Indiana     100
         American General Auto Finance, Inc.                                                   Delaware     100
         American General Finance Corporation                                                   Indiana     100
            Merit Life Insurance Co.                                                            Indiana     100
            MorEquity, Inc.                                                                      Nevada     100
               Wilmington Finance, Inc.                                                        Delaware     100
            Ocean Finance and Mortgages Limited                                                 England     100
            Yosemite Insurance Company                                                          Indiana     100

                               SUBSIDIARIES OF AIG

                                                                                                           PERCENTAGE
                                                                                                            OF VOTING
                                                                                                           SECURITIES
                                                                                        JURISDICTION OF     HELD BY
                                                                                       INCORPORATION OR    IMMEDIATE
AS OF DECEMBER 31, 2008                                                                  ORGANIZATION     PARENT/(1)/
------------------------------------------------------------------------------------   ----------------   -----------
               CommoLoCo, Inc.                                                              Puerto Rico     100
         American General Financial Services of Alabama, Inc.                                  Delaware     100
      International Lease Finance Corporation                                                California   67.23/(6)/
   AIG Federal Savings Bank                                                                         USA     100
   AIG Financial Advisor Services, Inc.                                                        Delaware     100
      AIG Global Investment (Luxembourg) S.A.                                                Luxembourg     100
   AIG Financial Products Corp.                                                                Delaware     100
      AIG Matched Funding Corp.                                                                Delaware     100
      Banque AIG S.A.                                                                            France      90/(7)/
   AIG Funding, Inc.                                                                           Delaware     100
   AIG Global Trade & Political Risk Insurance Company                                       New Jersey     100
   AIG Israel Insurance Company Ltd.                                                             Israel   50.01
   AIG Kazakhstan Insurance Company                                                          Kazakhstan      60
   AIG Life Holdings (International) LLC                                                       Delaware     100
      AIG Star Life Insurance Co., Ltd.                                                           Japan     100
      American International Reinsurance Company, Ltd.                                          Bermuda     100
         AIG Edison Life Insurance Company                                                        Japan      90/(8)/
         American International Assurance Company, Limited                                    Hong Kong     100
         American International Assurance Company (Australia) Limited                         Australia     100
         American International Assurance Company (Bermuda) Limited                             Bermuda     100
            AIG Life Insurance (Vietnam) Company Limited                                        Vietnam     100
            Tata AIG Life Insurance Company Limited                                               India      26
         Nan Shan Life Insurance Company, Limited                                                Taiwan   97.57
   AIG Life Holdings (US), Inc.                                                                   Texas     100
      AGC Life Insurance Company                                                               Missouri     100
         AIG Annuity Insurance Company                                                            Texas     100
         AIG Life Holdings (Canada), ULC                                                         Canada     100
            AIG Assurance Canada                                                                 Canada     100
            AIG Life Insurance Company of Canada*                                                Canada     100
         AIG Life Insurance Company                                                            Delaware     100
         AIG Life of Bermuda, Ltd.                                                              Bermuda     100
         American General Bancassurance Services, Inc.                                         Illinois     100
         American General Life and Accident Insurance Company                                 Tennessee     100
            Volunteer Vermont Holdings, LLC                                                     Vermont     100
         American General Life Insurance Company                                                  Texas     100
            AIG Enterprise Services, LLC                                                       Delaware     100
            American General Annuity Service Corporation                                          Texas     100
            American General Life Companies, LLC                                               Delaware     100
            The Variable Annuity Life Insurance Company                                           Texas     100
               AIG Retirement Services Company                                                    Texas     100
         American General Property Insurance Company                                          Tennessee     100
            American General Property Insurance Company of Florida                              Florida     100
         American International Life Assurance Company of New York                             New York     100
         The United States Life Insurance Company in the City of New York                      New York     100
      American General Assurance Company                                                       Illinois     100
         American General Indemnity Company                                                    Illinois     100
      American General Investment Management Corporation                                       Delaware     100
      American General Realty Investment Corporation                                              Texas     100

                               SUBSIDIARIES OF AIG

                                                                                                           PERCENTAGE
                                                                                                            OF VOTING
                                                                                                           SECURITIES
                                                                                        JURISDICTION OF     HELD BY
                                                                                       INCORPORATION OR    IMMEDIATE
AS OF DECEMBER 31, 2008                                                                  ORGANIZATION     PARENT/(1)/
------------------------------------------------------------------------------------   ----------------   -----------
      Knickerbocker Corporation                                                                   Texas     100
   AIG Life Insurance Company (Switzerland) Ltd.                                            Switzerland     100
   AIG Liquidity Corp.                                                                         Delaware     100
   AIG Privat Bank AG*                                                                      Switzerland     100
   AIG Property Casualty Group, Inc.                                                           Delaware     100
      AIG Commercial Insurance Group, Inc.                                                     Delaware     100
         AIG Aviation, Inc.                                                                     Georgia     100
         AIG Casualty Company                                                              Pennsylvania     100
         AIG Commercial Insurance Agency, Inc.                                               New Jersey     100
         AIG Commercial Insurance Company of Canada                                              Canada     100
         AIG Risk Management, Inc.                                                             New York     100
         American Home Assurance Company                                                       New York     100
            AIG General Insurance (Malaysia) Berhad                                            Malaysia     100
            AIG Hawaii Insurance Company, Inc.                                                   Hawaii     100
               American Pacific Insurance Company, Inc.                                          Hawaii     100
            American International Realty Corp.                                                Delaware    31.5/(9)/
            Pine Street Real Estate Holdings Corp.                                        New Hampshire   31.47/(10)/
            Transatlantic Holdings, Inc.                                                       Delaware   33.24/(11)/
               Transatlantic Reinsurance Company                                               New York     100
                  Putnam Reinsurance Company                                                   New York     100
                  Trans Re Zurich                                                           Switzerland     100
         Audubon Insurance Company                                                            Louisiana     100
            Agency Management Corporation                                                     Louisiana     100
               The Gulf Agency, Inc.                                                            Alabama     100
            Audubon Indemnity Company                                                       Mississippi     100
         Commerce and Industry Insurance Company                                               New York     100
            American International Insurance Company                                           New York      75/(12)/
               AIG Advantage Insurance Company                                                Minnesota     100
               American International Insurance Company of California, Inc.                  California     100
               American International Insurance Company of New Jersey                        New Jersey     100
         The Insurance Company of the State of Pennsylvania                                Pennsylvania     100
         Landmark Insurance Company                                                          California     100
         National Union Fire Insurance Company of Pittsburgh, Pa                           Pennsylvania     100
            AIG Domestic Claims, Inc.                                                          Delaware     100
            AIG Excess Liability Insurance Company Ltd.                                        Delaware     100
               AIG Excess Liability Insurance International Limited                             Ireland     100
            American International Specialty Lines Insurance Company                           Illinois      70/(13)/
            Lexington Insurance Company                                                        Delaware      70/(14)/
               AIG Centennial Insurance Company                                            Pennsylvania     100
                  AIG Auto Insurance Company of New Jersey                                   New Jersey     100
                  AIG Preferred Insurance Company                                          Pennsylvania     100
                  AIG Premier Insurance Company                                            Pennsylvania     100
                     AIG Indemnity Insurance Company                                       Pennsylvania     100
               JI Accident & Fire Insurance Company, Ltd.                                         Japan      50
            National Union Fire Insurance Company of Louisiana                                Louisiana     100
            National Union Fire Insurance Company of Vermont                                    Vermont     100
            21st Century Insurance Group                                                       Delaware      32/(15)/
               21st Century Casualty Company                                                 California     100

                               SUBSIDIARIES OF AIG

                                                                                                           PERCENTAGE
                                                                                                            OF VOTING
                                                                                                           SECURITIES
                                                                                        JURISDICTION OF     HELD BY
                                                                                       INCORPORATION OR    IMMEDIATE
AS OF DECEMBER 31, 2008                                                                  ORGANIZATION     PARENT/(1)/
------------------------------------------------------------------------------------   ----------------   -----------
               21st Century Insurance Company                                                California     100
               21st Century Insurance Company of the Southwest                                    Texas     100
            United Guaranty Corporation                                                  North Carolina   45.88/(16)/
               A.I.G. Mortgage Holdings Israel, Ltd.                                             Israel     100
                  E.M.I. - Ezer Mortgage Insurance Company Ltd.                                  Israel     100
            AIG United Guaranty Agenzia di Assicurazione S.R.L                                    Italy     100
            AIG United Guaranty Insurance (Asia) Limited                                      Hong Kong     100
            AIG United Guaranty Mexico, S.A.                                                     Mexico     100
            AIG United Guaranty Mortgage Insurance Company Canada                                Canada     100
            AIG United Guaranty Re Limited                                                      Ireland     100
            United Guaranty Insurance Company                                            North Carolina     100
            United Guaranty Mortgage Insurance Company                                   North Carolina     100
            United Guaranty Mortgage Insurance Company of North Carolina                 North Carolina     100
            United Guaranty Partners Insurance Company                                          Vermont     100
            United Guaranty Residential Insurance Company                                North Carolina   75.03/(17)/
               United Guaranty Credit Insurance Company                                  North Carolina     100
               United Guaranty Commercial Insurance Company of North Carolina            North Carolina     100
               United Guaranty Mortgage Indemnity Company                                North Carolina     100
            United Guaranty Residential Insurance Company of North Carolina              North Carolina     100
            United Guaranty Services, Inc.                                               North Carolina     100
         New Hampshire Insurance Company                                                   Pennsylvania     100
            American International Pacific Insurance Company                                   Colorado     100
            American International South Insurance Company                                 Pennsylvania     100
            Granite State Insurance Company                                                Pennsylvania     100
            Illinois National Insurance Co.                                                    Illinois     100
            New Hampshire Indemnity Company, Inc.                                          Pennsylvania     100
               AIG National Insurance Company, Inc.                                            New York     100
            New Hampshire Insurance Services, Inc.                                        New Hampshire     100
         Risk Specialists Companies, Inc.                                                      Delaware     100
      AIG Marketing, Inc.                                                                      Delaware     100
      American International Insurance Company of Delaware                                     Delaware     100
      Hawaii Insurance Consultants, Ltd.                                                         Hawaii     100
      HSB Group, Inc.*                                                                         Delaware     100
         The Hartford Steam Boiler Inspection and Insurance Company                         Connecticut     100
            The Hartford Steam Boiler Inspection and Insurance Company of Connecticut       Connecticut     100
            HSB Engineering Insurance Limited                                                   England     100
               The Boiler Inspection and Insurance Company of Canada                             Canada     100
   AIG Retirement Services, Inc.                                                               Delaware     100
      SunAmerica Life Insurance Company                                                         Arizona     100
            AIG SunAmerica Life Assurance Company                                               Arizona     100
               AIG SunAmerica Asset Management Corp.                                           Delaware     100
                  SunAmerica Capital Services, Inc.                                            Delaware     100
         SunAmerica Investments, Inc.                                                           Georgia     100
            AIG Advisor Group, Inc.                                                            Maryland     100
               SagePoint Financial Advisors, Inc.                                              Delaware     100
               Advantage Capital Corporation                                                   New York     100
               American General Securities Incorporated                                           Texas     100
               Financial Service Corporation                                                   Delaware     100

                               SUBSIDIARIES OF AIG

                                                                                                           PERCENTAGE
                                                                                                            OF VOTING
                                                                                                           SECURITIES
                                                                                        JURISDICTION OF     HELD BY
                                                                                       INCORPORATION OR    IMMEDIATE
AS OF DECEMBER 31, 2008                                                                  ORGANIZATION     PARENT/(1)/
------------------------------------------------------------------------------------   ----------------   -----------
                  FSC Securities Corporation                                                   Delaware     100
               Royal Alliance Associates, Inc.                                                 Delaware     100
         First SunAmerica Life Insurance Company                                               New York     100
   AIG Global Services, Inc.                                                              New Hampshire     100
   AIG Trading Group Inc.                                                                      Delaware     100
      AIG International Inc.                                                                   Delaware     100
   AIU Holdings LLC                                                                            Delaware     100
      AIG Central Europe & CIS Insurance Holdings Corporation                                  Delaware     100
         AIG Bulgaria Insurance Company EAD                                                    Bulgaria     100
         AIG Czech Republic pojistovna, a.s                                              Czech Republic     100
      AIG Egypt Insurance Company S.A.E.                                                          Egypt   94.98
      AIG Memsa Holdings, Inc.                                                                 Delaware     100
         AIG Hayleys Investment Holdings (Private) Ltd.                                       Sri Lanka      80
           Hayleys AIG Insurance Company Limited                                              Sri Lanka     100
         AIG Iraq, Inc.                                                                        Delaware     100
         AIG Lebanon S.A.L                                                                      Lebanon     100
         AIG Libya, Inc.                                                                       Delaware     100
         AIG Sigorta A.S                                                                         Turkey     100
         Tata AIG General Insurance Company Limited                                               India      26
      AIU Africa Holdings, Inc.                                                                Delaware     100
         AIG Kenya Insurance Company Limited                                                      Kenya   66.67
      AIU Insurance Company                                                                    New York     100
         AIG General Insurance Company China Limited                                              China     100
         AIG General Insurance (Taiwan) Co., Ltd.                                                Taiwan     100
      American International Underwriters Corporation                                          New York     100
         AIG Takaful-Enaya B.S.C.(c)                                                            Bahrain     100
         American International Insurance Company of Puerto Rico                            Puerto Rico     100
         Arabian American Insurance Company (Bahrain) E.C                                       Bahrain     100
         La Meridional Compania Argentina de Seguros S.A.                                     Argentina     100
         La Seguridad de Centroamerica, Compania de Seguros S.A.                              Guatemala     100
         Richmond Insurance Company Limited                                                     Bermuda     100
         Underwriters Adjustment Company, Inc.                                                   Panama     100
      American International Underwriters Overseas, Ltd.                                        Bermuda     100
         A.I.G. Colombia Seguros Generales S.A.                                                Colombia      94/(18)/
         AIG Brasil Companhia de Seguros S.A.                                                    Brazil    98.2/(19)/
         AIG Europe, S.A.                                                                        France     100/(20)/
         AIG Ireland Limited                                                                    Ireland     100
         AIG General Insurance (Thailand) Ltd.                                                 Thailand     100
         AIG General Insurance (Vietnam) Company Limited                                        Vietnam     100
                                                                                            United Arab
         AIG MEMSA Insurance Company Limited                                                   Emirates     100
         AIG UK Holdings Limited                                                                England   61.75/(21)/
            AIG Germany Holding GmbH                                                            Germany     100
               Wurttembergische und Badische Versicherungs-AG                                   Germany     100
                  DARAG Deutsche Versicherungs-und Ruckversicherungs-
                  Aktiengesellschaft*                                                           Germany     100
            AIG UK Financing Limited                                                            England     100
               AIG UK Sub Holdings Limited                                                      England     100

                               SUBSIDIARIES OF AIG

                                                                                                           PERCENTAGE
                                                                                                            OF VOTING
                                                                                                           SECURITIES
                                                                                        JURISDICTION OF     HELD BY
                                                                                       INCORPORATION OR    IMMEDIATE
AS OF DECEMBER 31, 2008                                                                  ORGANIZATION     PARENT/(1)/
------------------------------------------------------------------------------------   ----------------   -----------
                  AIG UK Limited                                                                England     100
                     AIG UK Services Limited                                                    England     100
      AIU North America, Inc.                                                                  New York     100
   American Life Insurance Company                                                             Delaware     100
      AIG Life Bulgaria Zhivotozastrahovatelno Druzhestvo AD                                   Bulgaria     100
      ALICO, S.A.                                                                                France     100
      First American Polish Life Insurance & Reinsurance Company, S.A.                           Poland     100
      Inversiones Interamericana S.A.                                                             Chile   99.99
      Pharaonic American Life Insurance Company                                                   Egypt   74.87/(22)/
   American Security Life Insurance Company, Ltd.                                          Lichtenstein     100
   Delaware American Life Insurance Company                                                    Delaware     100
   Mt. Mansfield Company, Inc.                                                                  Vermont     100
   The Philippine American Life and General Insurance Company                           the Philippines   99.78
      Pacific Union Assurance Company                                                        California     100
      Philam Equitable Life Assurance Company, Inc.                                     the Philippines      95
      Philam Insurance Company, Inc.                                                    the Philippines     100

----------

(*) In connection with AIG's asset disposition plan, through February 18, 2009, AIG has entered into contracts to sell AIG Privat Bank AG, DARAG Deutsche Versicherungs-und Ruckversicherungs-Aktiengesellschaft, HSB Group, Inc., and AIG Life Insurance Company of Canada.

/(1)/  Percentages include directors' qualifying shares.

/(2)/ All subsidiaries listed are consolidated in the financial statements of AIG as filed in its Form 10-K on March 2, 2009. Certain subsidiaries have been omitted from the tabulation. The omitted subsidiaries, when considered in the aggregate as a single subsidiary, do not constitute a significant subsidiary.

/(3)/ The common stock is owned approximately 10.1 percent by C.V. Starr & Co., Inc., Edward E. Matthews, Maurice R. and Corinne P. Greenberg Joint Tenancy Company, LLC, Starr International Company, Inc., The Maurice R. and Corinne P. Greenberg Family Foundation, Inc. and the Universal Foundation, Inc.

/(4)/  Also owned 0.01 percent by AIG Global Investment Corp.

/(5)/  Also owned 1 percent by AIG Capital Corporation.

/(6)/ Also owned 32.77 percent by National Union Fire Insurance Company of Pittsburgh, Pa.

/(7)/  Also owned 10 percent by AIG Matched Funding Corp.

/(8)/  Also owned 10 percent by a subsidiary of American Life Insurance Company.

/(9)/  Also owned by 11 other AIG subsidiaries.

/(10)/ Also owned by 11 other AIG subsidiaries.

/(11)/ Also owned 25.77 percent by AIG.

/(12)/ Also owned 21 percent by National Union Fire Insurance Company of
       Pittsburgh, Pa., 2 percent by The Insurance Company of the State of Pennsylvania and 2 percent by AIG Casualty Company.

/(13)/ Also owned 20 percent by the Insurance Company of the State of Pennsylvania and 10 percent by AIG Casualty Company.

/(14)/ Also owned 20 percent by the Insurance Company of the State of Pennsylvania and 10 percent by AIG Casualty Company.

/(15)/ Also owned 16.3 percent by American Home Assurance Company, 31.1 percent by Commerce and Industry Insurance Company and 20.6 percent by New Hampshire Insurance Company.

/(16)/ Also owned 35.12 percent by New Hampshire Insurance Company and 19.00 percent by The Insurance Company of the State of Pennsylvania.

/(17)/ Also owned 24.97 percent by United Guaranty Residential Insurance Company of North Carolina.

/(18)/ Also owned 3.24 percent by American International Underwriters de
       Colombia Ltd.

/(19)/ Also owned 1.8 percent by American Life Insurance Company.

/(20)/ The common stock is owned 8.68 percent by American International
       Underwriters Overseas, Ltd. and 91.32 percent by AIG Europe Holdings Limited.

/(21)/ Also owned 55.1 percent by American International Company, Limited, 2.33 percent by AIG Ireland Limited, 29.97 percent by American International Underwriters Overseas Association and 0.8 percent by New Hampshire Insurance Company.

/(22)/ Also owned 7.5 percent by AIG Egypt Insurance Company.

The Registrant is a separate account of American General Life Insurance Company (Depositor).

CHANGE OF CONTROL OF AIG

On March 4, 2009, AIG issued and sold to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"), 100,000 shares of AIG's Series C Perpetual, Convertible, Participating Preferred Stock (the "Stock") for an aggregate purchase price of $500,000, with an understanding that additional and independently sufficient consideration was also furnished to AIG by the Federal Reserve Bank of New York (the "FRBNY") in the form of its lending commitment (the "Credit Facility") under the Credit Agreement, dated as of September 22, 2008, between AIG and the FRBNY. The Stock has preferential liquidation rights over AIG common stock, and, to the extent permitted by law, votes with AIG's common stock on all matters submitted to AIG's shareholders. The Trust has approximately 79.9% of the aggregate voting power of AIG's common stock and is entitled to approximately 79.9% of all dividends paid on AIG's common stock, in each case treating the Stock as if converted. The Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates.

As a result of the issuance of the Stock, a change in control of AIG has occurred. The change of control does not in any way alter the Depositor's obligations to its contract owners.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 27, 2009, there were zero owners of contracts of the class covered by this registration statement, zero qualified contracts and zero non-qualified contracts.

ITEM 28. INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

AMERICAN GENERAL LIFE INSURANCE COMPANY

Except as otherwise required by applicable law:

(a) The company shall have the power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or on behalf of the company) by reason of the fact that he is or was director, officer, or employee or agent of the company, or is or was serving at the request of the company as director, officer, employee or agent of another company or enterprise, against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding; provided that he (1) acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company; and, (2) with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, by itself, create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interest of the company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was lawful.

(b) The company shall have the power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding by or on behalf of the company to procure a judgment in the company's favor, by reason of the fact that he is or was a director, officer, employee or agent of the company, or is or was serving at the request of the company as a director, officer, employee or agent of another company or enterprise, against expenses (including attorney's fees), judgments and amounts paid in settlement actually and reasonably incurred by him in connection with the defense or settlement of such action, suit or proceeding; provided that he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the company unless and only to the extent that the court in which such action, suit or proceeding was brought or any other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

(c) To the extent that a director, officer, or employee or agent of the company has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in paragraphs (a) and (b) above, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorney's fees) actually and reasonably incurred by him in connection therewith.

(d) Any indemnification under paragraphs (a) and (b) above (unless ordered by a court or made pursuant to a determination by a court as hereinafter provided) shall be made by the company upon a determination that indemnification of the director, officer, employee or agent is proper in the circumstances and he has met the applicable standard of conduct set forth in paragraphs (a) and (b). Such determination shall be made (1) by the Board by a majority of a quorum consisting of directors who were not parties to such action, suit or proceeding (disinterested), or (2) by a committee of disinterested directors designated by majority vote of disinterested directors, even though less than a quorum, or (3) by independent legal counsel in a written opinion, and such legal counsel was selected by a majority vote of a quorum of the disinterested directors, or (4) by the stockholders. In the absence of a determination that indemnification is proper, the director, officer or employee may apply to the court conducting the proceeding or another court of competent jurisdiction which shall determine whether the director, officer, employee or agent has met the applicable standard of conduct set forth in paragraphs (a) and (b). If the court shall so determine, indemnification shall be made under paragraph (a) or (b) as the case may be.

(e) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the company in advance of the final disposition of such action, suit or proceeding as authorized by the Board in the manner provided in paragraph (d) upon receipt of a written instrument acceptable to the Board by or on behalf of the director, officer, employee or agent to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the company as authorized in this section.

(f) The indemnification provided by the company's By-Laws shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under any agreement, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit or the heirs, executors and administrators of such a person.

(g) The company shall have the power to purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the company, or is or was serving at the request of the company as a director, officer, employee or agent of another company, or enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the company would have the power to indemnify him against such liability under the provisions of the company's By-Laws.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Registrant's principal underwriter, American General Equity Services Corporation, also acts as principal underwriter for American General Life Insurance Company Separate Account A, American General Life Insurance Company Separate Account VA-1 and American General Life Insurance Company Separate Account VA-2, which all offer interests in variable annuities. American General Equity Services Corporation also acts as principal underwriter for American General Life Insurance Company Separate Account VUL and American General Life Insurance Company Separate Account VUL-2, which all offer interests in flexible premium variable life insurance policies. American General Equity Services Corporation also acts as principal underwriter for certain other separate accounts of American General Life Insurance Company affiliates.

(b) The following information is provided for each director and officer of the principal underwriter:

  NAME AND PRINCIPAL              POSITIONS AND OFFICES WITH UNDERWRITER
   BUSINESS ADDRESS            AMERICAN GENERAL EQUITY SERVICES CORPORATION
----------------------   -------------------------------------------------------
Matthew E. Winter        Director and Chairman of the Board of Directors
2929 Allen Parkway
Houston, TX 77019

Mark R. McGuire          Director and Senior Vice President
2727 Allen Parkway
Houston, TX 77019

David W. O'Leary         Director, President and Chief Executive Officer
2929 Allen Parkway
Houston, TX 77019

Kyle L. Jennings         Executive Vice President, General Counsel and Secretary
2929 Allen Parkway
Houston, TX 77019

Larry Blews              Vice President and Chief Compliance Officer
2727-A Allen Parkway
Houston, TX 77019

Robert F. Herbert, Jr.   Vice President
2727-A Allen Parkway
Houston, TX 77019

  NAME AND PRINCIPAL              POSITIONS AND OFFICES WITH UNDERWRITER
   BUSINESS ADDRESS            AMERICAN GENERAL EQUITY SERVICES CORPORATION
----------------------   -------------------------------------------------------
Deanna D. Osmonson       Vice President, Chief Privacy Officer and Anti-Money
2727 Allen Parkway       Laundering Compliance Officer
Houston, TX 77019

T. Clay Spires           Vice President and Tax Officer
2727-A Allen Parkway
Houston, TX 77019

Rhonda Washington        Treasurer and Controller
2727 Allen Parkway
Houston, TX 77019

Lauren W. Jones          Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Ann Wohn                 Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

John D. Fleming          Assistant Treasurer
2929 Allen Parkway
Houston, TX 77019

Barbara J. Moore         Assistant Tax Officer
2919 Allen Parkway
Houston, TX 77019

(c) Compensation From the Registrant.

                    NET UNDERWRITING
NAME OF PRINCIPAL    DISCOUNTS AND     COMPENSATION ON    BROKERAGE
  UNDERWRITER         COMMISSIONS        REDEMPTION      COMMISSIONS   COMPENSATION
-----------------   ----------------   ---------------   -----------   ------------
American General           0                  0               0              0
Equity Services
Corporation

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Insurance Company at its principal executive office located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or at

American General Life Insurance Company's Administrative Office located at SPIA Operations 2-D1, 2727-A Allen Parkway, Houston, Texas 77019-2116.

ITEM 31. MANAGEMENT SERVICES  Not Applicable.

ITEM 32. UNDERTAKINGS

The Registrant undertakes: A) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted; B) to include either (1) as part of any application to purchase a Contract offered by a prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a toll-free number or a post card or similar written communication affixed to or included in the applicable prospectus that the applicant can use to send for a Statement of Additional Information; C) to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

REPRESENTATION REGARDING THE REASONABLENESS OF AGGREGATE FEES AND CHARGES DEDUCTED UNDER THE CONTRACTS PURSUANT TO SECTION 26(E)(2)(A) OF THE INVESTMENT COMPANY ACT OF 1940

American General Life Insurance Company hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and risks assumed by American General Life Insurance Company.

                               POWERS OF ATTORNEY

     Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Gary W. Parker and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, American General Life Insurance Company Separate Account D, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 30th day of April, 2009.

                                        AMERICAN GENERAL LIFE INSURANCE COMPANY
                                        SEPARATE ACCOUNT D
                                        (Registrant)

                                    BY: AMERICAN GENERAL LIFE INSURANCE COMPANY
                                        (On behalf of the Registrant and itself)


                                    BY: ROBERT F. HERBERT, JR.
                                        ----------------------------------------
                                        ROBERT F. HERBERT, JR.
                                        SENIOR VICE PRESIDENT,
                                           TREASURER AND CONTROLLER

                                      AGL-1

     As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.

Signature                                     Title                    Date
------------------------------   ------------------------------   --------------


RODNEY O. MARTIN, JR.            Director and Chairman            April 30, 2009
------------------------------   of the Board of Directors
RODNEY O. MARTIN, JR.


MATTHEW E. WINTER                Director, President and          April 30, 2009
------------------------------   Chief Executive Officer
MATTHEW E. WINTER


MARY JANE B. FORTIN              Director, Executive              April 30, 2009
------------------------------   Vice President and
MARY JANE B. FORTIN              Chief Financial Officer


M. BERNARD AIDINOFF              Director                         April 30, 2009
------------------------------
M. BERNARD AIDINOFF


DAVID R. ARMSTRONG               Director                         April 30, 2009
------------------------------
DAVID R. ARMSTRONG


RICHARD A. HOLLAR                Director                         April 30, 2009
------------------------------
RICHARD A. HOLLAR


ROYCE G. IMHOFF II               Director                         April 30, 2009
------------------------------
ROYCE G. IMHOFF II


DAVID W. O'LEARY                 Director                         April 30, 2009
------------------------------
DAVID W. O'LEARY

                                      AGL-2

Signature                                     Title                    Date
------------------------------   ------------------------------   --------------


GARY D. REDDICK                  Director                         April 30, 2009
------------------------------
GARY D. REDDICK


CHRISTOPHER J. SWIFT             Director                         April 30, 2009
------------------------------
CHRISTOPHER J. SWIFT


JAMES W. WEAKLEY                 Director                         April 30, 2009
------------------------------
JAMES W. WEAKLEY

                                      AGL-3

                                  EXHIBIT INDEX

ITEM 24. EXHIBITS

     (10) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP.

                                       E-1